UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, California 92614

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget	Robert N. Hickey, Esq.
President	Sullivan & Worcester LLP
Met Investors Series Trust	1666 K Street, N.W.
5 Park Plaza, Suite 1900	Washington, D.C. 20006
Irvine, California 92614

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.1%
American Funds Bond Fund (Class 1)(a)	10,615,677	$111,358,447
American Funds Global Bond Fund (Class 1)(a)	2,737,361	32,109,245
American Funds Global Small Capitalization Fund (Class 1)(a)	2,998,158	51,868,131
American Funds Growth Fund (Class 1)(a)	7,892,516	352,006,234
American Funds Growth-Income Fund (Class 1)(a)	21,570,024	644,080,908
American Funds High-Income Bond Fund (Class 1)(a)	9,314,823	98,457,683
American Funds International Fund (Class 1)(a)	6,006,151	101,443,889
American Funds New World Fund (Class 1)(a)	2,610,526	49,887,153
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1)(a)	16,360,304	204,340,198

Total Investment Company Securities (Cost $1,479,313,551)		1,645,551,888

TOTAL INVESTMENTS — 100.1% (Cost $1,479,313,551#)		1,645,551,888

Other Assets and Liabilities (net) — (0.1)%		(826,352)

NET ASSETS — 100.0%		$1,644,725,536

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $166,238,337 and $0 respectively, resulting in a net unrealized appreciation of $166,238,337.
(a)	A Portfolio of the American Funds Insurance Series.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,645,551,888	$—	$—	$1,645,551,888

TOTAL INVESTMENTS	$1,645,551,888	$—	$—	$1,645,551,888

Met Investors Series Trust

American Funds Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Security — 100.1%
American Funds Bond Fund (Class 1)(a) (Cost — $140,432,277)	14,008,322	$146,947,293

TOTAL INVESTMENTS — 100.1% (Cost $140,432,277#)		146,947,293

Other Assets and Liabilities (net) — (0.1)%		(89,716)

NET ASSETS — 100.0%		$146,857,577

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $6,515,016 and $0 respectively, resulting in a net unrealized appreciation of $6,515,016.
(a)	A Portfolio of the American Funds Insurance Series.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Security	$146,947,293	$—	$—	$146,947,293

TOTAL INVESTMENTS	$146,947,293	$—	$—	$146,947,293

Met Investors Series Trust

American Funds Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.1%
American Funds Bond Fund (Class 1)(a)	3,273,566	$34,339,707
American Funds Global Bond Fund (Class 1)(a)	1,477,664	17,332,997
American Funds Global Small Capitalization Fund (Class 1)(a)	4,332,280	74,948,443
American Funds Growth Fund (Class 1)(a)	12,195,417	543,915,599
American Funds Growth-Income Fund (Class 1)(a)	26,921,524	803,876,698
American Funds High-Income Bond Fund (Class 1)(a)	3,354,381	35,455,806
American Funds International Fund (Class 1)(a)	7,583,866	128,091,504
American Funds New World Fund (Class 1)(a)	3,763,082	71,912,509
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1)(a)	6,787,946	84,781,442

Total Investment Company Securities (Cost $1,630,144,520)		1,794,654,705

TOTAL INVESTMENTS — 100.1% (Cost $1,630,144,520#)		1,794,654,705

Other Assets and Liabilities (net) — (0.1)%		(967,601)

NET ASSETS — 100.0%		$1,793,687,104

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $164,510,185 and $0 respectively, resulting in a net unrealized appreciation of $164,510,185.
(a)	A Portfolio of the American Funds Insurance Series.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,794,654,705	$—	$—	$1,794,654,705

TOTAL INVESTMENTS	1,794,654,705	$—	$—	$1,794,654,705

Met Investors Series Trust

American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Security — 100.1%
American Funds Growth Fund(a) (Cost — $240,649,491)	6,080,396	$271,185,683

TOTAL INVESTMENTS — 100.1% (Cost $240,649,491#)		271,185,683

Other Assets and Liabilities (net) — (0.1)%		(168,512)

NET ASSETS — 100.0%		$271,017,171

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $30,536,192 and $0 respectively, resulting in a net unrealized appreciation of $30,536,192.
(a)	A Portfolio of the American Funds Insurance Series.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Security	$271,185,683	$—	$—	$271,185,683

TOTAL INVESTMENTS	$271,185,683	$—	$—	$271,185,683

Met Investors Series Trust

American Funds International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Security — 100.1%
American Funds International Fund(a) (Cost — $136,281,276)	9,398,087	$158,733,695

TOTAL INVESTMENTS — 100.1% (Cost $136,281,276#)		158,733,695

Other Assets and Liabilities (net) — (0.1)%		(89,705)

NET ASSETS — 100.0%		$158,643,990

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $22,452,419 and $0 respectively, resulting in a net unrealized appreciation of $22,452,419.
(a)	A Portfolio of the American Funds Insurance Series.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Security	$158,733,695	$—	$—	$158,733,695

TOTAL INVESTMENTS	$158,733,695	$—	$—	$158,733,695

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
American Funds Bond Fund (Class 1)(a)	18,082,819	$189,688,769
American Funds Global Bond Fund (Class 1)(a)	1,087,735	12,759,135
American Funds Global Small Capitalization Fund (Class 1)(a)	795,743	13,766,360
American Funds Growth Fund (Class 1)(a)	2,990,681	133,384,359
American Funds Growth-Income Fund (Class 1)(a)	14,958,824	446,670,475
American Funds High-Income Bond Fund (Class 1)(a)	9,877,973	104,410,176
American Funds International Fund (Class 1)(a)	4,777,957	80,699,704
American Funds New World Fund (Class 1)(a)	692,264	13,229,163
American Funds U.S. Government /AAA — Rated Securities Fund (Class 1)(a)	24,005,504	299,828,744

Total Investment Company Securities (Cost $1,163,724,736)		1,294,436,885

TOTAL INVESTMENTS — 100.0% (Cost $1,163,724,736#)		1,294,436,885

Other Assets and Liabilities (net) — 0.0%		(629,742)

NET ASSETS — 100.0%		$1,293,807,143

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $130,712,149 and $0 respectively, resulting in a net unrealized appreciation of $130,712,149.
(a)	A Portfolio of the American Funds Insurance Series.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,294,436,885	$—	$—	$1,294,436,885

TOTAL INVESTMENTS	$1,294,436,885	$—	$—	$1,294,436,885

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Portfolio of Investments (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 99.6%
Aerospace & Defense — 2.9%
Boeing Co. (The)	12,741	$689,925
General Dynamics Corp.	19,916	1,286,574
Honeywell International, Inc.	14,666	544,842
Lockheed Martin Corp.	21,063	1,644,599
Northrop Grumman Corp.	8,000	414,000
Raytheon Co.	31,916	1,531,010
United Technologies Corp.	19,341	1,178,447

		7,289,397

Air Freight & Logistics — 0.4%
FedEx Corp.	4,900	368,578
United Parcel Service, Inc. — Class B	11,210	633,029

		1,001,607

Beverages — 1.8%
Coca-Cola Co.	28,350	1,522,395
Coca-Cola Enterprises, Inc.	36,490	781,251
Dr Pepper Snapple Group, Inc.*	27,340	786,025
PepsiCo, Inc.	26,092	1,530,557

		4,620,228

Biotechnology — 2.3%
Amgen, Inc.*	41,541	2,502,015
Biogen Idec, Inc.*	14,850	750,222
Celgene Corp.*	8,900	497,510
Cephalon, Inc.*(a)	20,100	1,170,624
Gilead Sciences, Inc.*	18,426	858,283

		5,778,654

Building Products — 0.2%
Masco Corp.	42,700	551,684

Capital Markets — 3.8%
Affiliated Managers Group, Inc.*(a)	9,900	643,599
Ameriprise Financial, Inc.	37,382	1,358,088
Bank of New York Mellon Corp.	22,187	643,201
Charles Schwab Corp. (The)	25,647	491,140
Goldman Sachs Group, Inc. (The)	14,111	2,601,363
Jefferies Group, Inc.*	25,914	705,638
Morgan Stanley	46,712	1,442,467
State Street Corp.	14,790	777,954
TD Ameritrade Holding Corp.*	44,768	878,348

		9,541,798

Chemicals — 1.0%
Dow Chemical Co. (The)	40,700	1,061,049
E.I. du Pont de Nemours & Co.	17,196	552,679
Monsanto Co.	10,539	815,719

		2,429,447

Commercial & Professional Services — 0.2%
Brink’s Co. (The)	11,000	296,010
R.R. Donnelley & Sons Co.	6,500	138,190

		434,200

Commercial Banks — 2.3%
Bank of Montreal	21,300	1,078,632
BOK Financial Corp.(a)	5,000	231,600
Credicorp, Ltd.	10,620	825,811
Cullen/Frost Bankers, Inc.(a)	8,272	427,166

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

U.S. Bancorp	45,879	$1,002,915
Wells Fargo & Co.	81,044	2,283,820

		5,849,944

Communications Equipment — 2.6%
Cisco Systems, Inc.*	178,364	4,198,689
Motorola, Inc.	107,400	922,566
QUALCOMM, Inc.	32,052	1,441,699

		6,562,954

Computers & Peripherals — 7.9%
Apple, Inc.*	26,742	4,957,165
Dell, Inc.*	76,704	1,170,503
EMC Corp.*	64,400	1,097,376
Hewlett-Packard Co.	102,306	4,829,866
International Business Machines Corp.	51,835	6,199,984
NCR Corp.*	39,600	547,272
Seagate Technology	86,800	1,320,228

		20,122,394

Construction & Engineering — 0.8%
KBR, Inc.	35,500	826,795
Shaw Group, Inc. (The)*	36,450	1,169,681

		1,996,476

Consumer Finance — 1.0%
American Express Co.	23,950	811,905
AmeriCredit Corp.*(a)	42,600	672,654
Capital One Financial Corp.	26,720	954,706

		2,439,265

Containers & Packaging — 0.0%
Pactiv Corp.*	4,700	122,435

Diversified Consumer Services — 0.9%
Apollo Group, Inc. — Class A*	22,540	1,660,522
ITT Educational Services, Inc.*(a)	4,536	500,820

		2,161,342

Diversified Financial Services — 3.1%
Bank of America Corp.	182,887	3,094,448
Citigroup, Inc.	141,920	686,893
JPMorgan Chase & Co.	95,703	4,193,705

		7,975,046

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	188,923	5,102,810
Verizon Communications, Inc.	107,095	3,241,766

		8,344,576

Electric Utilities — 1.0%
DPL, Inc.(a)	34,600	903,060
Duke Energy Corp.	24,900	391,926
Exelon Corp.	10,560	523,987
FPL Group, Inc.	13,400	740,082

		2,559,055

Electrical Equipment — 0.2%
Emerson Electric Co.	14,500	581,160

Electronic Equipment, Instruments & Components — 0.3%
Flextronics International, Ltd.*	88,000	656,480

Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.(a)	6,440	615,149

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

National-Oilwell Varco, Inc.*	22,900	$987,677
Noble Corp.	23,600	895,856
Oil States International, Inc.*	23,800	836,094
Schlumberger, Ltd.	21,486	1,280,565

		4,615,341

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	7,327	413,682
CVS Caremark Corp.	41,620	1,487,499
Kroger Co. (The)	67,540	1,394,026
Wal-Mart Stores, Inc.	55,995	2,748,794

		6,044,001

Food Products — 1.7%
Archer-Daniels-Midland Co.	26,200	765,564
ConAgra Foods, Inc.	17,900	388,072
Dean Foods Co.*	44,940	799,483
H.J. Heinz Co.	14,290	568,027
Kraft Foods, Inc. — Class A	53,400	1,402,818
Tyson Foods, Inc. — Class A	29,148	368,139

		4,292,103

Gas Utilities — 0.6%
AGL Resources, Inc.	28,700	1,012,249
Energen Corp.	10,500	452,550

		1,464,799

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	18,400	1,048,984
Beckman Coulter, Inc.	11,100	765,234
Covidien Plc	22,776	985,290
Hospira, Inc.*	24,100	1,074,860
Medtronic, Inc.	39,500	1,453,600

		5,327,968

Health Care Providers & Services — 2.5%
Aetna, Inc.	42,500	1,182,775
AmerisourceBergen Corp.	28,200	631,116
Coventry Health Care, Inc.*	45,790	913,968
McKesson Corp.	11,900	708,645
Medco Health Solutions, Inc.*	13,800	763,278
UnitedHealth Group, Inc.	46,075	1,153,718
WellPoint, Inc.*	19,200	909,312

		6,262,812

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	21,958	1,253,143
Starbucks Corp.*	41,320	853,258

		2,106,401

Household Durables — 1.4%
Garmin, Ltd.(a)	41,249	1,556,737
Leggett & Platt, Inc.(a)	36,990	717,606
Newell Rubbermaid, Inc.(a)	73,340	1,150,705

		3,425,048

Household Products — 2.0%
Colgate-Palmolive Co.	10,060	767,377
Kimberly-Clark Corp.	15,000	884,700
Procter & Gamble Co. (The)	58,462	3,386,119

		5,038,196

Independent Power Producers & Energy Traders — 0.6%
AES Corp. (The)*	44,700	662,454

Met Investors Series Trust

Battermarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Constellation Energy Group, Inc.	27,400	$886,938

		1,549,392

Industrial Conglomerates — 2.0%
3M Co.	14,061	1,037,702
General Electric Co.	164,904	2,707,723
Tyco International, Ltd.	37,100	1,279,208

		5,024,633

Insurance — 3.4%
Aflac, Inc.	30,740	1,313,828
Allstate Corp.	17,200	526,664
American Financial Group, Inc.	33,100	844,050
Arthur J. Gallagher & Co.	35,600	867,572
Chubb Corp.	9,100	458,731
Lincoln National Corp.	19,050	493,585
Principal Financial Group, Inc.	50,165	1,374,019
Prudential Financial, Inc.	17,100	853,461
Torchmark Corp.	27,420	1,190,851
Travelers Cos., Inc. (The)	11,700	575,991

		8,498,752

Internet & Catalog Retail — 0.4%
Expedia, Inc.*	23,000	550,850
Liberty Media Corp. — Interactive — Class A*	53,850	590,735

		1,141,585

Internet Software & Services — 1.4%
eBay, Inc.*	43,500	1,027,035
Google, Inc. — Class A*	4,900	2,429,665

		3,456,700

IT Services — 2.1%
Accenture Plc — Class A	18,300	682,041
Affiliated Computer Services, Inc. — Class A*	1,900	102,923
Amdocs, Ltd.*	29,650	796,992
Computer Sciences Corp.*	32,400	1,707,804
Hewitt Associates, Inc. — Class A*(a)	26,400	961,752
Lender Processing Services, Inc.	15,600	595,452
Western Union Co. (The)	25,441	481,344

		5,328,308

Life Sciences Tools & Services — 0.3%
Life Technologies Corp.*	15,000	698,250

Machinery — 0.6%
Joy Global, Inc.	15,220	744,867
Navistar International Corp.*	21,300	797,046

		1,541,913

Media — 1.8%
Comcast Corp. — Class A	83,704	1,413,761
DISH Network Corp. — Class A*	25,200	485,352
Gannett Co., Inc.	35,000	437,850
Time Warner Cable, Inc.	16,950	730,375
Time Warner, Inc.	19,645	565,383
Walt Disney Co. (The)	35,730	981,146

		4,613,867

Metals & Mining — 0.8%
Cliffs Natural Resources, Inc.	38,700	1,252,332
Steel Dynamics, Inc.	57,825	887,036

		2,139,368

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Multi-Utilities — 0.9%
NSTAR	8,400	$267,288
PG&E Corp.	14,504	587,267
Public Service Enterprise Group, Inc.	28,210	886,922
TECO Energy, Inc.	47,400	667,392

		2,408,869

Multiline Retail — 1.3%
Dollar Tree, Inc.*(a)	13,200	642,576
Family Dollar Stores, Inc.	50,700	1,338,480
Target Corp.	26,517	1,237,814

		3,218,870

Office Electronics — 0.3%
Xerox Corp.	89,750	694,665

Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	16,990	1,065,783
Apache Corp.	17,500	1,607,025
Chevron Corp.	63,439	4,468,009
ConocoPhillips Co.	59,058	2,667,059
Devon Energy Corp.	8,575	577,355
EnCana Corp.	9,765	562,561
Exxon Mobil Corp.	110,926	7,610,633
Marathon Oil Corp.	29,400	937,860
Murphy Oil Corp.	10,800	621,756
Occidental Petroleum Corp.	19,466	1,526,134
Peabody Energy Corp.	18,400	684,848
Talisman Energy, Inc.	28,161	488,312
Tesoro Corp.(a)	25,650	384,237

		23,201,572

Paper & Forest Products — 0.7%
International Paper Co.	81,860	1,819,748

Pharmaceuticals — 8.5%
Abbott Laboratories	27,579	1,364,333
Bristol-Myers Squibb Co.	100,375	2,260,445
Eli Lilly & Co.	22,976	758,897
Endo Pharmaceuticals Holdings, Inc.*(a)	70,700	1,599,941
Johnson & Johnson	66,854	4,070,740
Merck & Co., Inc.	70,208	2,220,679
Mylan, Inc.*(a)	34,400	550,744
Pfizer, Inc.	214,906	3,556,694
Schering-Plough Corp.	83,400	2,356,050
Watson Pharmaceuticals, Inc.*	44,000	1,612,160
Wyeth	22,051	1,071,238

		21,421,921

Real Estate Investment Trusts (REITs) — 0.4%
Hospitality Properties Trust	12,800	260,736
Liberty Property Trust	22,600	735,178

		995,914

Real Estate Management & Development — 0.6%
Brookfield Properties Corp.(a)	82,100	924,446
CB Richard Ellis Group, Inc. — Class A*	40,600	476,644

		1,401,090

Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	11,000	878,130
Con-way, Inc.	17,960	688,227
CSX Corp.	17,000	711,620

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Union Pacific Corp.	31,600	$1,843,860

		4,121,837

Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	158,369	3,099,281
KLA-Tencor Corp.	12,500	448,250
LSI Corp.*(a)	87,840	482,242
Marvell Technology Group, Ltd.*	61,439	994,697
ON Semiconductor Corp.*	74,800	617,100
STMicroelectronics N.V. NY Shares(a)	36,300	342,309
Texas Instruments, Inc.	25,574	605,848

		6,589,727

Software — 4.0%
BMC Software, Inc.*	24,580	922,487
Microsoft Corp.	188,590	4,882,595
Oracle Corp.	151,900	3,165,596
Synopsys, Inc.*	54,190	1,214,940

		10,185,618

Specialty Retail — 1.8%
Aeropostale, Inc.*(a)	14,700	639,009
Home Depot, Inc. (The)	44,128	1,175,570
Lowe’s Cos., Inc.	28,500	596,790
Ross Stores, Inc.(a)	17,400	831,198
TJX Cos., Inc. (The)	36,290	1,348,173

		4,590,740

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	36,370	1,197,300
NIKE, Inc. — Class B	7,560	489,132
Polo Ralph Lauren Corp.	15,925	1,220,174

		2,906,606

Tobacco — 1.9%
Altria Group, Inc.	85,625	1,524,981
Lorillard, Inc.	9,879	734,010
Philip Morris International, Inc.	41,688	2,031,873
Reynolds American, Inc.	12,950	576,534

		4,867,398

Total Common Stocks (Cost $249,936,060)		252,012,154

Short-Term Investment — 5.2%
Mutual Funds — 5.2%
State Street Navigator Securities Lending Trust Prime Portfolio(b) (Cost — $13,247,584)	13,247,584	13,247,584

TOTAL INVESTMENTS — 104.8% (Cost $263,183,644#)		265,259,738

Other Assets and Liabilities (net) — (4.8)%		(12,208,759)

NET ASSETS — 100.0%		$253,050,979

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $28,213,427 and $26,137,333 respectively, resulting in a net unrealized appreciation of $2,076,094.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $12,910,873 and the collateral received consisted of cash in the amount of $13,247,584. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,289,397	$—	$—	$7,289,397
Air Freight & Logistics	1,001,607	—	—	1,001,607
Beverages	4,620,228	—	—	4,620,228
Biotechnology	5,778,654	—	—	5,778,654
Building Products	551,684	—	—	551,684
Capital Markets	9,541,798	—	—	9,541,798
Chemicals	2,429,447	—	—	2,429,447
Commercial & Professional Services	434,200	—	—	434,200
Commercial Banks	5,849,944	—	—	5,849,944
Communications Equipment	6,562,954	—	—	6,562,954
Computers & Peripherals	20,122,394	—	—	20,122,394
Construction & Engineering	1,996,476	—	—	1,996,476
Consumer Finance	2,439,265	—	—	2,439,265
Containers & Packaging	122,435	—	—	122,435
Diversified Consumer Services	2,161,342	—	—	2,161,342
Diversified Financial Services	7,975,046	—	—	7,975,046
Diversified Telecommunication Services	8,344,576	—	—	8,344,576
Electric Utilities	2,559,055	—	—	2,559,055
Electrical Equipment	581,160	—	—	581,160
Electronic Equipment, Instruments & Components	656,480	—	—	656,480
Energy Equipment & Services	4,615,341	—	—	4,615,341
Food & Staples Retailing	6,044,001	—	—	6,044,001
Food Products	4,292,103	—	—	4,292,103
Gas Utilities	1,464,799	—	—	1,464,799
Health Care Equipment & Supplies	5,327,968	—	—	5,327,968
Health Care Providers & Services	6,262,812	—	—	6,262,812
Hotels, Restaurants & Leisure	2,106,401	—	—	2,106,401
Household Durables	3,425,048	—	—	3,425,048
Household Products	5,038,196	—	—	5,038,196
Independent Power Producers & Energy Traders	1,549,392	—	—	1,549,392
Industrial Conglomerates	5,024,633	—	—	5,024,633
Insurance	8,498,752	—	—	8,498,752
Internet & Catalog Retail	1,141,585	—	—	1,141,585
Internet Software & Services	3,456,700	—	—	3,456,700
IT Services	5,328,308	—	—	5,328,308
Life Sciences Tools & Services	698,250	—	—	698,250
Machinery	1,541,913	—	—	1,541,913
Media	4,613,867	—	—	4,613,867
Metals & Mining	2,139,368	—	—	2,139,368
Multi-Utilities	2,408,869	—	—	2,408,869
Multiline Retail	3,218,870	—	—	3,218,870
Office Electronics	694,665	—	—	694,665
Oil, Gas & Consumable Fuels	23,201,572	—	—	23,201,572
Paper & Forest Products	1,819,748	—	—	1,819,748
Pharmaceuticals	21,421,921	—	—	21,421,921
Real Estate Investment Trusts (REITs)	995,914	—	—	995,914
Real Estate Management & Development	1,401,090	—	—	1,401,090
Road & Rail	4,121,837	—	—	4,121,837
Semiconductors & Semiconductor Equipment	6,589,727	—	—	6,589,727
Software	10,185,618	—	—	10,185,618
Specialty Retail	4,590,740	—	—	4,590,740
Textiles, Apparel & Luxury Goods	2,906,606	—	—	2,906,606
Tobacco	4,867,398	—	—	4,867,398

Total Common Stocks	252,012,154	—	—	252,012,154

Short-Term Investment
Mutual Funds	13,247,584	—	—	13,247,584

TOTAL INVESTMENTS	$265,259,738	$—	$—	$265,259,738

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Domestic Bonds & Debt Securities — 83.5%
Aerospace & Defense — 1.7%
GeoEye, Inc. 9.625%, due 10/01/15(144A)(a)	$890,000	$905,575
L-3 Communications Corp.
6.375%, due 10/15/15	1,055,000	1,070,825
5.875%, due 01/15/15	3,610,000	3,610,000
Sequa Corp.
11.750%, due 12/01/15(144A)(a)	2,110,000	1,677,450
13.500%, due 12/01/15(144A)(a)(b)	4,209,503	3,220,270

		10,484,120

Airlines — 0.7%
American Airlines Pass Through Trust, Series 2001-02 7.858%, due 10/01/11	1,520,000	1,518,480
Continental Airlines, Inc. 7.875%, due 07/02/18	614,533	482,408
Delta Air Lines, Inc. 9.500%, due 09/15/14(144A)(a)	600,000	612,000
United Air Lines, Inc. 12.750%, due 07/15/12	1,700,000	1,708,500

		4,321,388

Auto Components — 1.5%
Allison Transmission, Inc. 11.000%, due 11/01/15(144A)(a)	289,000	284,665
Goodyear Tire & Rubber Co. (The)
5.010%, due 12/01/09(c)	2,795,000	2,795,000
7.857%, due 08/15/11	915,000	937,875
8.625%, due 12/01/11	2,094,000	2,172,525
Lear Corp.
5.750%, due 08/01/14(d)	295,000	196,175
8.750%, due 12/01/16(d)(e)	1,670,000	1,110,550
Series B 8.500%, due 12/01/13(d)	1,410,000	937,650
Stanadyne Corp., Series 1 10.000%, due 08/15/14	250,000	211,250
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15(f)	125,000	75,625
TRW Automotive, Inc. 7.000%, due 03/15/14(144A)(a)	400,000	366,000

		9,087,315

Automobiles — 0.1%
Ford Capital B.V. 9.500%, due 06/01/10	430,000	440,750

Building Products — 0.3%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15(144A)(a)(b)	81,811	50,314
Nortek, Inc. 10.000%, due 12/01/13	1,670,000	1,711,750

		1,762,064

Capital Markets — 0.0%
E*TRADE Financial Corp.
12.500%, due 11/30/17(144A)(a)(b)	24,000	26,760
12.500%, due 11/30/17 (b)	4,000	4,460

		31,220

Chemicals — 1.7%
American Pacific Corp. 9.000%, due 02/01/15	150,000	136,875
Ashland, Inc. 9.125%, due 06/01/17(144A)(a)	1,535,000	1,646,287
CPG International I, Inc. 10.500%, due 07/01/13	755,000	641,750
Huntsman International LLC
6.875%, due 11/15/13(144A)(a)	750,000	992,910
5.500%, due 06/30/16(144A)(a)	1,460,000	1,248,300
Innophos, Inc. 8.875%, due 08/15/14	2,060,000	2,090,900
MacDermid, Inc. 9.500%, due 04/15/17(144A)(a)	2,010,000	1,859,250
Nalco Co. 8.250%, due 05/15/17(144A)(a)	1,300,000	1,371,500

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Olin Corp. 8.875%, due 08/15/19	$785,000	$824,250

		10,812,022

Commercial & Professional Services — 2.3%
ACCO Brands Corp. 10.625%, due 03/15/15(144A)(a)	645,000	677,250
Aleris International, Inc.
10.000%, due 12/15/16(d)	1,350,000	1,485
9.000%, due 12/15/14(d)	1,665,000	1,831
Altegrity, Inc. 10.500%, due 11/01/15(144A)(a)	900,000	765,000
ARAMARK Corp. 3.983%, due 02/01/15(c)	950,000	828,875
Casella Waste Systems, Inc. 11.000%, due 07/15/14(144A)(a)	2,100,000	2,239,125
Corrections Corp. of America 7.750%, due 06/01/17	2,300,000	2,386,250
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13	1,110,000	1,137,750
iPayment, Inc. 9.750%, due 05/15/14	310,000	209,250
Iron Mountain, Inc. 8.375%, due 08/15/21	1,965,000	2,033,775
RSC Equipment Rental, Inc. 10.000%, due 07/15/17(144A)(a)	1,945,000	2,105,462
Sunstate Equipment Co. LLC 10.500%, due 04/01/13(144A)(a)	2,670,000	2,022,525
Tropicana Entertainment LLC 9.625%, due 12/15/14(d)	70,000	88

		14,408,666

Commercial Banks — 0.1%
ATF Capital B.V. 9.250%, due 02/21/14(144A)(a)	100,000	95,000
Glitnir Banki HF
4.375%, due 02/05/10(d)	135,000	44,434
3.000%, due 06/30/10(d)	125,000	41,143
4.973%, due 01/18/12(144A)(a)(d)	300,000	75,000
6.375%, due 09/25/12(144A)(a)(d)	1,355,000	338,750
Series EMTN 5.071%, due 01/27/10(d)	100,000	33,828
Series 3 4.763%, due 04/20/10(144A)(a)(d)	485,000	121,250

		749,405

Communications Equipment — 0.8%
Verso Paper Holdings LLC
11.500%, due 07/01/14(144A)(a)(e)	1,210,000	1,258,400
4.233%, due 08/01/14(c)	950,000	593,750
9.125%, due 08/01/14	2,705,000	2,015,225
11.375%, due 08/01/16	930,000	588,225
Viant Holdings, Inc. 10.125%, due 07/15/17(144A)(a)	236,000	225,380

		4,680,980

Construction & Engineering — 0.3%
ESCO Corp. 8.625%, due 12/15/13(144A)(a)	2,180,000	2,147,300

Construction Materials — 0.1%
Texas Industries, Inc. 7.250%, due 07/15/13	450,000	434,250

Consumer Finance — 5.4%
FCE Bank Plc
7.875%, due 02/15/11	1,400,000	2,206,675
7.125%, due 01/16/12-01/15/13	6,650,000	9,207,911
Ford Motor Credit Co. LLC
5.549%, due 06/15/11(c)	676,000	646,425
3.260%, due 01/13/12(c)	1,030,000	928,288
7.800%, due 06/01/12	3,000,000	2,901,048
GMAC LLC
7.250%, due 03/02/11(144A)(a)	2,000,000	1,945,000
6.875%, due 08/28/12(144A)(a)	1,185,000	1,102,050
2.561%, due 12/01/14(144A)(a)(c)	4,337,000	3,366,596
6.750%, due 12/01/14	6,000,000	5,060,310

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

6.750%, due 12/01/14(144A)(a)	$2,390,000	$2,055,400
8.000%, due 11/01/31(144A)(a)	4,940,000	4,026,100

		33,445,803

Containers & Packaging — 4.0%
Ball Corp.
6.625%, due 03/15/18	175,000	169,313
7.125%, due 09/01/16	1,100,000	1,127,500
7.375%, due 09/01/19	1,100,000	1,122,000
Berry Plastics Corp.
8.875%, due 09/15/14	1,155,000	1,105,912
5.259%, due 02/15/15(c)	1,015,000	938,875
Cascades, Inc. 7.250%, due 02/15/13	1,400,000	1,379,000
Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 05/15/17(144A)(a)	4,355,000	4,442,100
Crown European Holdings S.A. 6.250%, due 09/01/11	227,000	348,670
Graphic Packaging International, Inc.
9.500%, due 08/15/13	450,000	465,750
9.500%, due 06/15/17(144A)(a)	4,600,000	4,912,375
Greif, Inc. 7.750%, due 08/01/19(144A)(a)	690,000	714,150
Jefferson Smurfit Corp. 8.250%, due 10/01/12(d)	175,000	125,563
Owens-Brockway Glass Container, Inc.
8.250%, due 05/15/13	400,000	411,000
6.750%, due 12/01/14	395,000	577,826
7.375%, due 05/15/16	2,145,000	2,187,900
Pregis Corp. 12.375%, due 10/15/13	1,020,000	969,000
Rock-Tenn Co. 5.625%, due 03/15/13	770,000	750,750
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08(144A)(a)(d)(g)	18,258	0
Sealed Air Corp. 7.875%, due 06/15/17(144A)(a)	1,785,000	1,884,985
Solo Cup Co. 10.500%, due 11/01/13(144A)(a)	1,025,000	1,091,625

		24,724,294

Distribution/Wholesale — 0.2%
Nebraska Book Co., Inc. 10.000%, due 12/01/11(144A)(a)	1,220,000	1,220,000

Distributors — 0.4%
NSG Holdings LLC 7.750%, due 12/15/25(144A)(a)	2,465,000	2,218,500

Diversified Consumer Services — 0.0%
American Achievement Group Holding Corp. 12.750%, due 10/01/12(b)	4,144	1,062
Service Corp. International
7.875%, due 02/01/13	60,000	59,100
7.625%, due 10/01/18	115,000	116,437

		176,599

Diversified Financial Services — 3.3%
CIT Group, Inc.
0.420%, due 03/12/10(c)(e)	375,000	270,469
5.200%, due 11/03/10(e)	320,000	219,513
4.750%, due 12/15/10(e)	505,000	348,950
0.782%, due 07/28/11(c)	1,015,000	711,739
5.800%, due 07/28/11	450,000	306,171
5.000%, due 02/01/15	2,905,000	1,862,509
International Lease Finance Corp., Series R 5.625%, due 09/20/13- 06/01/14	2,410,000	1,849,459
Kinder Morgan Finance Co. ULC 5.350%, due 01/05/11	1,485,000	1,499,850
Leucadia National Corp. 8.125%, due 09/15/15	1,800,000	1,845,000
Residential Capital LLC 8.375%, due 06/30/10	5,740,000	4,305,000
Saturns Investments Europe Plc 6.190%, due 06/09/14	770,000	539,000
Snoqualmie Entertainment Authority 4.680%, due 02/01/14(144A)(a)(c)	165,000	81,675
Universal City Development Partners, Ltd. 11.750%, due 04/01/10	1,125,000	1,136,250
Vanguard Health Holding Co. I LLC 0.000%/11.250%, due 10/01/15(f)	540,000	564,300

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Windstream Corp. 8.625%, due 08/01/16	$4,595,000	$4,721,363

		20,261,248

Diversified Telecommunication Services — 6.2%
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12	1,835,000	1,690,494
Cincinnati Bell, Inc. 7.250%, due 07/15/13	6,186,000	6,309,720
Digicel Group, Ltd.
8.875%, due 01/15/15(144A)(a)	1,995,000	1,865,325
9.125%, due 01/15/15(144A)(a)(b)(e)	2,707,665	2,545,205
Inmarsat Finance II Plc 0.000%/10.375%, due 11/15/12(f)	400,000	416,000
Inmarsat Finance Plc 7.625%, due 06/30/12	190,000	191,425
Intelsat Corp. 9.250%, due 08/15/14- 06/15/16	3,860,000	3,987,000
Intelsat Subsidiary Holding Co., Ltd.
8.500%, due 01/15/13	750,000	763,125
8.875%, due 01/15/15(144A)(a)	540,000	549,450
8.875%, due 01/15/15	400,000	409,000
Nordic Telephone Holdings Co. 8.875%, due 05/01/16(144A)(a)	1,245,000	1,294,800
Qwest Communications International, Inc.
7.500%, due 02/15/14	8,430,000	8,366,775
8.000%, due 10/01/15(144A)(a)	1,500,000	1,505,625
Qwest Corp.
7.500%, due 10/01/14-06/15/23	730,000	670,950
8.375%, due 05/01/16(144A)(a)	1,400,000	1,456,000
Sprint Capital Corp. 6.875%, due 11/15/28	2,290,000	1,923,600
West Corp.
9.500%, due 10/15/14	2,500,000	2,462,500
11.000%, due 10/15/16(e)	2,095,000	2,089,762
Wind Acquisition Finance S.A. 10.750%, due 12/01/15(144A)(a)	75,000	82,875

		38,579,631

Electric Utilities — 2.3%
AES Eastern Energy LP, Series 99-B 9.670%, due 01/02/29	1,660,000	1,444,200
AES Ironwood LLC 8.857%, due 11/30/25	1,232,703	1,137,168
AES Red Oak LLC
8.540%, due 11/30/19	783,902	742,747
Series B 9.200%, due 11/30/29	650,000	602,875
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.000%, due 06/01/16(144A)(a)	4,285,000	4,413,550
Edison Mission Energy
7.750%, due 06/15/16	1,084,000	953,920
7.200%, due 05/15/19	140,000	114,100
Elwood Energy LLC 8.159%, due 07/05/26	1,275,622	1,130,039
FPL Energy National Wind 6.125%, due 03/25/19(144A)(a)	84,056	76,836
Ipalco Enterprises, Inc.
8.625%, due 11/14/11	525,000	540,750
7.250%, due 04/01/16(144A)(a)	545,000	549,087
Tenaska Alabama Partners LP 7.000%, due 06/30/21(144A)(a)	1,297,506	1,184,521
Texas Competitive Electric Holdings Co. LLC
10.250%, due 11/01/15	225,000	163,125
10.500%, due 11/01/16 (b)(e)	1,495,468	1,009,441

		14,062,359

Electrical Equipment — 1.5%
Orascom Telecom Finance SCA 7.875%, due 02/08/14(144A)(a)	305,000	292,800
TL Acquisitions, Inc. 10.500%, due 01/15/15(144A)(a)	9,180,000	8,721,000

		9,013,800

Electronic Equipment, Instruments & Components — 0.4%
Jabil Circuit, Inc. 7.750%, due 07/15/16	810,000	826,200
Mobile Services Group, Inc./Mobile Storage Group, Inc. 9.750%, due 08/01/14	75,000	76,688

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875%, due 06/01/16(144A)(a)	$1,450,000	$1,500,750

		2,403,638

Energy Equipment & Services — 0.9%
Compagnie Generale de Geophysique-Veritas
7.500%, due 05/15/15	130,000	130,000
9.500%, due 05/15/16(144A)(a)	590,000	626,875
7.750%, due 05/15/17	2,615,000	2,608,462
Drummond Co., Inc. 7.375%, due 02/15/16(144A)(a)	1,900,000	1,681,500
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14	180,000	167,850
North American Energy Partners, Inc. 8.750%, due 12/01/11	435,000	428,475
Southern Star Central Corp. 6.750%, due 03/01/16	50,000	48,000

		5,691,162

Entertainment & Leisure — 0.0%
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15(144A)(a)	60,000	43,500

Food & Staples Retailing — 0.4%
Duane Reade, Inc. 11.750%, due 08/01/15(144A)(a)	460,000	486,450
Rite Aid Corp. 9.750%, due 06/12/16(144A)(a)	1,605,000	1,741,425

		2,227,875

Food Products — 0.6%
Smithfield Foods, Inc. 10.000%, due 07/15/14(144A)(a)	3,360,000	3,544,800

Gas Utilities — 1.6%
Energy Future Holdings Corp. 11.250%, due 11/01/17(b)	15,051,000	10,008,915

Health Care Equipment & Supplies — 0.7%
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	3,885,000	3,991,837
Elan Finance Plc/Elan Finance Corp. 8.875%, due 12/01/13	175,000	177,188

		4,169,025

Health Care Providers & Services — 2.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10.000%, due 02/15/15	1,470,000	1,561,875
Community Health Systems, Inc. 8.875%, due 07/15/15	4,400,000	4,521,000
HEALTHSOUTH Corp. 10.750%, due 06/15/16	1,305,000	1,422,450
Tenet Healthcare Corp.
9.000%, due 05/01/15(144A)(a)	3,668,000	3,851,400
10.000%, due 05/01/18(144A)(a)	4,398,000	4,870,785

		16,227,510

Hotels, Restaurants & Leisure — 1.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.250%, due 06/15/15(144A)(a)(d)	1,425,000	46,313
Gaylord Entertainment Co.
8.000%, due 11/15/13	1,245,000	1,282,350
6.750%, due 11/15/14	175,000	162,750
Harrah’s Operating Co., Inc. 10.000%, due 12/15/15(144A)(a)	170,000	141,950
Mashantucket Pequot Tribe 8.500%, due 11/15/15(144A)(a)	600,000	220,500
MGM MIRAGE, Inc.
13.000%, due 11/15/13(144A)(a)	1,000,000	1,150,000
11.125%, due 11/15/17(144A)(a)	795,000	872,512
River Rock Entertainment Authority 9.750%, due 11/01/11	45,000	41,625
Scientific Games International, Inc. 9.250%, due 06/15/19(144A)(a)	2,395,000	2,502,775
Virgin River Casino Corp. 9.000%, due 01/15/12(d)	1,800,000	225,000
Waterford Gaming LLC 8.625%, due 09/15/14(144A)(a)	846,000	554,130

		7,199,905

Household Durables — 2.1%
Beazer Homes USA, Inc.	3,400,000	3,587,000
12.000%, due, 10/15/17(144A)(a)
8.375%, due 04/15/12	1,285,000	1,130,800

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Catalina Marketing Corp. 10.500%, due 10/01/15(144A)(a)(b)	$2,740,000	$2,757,125
Jarden Corp.
8.000%, due 05/01/16	728,000	749,840
7.500%, due 05/01/17(e)	1,265,000	1,236,538
KB Home
6.375%, due 08/15/11	67,000	68,005
9.100%, due 09/15/17	930,000	1,004,400
Pulte Homes, Inc. 6.375%, due 05/15/33	180,000	139,500
Standard Pacific Corp.
7.000%, due 08/15/15	545,000	479,600
6.250%, due 04/01/14	270,000	236,250
Standard Pacific Escrow LLC 10.750%, due 09/15/16(144A)(a)	1,080,000	1,069,200
Toll Brothers Finance Corp. 8.910%, due 10/15/17	510,000	579,263

		13,037,521

Independent Power Producers & Energy Traders — 2.1%
AES Corp. 8.750%, due 05/15/13(144A)(a)	620,000	634,725
NRG Energy, Inc.
7.250%, due 02/01/14	245,000	241,325
7.375%, due 02/01/16-01/15/17	8,965,000	8,696,050
3.662%, due 02/01/13	213,957	203,219
8.500%, due 06/15/19	3,560,000	3,582,250

		13,357,569

Industrial - Diversified — 0.2%
Harland Clarke Holdings Corp.
6.000%, due 05/15/15(c)	50,000	37,875
9.500%, due 05/15/15	60,000	54,000
Ply Gem Industries, Inc. 11.750%, due 06/15/13(e)	1,575,000	1,393,875

		1,485,750

Insurance — 0.0%
USI Holdings Corp. 4.315%, due 11/15/14(144A)(a)(c)	80,000	66,900

Internet Software & Services — 0.3%
Impress Holdings B.V. 3.634%, due 09/15/13(144A)(a)(c)	2,160,000	2,065,500

Leisure Equipment & Products — 0.2%
Brunswick Corp. 11.250%, due 11/01/16(144A)(a)	1,270,000	1,397,000

Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc.
6.125%, due 12/15/14	225,000	219,938
8.000%, due 09/15/16(144A)(a)	2,655,000	2,761,200

		2,981,138

Machinery — 0.4%
Accuride Corp. 8.500%, due 02/01/15(d)(e)	720,000	421,200
Stanley-Martin Communities LLC 9.750%, due 08/15/15(d)	450,000	113,625
Titan International, Inc. 8.000%, due 01/15/12	1,790,000	1,740,775

		2,275,600

Manufacturing — 0.0%
RBS Global, Inc./Rexnord Corp. 8.875%, due 09/01/16	105,000	85,838

Marine — 0.0%
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14	36,000	34,200

Media — 6.8%
Affinion Group, Inc.
10.125%, due 10/15/13	1,947,000	2,010,278
10.125%, due 10/15/13(144A)(a)	1,005,000	1,045,200

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Cablevision Systems Corp., Series B 8.000%, due 04/15/12	$5,710,000	$5,981,225
CCH I Holdings LLC 9.920%, due 04/01/14(d)	110,000	1,650
CCH II LLC/CCH II Capital Corp.
10.250%, due 09/15/10(d)	1,700,000	1,921,000
Series B 10.250%, due 09/15/10(d)	1,345,000	1,513,125
CCH LLC/CCH Capital Corp. 10.375%, due 04/30/14(144A)(a)(d)	1,410,000	1,445,250
CCO Holdings LLC/CCO Holdings Capital Corp. 8.750%, due 11/15/13(d)(e)	930,000	948,600
CCO Operating LLC/CCO Operating Capital Corp. 8.000%, due 04/30/12(144A)(a)(d)	1,370,000	1,400,825
Clear Channel Communications, Inc.
5.000%, due 03/15/12	800,000	477,000
5.750%, due 01/15/13	195,000	102,375
11.000%, due 08/01/16 (b)(e)	6,415,331	2,245,366
CMP Susquehanna Corp. 1.000%, due 05/15/14(g)	122,000	2,440
CSC Holdings, Inc., Series B 7.625%, due 04/01/11	1,450,000	1,511,625
EchoStar DBS Corp.
6.625%, due 10/01/14	1,175,000	1,145,625
7.000%, due 10/01/13	6,475,000	6,555,937
Local Insight Regatta Holdings, Inc. 11.000%, due 12/01/17	524,000	264,620
Mediacom Broadband LLC 8.500%, due 10/15/15	830,000	842,450
Newsday, Inc. 9.750%, due 08/01/13	1,965,000	2,055,881
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14(e)	2,200,000	2,332,000
10.000%, due 08/01/14	870,000	878,700
0.000%/12.500%, due 08/01/16(f)	150,000	118,875
Rainbow National Services LLC
10.375%, due 09/01/14(144A)(a)	1,978,000	2,091,735
8.750%, due 09/01/12(144A)(a)	1,610,000	1,650,250
Shaw Communications, Inc. 7.250%, due 04/06/11(e)	375,000	395,625
Spansion, Inc. 3.793%, due 06/01/13(144A)(a)(d)	950,000	966,625
UPC Holding B.V. 9.875%, due 04/15/18(144A)(a)	1,900,000	2,009,914
Virgin Media Finance Plc 8.750%, due 04/15/14	155,000	158,875

		42,073,071

Metals & Mining — 4.3%
Anglo American Capital Plc 9.375%, due 04/08/19(144A)(a)	815,000	991,860
Arch Coal, Inc. 8.750%, due 08/01/16(144A)(a)	1,235,000	1,278,225
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. 12.125%, due 08/01/17	1,245,000	1,347,712
Atlas Energy Resources LLC 10.750%, due 02/01/18(144A)(a)	410,000	427,425
Atlas Pipeline Partners L.P. 8.750%, due 06/15/18	595,000	478,975
Evraz Group S.A.
8.875%, due 04/24/13(144A)(a)	1,030,000	988,800
9.500%, due 04/24/18(144A)(a)	690,000	663,263
FMG Finance Property, Ltd.
4.361%, due 09/01/11(144A)(a)(c)(e)	700,000	710,500
10.000%, due 09/01/13(144A)(a)	270,000	287,550
10.625%, due 09/01/16(144A)(a)	2,315,000	2,575,437
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	950,000	948,813
Novelis, Inc.
7.250%, due 02/15/15	355,000	308,850
11.500%, due 02/15/15(144A)(a)	1,850,000	1,877,750
Ryerson, Inc.
7.858%, due 11/01/14(c)	660,000	580,800
12.000%, due 11/01/15	670,000	639,850
Steel Dynamics, Inc.
7.375%, due 11/01/12	4,680,000	4,750,200
7.750%, due 04/15/16(144A)(a)	1,375,000	1,388,750
Teck Resources, Ltd.
10.250%, due 05/15/16	785,000	890,975

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

10.750%, due 05/15/19	$3,820,000	$4,459,850
Vedanta Resources Plc 9.500%, due 07/18/18(144A)(a)	985,000	975,150

		26,570,735

Multiline Retail — 0.8%
Dollar General Corp.
10.625%, due 07/15/15	1,775,000	1,970,250
11.875%, due 07/15/17 (b)	1,205,000	1,361,650
Macy’s Retail Holdings, Inc. 5.875%, due 01/15/13	1,155,000	1,127,214
Saks, Inc. 9.875%, due 10/01/11	785,000	783,038

		5,242,152

Oil, Gas & Consumable Fuels — 9.2%
Arch Western Financial LLC 6.750%, due 07/01/13	4,520,000	4,469,150
Berry Petroleum Co. 8.250%, due 11/01/16	205,000	197,825
Bill Barrett Corp. 9.875%, due 07/15/16	1,245,000	1,316,587
Chesapeake Energy Corp.
6.250%, due 01/15/18	655,000	589,500
9.500%, due 02/15/15(e)	1,180,000	1,247,850
6.375%, due 06/15/15	1,000,000	933,750
6.875%, due 11/15/20	400,000	358,000
Cimarex Energy Co. 7.125%, due 05/01/17	1,610,000	1,505,350
Concho Resources, Inc. 8.625%, due 10/01/17	820,000	844,600
Connacher Oil and Gas, Ltd.
11.750%, due 07/15/14(144A)(a)	465,000	495,225
10.250%, due 12/15/15(144A)(a)	1,965,000	1,611,300
Denbury Resources, Inc.
7.500%, due 04/01/13-12/15/15	745,000	744,637
9.750%, due 03/01/16	4,410,000	4,707,675
Dynegy Holdings, Inc. 8.375%, due 05/01/16	645,000	606,300
Dynegy Roseton/Danskammer Pass Through Trust, Series B 7.670%, due 11/08/16	2,075,000	1,906,406
El Paso Corp.
7.000%, due 06/15/17	3,100,000	3,053,500
8.250%, due 02/15/16	2,460,000	2,533,800
6.700%, due 02/15/27	62,930	49,232
Encore Acquisition Co. 6.000%, due 07/15/15	1,125,000	1,023,750
EXCO Resources, Inc. 7.250%, due 01/15/11	2,650,000	2,640,062
Forest Oil Corp.
8.500%, due 02/15/14(144A)(a)	3,680,000	3,726,000
7.250%, due 06/15/19(e)	1,025,000	963,500
Massey Energy Co. 6.875%, due 12/15/13	535,000	518,950
Newfield Exploration Co.
6.625%, due 09/01/14-04/15/16	680,000	670,113
7.125%, due 05/15/18	115,000	115,288
OPTI Canada, Inc.
7.875%, due 12/15/14	1,155,000	889,350
8.250%, due 12/15/14	2,610,000	2,035,800
Peabody Energy Corp. 7.375%, due 11/01/16	1,650,000	1,674,750
Petrohawk Energy Corp.
10.500%, due 08/01/14(144A)(a)	1,155,000	1,247,400
7.875%, due 06/01/15	3,120,000	3,088,800
Range Resources Corp.
7.375%, due 07/15/13	950,000	961,875
6.375%, due 03/15/15	200,000	195,500
7.500%, due 05/15/16	75,000	75,375
8.000%, due 05/15/19(e)	2,470,000	2,544,100
Sabine Pass LNG LP 7.500%, due 11/30/16(e)	300,000	257,625
SandRidge Energy, Inc.
8.625%, due 04/01/15 (b)	100,000	99,750

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

9.875%, due 05/15/16(144A)(a)	$1,400,000	$1,466,500
8.000%, due 06/01/18(144A)(a)	1,510,000	1,460,925
Southwestern Energy Co. 7.500%, due 02/01/18	2,440,000	2,476,600
Swift Energy Co. 7.125%, due 06/01/17	825,000	721,875
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	150,000	168,874
Whiting Petroleum Corp. 7.250%, due 05/01/12- 05/01/13	730,000	732,713

		56,926,162

Paper & Forest Products — 4.0%
Boise Cascade LLC 7.125%, due 10/15/14	463,000	370,400
Clearwater Paper Corp. 10.625%, due 06/15/16(144A)(a)	1,040,000	1,134,900
Georgia-Pacific LLC
8.125%, due 05/15/11	1,750,000	1,824,375
7.700%, due 06/15/15	380,000	385,700
8.250%, due 05/01/16(144A)(a)	3,485,000	3,633,112
International Paper Co.
9.375%, due 05/15/19	1,360,000	1,595,037
7.500%, due 08/15/21	2,375,000	2,521,452
NewPage Corp.
10.000%, due 05/01/12	1,555,000	1,034,075
11.375%, due 12/31/14(144A)(a)	12,750,000	12,590,625

		25,089,676

Personal Products — 0.1%
Southern Star Central Corp. 6.750%, due 03/01/16(144A)(a)	690,000	662,400

Pharmaceuticals — 1.5%
Angiotech Pharmaceuticals, Inc. 4.111%, due 12/01/13(144A)(a)	3,705,000	3,149,250
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	1,130,000	1,226,050
Elan Corp. Plc 8.750%, due 10/15/16(144A)(a)	1,975,000	1,949,522
Valeant Pharmaceuticals International 8.375%, due 06/15/16(144A)(a)	2,855,000	2,912,100

		9,236,922

Professional Services — 0.1%
FTI Consulting, Inc. 7.750%, due 10/01/16	610,000	610,000

Real Estate — 1.2%
American Real Estate Partners LP/American Real Estate Finance Corp. 7.125%, due 02/15/13	6,115,000	5,916,262
Ashton Woods USA LLC/Ashton Woods Finance Co. 0.000%/11.000%, due 06/30/15(144A)(a)(f)	119,600	23,920
Realogy Corp.
10.500%, due 04/15/14(e)	875,000	638,750
12.375%, due 04/15/15	2,037,000	1,135,628

		7,714,560

Real Estate Investment Trusts (REITs) — 0.0%
BMS Holdings, Inc. 8.351%, due 02/15/12(144A)(a)(b)(c)	692,338	20,770

Road & Rail — 0.1%
Marsico Parent Co. LLC 10.625%, due 01/15/16(h)	1,432,000	615,760
Marsico Parent Holdco LLC 12.500%, due 07/15/16(b)(h)	596,722	149,180
Marsico Parent Superholdco LLC 14.500%, due 01/15/18(b)(h)	409,766	108,588

		873,528

Software — 1.0%
First Data Corp.
9.875%, due 09/24/15	2,775,000	2,577,281
11.250%, due 03/31/16	4,225,000	3,654,625

		6,231,906

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Specialty Retail — 0.6%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17(e)	$880,000	$783,200
General Nutrition Centers, Inc.
5.178%, due 03/15/14 (b)	1,550,000	1,379,500
10.750%, due 03/15/15	315,000	317,756
Group 1 Automotive, Inc. 8.250%, due 08/15/13	300,000	298,500
United Auto Group, Inc. 7.750%, due 12/15/16	1,260,000	1,168,650

		3,947,606

Textiles, Apparel & Luxury Goods — 0.8%
Collective Brands, Inc. 8.250%, due 08/01/13	1,475,000	1,452,875
Levi Strauss & Co. 8.625%, due 04/01/13	2,450,000	3,619,823

		5,072,698

Tobacco — 0.4%
Lorillard Tobacco Co. 8.125%, due 06/23/19	865,000	983,355
Vector Group, Ltd. 11.000%, due 08/15/15	1,330,000	1,296,750

		2,280,105

Trading Companies & Distributors — 0.0%
Russel Metals, Inc. 6.375%, due 03/01/14	230,000	207,288

Transportation — 0.1%
Travelport LLC
9.875%, due 09/01/14	560,000	544,600
11.875%, due 09/01/16(e)	100,000	92,000

		636,600

Wireless Telecommunication Services — 5.4%
American Tower Corp. 7.125%, due 10/15/12	140,000	142,800
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17(144A)(a)	1,610,000	1,674,400
Cricket Communications, Inc.
9.375%, due 11/01/14(e)	4,060,000	4,141,200
10.000%, due 07/15/15	2,760,000	2,849,700
7.750%, due 05/15/16(144A)(a)	3,500,000	3,570,000
Crown Castle International Corp. 9.000%, due 01/15/15	790,000	831,475
FiberTower Corp. 9.000%, due 11/15/12	722,675	443,542
iPCS, Inc. 2.608%, due 05/01/13(c)	4,881,000	4,148,850
MetroPCS Wireless, Inc.
9.250%, due 11/01/14(e)	4,610,000	4,736,775
9.250%, due 11/01/14	1,070,000	1,099,425
Nextel Communications, Inc.
6.875%, due 10/31/13	7,180,000	6,695,350
7.375%, due 08/01/15	1,260,000	1,137,150
Series F 5.950%, due 03/15/14	660,000	587,400
SBA Telecommunications, Inc. 8.000%, due 08/15/16(144A)(a)	1,500,000	1,541,250

		33,599,317

Total Domestic Bonds & Debt Securities (Cost $509,815,694)		518,360,556

Convertible Bonds — 3.6%
Biotechnology — 0.2%
Gilead Sciences, Inc. 0.625%, due 05/01/13	1,110,000	1,455,488

Capital Markets — 0.0%
E*Trade Financial Corp., Series A
4.080%, due 08/31/19(144A)(a)(i)	76,000	128,915
4.455%, due 08/31/19 (i)	11,000	19,935

		148,850

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Diversified Telecommunication Services — 0.5%
NTL Cable Plc 8.750%, due 04/15/14	$175,000	$264,959
Qwest Communications International, Inc. 3.500%, due 11/15/25	2,510,000	2,544,512

		2,809,471

Health Care Equipment & Supplies — 0.7%
Hologic, Inc. 2.000%/0.000% , due 12/15/37(j)	4,935,000	4,059,038

Hotels, Restaurants & Leisure — 0.1%
Scientific Games Corp. - Class A 0.750%/0.500%, due 12/01/24(j)	640,000	630,400

IT Services — 0.4%
Alliance Data Systems Corp. 1.750%, due 08/01/13	2,730,000	2,641,275

Marine — 0.4%
Horizon Lines, Inc. 4.250%, due 08/15/12	2,735,000	2,170,906

Media — 0.4%
Charter Communications, Inc. 6.500%, due 10/01/27(d)	1,670,000	776,206
Virgin Media, Inc. 6.500%, due 11/15/16(144A)(a)	1,710,000	1,799,775

		2,575,981

Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp. 2.250%, due 12/15/38	1,250,000	940,625
Massey Energy Co. 3.250%, due 08/01/15	2,655,000	2,124,000

		3,064,625

Wireless Telecommunication Services — 0.4%
FiberTower Corp. 9.000%, due 11/15/12(144A)(a)	179,350	110,076
NII Holdings, Inc. 2.750%, due 08/15/25(e)	2,480,000	2,445,900

		2,555,976

Total Convertible Bonds (Cost $20,241,450)		22,112,010

Loan Participation — 9.2%
Abbot Turbo Mezzanine Bridge 14.500%, due 03/15/18(c)	3,169,779	2,218,845
Ainsworth Lumber Co., Ltd. 5.250%, due 06/26/14(c)	1,000,000	690,000
Allison Transmission, Inc. 3.030%, due 08/07/14(c)	4,615,499	4,044,354
CCS Medical Swap Claim 7.091%, due 09/30/11(c)	475,000	216,600
Claires Stores, Inc. 3.148%, due 05/24/14	770,000	572,688
Dana Exit 7.250%, due 01/31/15(c)	4,545,881	4,078,678
Delphi Corp. 10.500%, due 09/30/09	12,840,921	7,357,848
Dynegy Holdings, Inc.
1.810%, due 04/02/13(c)	30,471	29,434
4.000%, due 04/02/13(c)	669,218	646,448
Education Media, Inc.
5.080%, due 11/14/14(c)	5,655,657	1,489,134
7.660%, due 11/14/14(c)	1,990,298	1,654,435
First Data Corp. 3.026%, due 09/24/14(c)	447,716	386,560
Freescale Semiconductor, Inc. 1.000%, due 12/02/13	300,000	239,813
Hawaiian Telecom 7.570%, due 05/30/14	1,062,391	653,371
HCA, Inc. 1.783%, due 11/19/12(c)	1,786,439	1,676,145
Marsico Parent 4.813%, due 11/14/14(c)	460,958	271,965
Navistar Financial Corp. 2.250%, due 07/01/10(c)	250,000	239,375
Navistar International Corp.
3.469%, due 01/19/12(c)	1,100,000	1,074,332
3.560%, due 01/19/12(c)	3,025,000	2,954,412
Neiman Marcus Group, Inc. 2.504%, due 04/05/13	350,000	302,155
Nielsen Finance LLC 3.124%, due 08/09/13(c)	711,459	672,550
NRG Energy, Inc. 1.854%, due 02/01/13(c)	398,359	378,365
Pillowtex Corp. 9.000%, due 12/15/49(g)	175,000	0

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

PQ Corp.
4.290%, due 07/30/14(c)	$740,625	$648,576
7.540%, due 07/30/15(c)	2,750,000	2,172,500
Quebecor World, Inc. 9.000%, due 06/30/12(c)	900,000	901,499
Realogy 1.000%, due 10/15/17	2,500,000	2,500,000
Rite Aid Corp. 9.500%, due 06/05/15(c)	2,250,000	2,360,632
Solutia Exit 7.250%, due 02/28/14(c)	893,182	907,700
Texas Competitive Electric Holdings Co. LLC
3.785%, due 10/10/14(c)	325,025	259,651
3.820%, due 10/10/14(c)	4,257,337	3,401,037
Texas Competitive Energy 3.820%, due 10/10/14(c)	490,000	391,444
Travelport Holdings, Ltd. 7.988%, due 03/26/12(c)	575,000	388,125
Verso Paper Holdings LLC 7.685%, due 02/01/13(c)	2,480,116	700,633
Virgin Media 4.192%, due 03/04/13	2,850,000	4,132,199
Wind Acquisition Holdings Finance 7.697%, due 06/17/15(c)	4,428,449	6,539,699

Total Loan Participation (Cost $58,168,634)		57,151,202

Security Description	Shares	Value
Common Stocks — 1.1%
Building Products — 0.4%
Ainsworth Lumber Co., Ltd.*(a)	20,151	21,341
Masonite Worldwide Holdings*	58,362	2,217,756

		2,239,097

Capital Markets — 0.2%
E*TRADE Financial Corp.*(e)	762,000	1,333,500

Chemicals — 0.0%
Zemex Minerals Group, Inc.	87	0

Containers & Packaging — 0.0%
Russell-Stanley Holdings, Inc.(g)	2,000	0

Diversified Telecommunication Services — 0.0%
Viatel Holding Bermuda, Ltd.*	4	40

Food Products — 0.0%
Pilgrim’s Pride Corp.*	17,121	115,567

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.*(e)(g)	114	1

Household Durables — 0.1%
Beazer Homes USA, Inc.*(e)	50,000	279,500

Media — 0.2%
Cebridge Connections Holdings(g)	7,460	67,140
Sirius XM Radio, Inc.*(e)	2,200,000	1,397,000

		1,464,140

Real Estate — 0.0%
Ashton Woods - Class B	0	0

Software — 0.1%
TiVo, Inc.*(e)	86,000	890,960

Wireless Telecommunication Services — 0.1%
iPCS, Inc.*	44,173	768,610

Total Common Stocks (Cost $7,781,991)		7,091,415

Preferred Stocks — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.(144A)(a)(g)*	28,451	0

Road & Rail — 0.0%
Marsico Parent Superholdco LLC(h)	96	25,440

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Marsico Parent Superholdco LLC(h)*	25	$25,003

		50,443

Total Preferred Stocks (Cost $114,959)		50,443

Warrants — 0.0%
Communications Equipment — 0.0%
Turbo Cayman,Ltd., expires 12/31/09 *	1	0
Viasystems Group, Inc., expires 04/30/11*(g)	9,411	0

		0

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurant Holdings, expires 04/28/14*	50	0

Media — 0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	675
MDP Acquisitions Plc, expires 10/01/13(144A)*(a)	100	4,138
Sirius XM Radio, Inc., expires 03/15/10*	125	22

		4,835

Paper & Forest Products — 0.0%
Neenah Enterprises, Inc., expires 10/07/13*	6,130	0

Thrifts & Mortgage Finance — 0.0%
CNB Capital Trust I, expires 03/23/19(144A)*(a)	32,513	0

Total Warrants (Cost $161,525)		4,835

Security Description	Shares/Par Amount	Value
Short-Term Investments — 4.4%
Mutual Funds — 2.9%
State Street Navigator Securities Lending Trust Prime Portfolio(k)	18,141,147	18,141,147

Repurchase Agreement — 1.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $9,186,003 on 10/01/09 collateralized by $9,380,000 U.S. Treasury Bill 0.110% due 03/18/10 with a value of $9,372,496.	$9,186,000	9,186,000

Total Short-Term Investments (Cost $27,327,147)		27,327,147

TOTAL INVESTMENTS — 101.8% (Cost $623,611,400#)		632,097,608

Other Assets and Liabilities (net) — (1.8)%		(10,923,961)

TOTAL NET ASSETS — 100.0%		$621,173,647

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $38,276,906 and $29,790,698 respectively, resulting in a net unrealized appreciation of $8,486,208.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $185,812,021 of net assets.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $17,557,417 and the collateral received consisted of cash in the amount of $18,141,147. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h)	Illiquid securities representing in the aggregate $898,531 of net assets.
(i)	Zero coupon bond - Interest rate represents current yield to maturity.

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

(j)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(k)	Represents investment of collateral received from securities lending transactions.

The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at September 30, 2009, based upon quality ratings issued by Standard & Poor’s. For Securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
BBB	3.06%
BB	31.16
B	33.45
Below B	18.59
Equities/Other	13.74

Total:	100.00%

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver	Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/18/2009	Citibank	14,430,500 EUR	$21,108,919	$21,054,100	$(54,819)
11/18/2009	Citibank	649,500 EUR	950,088	949,345	(743)
10/28/2009	Citibank	1,244,000 GBP	1,990,419	2,033,318	42,899
10/28/2009	Citibank	114,000 GBP	182,402	187,903	5,501
10/28/2009	Citibank	1,666,000 GBP	2,665,625	2,654,989	(10,636)

					$(17,798)

GBP - Great Britain Pound

EUR - Euro Dollar

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$10,484,120	$—	$10,484,120
Airlines	—	4,321,388	—	4,321,388
Auto Components	—	9,087,315	—	9,087,315
Automobiles	—	440,750	—	440,750
Building Products	—	1,762,064	—	1,762,064
Capital Markets	—	31,220	—	31,220
Chemicals	—	10,812,022	—	10,812,022
Commercial & Professional Services	—	14,408,666	—	14,408,666
Commercial Banks	—	749,405	—	749,405
Communications Equipment	—	4,680,980	—	4,680,980
Construction & Engineering	—	2,147,300	—	2,147,300
Construction Materials	—	434,250	—	434,250
Consumer Finance	—	33,445,803	—	33,445,803
Containers & Packaging	—	24,724,294	—	24,724,294
Distribution/Wholesale	—	1,220,000	—	1,220,000
Distributors	—	2,218,500	—	2,218,500
Diversified Consumer Services	—	176,599	—	176,599
Diversified Financial Services	—	20,261,248	—	20,261,248
Diversified Telecommunication Services	—	38,579,631	—	38,579,631
Electric Utilities	—	14,062,359	—	14,062,359
Electrical Equipment	—	9,013,800	—	9,013,800
Electronic Equipment, Instruments & Components	—	2,403,638	—	2,403,638
Energy Equipment & Services	—	5,691,162	—	5,691,162
Entertainment & Leisure	—	43,500	—	43,500
Food & Staples Retailing	—	2,227,875	—	2,227,875
Food Products	—	3,544,800	—	3,544,800
Gas Utilities	—	10,008,915	—	10,008,915
Health Care Equipment & Supplies	—	4,169,025	—	4,169,025
Health Care Providers & Services	—	16,227,510	—	16,227,510
Hotels, Restaurants & Leisure	—	7,199,905	—	7,199,905
Household Durables	—	13,037,521	—	13,037,521
Independent Power Producers & Energy Traders	—	13,357,569	—	13,357,569
Industrial - Diversified	—	1,485,750	—	1,485,750
Insurance	—	66,900	—	66,900
Internet Software & Services	—	2,065,500	—	2,065,500
Leisure Equipment & Products	—	1,397,000	—	1,397,000
Life Sciences Tools & Services	—	2,981,138	—	2,981,138
Machinery	—	2,275,600	—	2,275,600
Manufacturing	—	85,838	—	85,838
Marine	—	34,200	—	34,200
Media	—	42,070,631	2,440	42,073,071
Metals & Mining	—	26,570,735	—	26,570,735
Multiline Retail	—	5,242,152	—	5,242,152
Oil, Gas & Consumable Fuels	—	56,926,162	—	56,926,162
Paper & Forest Products	—	25,089,676	—	25,089,676
Personal Products	—	662,400	—	662,400
Pharmaceuticals	—	9,236,922	—	9,236,922
Professional Services	—	610,000	—	610,000
Real Estate	—	7,690,640	23,920	7,714,560
Real Estate Investment Trusts (REITs)	—	20,770	—	20,770
Road & Rail	—	873,528	—	873,528

Software	$—	$6,231,906	$—	$6,231,906
Specialty Retail	—	3,947,606	—	3,947,606
Textiles, Apparel & Luxury Goods	—	5,072,698	—	5,072,698
Tobacco	—	2,280,105	—	2,280,105
Trading Companies & Distributors	—	207,288	—	207,288
Transportation	—	636,600	—	636,600
Wireless Telecommunication Services	—	33,599,317	—	33,599,317

Total Domestic Bonds & Debt Securities	—	518,334,196	26,360	518,360,556

Convertible Bonds
Biotechnology	—	1,455,488	—	1,455,488
Capital Markets	—	148,850	—	148,850
Diversified Telecommunication Services	—	2,809,471	—	2,809,471
Health Care Equipment & Supplies	—	4,059,038	—	4,059,038
Hotels, Restaurants & Leisure	—	630,400	—	630,400
IT Services	—	2,641,275	—	2,641,275
Marine	—	2,170,906	—	2,170,906
Media	—	2,575,981	—	2,575,981
Oil, Gas & Consumable Fuels	—	3,064,625	—	3,064,625
Wireless Telecommunication Services	—	2,555,976	—	2,555,976

Total Convertible Bonds	—	22,112,010	—	22,112,010

Loan Participation	—	54,932,357	2,218,845	57,151,202
Common Stocks
Building Products	2,239,097	—	—	2,239,097
Capital Markets	1,333,500	—	—	1,333,500
Chemicals	—	—	—	—
Containers & Packaging	—	—	—	—
Diversified Telecommunication Services	40	—	—	40
Food Products	115,567	—	—	115,567
Hotels, Restaurants & Leisure	—	—	1	1
Household Durables	279,500	—	—	279,500
Media	1,397,000	—	67,140	1,464,140
Real Estate	—	—	—	0
Software	890,960	—	—	890,960
Wireless Telecommunication Services	768,610	—	—	768,610

Total Common Stocks	7,024,274	—	67,141	7,091,415

Preferred Stocks
Media	—	—	—	—
Road & Rail	—	50,443	—	50,443

Total Preferred Stocks	—	50,443	—	50,443

Warrants
Communications Equipment	—	—	—	—
Hotels, Restaurants & Leisure	—	—	—	—
Media	22	4,813	—	4,835
Paper & Forest Products	—	—	—	—
Thrifts & Mortgage Finance	—	—	—	—

Total Warrants	22	4,813	—	4,835

Short-Term Investments
Mutual Funds	18,141,147	—	—	18,141,147
Repurchase Agreement	—	9,186,000	—	9,186,000

Total Short-Term Investments	18,141,147	9,186,000	—	27,327,147

TOTAL INVESTMENTS	$25,165,443	$604,619,819	$2,312,346	$632,097,608

Forward Contracts*
Forward Currency Contracts	$—	$(17,798)	$—	$(17,798)

*	Derivative instruments such as forwards, futures, swap contracts, TBA sale commitments and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Discounts	Change in Unrealized Depreciation	Net Purchases	Balance as of September 30, 2009
Domestic Bonds & Debt
Media	$—	$—	$(59,819)	$62,259	$2,440
Real Estate	—	2,277	(22,057)	43,700	23,920
Loan Participation	3,067,823	—	(888,326)	39,348	2,218,845
Common Stock
Hotels, Restaurants & Leisure	—	—	(62,687)	62,688	1
Media	67,140	—	—	—	67,140

Total	$3,134,963	$2,277	$(1,032,889)	$207,995	$2,312,346

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 99.9%
Aerospace & Defense — 5.5%
General Dynamics Corp.	87,000	$5,620,200
Goodrich Corp.	191,000	10,378,940
L-3 Communications Holdings, Inc.	68,900	5,534,048
Lockheed Martin Corp.	160,000	12,492,800
Northrop Grumman Corp.	224,000	11,592,000
Raytheon Co.	250,000	11,992,500

		57,610,488

Beverages — 0.2%
Coca-Cola Co. (The)	40,000	2,148,000

Biotechnology — 2.5%
Amgen, Inc.*	280,000	16,864,400
Biogen Idec, Inc.*	190,000	9,598,800

		26,463,200

Building Products — 0.3%
Lennox International, Inc.	74,000	2,672,880

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	110,000	20,278,500

Chemicals — 1.0%
Cabot Corp.	20,000	462,200
Celanese Corp.	240,000	6,000,000
CF Industries Holdings, Inc.	50,000	4,311,500

		10,773,700

Commercial & Professional Services — 0.2%
Pitney Bowes, Inc.	98,000	2,435,300

Commercial Banks — 0.4%
Wells Fargo & Co.	128,000	3,607,040

Communications Equipment — 0.3%
Cisco Systems, Inc.*	130,000	3,060,200

Computers & Peripherals — 5.5%
Apple, Inc.*	30,000	5,561,100
EMC Corp.*	810,000	13,802,400
International Business Machines Corp.	220,000	26,314,200
Western Digital Corp.*	320,000	11,689,600

		57,367,300

Diversified Financial Services — 1.1%
Bank of America Corp.	300,000	5,076,000
JPMorgan Chase & Co.	140,000	6,134,800

		11,210,800

Diversified Telecommunication Services — 4.6%
AT&T, Inc.	970,000	26,199,700
CenturyTel, Inc.	90,000	3,024,000
Verizon Communications, Inc.	620,000	18,767,400

		47,991,100

Electrical Equipment — 0.5%
General Cable Corp.*	140,000	5,481,000

Energy Equipment & Services — 6.2%
BJ Services Co.	144,000	2,797,920
Diamond Offshore Drilling, Inc.(a)	120,000	11,462,400
ENSCO International, Inc.	271,000	11,528,340

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

FMC Technologies, Inc.*	60,000	$3,134,400
Nabors Industries, Ltd.*	550,000	11,495,000
National-Oilwell Varco, Inc.*	290,000	12,507,700
Oceaneering International, Inc.*	150,000	8,512,500
Pride International, Inc.*(a)	99,000	3,013,560

		64,451,820

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.	30,000	1,472,700

Food Products — 1.1%
Archer-Daniels-Midland Co.	397,000	11,600,340

Gas Utilities — 0.2%
UGI Corp.	82,000	2,054,920

Health Care Providers & Services — 10.9%
Aetna, Inc.	400,000	11,132,000
CIGNA Corp.	320,000	8,988,800
Community Health Systems, Inc.*(a)	190,000	6,066,700
Coventry Health Care, Inc.*	239,000	4,770,440
Health Management Associates, Inc. - Class A*	860,000	6,441,400
Health Net, Inc.*(a)	440,000	6,776,000
Humana, Inc.*	280,000	10,444,000
Lincare Holdings, Inc.*(a)	80,000	2,500,000
McKesson Corp.	180,000	10,719,000
Medco Health Solutions, Inc.*	250,000	13,827,500
Tenet Healthcare Corp.*	436,000	2,563,680
UnitedHealth Group, Inc.	530,000	13,271,200
Universal Health Services, Inc. - Class B	60,000	3,715,800
WellPoint, Inc.*	260,000	12,313,600

		113,530,120

Health Care Technology — 0.1%
IMS Health, Inc.	90,000	1,381,500

Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants, Inc.	60,000	2,047,800

Household Durables — 1.6%
Garmin, Ltd.(a)	263,000	9,925,620
M.D.C. Holdings, Inc.	198,000	6,878,520

		16,804,140

Household Products — 0.6%
Procter & Gamble Co. (The)	110,000	6,371,200

Independent Power Producers & Energy Traders — 0.2%
Dynegy, Inc. - Class A*	790,000	2,014,500

Industrial Conglomerates — 0.7%
General Electric Co.	430,000	7,060,600

Insurance — 1.9%
Chubb Corp. (The)	240,000	12,098,400
Travelers Cos., Inc. (The)	160,000	7,876,800

		19,975,200

Internet Software & Services — 0.1%
Google, Inc. - Class A*	3,000	1,487,550

IT Services — 4.5%
Accenture Plc - Class A	290,000	10,808,300
Affiliated Computer Services, Inc. - Class A*	120,000	6,500,400
Computer Sciences Corp.*	210,900	11,116,539
Fiserv, Inc.*	150,000	7,230,000

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Western Union Co. (The)	605,000	$11,446,600

		47,101,839

Machinery — 2.2%
Flowserve Corp.	70,000	6,897,800
Joy Global, Inc.	230,000	11,256,200
SPX Corp.	70,000	4,288,900

		22,442,900

Metals & Mining — 1.3%
Schnitzer Steel Industries, Inc. - Class A	30,000	1,597,500
Walter Energy, Inc.	190,000	11,411,400

		13,008,900

Multi-Utilities — 1.1%
CMS Energy Corp.(a)	431,000	5,775,400
NiSource, Inc.	380,000	5,278,200

		11,053,600

Multiline Retail — 0.9%
Dollar Tree, Inc.*	190,000	9,249,200

Oil, Gas & Consumable Fuels — 15.3%
Alpha Natural Resources, Inc.*	310,000	10,881,000
Anadarko Petroleum Corp.	220,000	13,800,600
Chevron Corp.	230,000	16,198,900
ConocoPhillips Co.	370,000	16,709,200
Exxon Mobil Corp.	346,000	23,739,060
Marathon Oil Corp.	400,000	12,760,000
Murphy Oil Corp.	190,000	10,938,300
Occidental Petroleum Corp.	210,000	16,464,000
Peabody Energy Corp.	310,000	11,538,200
Tesoro Corp.(a)	593,000	8,883,140
Valero Energy Corp.	580,000	11,246,200
XTO Energy, Inc.	147,000	6,074,040

		159,232,640

Paper & Forest Products — 1.1%
International Paper Co.	530,000	11,781,900

Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	650,000	14,638,000
Forest Laboratories, Inc.*	70,000	2,060,800
Johnson & Johnson	444,000	27,035,160
Pfizer, Inc.	668,000	11,055,400
Schering-Plough Corp.	530,000	14,972,500
Wyeth	350,000	17,003,000

		86,764,860

Road & Rail — 1.1%
CSX Corp.	280,000	11,720,800

Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	68,000	1,330,760
Texas Instruments, Inc.	546,000	12,934,740

		14,265,500

Software — 4.9%
BMC Software, Inc.*	284,000	10,658,520
CA, Inc.	498,000	10,951,020
Microsoft Corp.	370,000	9,579,300
Oracle Corp.	825,000	17,193,000
Sybase, Inc.*(a)	72,000	2,800,800

		51,182,640

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Specialty Retail — 6.6%
Advance Auto Parts, Inc.	222,000	$8,720,160
Gap, Inc. (The)	530,000	11,342,000
Limited Brands, Inc.	630,000	10,703,700
PetSmart, Inc.	172,000	3,741,000
Ross Stores, Inc.(a)	240,000	11,464,800
Sherwin-Williams Co. (The)	173,000	10,407,680
TJX Cos., Inc. (The)	330,000	12,259,500

		68,638,840

Tobacco — 3.3%
Altria Group, Inc.	800,000	14,248,000
Philip Morris International, Inc.	412,000	20,080,880

		34,328,880

Total Common Stocks (Cost $949,309,300)		1,042,124,397

Security Description	Shares/Par Amount	Value
Short-Term Investments — 4.6%
Mutual Funds — 4.6%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	47,341,045	47,341,045

Repurchase Agreement — 0.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $264,000 on 10/01/09 collateralized by $270,000 U.S. Treasury Bill at 0.110% due 03/18/10 with a value of $269,784.	$264,000	264,000

Total Short-Term Investments (Cost $47,605,045)		47,605,045

TOTAL INVESTMENTS — 104.5% (Cost $996,914,345#)		1,089,729,442

Other Assets and Liabilities (net) — (4.5)%		(46,641,363)

NET ASSETS — 100.0%		$1,043,088,079

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $113,383,966 and $20,568,869 respectively, resulting in a net unrealized appreciation of $92,815,097.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $46,230,419 and the collateral received consisted of cash in the amount of $47,341,045. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$57,610,488	$—	$—	$57,610,488
Beverages	2,148,000	—	—	2,148,000
Biotechnology	26,463,200	—	—	26,463,200
Building Products	2,672,880	—	—	2,672,880
Capital Markets	20,278,500	—	—	20,278,500
Chemicals	10,773,700	—	—	10,773,700
Commercial & Professional Services	2,435,300	—	—	2,435,300
Commercial Banks	3,607,040	—	—	3,607,040
Communications Equipment	3,060,200	—	—	3,060,200
Computers & Peripherals	57,367,300	—	—	57,367,300
Diversified Financial Services	11,210,800	—	—	11,210,800
Diversified Telecommunication Services	47,991,100	—	—	47,991,100
Electrical Equipment	5,481,000	—	—	5,481,000
Energy Equipment & Services	64,451,820	—	—	64,451,820
Food & Staples Retailing	1,472,700	—	—	1,472,700
Food Products	11,600,340	—	—	11,600,340
Gas Utilities	2,054,920	—	—	2,054,920
Health Care Providers & Services	113,530,120	—	—	113,530,120
Health Care Technology	1,381,500	—	—	1,381,500
Hotels, Restaurants & Leisure	2,047,800	—	—	2,047,800
Household Durables	16,804,140	—	—	16,804,140
Household Products	6,371,200	—	—	6,371,200
Independent Power Producers & Energy Traders	2,014,500	—	—	2,014,500
Industrial Conglomerates	7,060,600	—	—	7,060,600
Insurance	19,975,200	—	—	19,975,200
Internet Software & Services	1,487,550	—	—	1,487,550
IT Services	47,101,839	—	—	47,101,839
Machinery	22,442,900	—	—	22,442,900
Metals & Mining	13,008,900	—	—	13,008,900
Multi-Utilities	11,053,600	—	—	11,053,600
Multiline Retail	9,249,200	—	—	9,249,200
Oil, Gas & Consumable Fuels	159,232,640	—	—	159,232,640
Paper & Forest Products	11,781,900	—	—	11,781,900
Pharmaceuticals	86,764,860	—	—	86,764,860
Road & Rail	11,720,800	—	—	11,720,800
Semiconductors & Semiconductor Equipment	14,265,500	—	—	14,265,500
Software	51,182,640	—	—	51,182,640
Specialty Retail	68,638,840	—	—	68,638,840
Tobacco	34,328,880	—	—	34,328,880

Total Common Stocks	1,042,124,397	—	—	1,042,124,397

Short-Term Investments
Mutual Funds	47,341,045	—	—	47,341,045
Repurchase Agreement	—	264,000	—	264,000

Total Short-Term Investments	47,341,045	264,000	—	47,605,045

TOTAL INVESTMENTS	1,089,465,442	264,000	—	1,089,729,442

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Realized Gain	Change in Unrealized Depreciation	Net Purchases	Balance as of September 30, 2009
Escrowed Shares
Computers & Peripherals	$27	$2,776	$(27)	$(2,776)	$—

Total	$27	$2,776	$(27)	$(2,776)	$—

Met Investors Series Trust

Clarion Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.3%
Australia — 11.7%
CFS Retail Property Trust (REIT)	2,922,848	$5,164,885
Dexus Property Group (REIT)	24,389,112	18,115,638
Goodman Group (REIT)(a)	21,341,105	12,431,259
GPT Group (REIT)	15,925,900	9,585,122
ING Office Fund	6,665,100	3,277,617
Mirvac Group (REIT)	7,265,197	10,720,721
Stockland (REIT)	5,632,436	20,178,671
Westfield Group (REIT)	4,467,900	54,399,903

		133,873,816

Bermuda — 3.1%
Great Eagle Holdings, Ltd.	774,800	1,922,349
Hongkong Land Holdings, Ltd.(a)	4,032,300	17,435,472
Kerry Properties, Ltd.	3,027,300	16,259,544

		35,617,365

Canada — 2.0%
Calloway Real Estate Investment Trust (REIT)	335,000	5,936,669
Canadian Real Estate Investment Trust (REIT)	87,000	2,093,550
Cominar Real Estate Investment Trust (REIT)	120,800	2,197,081
H&R Real Estate Investment Trust (REIT)	260,000	3,375,647
Primaris Retail Real Estate Investment Trust (REIT)	184,500	2,615,679
RioCan Real Estate Investment Trust (REIT)	428,800	7,198,993

		23,417,619

Cayman Islands — 2.4%
China Resources Land, Ltd.	7,657,236	16,639,841
New World China Land, Ltd.	3,225,300	1,534,463
Shimao Property Holdings, Ltd.	5,549,300	9,339,957

		27,514,261

Channel Islands — 0.2%
Atrium European Real Estate, Ltd.*	377,700	2,591,312

China — 0.1%
Shui On Land, Ltd.	2,847,600	1,624,067

Finland — 0.3%
Sponda Oyj*	848,430	3,366,239

France — 6.2%
Gecina S.A. (REIT)(a)	56,470	6,741,868
ICADE (REIT)	22,350	2,393,985
Klepierre (REIT)	420,280	16,668,417
Mercialys (REIT)(a)	207,433	8,238,225
Unibail-Rodamco (REIT)	175,040	36,398,728

		70,441,223

Hong Kong — 13.6%
Cheung Kong Holdings, Ltd.	819,100	10,319,002
China Overseas Land & Investment, Ltd.	8,581,288	18,405,195
Hang Lung Properties, Ltd.	3,407,100	12,490,015
Henderson Land Development Co., Ltd.	1,463,000	9,361,852
Link (The)	3,153,500	6,954,125
Sino Land Co., Ltd.	1,198,500	2,132,771
Sino-Ocean Land Holdings, Ltd.	10,480,100	9,393,000
Sun Hung Kai Properties, Ltd.	4,854,600	71,277,536
Wharf Holdings, Ltd. (The)	2,745,500	14,484,576

		154,818,072

Met Investors Series Trust

Clarion Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Japan — 10.7%
Aeon Mall Co., Ltd.(a)	190,500	$3,940,775
Frontier Real Estate Investment Corp. (REIT)	474	3,671,360
Japan Excellent, Inc. (REIT)	139	758,360
Japan Logistics Fund, Inc. (REIT)(a)	581	4,733,064
Japan Real Estate Investment Corp. (REIT)	867	7,093,910
Kenedix Realty Investment Corp. (REIT)	1,074	4,041,328
Mitsubishi Estate Co., Ltd.	1,569,800	24,608,804
Mitsui Fudosan Co., Ltd.(a)	1,977,474	33,241,765
Nippon Accommodations Fund, Inc. (REIT)	431	2,408,345
Nippon Building Fund, Inc. (REIT)(a)	531	4,742,428
Nomura Real Estate Office Fund, Inc. (REIT)(a)	52	345,932
NTT Urban Development Corp.(a)	3,132	2,866,381
Orix JREIT, Inc. (REIT)(a)	621	3,211,962
Sumitomo Realty & Development Co., Ltd.(a)	1,168,700	21,230,404
Top REIT, Inc. (REIT)(a)	138	665,928
United Urban Investment Corp. (REIT)	802	4,705,291

		122,266,037

Luxembourg — 0.9%
Gagfah S.A.	550,370	6,096,100
ProLogis European Properties	648,593	4,042,005

		10,138,105

Netherlands — 1.5%
Corio N.V. (REIT)	193,912	13,374,107
Eurocommercial Properties N.V.	83,507	3,309,023

		16,683,130

Norway — 0.5%
Norwegian Property ASA*	3,594,160	6,107,599

Singapore — 2.7%
Ascendas Real Estate Investment Trust (REIT)	7,507,246	10,210,190
Capitaland, Ltd.	5,711,200	14,947,300
CapitaMall Trust (REIT)	4,500,723	5,872,027

		31,029,517

Sweden — 0.7%
Castellum A.B. (REIT)	502,000	4,862,758
Fabege A.B.	513,500	3,019,209

		7,881,967

Switzerland — 0.2%
Swiss Prime Site A.G.(a)	36,010	1,900,192

United Kingdom — 7.2%
British Land Co. Plc (REIT)	2,021,293	15,380,987
Derwent London Plc (REIT)	333,590	6,514,053
Grainger Plc	196,620	936,592
Hammerson Plc (REIT)	1,801,039	11,381,584
Helical Bar Plc	297,170	1,784,567
Land Securities Group Plc (REIT)	2,535,145	25,368,050
Liberty International Plc (REIT)(a)	1,753,422	13,473,551
Safestore Holdings Plc	2,288,900	5,536,141
Segro Plc (REIT)	261,135	1,537,384

		81,912,909

United States — 34.3%
Acadia Realty Trust (REIT)	206,271	3,108,504
Alexandria Real Estate Equities, Inc. (REIT)(a)	148,200	8,054,670
AMB Property Corp. (REIT)	443,600	10,180,620
Apartment Investment & Management Co. — Class A (REIT)(a)	445,100	6,565,225
AvalonBay Communities, Inc. (REIT)	166,048	12,076,671
Boston Properties, Inc. (REIT)(a)	227,900	14,938,845

Met Investors Series Trust

Clarion Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

BRE Properties, Inc. — Class A (REIT)(a)	240,346	$7,522,830
Camden Property Trust	242,967	9,791,570
Corporate Office Properties Trust (REIT)(a)	27,685	1,021,023
Digital Realty Trust, Inc.(a)	241,100	11,020,681
Duke Realty Corp. (REIT)	684,800	8,224,448
Equity Residential Properties Trust Co. (REIT)	301,800	9,265,260
Essex Property Trust, Inc.(a)	74,676	5,942,716
Extra Space Storage, Inc.	243,800	2,572,090
Federal Realty Investment Trust (REIT)	128,434	7,881,995
HCP, Inc.	606,000	17,416,440
Highwoods Properties, Inc. (REIT)	357,078	11,230,103
Host Hotels & Resorts, Inc. (REIT)	1,361,100	16,020,147
Kimco Realty Corp. (REIT)	433,800	5,656,752
Liberty Property Trust	410,000	13,337,300
Macerich Co. (The) (REIT)(a)	354,153	10,741,460
Nationwide Health Properties, Inc. (REIT)	418,059	12,955,648
OMEGA Healthcare Investors, Inc. (REIT)	309,600	4,959,792
Peoples Choice Financial Corp. (144A)*(b)(c)	60,000	—
ProLogis (REIT)(a)	1,357,900	16,186,168
Public Storage	159,800	12,023,352
Regency Centers Corp. (REIT)(a)	212,400	7,869,420
Simon Property Group, Inc. (REIT)	895,020	62,141,239
SL Green Realty Corp. (REIT)(a)	181,760	7,970,176
Tanger Factory Outlet Centers(a)	184,165	6,876,721
Taubman Centers, Inc. (REIT)(a)	175,313	6,325,293
UDR, Inc. (REIT)(a)	641,175	10,092,095
Ventas, Inc.(a)	366,700	14,117,950
Vornado Realty Trust	455,461	29,336,243
Weingarten Realty Investors (REIT)	420,800	8,382,336

		391,805,783

Total Common Stocks (Cost $1,103,757,989)		1,122,989,213

Security Description	Shares/Par Amount	Value
Short-Term Investments — 7.7%
Mutual Funds — 6.8%
State Street Navigator Securities Lending Trust Prime Portfolio(d)	76,980,875	76,980,875

Repurchase Agreement — 0.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $10,257,003 on 10/01/09 collateralized by $10,475,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $10,466,620.	$10,257,000	10,257,000

Total Short-Term Investments (Cost $87,237,875)		87,237,875

TOTAL INVESTMENTS — 106.0% (Cost $1,190,995,864#)		1,210,227,088

Other Assets and Liabilities (net) — (6.0)%		(68,200,677)

NET ASSETS — 100.0%		$1,142,026,411

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $112,591,321 and $93,360,097 respectively, resulting in a net unrealized appreciation of $19,231,224.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $74,257,393 and the collateral received consisted of cash in the amount of $76,980,875. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $0 of net assets.
(d)	Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

The following table summarizes the top ten industry diversification of the portfolio holdings of the Clarion Global Real Estate Portfolio at September 30, 2009

Ten Largest Industries as of September 30, 2009 (unaudited)	Percent of Net Assets
Diversified	27.4%
Operating & Development	17.7%
Regional Malls	15.5%
Real Estate	6.3%
Apartments	5.6%
Office	5.2%
REITS	4.6%
Health Care Providers & Services	4.3%
Industrials	3.4%
Commercial Services	3.2%

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$133,873,816	$—	$133,873,816
Bermuda	—	35,617,365	—	35,617,365
Canada	23,417,619	—	—	23,417,619
Cayman Islands	—	27,514,261	—	27,514,261
Channel Islands	2,591,312	—	—	2,591,312
China	—	1,624,067	—	1,624,067
Finland	—	3,366,239	—	3,366,239
France	—	70,441,223	—	70,441,223
Hong Kong	—	154,818,072	—	154,818,072
Japan	—	122,266,037	—	122,266,037
Luxembourg	—	10,138,105	—	10,138,105
Netherlands	—	16,683,130	—	16,683,130
Norway	—	6,107,599	—	6,107,599
Singapore	—	31,029,517	—	31,029,517
Sweden	—	7,881,967	—	7,881,967
Switzerland	—	1,900,192	—	1,900,192
United Kingdom	—	81,912,909	—	81,912,909
United States	391,805,783	—	—	391,805,783

Total Common Stocks	417,814,714	705,174,499	—	1,122,989,213

Short-Term Investments
Mutual Funds	76,980,875	—	—	76,980,875
Repurchase Agreement	—	10,257,000	—	10,257,000

Total Short-Term Investments	76,980,875	10,257,000	—	87,237,875

TOTAL INVESTMENTS	$494,795,589	$715,431,499	$—	$1,210,227,088

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 95.9%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.(a)	54,060	$1,845,068
Esterline Technologies Corp.*	62,250	2,440,822

		4,285,890

Beverages — 1.1%
Central European Distribution Corp.*	65,325	2,140,047

Capital Markets — 2.9%
Investment Technology Group, Inc.*	62,025	1,731,738
Raymond James Financial, Inc.	81,100	1,888,008
Waddell & Reed Financial, Inc. — Class A	82,190	2,338,305

		5,958,051

Chemicals — 2.7%
OM Group, Inc.*	35,650	1,083,403
RPM International, Inc.	123,600	2,285,364
Scotts Miracle-Gro Co. (The) — Class A(a)	48,500	2,083,075

		5,451,842

Commercial & Professional Services — 1.0%
Brink’s Co. (The)	74,225	1,997,395

Commercial Banks — 2.7%
Bank of Hawaii Corp.	46,500	1,931,610
FirstMerit Corp.	99,458	1,892,686
TCF Financial Corp.(a)	121,500	1,584,360

		5,408,656

Communications Equipment — 2.2%
CommScope, Inc.*(a)	69,795	2,088,965
Plantronics, Inc.	85,425	2,290,244

		4,379,209

Computers & Peripherals — 2.1%
Lexmark International, Inc. — Class A*(a)	104,950	2,260,623
Synaptics, Inc.*(a)	75,400	1,900,080

		4,160,703

Construction & Engineering — 2.3%
EMCOR Group, Inc.*	102,770	2,602,136
Tutor Perini Corp.*	95,932	2,043,352

		4,645,488

Consumer Finance — 1.0%
Cash America International, Inc.(a)	68,716	2,072,475

Diversified Consumer Services — 0.7%
Regis Corp.	91,110	1,412,205

Diversified Financial Services — 1.1%
Financial Federal Corp.(a)	87,760	2,165,917

Diversified Telecommunication Services — 1.3%
Alaska Communications Systems Group, Inc.(a)	138,500	1,281,125
Iowa Telecommunications Services, Inc.(a)	108,140	1,362,564

		2,643,689

Electric Utilities — 2.8%
Allete, Inc.	46,500	1,561,005
IDACORP, Inc.	73,445	2,114,482

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

NV Energy, Inc.	165,000	$1,912,350

		5,587,837

Electrical Equipment — 1.9%
General Cable Corp.*	45,540	1,782,891
Regal-Beloit Corp.(a)	43,670	1,996,156

		3,779,047

Electronic Equipment, Instruments & Components — 3.3%
Anixter International, Inc.*(a)	46,510	1,865,516
Jabil Circuit, Inc.	232,275	3,114,808
Park Electrochemical Corp.	72,308	1,782,392

		6,762,716

Energy Equipment & Services — 3.6%
Atwood Oceanics, Inc.*	69,225	2,441,566
Oil States International, Inc.*	77,200	2,712,036
Superior Energy Services, Inc.*	91,905	2,069,700

		7,223,302

Food & Staples Retailing — 1.6%
Nash Finch Co.	52,670	1,439,998
Ruddick Corp.(a)	67,515	1,797,249

		3,237,247

Food Products — 2.8%
Corn Products International, Inc.	59,000	1,682,680
Del Monte Foods Co.	203,185	2,352,882
Ralcorp Holdings, Inc.*	26,510	1,550,040

		5,585,602

Health Care Equipment & Supplies — 2.0%
Inverness Medical Innovations, Inc.*(a)	53,400	2,068,182
Teleflex, Inc.	42,000	2,029,020

		4,097,202

Health Care Providers & Services — 6.0%
Amedisys, Inc.*(a)	46,550	2,030,977
Amsurg Corp.*	100,014	2,123,297
Healthspring, Inc.*	175,340	2,147,915
LifePoint Hospitals, Inc.*	73,190	1,980,521
MEDNAX, Inc.*	35,225	1,934,557
Owens & Minor, Inc.	40,600	1,837,150

		12,054,417

Hotels, Restaurants & Leisure — 2.0%
Brinker International, Inc.	124,450	1,957,599
International Speedway Corp. — Class A	78,730	2,170,586

		4,128,185

Household Durables — 1.9%
Helen of Troy, Ltd.*	84,025	1,632,606
Jarden Corp.	77,775	2,183,144

		3,815,750

Insurance — 6.6%
Allied World Assurance Holdings, Ltd.	41,975	2,011,862
Argo Group International Holdings, Ltd.*	53,341	1,796,525
Aspen Insurance Holdings, Ltd.	72,200	1,911,134
Endurance Specialty Holdings, Ltd.	57,350	2,091,554
Hanover Insurance Group, Inc. (The)	43,650	1,804,054
Platinum Underwriters Holdings, Ltd.	46,380	1,662,259
Protective Life Corp.	91,980	1,970,212

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

StanCorp Financial Group, Inc.	3,100	$125,147

		13,372,747

IT Services — 1.9%
CACI International, Inc. — Class A*	39,200	1,852,984
DST Systems, Inc.*	44,800	2,007,040

		3,860,024

Leisure Equipment & Products — 0.6%
JAKKS Pacific, Inc.*	90,262	1,292,552

Life Sciences Tools & Services — 2.0%
Mettler-Toledo International, Inc.*	22,300	2,020,157
PerkinElmer, Inc.	103,800	1,997,112

		4,017,269

Machinery — 3.6%
Barnes Group, Inc.	134,880	2,305,099
Gardner Denver, Inc.*	73,400	2,560,192
Kennametal, Inc.	94,030	2,314,078

		7,179,369

Marine — 0.9%
Diana Shipping, Inc.	143,900	1,870,700

Metals & Mining — 3.2%
Gammon Gold, Inc.*	259,200	2,205,792
PAN American Silver Corp.*	103,980	2,370,744
Reliance Steel & Aluminum Co.	42,500	1,808,800

		6,385,336

Multi-Utilities — 2.5%
Integrys Energy Group, Inc.(a)	36,490	1,309,626
TECO Energy, Inc.	148,075	2,084,896
Vectren Corp.	74,855	1,724,659

		5,119,181

Oil, Gas & Consumable Fuels — 5.6%
Arch Coal, Inc.	92,900	2,055,877
Contango Oil & Gas Co.*	39,363	2,009,875
Forest Oil Corp.*	108,100	2,115,517
St. Mary Land & Exploration Co.	87,280	2,833,109
Whiting Petroleum Corp.*	39,500	2,274,410

		11,288,788

Professional Services — 0.9%
Kelly Services, Inc.	151,345	1,861,544

Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc.(a)	39,700	2,157,695
Anworth Mortgage Asset Corp.	256,000	2,017,280
Hospitality Properties Trust	123,100	2,507,547

		6,682,522

Road & Rail — 1.8%
Genesee & Wyoming, Inc. — Class A*	59,000	1,788,880
Ryder System, Inc.	47,800	1,867,068

		3,655,948

Semiconductors & Semiconductor Equipment — 1.0%
Microsemi Corp.*	126,400	1,995,856

Software — 3.0%
Jack Henry & Associates, Inc.	81,240	1,906,703
Net 1 UEPS Technologies, Inc.*	96,715	2,027,146

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Sybase, Inc.*(a)	55,710	$2,167,119

		6,100,968

Specialty Retail — 2.2%
Men’s Wearhouse, Inc. (The)(a)	89,760	2,217,072
RadioShack Corp.	134,637	2,230,935

		4,448,007

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands, Inc.*(a)	90,300	1,932,420
Wolverine World Wide, Inc.	74,700	1,855,548

		3,787,968

Thrifts & Mortgage Finance — 1.1%
Washington Federal, Inc.(a)	132,525	2,234,371

Tobacco — 1.7%
Universal Corp.(a)	47,600	1,990,632
Vector Group, Ltd.(a)	96,100	1,497,241

		3,487,873

Trading Companies & Distributors — 1.0%
GATX Corp.(a)	71,205	1,990,180

Total Common Stocks (Cost $170,727,490)		193,624,075

Security Description	Shares/Par Amount	Value
Short-Term Investments — 16.1%
Mutual Funds — 11.6%
State Street Navigator Securities Lending Trust Prime Portfolio (b)	23,470,146	23,470,146
Repurchase Agreement — 4.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $9,080,003 on 10/01/09 collateralized by $9,270,000 U.S. Treasury Bill at 0.110% due 03/18/10 with a value of $9,262,584.	$9,080,000	9,080,000

Total Short-Term Investments (Cost $32,550,146)		32,550,146

TOTAL INVESTMENTS — 112.0% (Cost $203,277,636#)		226,174,221

Other Assets and Liabilities (net) — (12.0)%		(24,259,925)

NET ASSETS — 100.0%		$201,914,296

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $31,058,198 and $8,161,613 respectively, resulting in a net unrealized appreciation of $22,896,585.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $22,893,687 and the collateral received consisted of cash in the amount of $23,470,146. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,285,890	$—	$—	$4,285,890
Beverages	2,140,047	—	—	2,140,047
Capital Markets	5,958,051	—	—	5,958,051
Chemicals	5,451,842	—	—	5,451,842
Commercial & Professional Services	1,997,395	—	—	1,997,395
Commercial Banks	5,408,656	—	—	5,408,656
Communications Equipment	4,379,209	—	—	4,379,209
Computers & Peripherals	4,160,703	—	—	4,160,703
Construction & Engineering	4,645,488	—	—	4,645,488
Consumer Finance	2,072,475	—	—	2,072,475
Diversified Consumer Services	1,412,205	—	—	1,412,205
Diversified Financial Services	2,165,917	—	—	2,165,917
Diversified Telecommunication Services	2,643,689	—	—	2,643,689
Electric Utilities	5,587,837	—	—	5,587,837
Electrical Equipment	3,779,047	—	—	3,779,047
Electronic Equipment, Instruments & Components	6,762,716	—	—	6,762,716
Energy Equipment & Services	7,223,302	—	—	7,223,302
Food & Staples Retailing	3,237,247	—	—	3,237,247
Food Products	5,585,602	—	—	5,585,602
Health Care Equipment & Supplies	4,097,202	—	—	4,097,202
Health Care Providers & Services	12,054,417	—	—	12,054,417
Hotels, Restaurants & Leisure	4,128,185	—	—	4,128,185
Household Durables	3,815,750	—	—	3,815,750
Insurance	13,372,747	—	—	13,372,747
IT Services	3,860,024	—	—	3,860,024
Leisure Equipment & Products	1,292,552	—	—	1,292,552
Life Sciences Tools & Services	4,017,269	—	—	4,017,269
Machinery	7,179,369	—	—	7,179,369
Marine	1,870,700	—	—	1,870,700
Metals & Mining	6,385,336	—	—	6,385,336
Multi-Utilities	5,119,181	—	—	5,119,181
Oil, Gas & Consumable Fuels	11,288,788	—	—	11,288,788
Professional Services	1,861,544	—	—	1,861,544
Real Estate Investment Trusts (REITs)	6,682,522	—	—	6,682,522
Road & Rail	3,655,948	—	—	3,655,948
Semiconductors & Semiconductor Equipment	1,995,856	—	—	1,995,856
Software	6,100,968	—	—	6,100,968
Specialty Retail	4,448,007	—	—	4,448,007
Textiles, Apparel & Luxury Goods	3,787,968	—	—	3,787,968
Thrifts & Mortgage Finance	2,234,371	—	—	2,234,371
Tobacco	3,487,873	—	—	3,487,873
Trading Companies & Distributors	1,990,180	—	—	1,990,180

Total Common Stocks	193,624,075	—	—	193,624,075

Short-Term Investments
Mutual Funds	23,470,146	—	—	23,470,146
Repurchase Agreement	—	9,080,000	—	9,080,000

Total Short-Term Investments	23,470,146	9,080,000	—	32,550,146

TOTAL INVESTMENTS	$217,094,221	$9,080,000	$—	$226,174,221

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 97.6%
Aerospace & Defense — 0.6%
BE Aerospace, Inc.*	134,590	$2,710,643

Auto Components — 0.8%
Johnson Controls, Inc.(a)	154,087	3,938,464

Beverages — 1.3%
Coca-Cola Enterprises, Inc.	99,639	2,133,271
Molson Coors Brewing Co. — Class B	85,660	4,169,929

		6,303,200

Biotechnology — 0.4%
Biogen Idec, Inc.*	40,713	2,056,821

Building Products — 0.4%
Lennox International, Inc.	47,401	1,712,124

Capital Markets — 3.3%
Invesco, Ltd.	425,942	9,694,440
Janus Capital Group, Inc.	256,430	3,636,177
Raymond James Financial, Inc.	124,260	2,892,773

		16,223,390

Chemicals — 3.8%
Airgas, Inc.	101,197	4,894,899
Celanese Corp.	102,171	2,554,275
FMC Corp.	86,630	4,872,938
Huntsman Corp.	370,410	3,374,435
Terra Industries, Inc.	89,129	3,090,102

		18,786,649

Commercial & Professional Services — 1.4%
Corrections Corp. of America*	32,070	726,385
Iron Mountain, Inc.*	55,386	1,476,591
Republic Services, Inc.	183,114	4,865,339

		7,068,315

Commercial Banks — 2.7%
Comerica, Inc.	165,240	4,902,671
M&T Bank Corp.(a)	22,587	1,407,622
SunTrust Banks, Inc.	317,800	7,166,390

		13,476,683

Communications Equipment — 1.8%
CommScope, Inc.*(a)	300,878	9,005,279

Computers & Peripherals — 0.4%
Lexmark International, Inc. — Class A*(a)	80,620	1,736,555

Construction Materials — 1.0%
Vulcan Materials Co.(a)	93,493	5,055,166

Consumer Finance — 1.2%
SLM Corp.*	681,724	5,944,633

Containers & Packaging — 0.7%
Pactiv Corp.*	138,010	3,595,160

Diversified Consumer Services — 0.2%
H&R Block, Inc.	44,797	823,369

Diversified Telecommunication Services — 0.7%
CenturyTel, Inc.	103,471	3,476,626

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Electric Utilities — 7.5%
American Electric Power Co., Inc.	116,218	$3,601,596
DPL, Inc.(a)	212,872	5,555,959
Edison International	196,006	6,581,882
Entergy Corp.	40,205	3,210,771
FirstEnergy Corp.	93,751	4,286,296
Northeast Utilities	38,860	922,536
NV Energy, Inc.	211,360	2,449,662
Pinnacle West Capital Corp.	37,890	1,243,550
PPL Corp.	299,490	9,086,527

		36,938,779

Electrical Equipment — 0.6%
Cooper Industries PLC — Class A(a)	81,643	3,067,327

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. — Class A	64,493	2,430,096

Energy Equipment & Services — 3.8%
Core Laboratories N.V.(a)	33,810	3,485,473
Dril-Quip, Inc.*	126,575	6,283,183
Helmerich & Payne, Inc.	89,150	3,524,099
Oil States International, Inc.*	154,000	5,410,020

		18,702,775

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club, Inc.*	68,230	2,471,291
Safeway, Inc.	98,810	1,948,533

		4,419,824

Food Products — 1.5%
Campbell Soup Co.	37,850	1,234,667
ConAgra Foods, Inc.	161,072	3,492,041
J.M. Smucker Co. (The)	48,746	2,584,025

		7,310,733

Health Care Equipment & Supplies — 2.9%
Becton, Dickinson & Co.	18,132	1,264,707
C.R. Bard, Inc.	42,800	3,364,508
Edwards Lifesciences Corp.*	66,347	4,638,319
Kinetic Concepts, Inc.*(a)	131,938	4,879,067

		14,146,601

Health Care Providers & Services — 1.4%
Aetna, Inc.	240,630	6,696,733

Hotels, Restaurants & Leisure — 1.1%
Starwood Hotels & Resorts Worldwide, Inc.(a)	159,660	5,273,570

Household Durables — 3.6%
Fortune Brands, Inc.	82,056	3,526,767
Mohawk Industries, Inc.*(a)	35,056	1,671,821
Newell Rubbermaid, Inc.	421,715	6,616,708
NVR, Inc.*(a)	9,108	5,805,166

		17,620,462

Household Products — 1.3%
Clorox Co.	90,360	5,314,975
Energizer Holdings, Inc.*	18,679	1,239,165

		6,554,140

Insurance — 13.6%
Arch Capital Group, Ltd.*	73,217	4,945,076
Everest Reinsurance Group, Ltd.	83,136	7,291,027
Genworth Financial, Inc. — Class A	201,400	2,406,730

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Hartford Financial Services Group, Inc. (The)	262,910	$6,967,115
Lincoln National Corp.	181,827	4,711,138
Marsh & McLennan Cos., Inc.	328,453	8,122,643
Principal Financial Group, Inc.	248,570	6,808,332
Progressive Corp. (The)*	356,753	5,914,965
W.R. Berkley Corp.	404,941	10,236,908
Willis Group Holdings, Ltd.	165,490	4,670,128
XL Capital, Ltd. — Class A	279,240	4,875,530

		66,949,592

Internet & Catalog Retail — 0.9%
Liberty Media Corp. - Interactive — Class A*	408,310	4,479,161

Internet Software & Services — 1.4%
IAC/InterActiveCorp*(a)	336,980	6,803,626

Machinery — 4.1%
Cummins, Inc.	111,090	4,977,943
Eaton Corp.	113,493	6,422,569
Parker Hannifin Corp.	82,364	4,269,750
Pentair, Inc.	69,010	2,037,175
Snap-on, Inc.	66,206	2,301,320

		20,008,757

Media — 4.7%
CBS Corp. — Class B	191,690	2,309,864
DISH Network Corp. — Class A*	556,410	10,716,457
Lamar Advertising Co. — Class A*(a)	154,520	4,240,029
Viacom, Inc. — Class B*	202,047	5,665,398

		22,931,748

Metals & Mining — 2.4%
Cliffs Natural Resources, Inc.	166,580	5,390,529
United States Steel Corp.	147,580	6,548,124

		11,938,653

Multi-Utilities — 1.0%
CMS Energy Corp.(a)	256,083	3,431,512
Xcel Energy, Inc.	82,160	1,580,759

		5,012,271

Multiline Retail — 2.1%
JC Penney Co., Inc.	201,984	6,816,960
Kohl’s Corp.*	58,915	3,361,101

		10,178,061

Office Electronics — 0.4%
Xerox Corp.	229,270	1,774,550

Oil, Gas & Consumable Fuels — 7.8%
Newfield Exploration Co.*	324,694	13,818,977
Noble Energy, Inc.	146,223	9,644,869
Range Resources Corp.(a)	143,156	7,066,180
Whiting Petroleum Corp.*	131,530	7,573,497

		38,103,523

Personal Products — 0.1%
Alberto-Culver Co.	15,540	430,147

Real Estate Investment Trusts (REITs) — 5.8%
Alexandria Real Estate Equities, Inc.(a)	66,988	3,640,798
Boston Properties, Inc.(a)	91,698	6,010,804
Digital Realty Trust, Inc.	25,940	1,185,717
Douglas Emmett, Inc.(a)	230,168	2,826,463
Essex Property Trust, Inc.(a)	41,852	3,330,582

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Federal Realty Investment Trust(a)	54,980	$3,374,123
Host Hotels & Resorts, Inc.	410,882	4,836,081
Regency Centers Corp.	90,710	3,360,805

		28,565,373

Road & Rail — 1.0%
Kansas City Southern*	92,360	2,446,616
Ryder System, Inc.	62,960	2,459,218

		4,905,834

Semiconductors & Semiconductor Equipment — 1.7%
Linear Technology Corp.(a)	69,066	1,908,294
ON Semiconductor Corp.*	331,560	2,735,370
Teradyne, Inc.*(a)	384,260	3,554,405

		8,198,069

Software — 0.8%
Parametric Technology Corp.*	285,290	3,942,708

Specialty Retail — 2.6%
Ross Stores, Inc.(a)	85,657	4,091,835
TJX Cos., Inc. (The)	142,370	5,289,045
Urban Outfitters, Inc.*	117,750	3,552,518

		12,933,398

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.(a)	178,388	2,037,191

Wireless Telecommunication Services — 1.0%
Sprint Nextel Corp.*	1,247,312	4,926,882

Total Common Stocks (Cost $441,456,497)		479,193,661

Security Description	Shares/Par Amount	Value
Short-Term Investments — 11.5%
Mutual Funds — 9.3%
State Street Navigator Securities Lending Trust Prime Portfolio (b)	45,658,724	45,658,724

Repurchase Agreement — 2.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $10,619,003 on 10/01/09 collateralized by $10,845,000 U.S. Treasury Bill at 0.110% due 03/18/10 with a value of $10,836,324.	$10,619,000	10,619,000

Total Short-Term Investments (Cost $56,277,724)		56,277,724

TOTAL INVESTMENTS — 109.1% (Cost $497,734,221#)		535,471,385

Other Assets and Liabilities (net) — (9.1)%		(44,616,012)

NET ASSETS — 100.0%		$490,855,373

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $55,998,852 and $18,261,688 respectively, resulting in a net unrealized appreciation of $37,737,164.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $44,622,553 and the collateral received consisted of cash in the amount of $45,658,724. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,710,643	$—	$—	$2,710,643
Auto Components	3,938,464	—	—	3,938,464
Beverages	6,303,200	—	—	6,303,200
Biotechnology	2,056,821	—	—	2,056,821
Building Products	1,712,124	—	—	1,712,124
Capital Markets	16,223,390	—	—	16,223,390
Chemicals	18,786,649	—	—	18,786,649
Commercial & Professional Services	7,068,315	—	—	7,068,315
Commercial Banks	13,476,683	—	—	13,476,683
Communications Equipment	9,005,279	—	—	9,005,279
Computers & Peripherals	1,736,555	—	—	1,736,555
Construction Materials	5,055,166	—	—	5,055,166
Consumer Finance	5,944,633	—	—	5,944,633
Containers & Packaging	3,595,160	—	—	3,595,160
Diversified Consumer Services	823,369	—	—	823,369
Diversified Telecommunication Services	3,476,626	—	—	3,476,626
Electric Utilities	36,938,779	—	—	36,938,779
Electrical Equipment	3,067,327	—	—	3,067,327
Electronic Equipment, Instruments & Components	2,430,096	—	—	2,430,096
Energy Equipment & Services	18,702,775	—	—	18,702,775
Food & Staples Retailing	4,419,824	—	—	4,419,824
Food Products	7,310,733	—	—	7,310,733
Health Care Equipment & Supplies	14,146,601	—	—	14,146,601
Health Care Providers & Services	6,696,733	—	—	6,696,733
Hotels, Restaurants & Leisure	5,273,570	—	—	5,273,570
Household Durables	17,620,462	—	—	17,620,462
Household Products	6,554,140	—	—	6,554,140
Insurance	66,949,592	—	—	66,949,592
Internet & Catalog Retail	4,479,161	—	—	4,479,161
Internet Software & Services	6,803,626	—	—	6,803,626
Machinery	20,008,757	—	—	20,008,757
Media	22,931,748	—	—	22,931,748
Metals & Mining	11,938,653	—	—	11,938,653
Multi-Utilities	5,012,271	—	—	5,012,271
Multiline Retail	10,178,061	—	—	10,178,061
Office Electronics	1,774,550	—	—	1,774,550
Oil, Gas & Consumable Fuels	38,103,523	—	—	38,103,523
Personal Products	430,147	—	—	430,147
Real Estate Investment Trusts (REITs)	28,565,373	—	—	28,565,373
Road & Rail	4,905,834	—	—	4,905,834
Semiconductors & Semiconductor Equipment	8,198,069	—	—	8,198,069
Software	3,942,708	—	—	3,942,708
Specialty Retail	12,933,398	—	—	12,933,398
Thrifts & Mortgage Finance	2,037,191	—	—	2,037,191
Wireless Telecommunication Services	4,926,882	—	—	4,926,882

Total Common Stocks	479,193,661	—	—	479,193,661

Short-Term Investments
Mutual Funds	45,658,724	—	—	45,658,724
Repurchase Agreement	—	10,619,000	—	10,619,000

Total Short-Term Investments	45,658,724	10,619,000	—	56,277,724

TOTAL INVESTMENTS	$524,852,385	$10,619,000	$—	$535,471,385

Met Investors Series Trust

Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 97.1%
Australia — 1.0%
Foster’s Group, Ltd.	3,806,200	$18,581,694

Canada — 3.1%
Canadian National Railway Co.	85,000	4,164,150
EnCana Corp.	441,700	25,446,337
Thomson Reuters Corp.	815,500	27,306,300

		56,916,787

France — 11.9%
BNP Paribas S.A.	373,100	29,831,243
L’Oreal S.A.	147,000	14,688,771
LVMH Moet Hennessy Louis Vuitton 1 S.A.(a)	303,000	30,504,223
Publicis Groupe S.A.	1,205,900	48,429,760
Societe Television Francaise S.A.(a)	3,527,000	62,061,929
Sodexo	531,500	31,937,715

		217,453,641

Germany — 10.1%
Allianz SE	527,000	65,825,461
Bayerische Motoren Werke (BMW) AG(a)	737,700	35,598,101
Daimler AG(a)	839,200	42,243,706
SAP AG(a)	832,900	40,570,552

		184,237,820

Ireland — 2.8%
Bank of Ireland Plc*	4,983,500	24,707,844
Experian Group, Ltd.	3,156,700	26,595,360

		51,303,204

Israel — 0.2%
Orbotech, Ltd.*	265,000	2,505,575

Italy — 1.7%
Bulgari S.p.A.(a)	737,000	5,702,904
Luxottica Group S.p.A.*(a)	987,500	25,596,919

		31,299,823

Japan — 13.2%
Canon, Inc.	1,068,500	42,868,184
Daiwa Securities Group, Inc.	10,712,000	55,266,488
Honda Motor Co., Ltd.(a)	176,800	5,376,498
Meitec Corp.(a)	432,800	7,331,930
OMRON Corp.(a)	2,427,000	45,731,142
Rohm Co., Ltd.	591,200	41,240,966
Toyota Motor Corp.	1,097,300	43,310,725

		241,125,933

Mexico — 3.7%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)	734,500	27,947,725
Grupo Televisa S.A. (ADR)	2,101,400	39,065,026

		67,012,751

Netherlands — 2.7%
Akzo Nobel N.V.(a)	441,300	27,364,531
Heineken Holding N.V.	116,500	4,749,161
Koninklijke (Royal) Philips Electronics N.V.	721,100	17,571,339

		49,685,031

South Korea — 0.5%
Samsung Electronics Co., Ltd.	13,500	9,307,905

Met Investors Series Trust

Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Spain — 2.3%
Gestevision Telecinco S.A.(a)	3,225,446	$40,720,486

Sweden — 2.9%
Assa Abloy AB - Class B(a)	2,326,600	37,728,192
Atlas Copco AB	1,318,300	15,059,107

		52,787,299

Switzerland — 23.9%
Adecco S.A.(a)	842,200	44,785,409
Compagnie Financiere Richemont S.A.(a)	2,277,500	64,404,478
Credit Suisse Group AG	895,700	49,790,028
Geberit AG(a)	124,757	19,154,392
Givaudan S.A.(a)	52,100	39,122,882
Kuehne & Nagel International AG(a)	277,800	24,152,912
Nestle S.A.	682,100	29,060,366
Novartis AG	982,000	49,232,742
Swatch Group AG(a)	176,500	41,607,101
Tyco International, Ltd.(a)	695,300	23,973,944
UBS AG*	2,774,347	50,783,060

		436,067,314

United Kingdom — 17.1%
British Sky Broadcasting Group Plc(a)	3,935,400	36,026,031
Compass Group Plc	6,037,300	36,977,736
Diageo Plc	2,113,500	32,508,060
G4S Plc	8,245,000	29,138,683
GlaxoSmithKline Plc	1,864,300	36,732,857
Johnston Press Plc*(a)	8,872,389	5,324,098
Reed Elsevier Plc	3,488,300	26,158,404
Rolls-Royce Group Plc	852,600	6,427,345
Schroders Plc	2,156,800	37,772,242
Signet Jewelers, Ltd.*	2,056,700	54,152,911
Unilever Plc	331,800	9,489,974

		310,708,341

Total Common Stocks (Cost $1,694,472,583)		1,769,713,604

Right — 0.0%
France — 0.0%
BNP Paribas(a)* (Cost — $0)	373,100	807,768

Security Description	Shares/Par Amount	Value
Short-Term Investments — 16.1%
Mutual Funds — 12.9%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	234,782,997	234,782,997

Repurchase Agreement — 3.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $58,266,016 on 10/01/09 collateralized by $57,225,000 FHLB at 4.375% due 09/17/10 with a value of $59,433,885.	$58,266,000	58,266,000

Total Short-Term Investments (Cost $293,048,997)		293,048,997

TOTAL INVESTMENTS — 113.2% (Cost $1,987,521,580#)		2,063,570,369

Other Assets and Liabilities (net) — (13.2)%		(241,266,196)

NET ASSETS — 100.0%		$1,822,304,173

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $205,173,035 and $129,124,246 respectively, resulting in a net unrealized appreciation of $76,048,789.

Met Investors Series Trust

Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $223,435,019 and the collateral received consisted of cash in the amount of $234,782,997. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR	- American Depositary Receipt
FHLB	- Federal Home Loan Bank

The following table summarizes the top ten industry diversification of the portfolio holdings of the Harris Oakmark International Portfolio at September 30, 2009

Ten Largest Industries as of September 30, 2009 (unaudited)	Percent of Net Assets
Media	15.6%
Capital Markets	10.6%
Textiles, Apparel & Luxury Goods	9.2%
Automobiles	6.9%
Pharmaceuticals	4.7%
Beverages	4.6%
Professional Services	4.3%
Hotels, Restaurants & Leisure	3.8%
Chemicals	3.6%
Insurance	3.6%

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/3/2010	State Street Bank and Trust Co.	30,000,000	CHF	$28,949,219	$26,002,167	$(2,947,052)
6/4/2010	State Street Bank and Trust Co.	66,000,000	CHF	63,776,438	62,393,647	(1,382,791)
9/24/2010	State Street Bank and Trust Co.	21,500,000	CHF	20,823,421	21,092,907	269,486
9/15/2010	State Street Bank and Trust Co.	57,000,000	EUR	83,352,117	83,277,000	(75,117)
3/3/2010	State Street Bank and Trust Co.	2,230,000,000	JPY	24,942,822	23,116,714	(1,826,108)
9/7/2010	State Street Bank and Trust Co.	1,900,000,000	JPY	21,324,531	20,609,611	(714,920)

						$(6,676,502)

CHF - Swiss Franc

EUR - Euro

JPY - Japanese Yen

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$18,581,694	$—	$18,581,694
Canada	56,916,787	—	—	56,916,787
France	—	217,453,641	—	217,453,641
Germany	—	184,237,820	—	184,237,820
Ireland	—	51,303,204	—	51,303,204
Israel	2,505,575	—	—	2,505,575
Italy	—	31,299,823	—	31,299,823
Japan	—	241,125,933	—	241,125,933
Mexico	67,012,751	—	—	67,012,751
Netherlands	—	49,685,031	—	49,685,031
South Korea	—	9,307,905	—	9,307,905
Spain	—	40,720,486	—	40,720,486
Sweden	—	52,787,299	—	52,787,299
Switzerland	23,973,944	412,093,370	—	436,067,314
United Kingdom	54,152,911	256,555,430	—	310,708,341

Total Common Stocks	204,561,968	1,565,151,636	—	1,769,713,604

Right
France	807,768	—	—	807,768
Short-Term Investments
Mutual Funds	234,782,997	—	—	234,782,997
Repurchase Agreement	—	58,266,000	—	58,266,000

Total Short-Term Investments	234,782,997	58,266,000	—	293,048,997

TOTAL INVESTMENTS	$440,152,733	$1,623,417,636	$—	$2,063,570,369

Forward Contracts*
Forward Currency Contracts	$—	$(6,675,502)	$—	$(6,675,502)

*	Derivative instruments such as forwards, futures, swap contracts, TBA sale commitments and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Met Investors Series Trust

Janus Forty Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 94.3%
Aerospace & Defense — 2.3%
Precision Castparts Corp.(a)	347,525	$35,402,372

Air Freight & Logistics — 1.3%
United Parcel Service, Inc. — Class B(a)	344,480	19,452,786

Beverages — 4.2%
Anheuser-Busch InBev N.V.	1,413,122	64,593,937

Biotechnology — 14.5%
Celgene Corp.*(a)	2,275,877	127,221,524
Gilead Sciences, Inc.*	1,820,290	84,789,108
Vertex Pharmaceuticals, Inc.*(a)	291,825	11,060,168

		223,070,800

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	217,465	40,089,673

Chemicals — 3.0%
Israel Chemicals, Ltd.	750,738	8,612,745
Monsanto Co.	481,775	37,289,385
Syngenta AG	1	229

		45,902,359

Commercial Banks — 0.5%
Standard Chartered Plc	317,738	7,844,310

Communications Equipment — 12.1%
Cisco Systems, Inc.*	3,364,685	79,204,685
Research In Motion, Ltd.*(a)	1,569,440	106,015,672

		185,220,357

Computers & Peripherals — 9.8%
Apple, Inc.*	814,192	150,926,771

Diversified Financial Services — 5.7%
CME Group, Inc.	97,785	30,136,359
JPMorgan Chase & Co.	1,295,215	56,756,321

		86,892,680

Diversified Telecommunication Services — 1.1%
Time Warner Telecom, Inc. — Class A*(a)	1,232,655	16,579,210

Electrical Equipment — 4.8%
ABB, Ltd.*	2,709,470	54,377,949
First Solar, Inc.*(a)	125,350	19,161,001

		73,538,950

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	840,805	12,872,724

Food & Staples Retailing — 5.2%
CVS Caremark Corp.	2,227,429	79,608,312

Food Products — 0.7%
Bunge, Ltd.(a)	183,210	11,470,778

Health Care Equipment & Supplies — 1.8%
Alcon, Inc.	203,835	28,265,799

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	713,740	17,872,050

Hotels, Restaurants & Leisure — 0.5%
Boyd Gaming Corp.*(a)	675,505	7,383,270

Met Investors Series Trust

Janus Forty Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Household Products — 1.9%
Colgate-Palmolive Co.(a)	190,250	$14,512,270
Reckitt Benckiser Group Plc	300,120	14,686,104

		29,198,374

Insurance — 1.7%
ACE, Ltd.	485,605	25,960,443

Internet Software & Services — 3.3%
Google, Inc. — Class A*	101,900	50,527,115

Media — 2.0%
News Corp. — Class A	2,599,235	31,164,828

Metals & Mining — 1.7%
Vale S.A. (ADR)(a)	1,127,920	26,088,790

Multiline Retail — 0.8%
Kohl’s Corp.*(a)	227,710	12,990,855

Oil, Gas & Consumable Fuels — 2.9%
Petroleo Brasileiro S.A. (ADR)	1,024,469	44,328,417

Pharmaceuticals — 1.3%
Roche Holdings AG	123,746	20,005,585

Software — 4.5%
Oracle Corp.	3,292,445	68,614,554

Wireless Telecommunication Services — 2.1%
America Movil S.A.B. de C.V. (ADR)	221,995	9,730,041
Crown Castle International Corp.*(a)	722,075	22,644,272

		32,374,313

Total Common Stocks (Cost $1,216,319,963)		1,448,240,412

Security Description	Shares/Par Amount	Value
Short-Term Investments — 14.4%
Mutual Funds — 8.7%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	133,414,749	133,414,749

Repurchase Agreements — 5.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $19,499,211 on 10/01/09 collateralized by $19,150,000 FHLB at 4.375% due 09/17/10 with a value of $19,889,190.	$19,499,206	19,499,206
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $67,765,813 on 10/01/09 collateralized by $69,180,000 U.S. Treasury Bill at 0.110% due 03/18/10 with a value of $69,124,656.	67,765,794	67,765,794

Total Short-Term Investments (Cost $220,679,749)		220,679,749

TOTAL INVESTMENTS — 108.7% (Cost $1,436,999,712#)		1,668,920,161

Other Assets and Liabilities (net) — (8.7)%		(133,701,496)

NET ASSETS — 100.0%		$1,535,218,665

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $270,625,261 and $38,704,812 respectively, resulting in a net unrealized appreciation of $231,920,449.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $130,455,864 and the collateral received consisted of cash in the amount of $133,414,749. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,402,372	$—	$—	$35,402,372
Air Freight & Logistics	19,452,786	—	—	19,452,786
Beverages	—	64,593,937	—	64,593,937
Biotechnology	223,070,800	—	—	223,070,800
Capital Markets	40,089,673	—	—	40,089,673
Chemicals	37,289,385	8,612,974	—	45,902,359
Commercial Banks	—	7,844,310	—	7,844,310
Communications Equipment	185,220,357	—	—	185,220,357
Computers & Peripherals	150,926,771	—	—	150,926,771
Diversified Financial Services	86,892,680	—	—	86,892,680
Diversified Telecommunication Services	16,579,210	—	—	16,579,210
Electrical Equipment	19,161,001	54,377,949	—	73,538,950
Electronic Equipment, Instruments & Components	12,872,724	—	—	12,872,724
Food & Staples Retailing	79,608,312	—	—	79,608,312
Food Products	11,470,778	—	—	11,470,778
Health Care Equipment & Supplies	28,265,799	—	—	28,265,799
Health Care Providers & Services	17,872,050	—	—	17,872,050
Hotels, Restaurants & Leisure	7,383,270	—	—	7,383,270
Household Products	14,512,270	14,686,104	—	29,198,374
Insurance	25,960,443	—	—	25,960,443
Internet Software & Services	50,527,115	—	—	50,527,115
Media	31,164,828	—	—	31,164,828
Metals & Mining	26,088,790	—	—	26,088,790
Multiline Retail	12,990,855	—	—	12,990,855
Oil, Gas & Consumable Fuels	44,328,417	—	—	44,328,417
Pharmaceuticals	—	20,005,585	—	20,005,585
Software	68,614,554	—	—	68,614,554
Wireless Telecommunication Services	32,374,313	—	—	32,374,313

Total Common Stocks	1,278,119,553	170,120,859	—	1,448,240,412

Short-Term Investments
Mutual Funds	133,414,749	—	—	133,414,749
Repurchase Agreement	—	87,265,000	—	87,265,000

Total Short-Term Investments	133,414,749	87,265,000	—	220,679,749

TOTAL INVESTMENTS	$1,411,534,302	$257,385,859	—	$1,668,920,161

Met Investors Series Trust

Lazard Mid Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 97.0%
Aerospace & Defense — 1.4%
Spirit Aerosystems Holdings, Inc.*(a)	425,000	$7,675,500

Beverages — 2.2%
Molson Coors Brewing Co.—Class B	245,300	11,941,204

Biotechnology — 0.5%
Talecris Biotherapeutics Holdings Corp.*	148,600	2,823,400

Capital Markets — 3.1%
Ameriprise Financial, Inc.	342,900	12,457,557
Northern Trust Corp.	81,000	4,710,960

		17,168,517

Chemicals — 3.0%
Air Products & Chemicals, Inc.	122,900	9,534,582
RPM International, Inc.	376,100	6,954,089

		16,488,671

Commercial & Professional Services — 7.1%
Cintas Corp.(a)	242,500	7,350,175
Corrections Corp. of America*	483,200	10,944,480
Covanta Holding Corp.*(a)	498,400	8,472,800
Republic Services, Inc.	448,200	11,908,674

		38,676,129

Commercial Banks — 1.4%
City National Corp.(a)	141,800	5,520,274
Fifth Third Bancorp	192,200	1,946,986

		7,467,260

Communications Equipment — 1.1%
Juniper Networks, Inc.*	227,600	6,149,752

Computers & Peripherals — 0.9%
NetApp, Inc.*	185,600	4,951,808

Construction & Engineering — 1.4%
Foster Wheeler AG*	247,800	7,907,298

Containers & Packaging — 6.2%
Ball Corp.	319,900	15,739,080
Bemis Co., Inc.	264,900	6,863,559
Packaging Corp. of America	551,900	11,258,760

		33,861,399

Distributors — 1.3%
Genuine Parts Co.	188,800	7,185,728

Electric Utilities — 2.0%
American Electric Power Co., Inc.	347,700	10,775,223

Electronic Equipment, Instruments & Components — 3.9%
Agilent Technologies, Inc.*(a)	326,400	9,083,712
Ingram Micro, Inc. — Class A*	736,900	12,416,765

		21,500,477

Energy Equipment & Services — 2.2%
Patterson-UTI Energy, Inc.(a)	417,900	6,310,290
Seahawk Drilling, Inc.*(a)	1	31
Tidewater, Inc.	120,300	5,664,927

		11,975,248

Met Investors Series Trust

Lazard Mid Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Food Products — 4.4%
Campbell Soup Co.	214,100	$6,983,942
J.M. Smucker Co. (The)	18,700	991,287
McCormick & Co., Inc.(a)	304,700	10,341,518
Sara Lee Corp.	522,000	5,815,080

		24,131,827

Gas Utilities — 1.7%
Energen Corp.	211,900	9,132,890

Health Care Equipment & Supplies — 6.0%
CareFusion Corp.*	207,850	4,531,130
Hospira, Inc.*	386,600	17,242,360
Zimmer Holdings, Inc.*	207,800	11,106,910

		32,880,400

Health Care Providers & Services — 2.0%
Omnicare, Inc.	359,000	8,084,680
Patterson Cos., Inc.*(a)	112,700	3,071,075

		11,155,755

Hotels, Restaurants & Leisure — 2.8%
Burger King Holdings, Inc.	436,000	7,669,240
Starbucks Corp.*	369,600	7,632,240

		15,301,480

Household Durables — 1.6%
Leggett & Platt, Inc.(a)	449,100	8,712,540

Insurance — 3.7%
Marsh & McLennan Cos., Inc.	231,600	5,727,468
PartnerRe, Ltd.	79,700	6,132,118
RenaissanceRe Holdings, Ltd.	150,400	8,235,904

		20,095,490

Internet Software & Services — 1.3%
VeriSign, Inc.*(a)	306,700	7,265,723

IT Services — 3.2%
DST Systems, Inc.*(a)	118,200	5,295,360
Fidelity National Information Services, Inc.(a)	283,700	7,237,187
NeuStar, Inc.—Class A*(a)	231,100	5,222,860

		17,755,407

Leisure Equipment & Products — 2.3%
Mattel, Inc.	696,200	12,851,852

Life Sciences Tools & Services — 1.6%
Life Technologies Corp.*	189,639	8,827,695

Machinery — 3.7%
Dover Corp.	313,900	12,166,764
Parker Hannifin Corp.	154,900	8,030,016

		20,196,780

Media — 2.1%
Viacom, Inc.—Class B*	405,700	11,375,828

Metals & Mining — 1.4%
Cliffs Natural Resources, Inc.	170,100	5,504,436
Compass Minerals International, Inc.	31,400	1,934,868

		7,439,304

Multiline Retail — 3.5%
Family Dollar Stores, Inc.	271,200	7,159,680

Met Investors Series Trust

Lazard Mid Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

JC Penney Co., Inc.(a)	356,600	$12,035,250

		19,194,930

Oil, Gas & Consumable Fuels — 4.7%
Holly Corp.(a)	430,800	11,037,096
Massey Energy Co.	136,150	3,797,224
Valero Energy Corp.	132,700	2,573,053
Williams Cos., Inc. (The)	480,500	8,586,535

		25,993,908

Personal Products — 1.0%
Avon Products, Inc.	155,300	5,273,988

Pharmaceuticals — 1.8%
Warner Chilcott Plc—Class A*	444,700	9,614,414

Real Estate Investment Trusts (REITs) — 2.0%
Public Storage	109,400	8,231,256
UDR, Inc.	174,000	2,738,760

		10,970,016

Real Estate Management & Development — 1.4%
St. Joe Co. (The)*(a)	270,200	7,868,224

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	242,800	6,696,424
Lam Research Corp.*	129,300	4,416,888

		11,113,312

Software — 3.2%
BMC Software, Inc.*	146,500	5,498,145
Symantec Corp.*	725,500	11,948,985

		17,447,130

Specialty Retail — 1.0%
American Eagle Outfitters, Inc.	320,800	5,408,688

Thrifts & Mortgage Finance — 0.9%
Hudson City Bancorp, Inc.	382,200	5,025,930

Total Common Stocks (Cost $459,131,211)		531,581,125

Security Description	Shares/Par Amount	Value
Short-Term Investments — 14.4%
Mutual Funds — 12.3%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	67,608,904	67,608,904

Repurchase Agreement — 2.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $11,217,003 on 10/01/09 collateralized by $11,020,000 FHLB at 4.375% due 09/17/10 with a value of $11,445,372.	$11,217,000	11,217,000

Total Short-Term Investments (Cost $78,825,904)		78,825,904

TOTAL INVESTMENTS — 111.4% (Cost $537,957,115#)		610,407,029

Other Assets and Liabilities (net) — (11.4)%		(62,553,467)

NET ASSETS — 100.0%		$547,853,562

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $82,763,531 and $10,313,617 respectively, resulting in a net unrealized appreciation of 72,449,914.

Met Investors Series Trust

Lazard Mid Cap Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $65,995,226 and the collateral received consisted of cash in the amount of $67,608,904. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,675,500	$—	$—	$7,675,500
Beverages	11,941,204	—	—	11,941,204
Biotechnology	2,823,400	—	—	2,823,400
Capital Markets	17,168,517	—	—	17,168,517
Chemicals	16,488,671	—	—	16,488,671
Commercial & Professional Services	38,676,129	—	—	38,676,129
Commercial Banks	7,467,260	—	—	7,467,260
Communications Equipment	6,149,752	—	—	6,149,752
Computers & Peripherals	4,951,808	—	—	4,951,808
Construction & Engineering	7,907,298	—	—	7,907,298
Containers & Packaging	33,861,399	—	—	33,861,399
Distributors	7,185,728	—	—	7,185,728
Electric Utilities	10,775,223	—	—	10,775,223
Electronic Equipment, Instruments & Components	21,500,477	—	—	21,500,477
Energy Equipment & Services	11,975,248	—	—	11,975,248
Food Products	24,131,827	—	—	24,131,827
Gas Utilities	9,132,890	—	—	9,132,890
Health Care Equipment & Supplies	32,880,400	—	—	32,880,400
Health Care Providers & Services	11,155,755	—	—	11,155,755
Hotels, Restaurants & Leisure	15,301,480	—	—	15,301,480
Household Durables	8,712,540	—	—	8,712,540
Insurance	20,095,490	—	—	20,095,490
Internet Software & Services	7,265,723	—	—	7,265,723
IT Services	17,755,407	—	—	17,755,407
Leisure Equipment & Products	12,851,852	—	—	12,851,852
Life Sciences Tools & Services	8,827,695	—	—	8,827,695
Machinery	20,196,780	—	—	20,196,780
Media	11,375,828	—	—	11,375,828
Metals & Mining	7,439,304	—	—	7,439,304
Multiline Retail	19,194,930	—	—	19,194,930
Oil, Gas & Consumable Fuels	25,993,908	—	—	25,993,908
Personal Products	5,273,988	—	—	5,273,988
Pharmaceuticals	9,614,414	—	—	9,614,414
Real Estate Investment Trusts (REITs)	10,970,016	—	—	10,970,016
Real Estate Management & Development	7,868,224	—	—	7,868,224
Semiconductors & Semiconductor Equipment	11,113,312	—	—	11,113,312
Software	17,447,130	—	—	17,447,130
Specialty Retail	5,408,688	—	—	5,408,688
Thrifts & Mortgage Finance	5,025,930	—	—	5,025,930

Total Common Stocks	531,581,125	—	—	531,581,125

Short-Term Investments
Mutual Funds	67,608,904	—	—	67,608,904
Repurchase Agreement	—	11,217,000	—	11,217,000

Total Short-Term Investments	67,608,904	11,217,000	—	78,825,904

TOTAL INVESTMENTS	$599,190,029	$11,217,000	—	$610,407,029

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 97.3%
Aerospace & Defense — 3.5%
L-3 Communications Holdings, Inc.	269,000	$21,606,080

Biotechnology — 20.8%
Amgen, Inc.*	701,700	42,263,391
Biogen Idec, Inc.*	803,500	40,592,820
Genzyme Corp.*	665,430	37,749,844
Vertex Pharmaceuticals, Inc.*(a)	216,700	8,212,930

		128,818,985

Communications Equipment — 1.0%
Arris Group, Inc.*	122,915	1,599,124
Nokia Oyj (ADR)(a)	325,700	4,761,734

		6,360,858

Computers & Peripherals — 3.3%
SanDisk Corp.*	452,690	9,823,373
Seagate Technology	688,600	10,473,606

		20,296,979

Construction & Engineering — 0.6%
Fluor Corp.	72,610	3,692,219

Diversified Financial Services — 0.6%
Bank of America Corp.	214,647	3,631,827

Electronic Equipment, Instruments & Components — 1.8%
Dolby Laboratories, Inc. - Class A*	50,000	1,909,500
Tyco Electronics, Ltd.	415,825	9,264,581

		11,174,081

Energy Equipment & Services — 11.1%
Core Laboratories N.V.(a)	100,000	10,309,000
National-Oilwell Varco, Inc.*	259,678	11,199,912
Weatherford International, Ltd.*	2,268,400	47,023,932

		68,532,844

Health Care Equipment & Supplies — 2.8%
Covidien Plc	402,925	17,430,535

Health Care Providers & Services — 6.4%
UnitedHealth Group, Inc.	1,589,300	39,796,072

Industrial Conglomerates — 2.4%
Tyco International, Ltd.	423,325	14,596,246

Internet & Catalog Retail — 0.8%
Liberty Media Holding Corp. - Interactive - Class A*	455,800	5,000,126

Machinery — 1.5%
Pall Corp.	290,200	9,367,656

Media — 14.3%
Cablevision Systems Corp. - Class A	1,077,600	25,593,000
CBS Corp.	79,400	956,770
Comcast Corp. - Class A	159,000	2,685,510
Comcast Corp. - Special Class A	1,761,300	28,321,704
Liberty Global, Inc.*	52,900	1,193,953
Liberty Media Corp. - Capital*	146,600	3,066,872
Liberty Media Corp. - Entertainment*	444,900	13,840,839
Time Warner Cable, Inc.	10	431
Time Warner, Inc.	33	950
Viacom, Inc. - Class B*	79,600	2,231,984

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Walt Disney Co. (The)	376,500	$10,338,690

		88,230,703

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	93,700	6,428,757
Nucor Corp.	81,600	3,836,016

		10,264,773

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	1,065,360	66,830,033

Pharmaceuticals — 7.9%
BioMimetic Therapeutics, Inc.*(a)	145,000	1,770,450
Forest Laboratories, Inc.*	1,146,800	33,761,792
Teva Pharmaceutical Industries, Ltd. (ADR)	84,100	4,252,096
Valeant Pharmaceuticals International*(a)	325,100	9,122,306

		48,906,644

Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Corp. - Class A*	582,700	17,883,063
Cirrus Logic, Inc.*(a)	291,400	1,620,184
Cree, Inc.*(a)	135,300	4,972,275
DSP Group, Inc.*	106,400	866,096
Intel Corp.	347,500	6,800,575

		32,142,193

Software — 0.7%
Autodesk, Inc.*	179,700	4,276,860

Specialty Retail — 0.1%
Charming Shoppes, Inc.*(a)	177,100	869,561

Total Common Stocks (Cost $673,161,135)		601,825,275

Investment Company Security — 1.2%
PowerShares QQQ(a) (Cost — $4,931,928)	170,000	7,182,500

Security Description	Shares/Par Amount	Value
Short-Term Investments — 6.0%
Mutual Funds — 4.4%
State Street Navigator Securities Lending Trust Prime Portfolio (b)	27,121,223	$27,121,223

Repurchase Agreement — 1.6%
State Street Bank & Trust Co., Repurchase Agreement dated 09/30/09 at 0.01% to be repurchased at $10,068,003 on 10/01/09 collateralized by $10,280,000 U.S. Treasury at 0.110% due 03/18/10 with a value of $10,271,776.	$10,068,000	10,068,000

Total Short-Term Investments (Cost $37,189,223)		37,189,223

TOTAL INVESTMENTS — 104.5% (Cost $715,282,286#)		646,196,998

Other Assets and Liabilities (net) — (4.5)%		(27,903,182)

NET ASSETS — 100.0%		$618,293,816

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $55,613,398 and $124,698,686 respectively, resulting in a net unrealized depreciation of $69,085,288.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $26,473,823 and the collateral received consisted of cash in the amount of $27,121,223. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,606,080	$—	$—	$21,606,080
Biotechnology	128,818,985	—	—	128,818,985
Communications Equipment	6,360,858	—	—	6,360,858
Computers & Peripherals	20,296,979	—	—	20,296,979
Construction & Engineering	3,692,219	—	—	3,692,219
Diversified Financial Services	3,631,827	—	—	3,631,827
Electronic Equipment, Instruments & Components	11,174,081	—	—	11,174,081
Energy Equipment & Services	68,532,844	—	—	68,532,844
Health Care Equipment & Supplies	17,430,535	—	—	17,430,535
Health Care Providers & Services	39,796,072	—	—	39,796,072
Industrial Conglomerates	14,596,246	—	—	14,596,246
Internet & Catalog Retail	5,000,126	—	—	5,000,126
Machinery	9,367,656	—	—	9,367,656
Media	88,230,703	—	—	88,230,703
Metals & Mining	10,264,773	—	—	10,264,773
Oil, Gas & Consumable Fuels	66,830,033	—	—	66,830,033
Pharmaceuticals	48,906,644	—	—	48,906,644
Semiconductors & Semiconductor Equipment	32,142,193	—	—	32,142,193
Software	4,276,860	—	—	4,276,860
Specialty Retail	869,561	—	—	869,561

Total Common Stocks	601,825,275	—	—	601,825,275

Investment Company Security	7,182,500	—	—	7,182,500
Short-Term Investments
Mutual Funds	27,121,223	—	—	27,121,223
Repurchase Agreement	—	10,068,000	—	10,068,000

Total Short-Term Investments	27,121,223	10,068,000	—	37,189,223

TOTAL INVESTMENTS	$636,128,998	$10,068,000	$—	$646,196,998

Met Investors Series Trust

Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.1%
Aerospace & Defense — 0.6%
Boeing Co. (The)	17,100	$925,965

Beverages — 0.5%
PepsiCo, Inc.	12,700	744,982

Biotechnology — 2.7%
Amgen, Inc.*	64,900	3,908,927
Genzyme Corp.*	3,300	187,209

		4,096,136

Capital Markets — 6.2%
Goldman Sachs Group, Inc. (The)	23,500	4,332,225
State Street Corp.	100,800	5,302,080

		9,634,305

Commercial Banks — 2.2%
Wells Fargo & Co.	122,400	3,449,232

Communications Equipment — 3.6%
Cisco Systems, Inc.*	229,200	5,395,368
QUALCOMM, Inc.	3,300	148,434

		5,543,802

Computers & Peripherals — 7.4%
EMC Corp.*	93,500	1,593,240
Hewlett-Packard Co.	114,500	5,405,545
International Business Machines Corp.	37,416	4,475,328

		11,474,113

Consumer Finance — 4.1%
American Express Co.	54,300	1,840,770
Capital One Financial Corp.	126,086	4,505,053

		6,345,823

Diversified Financial Services — 8.1%
Bank of America Corp.	227,900	3,856,068
CME Group, Inc.	4,800	1,479,312
JPMorgan Chase & Co.	85,006	3,724,963
NYSE Euronext	117,600	3,397,464

		12,457,807

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	37,500	1,012,875

Electric Utilities — 0.1%
Exelon Corp.	4,500	223,290

Food & Staples Retailing — 0.0%
Safeway, Inc.	3,300	65,076

Health Care Equipment & Supplies — 0.8%
Medtronic, Inc.	32,400	1,192,320

Health Care Providers & Services — 7.3%
Aetna, Inc.	217,366	6,049,296
UnitedHealth Group, Inc.	208,541	5,221,866

		11,271,162

Hotels, Restaurants & Leisure — 0.1%
Yum! Brands, Inc.	3,300	111,408

Met Investors Series Trust

Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Independent Power Producers & Energy Traders — 9.7%
AES Corp.*	1,012,000	$14,997,840

Industrial Conglomerates — 1.8%
3M Co.	14,000	1,033,200
General Electric Co.	109,300	1,794,706

		2,827,906

Insurance — 6.5%
Aflac, Inc.	137,400	5,872,476
Allstate Corp. (The)	63,800	1,953,556
Prudential Financial, Inc.	45,800	2,285,878

		10,111,910

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.*	50,739	4,736,993

Internet Software & Services — 8.7%
eBay, Inc.*	268,200	6,332,202
Google, Inc. — Class A*	6,400	3,173,440
Yahoo!, Inc.*(a)	219,000	3,900,390

		13,406,032

Leisure Equipment & Products — 1.8%
Eastman Kodak Co.(a)	579,805	2,771,468

Machinery — 0.5%
Deere & Co.	18,800	806,896

Media — 3.9%
DIRECTV Group, Inc. (The)*	3,200	88,256
Time Warner Cable, Inc.	38,053	1,639,704
Time Warner, Inc.	150,700	4,337,146

		6,065,106

Metals & Mining — 1.1%
Nucor Corp.	35,600	1,673,556

Multiline Retail — 5.4%
JC Penney Co., Inc.	96,473	3,255,964
Sears Holdings Corp.*(a)	78,500	5,126,835

		8,382,799

Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp.	34,700	985,480
ConocoPhillips Co.	28,000	1,264,480

		2,249,960

Personal Products — 1.0%
Avon Products, Inc.	46,400	1,575,744

Pharmaceuticals — 0.5%
Merck & Co., Inc.	25,100	793,913

Semiconductors & Semiconductor Equipment — 2.8%
Texas Instruments, Inc.	180,328	4,271,970

Software — 5.4%
CA, Inc.	228,150	5,017,018
Electronic Arts, Inc.*(a)	109,672	2,089,252
Microsoft Corp.	50,600	1,310,034

		8,416,304

Total Common Stocks (Cost $105,662,786)		151,636,693

Met Investors Series Trust

Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 12.1%
Mutual Funds — 8.9%
State Street Navigator Securities Lending Trust Prime Portfolio (b)	13,843,639	$13,843,639

Repurchase Agreements — 3.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $593,879 on 10/01/09 collateralized by $605,000 FHLMC at 0.657% due 04/01/11 with a value of $605,756.	$593,879	593,879
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $4,310,122 on 10/01/09 collateralized by $4,235,000 FHLB at 4.375% due 09/17/10 with a value of $4,398,471.	4,310,121	4,310,121

Total Short-Term Investments (Cost $18,747,639)		18,747,639

TOTAL INVESTMENTS — 110.2% (Cost $124,410,425#)		170,384,332

Other Assets and Liabilities (net) — (10.2)%		(15,783,984)

NET ASSETS — 100.0%		$154,600,348

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $48,010,982 and $2,037,075 respectively, resulting in a net unrealized appreciation of $45,973,907.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $13,473,059 and the collateral received consisted of cash in the amount of $13,843,639. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$925,965	$—	$—	$925,965
Beverages	744,982	—	—	744,982
Biotechnology	4,096,136	—	—	4,096,136
Capital Markets	9,634,305	—	—	9,634,305
Commercial Banks	3,449,232	—	—	3,449,232
Communications Equipment	5,543,802	—	—	5,543,802
Computers & Peripherals	11,474,113	—	—	11,474,113
Consumer Finance	6,345,823	—	—	6,345,823
Diversified Financial Services	12,457,807	—	—	12,457,807
Diversified Telecommunication Services	1,012,875	—	—	1,012,875
Electric Utilities	223,290	—	—	223,290
Food & Staples Retailing	65,076	—	—	65,076
Health Care Equipment & Supplies	1,192,320	—	—	1,192,320
Health Care Providers & Services	11,271,162	—	—	11,271,162
Hotels, Restaurants & Leisure	111,408	—	—	111,408
Independent Power Producers & Energy Traders	14,997,840	—	—	14,997,840
Industrial Conglomerates	2,827,906	—	—	2,827,906
Insurance	10,111,910	—	—	10,111,910
Internet & Catalog Retail	4,736,993	—	—	4,736,993
Internet Software & Services	13,406,032	—	—	13,406,032
Leisure Equipment & Products	2,771,468	—	—	2,771,468
Machinery	806,896	—	—	806,896
Media	6,065,106	—	—	6,065,106
Metals & Mining	1,673,556	—	—	1,673,556
Multiline Retail	8,382,799	—	—	8,382,799
Oil, Gas & Consumable Fuels	2,249,960	—	—	2,249,960
Personal Products	1,575,744	—	—	1,575,744
Pharmaceuticals	793,913	—	—	793,913
Semiconductors & Semiconductor Equipment	4,271,970	—	—	4,271,970
Software	8,416,304	—	—	8,416,304

Total Common Stocks	151,636,693	—	—	151,636,693

Short-Term Investments
Mutual Funds	13,843,639	—	—	13,843,639
Repurchase Agreement	—	4,904,000	—	4,904,000

Total Short-Term Investments	13,843,639	4,904,000	—	18,747,639

TOTAL INVESTMENTS	$165,480,332	$4,904,000	$—	$170,384,332

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Municipals — 0.2%
Virginia — 0.2%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46 (Cost — $1,364,692)	$1,365,000	$974,978

Asset-Backed Securities — 0.3%
Citibank Credit Card Issuance Trust 5.375%, due 04/10/13(i)	600,000	864,338
MBNA Credit Card Master Note 4.150%, due 04/19/10(i)	665,000	978,030

Total Asset-Backed Securities (Cost $1,680,875)		1,842,368

Domestic Bonds & Debt Securities — 31.2%
Aerospace & Defense — 0.2%
Finmeccanica SpA 4.875%, due 03/24/25(i)	750,000	1,042,419

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 8.500%, due 06/15/19	370,000	427,273
Embraer Overseas, Ltd. 6.375%, due 01/24/17	870,000	878,700

		1,305,973

Airlines — 0.5%
Delta Air Lines, Inc.
8.954%, due 08/10/14	1,836,015	1,523,892
8.021%, due 08/10/22	1,862,608	1,516,722

		3,040,614

Auto Components — 0.2%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28	1,228,000	1,074,500

Automobiles — 0.8%
Ford Motor Co.
6.625%, due 10/01/28	5,610,000	4,067,250
7.450%, due 07/16/31(a)	1,400,000	1,141,000

		5,208,250

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19(144A)(c)	900,000	1,066,756

Building Products — 0.4%
Lafarge S.A.
5.375%, due 06/26/17 (i)	350,000	500,653
4.750%, due 03/23/20 (i)	275,000	355,163
Owens Corning, Inc.
6.500%, due 12/01/16	90,000	87,936
7.000%, due 12/01/36	140,000	115,021
USG Corp.
6.300%, due 11/15/16	195,000	166,725
9.500%, due 01/15/18	1,495,000	1,450,150

		2,675,648

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)
1.201%, due 05/23/16(b)(i)	1,650,000	2,187,305
6.150%, due 04/01/18	1,715,000	1,807,015
6.750%, due 10/01/37	800,000	828,259
6.875%, due 01/18/38(n)	500,000	828,279
Jefferies Group, Inc. 8.500%, due 07/15/19	2,150,000	2,279,290
Morgan Stanley
5.375%, due 11/14/13(n)	1,110,000	1,812,586
4.750%, due 04/01/14	1,515,000	1,505,322

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

5.375%, due 10/15/15	$3,900,000	$4,030,861
5.450%, due 01/09/17	820,000	822,364

		16,101,281

Chemicals — 0.3%
Hercules, Inc. 6.500%, due 06/30/29	10,000	5,612
LPG International, Inc. 7.250%, due 12/20/15	400,000	425,000
Lubrizol Corp. 6.500%, due 10/01/34	1,500,000	1,566,561

		1,997,173

Commercial & Professional Services — 0.2%
United Rentals North America, Inc.
7.750%, due 11/15/13(a)	410,000	369,000
7.000%, due 02/15/14	590,000	516,250

		885,250

Commercial Banks — 1.4%
Barclays Financial LLC 4.060%, due 09/16/10(144A)(c)(p)	1,240,000,000	1,052,081
Canara Bank (London Branch) 6.365%, due 11/28/21(b)	1,700,000	1,612,875
Export-Import Bank of Korea 8.125%, due 01/21/14	1,000,000	1,146,535
ICICI Bank, Ltd. 6.375%, due 04/30/22(144A)(b)(c)	1,955,000	1,603,747
Santander Issuances S.A. Unipersonal
4.750%, due 05/29/19(b)(i)	450,000	669,873
4.500%, due 09/30/19(b)(i)	300,000	439,966
Standard Chartered Bank 5.875%, due 09/26/17(i)	750,000	1,138,138
Wells Fargo & Co. 4.625%, due 11/02/35(n)	515,000	768,252

		8,431,467

Communications Equipment — 0.1%
Motorola, Inc.
6.500%, due 09/01/25	35,000	29,646
6.500%, due 11/15/28(a)	270,000	223,255
6.625%, due 11/15/37	355,000	298,162
5.220%, due 10/01/97	170,000	93,588

		644,651

Consumer Finance — 2.6%
Caterpillar Financial Services Corp. 6.125%, due 02/17/14	1,835,000	2,013,679
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	155,000	150,608
9.750%, due 09/15/10	160,000	163,539
8.625%, due 11/01/10	2,070,000	2,094,521
7.500%, due 08/01/12	205,000	196,956
7.000%, due 10/01/13	7,160,000	6,726,161
8.000%, due 12/15/16	500,000	465,000
GMAC LLC
7.250%, due 03/02/11 (144A)(c)	303,000	294,668
6.875%, due 09/15/11 (144A)(c)	82,000	78,310
6.000%, due 12/15/11 (144A)(c)	1,167,000	1,091,145
7.000%, due 02/01/12 (144A)(a)(c)	281,000	264,140
6.625%, due 05/15/12 (144A)(c)	563,000	523,590
6.875%, due 08/28/12 (144A)(a)(c)	227,000	211,110
7.500%, due 12/31/13 (144A)(c)	191,000	169,035
6.750%, due 12/01/14 (144A)(c)	675,000	580,500
8.000%, due 12/31/18-11/01/31 (144A)(c)	1,184,000	942,560

		15,965,522

Containers & Packaging — 0.1%
OI European Group B.V. 6.875%, due 03/31/17(144A)(c)(i)	100,000	143,359

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14(i)	$300,000	$438,855

		582,214

Distributors — 0.2%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16(144A)(a)(c)	1,380,000	1,376,550

Diversified Financial Services — 2.0%
Bank of America Corp. 4.750%, due 05/06/19(b)(i)	750,000	984,910
CIT Group, Inc.
7.625%, due 11/30/12	3,117,000	2,031,396
5.400%, due 03/07/13	493,000	316,322
General Electric Capital Corp.
1.000%, due 03/21/12 (k)	30,000,000	327,042
4.875%, due 03/04/15	2,105,000	2,172,164
5.625%, due 05/01/18	120,000	119,625
5.875%, due 01/14/38	300,000	276,027
Level 3 Financing, Inc.
9.250%, due 11/01/14	50,000	44,312
8.750%, due 02/15/17	55,000	45,925
SLM Corp.
4.500%, due 07/26/10	20,000	19,437
5.400%, due 10/25/11	80,000	73,852
5.125%, due 08/27/12	90,000	77,072
5.375%, due 01/15/13-05/15/14	595,000	474,262
5.000%, due 10/01/13-06/15/18	3,635,000	2,704,485
5.050%, due 11/14/14	790,000	581,334
8.450%, due 06/15/18	1,775,000	1,417,568
5.625%, due 08/01/33	1,340,000	843,183

		12,508,916

Diversified Telecommunication Services — 2.4%
Axtel S.A.B. de C.V. 7.625%, due 02/01/17(144A)(c)	1,660,000	1,597,750
Bell Canada 6.100%, due 03/16/35(144A)(c)(h)	750,000	653,262
GTE Corp. 6.940%, due 04/15/28	55,000	59,293
Level 3 Communications, Inc. 3.500%, due 06/15/12	1,320,000	1,056,000
New England Telephone and Telegraph Co. 7.875%, due 11/15/29	415,000	472,195
Qtel International Finance, Ltd. 7.875%, due 06/10/19(144A)(c)	300,000	341,727
Qwest Capital Funding, Inc.
6.500%, due 11/15/18	870,000	719,925
7.625%, due 08/03/21	1,070,000	909,500
6.875%, due 07/15/28	835,000	634,600
7.750%, due 02/15/31	1,445,000	1,159,612
Qwest Corp. 6.875%, due 09/15/33	970,000	790,550
Royal KPN N.V. 4.750%, due 01/17/17(i)	550,000	822,591
SK Broadband Co., Ltd. 7.000%, due 02/01/12(144A)(c)	2,300,000	2,380,500
Sprint Capital Corp.
6.900%, due 05/01/19	1,015,000	913,500
6.875%, due 11/15/28	970,000	814,800
8.750%, due 03/15/32	350,000	332,500
Telecom Italia Capital S.A.
4.950%, due 09/30/14	310,000	321,135
6.000%, due 09/30/34	350,000	342,291
Telecom Italia S.p.A. 5.375%, due 01/29/19(i)	100,000	149,113
Telefonica Emisiones SAU 4.375%, due 02/02/16(i)	240,000	360,834
Verizon Maryland, Inc. 5.125%, due 06/15/33	130,000	110,978

		14,942,656

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Electric Utilities — 1.3%
Abu Dhabi National Energy Co.
7.250%, due 08/01/18 (144A)(c)	$1,070,000	$1,149,921
6.500%, due 10/27/36 (144A)(c)	1,300,000	1,263,063
Empresas Publicas de Medellin ESP 7.625%, due 07/29/19(144A)(c)	400,000	435,000
Enel Finance International S.A. 5.000%, due 09/14/22(i)	500,000	743,840
Exelon Corp. 4.900%, due 06/15/15	2,750,000	2,854,195
Korea Hydro & Nuclear Power Co., Ltd. 6.250%, due 06/17/14(144A)(c)	700,000	746,131
Majapahit Holding B.V. 8.000%, due 08/07/19(144A)(a)(c)	400,000	429,000
Ohio Edison Co. 6.875%, due 07/15/36	320,000	375,406

		7,996,556

Energy Resources — 0.3%
NGPL PipeCo LLC 7.768%, due 12/15/37(144A)(c)	1,545,000	1,881,421

Food Products — 0.8%
Albertson’s, Inc. 7.450%, due 08/01/29	5,470,000	4,731,550

Gas Utilities — 0.2%
Korea Gas Corp. 6.000%, due 07/15/14(144A)(c)	500,000	528,142
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17(144A)(c)	865,000	748,225

		1,276,367

Health Care Providers & Services — 2.4%
DASA Finance Corp. 8.750%, due 05/29/18(144A)(c)	1,030,000	1,096,950
HCA, Inc.
6.750%, due 07/15/13	100,000	96,250
6.375%, due 01/15/15	345,000	308,775
7.190%, due 11/15/15	1,150,000	1,068,054
8.360%, due 04/15/24	1,025,000	839,206
7.690%, due 06/15/25	755,000	616,877
7.500%, due 12/15/23-11/06/33	5,375,000	4,196,476
8.750%, due 11/01/10(n)	375,000	603,075
6.300%, due 10/01/12	1,105,000	1,066,325
6.250%, due 02/15/13	260,000	249,600
5.750%, due 03/15/14	195,000	173,063
6.500%, due 02/15/16	2,185,000	1,950,112
7.580%, due 09/15/25	625,000	508,776
7.050%, due 12/01/27	80,000	61,074
7.750%, due 07/15/36	1,420,000	1,120,089
Tenet Healthcare Corp.
6.875%, due 11/15/31	910,000	714,350
7.375%, due 02/01/13	45,000	44,775

		14,713,827

Homebuilders — 0.1%
Corp. GEO S.A.B de C.V. 8.875%, due 09/25/14(144A)(c)	400,000	422,000

Household Durables — 1.6%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15	985,000	972,688
K. Hovnanian Enterprises, Inc.
7.750%, due 05/15/13(a)	30,000	23,250
6.375%, due 12/15/14	170,000	130,050
8.875%, due 04/01/12	150,000	126,750
6.250%, due 01/15/15-01/15/16	1,810,000	1,371,850
7.500%, due 05/15/16	15,000	11,475
Lennar Corp.
5.500%, due 09/01/14	195,000	183,300
5.600%, due 05/31/15(a)	4,405,000	4,085,637
6.500%, due 04/15/16(a)	535,000	505,575
Pulte Homes, Inc.
5.200%, due 02/15/15	35,000	33,425
6.375%, due 05/15/33	1,580,000	1,224,500

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

6.000%, due 02/15/35	$1,925,000	$1,463,000

		10,131,500

Industrial Conglomerates — 1.0%
Borden, Inc.
8.375%, due 04/15/16	3,030,000	1,772,550
9.200%, due 03/15/21	1,910,000	1,117,350
7.875%, due 02/15/23	899,000	543,895
Hutchison Whampoa International 09, Ltd. 7.625%, due 04/09/19(144A)(c)	400,000	454,074
Textron, Inc. 3.875%, due 03/11/13(i)	650,000	901,760
Wendel
4.875%, due 05/26/16 (i)	750,000	853,910
4.375%, due 08/09/17 (i)	450,000	473,964

		6,117,503

Insurance — 0.0%
PPR 4.000%, due 01/29/13(i)	135,000	198,085

Machinery — 0.1%
Cummins, Inc. 6.750%, due 02/15/27	509,000	450,862

Media — 0.5%
Bertelsmann AG 4.750%, due 09/26/16(i)	450,000	620,306
News America, Inc. 6.150%, due 03/01/37	305,000	299,401
Shaw Communications, Inc. 5.650%, due 10/01/19(h)	250,000	232,437
Time Warner Cable, Inc.
5.850%, due 05/01/17	435,000	459,343
6.750%, due 07/01/18	505,000	558,837
Wolters Kluwer N.V. 6.375%, due 04/10/18(i)	300,000	486,719
WPP Plc 6.000%, due 04/04/17(n)	250,000	383,475

		3,040,518

Metals & Mining — 0.8%
Ispat Inland ULC 9.750%, due 04/01/14	1,092,000	1,144,904
Ranhill Labuan, Ltd. 12.500%, due 10/26/11(144A)(c)	1,230,000	984,000
United States Steel Corp. 6.650%, due 06/01/37	2,080,000	1,701,257
Vale Overseas, Ltd. 6.875%, due 11/21/36	1,044,000	1,082,660

		4,912,821

Multiline Retail — 0.5%
JC Penney Corp., Inc.
5.750%, due 02/15/18	230,000	215,050
6.375%, due 10/15/36	3,180,000	2,639,400
7.400%, due 04/01/37	210,000	187,950
7.625%, due 03/01/97	250,000	201,250

		3,243,650

Office Electronics — 0.9%
Xerox Corp.
6.750%, due 02/01/17	1,240,000	1,314,340
6.350%, due 05/15/18	4,115,000	4,285,065

		5,599,405

Oil & Gas Exploration & Production — 0.3%
Petroleos Mexicanos 8.000%, due 05/03/19	1,000,000	1,147,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14(144A)(c)	750,000	799,967

		1,946,967

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	365,000	387,290

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

6.450%, due 09/15/36	$1,442,000	$1,493,676
Chesapeake Energy Corp.
6.500%, due 08/15/17	155,000	142,988
6.875%, due 11/15/20	600,000	537,000
Colorado Interstate Gas Co. 6.800%, due 11/15/15	5,000	5,585
Ecopetrol S.A. 7.625%, due 07/23/19(144A)(c)	400,000	437,692
El Paso Corp. 6.950%, due 06/01/28	5,000	4,184
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15(144A)(c)	850,000	807,500
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27	540,000	245,700
Noble Group, Ltd. 8.500%, due 05/30/13(144A)(c)	300,000	325,261
TXU Corp.
5.550%, due 11/15/14	630,000	433,092
6.500%, due 11/15/24	1,620,000	757,382
6.550%, due 11/15/34	120,000	54,577
Valero Energy Corp. 6.625%, due 06/15/37	1,396,000	1,250,418

		6,882,345

Paper & Forest Products — 1.1%
Celulosa Arauco y Constitucion S.A. 7.250%, due 07/29/19(144A)(a)(c)	300,000	331,491
Georgia-Pacific Corp.
8.000%, due 01/15/24	2,300,000	2,288,500
7.375%, due 12/01/25	415,000	375,575
7.250%, due 06/01/28	120,000	107,400
7.750%, due 11/15/29	1,995,000	1,845,375
8.875%, due 05/15/31	1,960,000	1,989,400

		6,937,741

Pharmaceuticals — 0.0%
Elan Corp. Plc 8.750%, due 10/15/16(144A)(c)	200,000	197,420

Real Estate — 0.2%
Highwoods Properties, Inc. 5.850%, due 03/15/17	1,445,000	1,274,510

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc.
5.650%, due 09/15/11	180,000	126,000
5.500%, due 06/15/12	115,000	71,300
8.625%, due 06/01/13	3,255,000	2,083,200
5.950%, due 10/15/13(a)	955,000	553,900
5.700%, due 03/01/14(a)	125,000	68,750
6.050%, due 04/15/15	40,000	21,300
5.875%, due 03/15/16	40,000	22,400

		2,946,850

Road & Rail — 0.2%
DP World, Ltd. 6.850%, due 07/02/37(144A)(c)	1,300,000	1,149,905

Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13	105,000	105,394

Specialty Retail — 1.8%
Edcon Proprietary, Ltd.
4.023%, due 06/15/14 (144A)(b)(c)(i)	870,000	929,056
4.023%, due 06/15/14 (b)(i)	610,000	651,407
Home Depot, Inc.
5.400%, due 03/01/16	430,000	450,167
5.875%, due 12/16/36	5,230,000	5,091,086
Toys R Us, Inc.
7.875%, due 04/15/13	565,000	545,225
7.375%, due 10/15/18	3,615,000	3,163,125

		10,830,066

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Thrifts & Mortgage Finance — 0.1%
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11	$454,000	$461,579

Tobacco — 0.2%
Imperial Tobacco Finance Plc 4.375%, due 11/22/13(i)	550,000	813,786
Reynolds American, Inc.
6.750%, due 06/15/17	510,000	530,969
7.250%, due 06/15/37	125,000	124,168

		1,468,923

Water Utilities — 0.1%
Veolia Environnement 5.125%, due 05/24/22(i)	565,000	828,787

Wireless Telecommunication Services — 0.7%
Nextel Communications, Inc.
6.875%, due 10/31/13	477,000	444,802
7.375%, due 08/01/15	2,125,000	1,917,812
Series F 5.950%, 03/15/14	754,000	671,060
SK Telecom Co., Ltd. 6.625%, due 07/20/27(144A)(c)	1,175,000	1,251,972
Sprint Nextel Corp. 6.000%, due 12/01/16	109,000	97,828

		4,383,474

Total Domestic Bonds & Debt Securities (Cost $188,872,253)		192,979,866

U.S. Government & Agency Obligation — 0.6%
U.S. Treasury Note 1.125%, due 12/15/11(a) (Cost — $3,503,390)	3,485,000	3,489,632

Foreign Bonds & Debt Securities — 1.8%
Australia — 0.1%
New South Wales Treasury Corp. 7.000%, due 12/01/10(f)	645,000	586,189

Brazil — 0.1%
Brazilian Government International Bond 10.250%, due 01/10/28(g)	750,000	407,850
ISA Capital do Brasil S.A. 7.875%, due 01/30/12(144A)(c)	105,000	110,775

		518,625

Canada — 0.1%
Canadian Government Bond 4.500%, due 06/01/15(h)	775,000	792,645

Japan — 0.1%
Japan Government Ten Year Bond 1.400%, due 06/20/11(k)	66,800,000	761,444

Norway — 0.3%
Norwegian Government Bond
6.500%, due 05/15/13(m)	8,805,000	1,679,297
4.250%, due 05/19/17(m)	1,950,000	343,484

		2,022,781

Singapore — 0.4%
Singapore Government Bond 2.250%, due 07/01/13(o)	3,355,000	2,492,396

South Africa — 0.3%
South Africa Government International Bond 4.500%, due 04/05/16(i)	1,320,000	1,911,653

Sweden — 0.3%
Sweden Government Bond 5.500%, due 10/08/12(q)	9,920,000	1,562,964

United Kingdom — 0.1%
United Kingdom Gilt 4.000%, due 09/07/16(n)	225,000	382,141

Total Foreign Bonds & Debt Securities (Cost $10,427,459)		11,030,838

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Foreign Bonds & Debt Securites - Emerging Markets — 1.1%
Sovereign — 1.1%
Banco Nacional de Desenvolvimento Economico e Social 6.500%, due 06/10/19(144A)(c)	$400,000	$422,210
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/14(g)	270,000	1,446,023
Indonesia Government International Bond
11.625%, due 03/04/19 (144A)(c)	500,000	706,250
7.750%, due 01/17/38 (144A)(c)	1,750,000	1,951,250
Indonesia Treasury Bond 11.500%, due 09/15/19(j)	3,600,000,000	405,784
MDC-GMTN B.V. 7.625%, due 05/06/19(144A)(c)	250,000	281,004
Mexican Bonos Series M 8.500%, due 12/13/18(l)	10,600,000	814,458
Peruvian Government International Bond 7.350%, due 07/21/25	500,000	586,250
Republic of Indonesia 6.625%, due 02/17/37(144A)(c)	200,000	199,000

Total Foreign Bonds & Debt Securites - Emerging Markets (Cost $5,393,016)		6,812,229

Convertible Bonds — 0.9%
Diversified Telecommunication Services — 0.2%
Level 3 Communications, Inc.
5.250%, due 12/15/11	255,000	228,225
7.000%, due 03/15/15 (144A)(d)	1,015,000	1,075,900

		1,304,125

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc. 1.097%, due 10/01/12(b)	1,150,000	580,750

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp. 3.250%, due 08/01/39(144A)(c)	2,670,000	2,866,912
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12	910,000	749,613

		3,616,525

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc. 3.125%, due 06/15/12	400,000	351,500

Total Convertible Bonds (Cost $6,163,399)		5,852,900

Security Description	Shares	Value
Common Stocks — 60.1%
Aerospace & Defense — 0.8%
Goodrich Corp.	86,153	4,681,554

Auto Components — 0.8%
Toyoda Gosei Co., Ltd.(a)	162,100	4,710,916

Automobiles — 1.8%
Dongfeng Motor Group Co., Ltd.	4,738,000	4,958,826
Honda Motor Co., Ltd.(a)	212,161	6,451,828

		11,410,654

Biotechnology — 1.6%
Amgen, Inc.*	109,389	6,588,500
Vertex Pharmaceuticals, Inc.*(a)	86,480	3,277,592

		9,866,092

Capital Markets — 2.9%
Credit Suisse Group AG	126,527	7,033,362
Goldman Sachs Group, Inc. (The)	59,551	10,978,227

		18,011,589

Chemicals — 0.6%
Sociedad Quimica y Minera de Chile S.A. (ADR)(a)	91,313	3,573,078

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Commercial Banks — 5.5%
Piraeus Bank S.A.	336,661	$6,275,839
Standard Chartered Plc	697,521	17,220,387
Wells Fargo & Co.	366,972	10,341,271

		33,837,497

Communications Equipment — 2.4%
Cisco Systems, Inc.*	234,488	5,519,847
QUALCOMM, Inc.	206,209	9,275,281

		14,795,128

Computers & Peripherals — 3.5%
Apple, Inc.*	115,645	21,437,114

Diversified Financial Services — 4.1%
Bank of America Corp.	512,222	8,666,796
BM&F BOVESPA S.A.	863,998	6,358,690
JPMorgan Chase & Co.	232,592	10,192,182

		25,217,668

Diversified Telecommunication Services — 0.7%
Vimpel-Communications (ADR)*	242,850	4,541,295

Electrical Equipment — 2.5%
ABB, Ltd.*	488,378	9,773,668
Gamesa Corporacion Tecnologica S.A.	265,638	5,956,496

		15,730,164

Electronic Equipment, Instruments & Components — 1.3%
Samsung Electro-Mechanics Co., Ltd.	96,167	8,252,698

Energy Equipment & Services — 1.1%
FMC Technologies, Inc.*(a)	134,033	7,001,884

Food & Staples Retailing — 0.6%
BIM Birlesik Magazalar A.S.	96,711	3,950,941

Hotels, Restaurants & Leisure — 0.8%
International Game Technology(a)	230,258	4,945,942

Household Durables — 0.7%
Desarrolladora Homex S.A. de C.V. (ADR)*	120,431	4,549,883

Industrial Conglomerates — 1.2%
Siemens AG	77,204	7,154,020

Internet & Catalog Retail — 3.7%
Amazon.com, Inc.*	87,591	8,177,496
B2W Companhia Global do Varejo	169,100	4,745,530
Priceline.com, Inc.*(a)	58,460	9,693,837

		22,616,863

Internet Software & Services — 5.0%
Baidu, Inc. (ADR)*	19,197	7,506,987
eBay, Inc.*	273,837	6,465,291
Google, Inc. - Class A*	18,129	8,989,265
Tencent Holdings, Ltd.	510,200	8,204,078

		31,165,621

IT Services — 0.9%
Visa, Inc. - Class A	78,376	5,416,565

Machinery — 0.8%
Volvo AB(a)	559,043	5,179,797

Metals & Mining — 2.6%
ArcelorMittal(a)	116,768	4,336,763

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Vale S.A. (ADR)(a)	204,076	$4,720,278
Xstrata Plc*	492,701	7,265,377

		16,322,418

Multiline Retail — 1.0%
Lojas Renner S.A.	343,300	6,008,790

Oil, Gas & Consumable Fuels — 2.1%
BG Group Plc	260,038	4,531,336
Southwestern Energy Co.*	201,220	8,588,070

		13,119,406

Personal Products — 1.4%
Natura Cosmeticos S.A.	471,400	8,487,352

Professional Services — 0.9%
Randstad Holding N.V.*	126,591	5,478,682

Road & Rail — 1.1%
Union Pacific Corp.	118,935	6,939,857

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom Corp. - Class A*	164,730	5,055,564
Marvell Technology Group, Ltd.*	374,678	6,066,037
MediaTek, Inc.	269,754	4,499,764
Samsung Electronics Co., Ltd.	9,545	6,581,033

		22,202,398

Specialty Retail — 3.5%
Guess?, Inc.	150,767	5,584,410
Industria de Diseno Textil S.A.	104,982	6,027,285
Tiffany & Co.(a)	128,997	4,970,255
Urban Outfitters, Inc.*	172,283	5,197,778

		21,779,728

Wireless Telecommunication Services — 0.6%
Vodafone Group Plc (ADR)(a)	165,351	3,720,398

Total Common Stocks (Cost $296,917,945)		372,105,992

Preferred Stocks — 0.1%
Diversified Financial Services — 0.1%
Preferred Blocker, Inc. 7.000% (144A)(c)	906	526,867

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp.*	52,166	96,638
Federal National Mortgage Assoc.*	71,600	115,276

		211,914

Total Preferred Stocks (Cost $3,021,703)		738,781

Convertible Preferred Stocks — 0.3%
Consumer Finance — 0.0%
SLM Corp. 6.000%, due 12/15/43	6,350	90,106

Diversified Telecommunication Services — 0.3%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17	2,063	1,578,195

Total Convertible Preferred Stocks (Cost $1,600,636)		1,668,301

Warrant — 0.0%
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, expires 08/16/10 * (Cost — $0)	12,179	0

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 9.2%
Mutual Funds — 6.9%
State Street Navigator Securities Lending Trust Prime Portfolio(e)	42,991,053	$42,991,053

Repurchase Agreement — 2.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $14,000,004 on 10/01/09 collateralized by $13,750,000 FHLB at 4.375% due 09/17/10 with a value of $14,280,750.	$14,000,000	14,000,000

Total Short-Term Investments (Cost $56,991,053)		56,991,053

TOTAL INVESTMENTS — 105.8% (Cost $575,936,421#)		654,486,938

Other Assets and Liabilities (net) — (5.8)%		(35,822,673)

NET ASSETS — 100.0%		$618,664,265

Portfolio Footnotes:

*	Non-income producing security
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $97,094,326 and $18,543,809 respectively, resulting in a net unrealized appreciation of $78,550,517.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $41,720,524 and the collateral received consisted of cash in the amount of $42,991,053. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $37,803,249 of net assets.
(d)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $1,075,900 of net assets.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Par shown in Australian Dollar. Value is shown in USD.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Par shown in Euro Currency. Value is shown in USD.
(j)	Par shown in Indonesian Rupiah. Value is shown in USD.
(k)	Par shown in Japanese Yen. Value is shown in USD.
(l)	Par shown in Mexican Peso. Value is shown in USD.
(m)	Par shown in Norwegian Krone. Value is shown in USD.
(n)	Par shown in Pound Sterling. Value is shown in USD.
(o)	Par shown in Singapore Dollar. Value is shown in USD.
(p)	Par shown in South Korean Won. Value is shown in USD.
(q)	Par shown in Swedish Krona. Value is shown in USD.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Municipals
Virginia	$—	$974,978	$—	$974,978
Asset-Backed Securities	—	1,842,368	—	1,842,368
Domestic Bonds & Debt Securities
Aerospace & Defense	—	1,042,419	—	1,042,419
Agriculture	—	1,305,973	—	1,305,973
Airlines	—	3,040,614	—	3,040,614
Auto Components	—	1,074,500	—	1,074,500
Automobiles	—	5,208,250	—	5,208,250
Beverages	—	1,066,756	—	1,066,756
Building Products	—	2,675,648	—	2,675,648
Capital Markets	—	16,101,281	—	16,101,281
Chemicals	—	1,997,173	—	1,997,173
Commercial & Professional Services	—	885,250	—	885,250
Commercial Banks	—	8,431,467	—	8,431,467
Communications Equipment	—	644,651	—	644,651
Consumer Finance	—	15,965,522	—	15,965,522
Containers & Packaging	—	582,214	—	582,214
Distributors	—	1,376,550	—	1,376,550
Diversified Financial Services	—	12,970,495	—	12,970,495
Diversified Telecommunication Services	—	14,942,656	—	14,942,656
Electric Utilities	—	7,996,556	—	7,996,556
Energy	—	1,881,421	—	1,881,421
Food Products	—	4,731,550	—	4,731,550
Gas Utilities	—	1,276,367	—	1,276,367
Health Care Providers & Services	—	14,713,827	—	14,713,827
Homebuilders	—	422,000	—	422,000
Household Durables	—	10,131,500	—	10,131,500
Industrial Conglomerates	—	6,117,503	—	6,117,503
Insurance	—	198,085	—	198,085
Machinery	—	450,862	—	450,862
Media	—	3,040,518	—	3,040,518
Metals & Mining	—	4,912,821	—	4,912,821
Multiline Retail	—	3,243,650	—	3,243,650
Office Electronics	—	5,599,405	—	5,599,405
Oil & Gas Exploration & Production	—	1,147,000	—	1,147,000
Oil, Gas & Consumable Fuels	—	7,682,312	—	7,682,312
Paper & Forest Products	—	6,937,741	—	6,937,741
Pharmaceuticals	—	197,420	—	197,420
Real Estate	—	1,274,510	—	1,274,510
Real Estate Investment Trusts (REITs)	—	2,946,850	—	2,946,850
Road & Rail	—	1,149,905	—	1,149,905
Semiconductors & Semiconductor Equipment	—	105,394	—	105,394
Specialty Retail	—	10,830,066	—	10,830,066
Tobacco	—	1,468,923	—	1,468,923
Water Utilities	—	828,787	—	828,787
Wireless Telecommunication Services	—	4,383,474	—	4,383,474

Total Domestic Bonds & Debt Securities	—	192,979,866	—	192,979,866

U.S. Government & Agency Obligation	—	3,489,632	—	3,489,632
Foreign Bonds & Debt Securities
Australia	—	586,189	—	586,189
Brazil	—	518,625	—	518,625
Canada	—	792,645	—	792,645
Japan	—	761,444	—	761,444

Norway	—	2,022,781	—	2,022,781
Singapore	—	2,492,396	—	2,492,396
South Africa	—	1,911,653	—	1,911,653
Sweden	—	1,562,964	—	1,562,964
United Kingdom	—	382,141	—	382,141

Total Foreign Bonds & Debt Securities	—	11,030,838	—	11,030,838

Foreign Bonds & Debt Securites - Emerging Markets
Sovereign	—	6,812,229	—	6,812,229

Total Foreign Bonds & Debt Securites - Emerging Markets	—	6,812,229	—	6,812,229

Convertible Bonds
Diversified Telecommunication Services	—	1,304,125	—	1,304,125
Real Estate Investment Trusts (REITs)	—	580,750	—	580,750
Semiconductors & Semiconductor Equipment	—	3,616,525	—	3,616,525
Wireless Telecommunication Services	—	351,500	—	351,500

Total Convertible Bonds	—	5,852,900	—	5,852,900

Common Stocks
Aerospace & Defense	4,681,554	—	—	4,681,554
Auto Components	—	4,710,916	—	4,710,916
Automobiles	—	11,410,654	—	11,410,654
Biotechnology	9,866,092	—	—	9,866,092
Capital Markets	10,978,227	7,033,362	—	18,011,589
Chemicals	3,573,078	—	—	3,573,078
Commercial Banks	10,341,271	23,496,226	—	33,837,497
Communications Equipment	14,795,128	—	—	14,795,128
Computers & Peripherals	21,437,114	—	—	21,437,114
Diversified Financial Services	25,217,668	—	—	25,217,668
Diversified Telecommunication Services	4,541,295	—	—	4,541,295
Electrical Equipment	—	15,730,164	—	15,730,164
Electronic Equipment, Instruments & Components	—	8,252,698	—	8,252,698
Energy Equipment & Services	7,001,884	—	—	7,001,884
Food & Staples Retailing	—	3,950,941	—	3,950,941
Hotels, Restaurants & Leisure	4,945,942	—	—	4,945,942
Household Durables	4,549,883	—	—	4,549,883
Industrial Conglomerates	—	7,154,020	—	7,154,020
Internet & Catalog Retail	22,616,863	—	—	22,616,863
Internet Software & Services	22,961,543	8,204,078	—	31,165,621
IT Services	5,416,565	—	—	5,416,565
Machinery	—	5,179,797	—	5,179,797
Metals & Mining	9,057,041	7,265,377	—	16,322,418
Multiline Retail	6,008,790	—	—	6,008,790
Oil, Gas & Consumable Fuels	8,588,070	4,531,336	—	13,119,406
Personal Products	8,487,352	—	—	8,487,352
Professional Services	—	5,478,682	—	5,478,682
Road & Rail	6,939,857	—	—	6,939,857
Semiconductors & Semiconductor Equipment	11,121,601	11,080,797	—	22,202,398
Specialty Retail	15,752,443	6,027,285	—	21,779,728
Wireless Telecommunication Services	3,720,398	—	—	3,720,398

Total Common Stocks	242,599,659	129,506,333	—	372,105,992

Preferred Stocks
Diversified Financial Services	526,867	—	—	526,867
Thrifts & Mortgage Finance	115,276	96,638	—	211,914

Total Preferred Stocks	642,143	96,638	—	738,781

Convertible Preferred Stocks
Consumer Finance	90,106	—	—	90,106
Diversified Telecommunication Services	1,578,195	—	—	1,578,195

Total Convertible Preferred Stocks	1,668,301	—	—	1,668,301

Warrant
Pharmaceuticals	—	—	—	—
Short-Term Investments
Mutual Funds	42,991,053	—	—	42,991,053
Repurchase Agreement	—	14,000,000	—	14,000,000

Total Short-Term Investments	42,991,053	14,000,000	—	56,991,053

TOTAL INVESTMENTS	$287,901,156	$366,585,782	$—	$654,486,938

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Discounts	Change in Unrealized Appreciation	Net Transfers out of Level 3	Balance as of September 30, 2009
Domestic Bonds & Debt
Metals & Mining	$405,900	$962	$577,138	$(984,000)	$—

Total	$405,900	$962	$577,138	$(984,000)	$—

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Domestic Bonds & Debt Securities — 82.7%
Aerospace & Defense — 1.9%
DigitalGlobe, Inc. 10.500%, due 05/01/14(144A)(a)	$3,250,000	$3,461,250
Esterline Technologies Corp.
7.750%, due 06/15/13	3,000,000	2,985,000
6.625%, due 03/01/17	2,275,000	2,195,375
GeoEye, Inc. 9.625%, due 10/01/15(144A)(a)	3,500,000	3,561,250
Honeywell International, Inc. 5.300%, due 03/01/18(b)	5,640,000	6,081,544
L-3 Communications Corp.
6.125%, due 01/15/14	5,000,000	5,062,500
6.375%, due 10/15/15	4,050,000	4,110,750
Spirit Aerosystems, Inc. 7.500%, due 10/01/17(144A)(a)	750,000	750,000
Vought Aircraft Industries, Inc. 8.000%, due 07/15/11	3,950,000	3,930,250

		32,137,919

Agriculture — 0.1%
Bunge NA Finance LP 5.900%, due 04/01/17	1,375,000	1,361,440

Airlines — 0.1%
Delta Air Lines, Inc. 9.500%, due 09/15/14(144A)(a)	1,000,000	1,020,000

Auto Components — 0.8%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14(c)	5,000,000	775,000
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16	1,775,000	1,934,750
Stanadyne Corp., Series 1 10.000%, due 08/15/14	2,075,000	1,753,375
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15(d)	2,750,000	1,663,750
Tenneco Automotive, Inc. 8.625%, due 11/15/14	3,375,000	3,180,938
TRW Automotive, Inc. 7.250%, due 03/15/17(144A)(a)	5,000,000	4,425,000

		13,732,813

Automobiles — 0.2%
Ford Motor Co.
9.500%, due 09/15/11	500,000	507,500
7.450%, due 07/16/31	3,925,000	3,198,875

		3,706,375

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19(144A)(a)	2,000,000	2,370,568
Constellation Brands, Inc. 7.250%, due 05/15/17	5,000,000	5,000,000

		7,370,568

Building Products — 0.1%
Owens Corning, Inc. 9.000%, due 06/15/19	1,625,000	1,748,117
William Lyon Homes, Inc. 10.750%, due 04/01/13(b)	1,250,000	678,125

		2,426,242

Capital Markets — 0.3%
Raymond James Financial, Inc. 8.600%, due 08/15/19	4,075,000	4,507,504

Chemicals — 3.0%
Airgas, Inc.
6.250%, due 07/15/14	4,000,000	4,130,000
7.125%, due 10/01/18 (144A)(a)	1,600,000	1,654,000
Ashland, Inc. 9.125%, due 06/01/17(144A)(a)	2,400,000	2,574,000
Dow Chemical Co. (The) 8.550%, due 05/15/19	1,500,000	1,689,047
Equistar Chemicals LP 7.550%, due 02/15/26(c)	7,815,000	5,314,200
IMC Global, Inc. 7.300%, due 01/15/28	4,900,000	4,912,965
Ineos Group Holdings Plc 8.500%, due 02/15/16(144A)(a)	9,000,000	4,320,000
MacDermid, Inc. 9.500%, due 04/15/17(144A)(a)	4,000,000	3,700,000

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Mosaic Co. (The) 7.375%, due 12/01/14(144A)(a)	$1,850,000	$1,964,199
Nalco Co.
8.875%, due 11/15/13 (b)	4,650,000	4,801,125
8.250%, due 05/15/17 (144A)(a)	2,000,000	2,110,000
Potash Corp. of Saskatchewan, Inc. 4.875%, due 03/30/20(b)	2,050,000	2,051,818
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14(b)	4,500,000	4,500,000
Terra Capital, Inc. 7.000%, due 02/01/17	6,000,000	6,285,000

		50,006,354

Commercial & Professional Services — 2.6%
ACCO Brands Corp. 10.625%, due 03/15/15(144A)(a)	500,000	525,000
Aleris International, Inc. 10.000%, due 12/15/16(c)	4,330,000	4,763
Allied Waste North America, Inc. 7.250%, due 03/15/15	8,000,000	8,359,368
ARAMARK Corp. 3.983%, due 02/01/15(e)	5,825,000	5,082,312
Ashtead Capital, Inc. 9.000%, due 08/15/16(144A)(a)	3,000,000	2,895,000
Clean Harbors, Inc. 7.625%, due 08/15/16(144A)(a)	2,300,000	2,366,125
Corrections Corp. of America 7.750%, due 06/01/17	4,700,000	4,876,250
Deluxe Corp. 7.375%, due 06/01/15(b)	3,900,000	3,758,625
Hertz Corp. 8.875%, due 01/01/14	3,700,000	3,755,500
Iron Mountain, Inc. 7.750%, due 01/15/15	2,000,000	2,025,000
Rental Service Corp. 9.500%, due 12/01/14(b)	4,650,000	4,510,500
RSC Equipment Rental, Inc. 10.000%, due 07/15/17(144A)(a)	1,550,000	1,677,875
United Rentals North America, Inc. 10.875%, due 06/15/16(144A)(a)	4,000,000	4,300,000

		44,136,318

Commercial Banks — 0.6%
Royal Bank of Scotland Group Plc 5.000%, due 11/12/13	3,300,000	3,090,875
USB Capital IX 6.189%, due 10/29/49(e)	805,000	625,888
Wachovia Capital Trust III 5.800%, due 03/29/49(e)	3,143,000	2,215,815
Zions Bancorporation
5.650%, due 05/15/14 (b)	300,000	230,387
7.750%, due 09/23/14 (b)	5,000,000	4,479,440

		10,642,405

Communications Equipment — 0.2%
MasTec, Inc. 7.625%, due 02/01/17	3,000,000	2,835,000

Computers & Peripherals — 0.7%
SunGard Data Systems, Inc.
9.125%, due 08/15/13	4,625,000	4,694,375
10.250%, due 08/15/15 (b)	6,850,000	7,021,250

		11,715,625

Consumer Finance — 2.5%
American Express Bank FSB S.A. 5.500%, due 04/16/13	3,000,000	3,168,774
American Express Credit Corp. 7.300%, due 08/20/13	3,000,000	3,329,805
Ford Motor Credit Co. LLC
7.375%, due 10/28/09	4,000,000	4,001,104
7.250%, due 10/25/11	14,000,000	13,603,268
9.750%, due 09/15/10	3,000,000	3,066,351
8.000%, due 06/01/14 (b)	3,000,000	2,885,724
General Motor Acceptance Corp. 7.250%, due 03/02/11(144A)(a)	12,000,000	11,670,000

		41,725,026

Containers & Packaging — 2.9%
Ball Corp.
6.625%, due 03/15/18	5,000,000	4,837,500
7.375%, due 09/01/19 (b)	2,000,000	2,040,000
Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 05/15/17(144A)(a)	1,125,000	1,147,500

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Crown Cork & Seal, Inc. 7.375%, due 12/15/26(b)	$12,250,000	$10,871,875
Graphic Packaging International, Inc.
9.500%, due 08/15/13 (b)	8,750,000	9,056,250
9.500%, due 06/15/17 (144A)(a)	475,000	507,062
Jefferson Smurfit Corp.
8.250%, due 10/01/12 (c)	1,750,000	1,255,625
7.500%, due 06/01/13 (c)	4,000,000	2,855,000
Owens-Brockway Glass Container, Inc.
6.750%, due 12/01/14	1,800,000	1,791,000
7.375%, due 05/15/16	2,000,000	2,040,000
Sealed Air Corp. 7.875%, due 06/15/17(144A)(a)	2,500,000	2,640,035
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17(b)(c)	5,000,000	3,575,000
Solo Cup Co.
8.500%, due 02/15/14	1,450,000	1,392,000
10.500%, due 11/01/13 (144A)(a)	1,500,000	1,597,500
Vitro S.A.B. de C.V. 9.125%, due 02/01/17(b)(c)	5,500,000	2,653,750

		48,260,097

Diversified Financial Services — 2.4%
Bank of America Corp. 5.750%, due 12/01/17	3,500,000	3,499,247
CIT Group, Inc. 5.200%, due 11/03/10(b)	3,625,000	2,486,667
General Electric Capital Corp. 4.800%, due 05/01/13	4,000,000	4,155,740
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14	6,175,000	6,236,750
International Lease Finance Corp. 6.375%, due 03/25/13	2,283,000	1,832,210
JPMorgan Chase & Co.
6.000%, due 01/15/18	5,000,000	5,375,425
Series 1 7.900%, due 12/31/49(e)	2,650,000	2,552,207
Lazard Group LLC 7.125%, due 05/15/15	4,300,000	4,347,872
Morgan Stanley 6.000%, due 04/28/15	4,000,000	4,240,888
Nuveen Investments, Inc. 10.500%, due 11/15/15(144A)(a)	2,150,000	1,870,500
Sensus Metering Systems, Inc. 8.625%, due 12/15/13	4,000,000	3,980,000
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11(c)	6,000,000	22,500
ZFS Finance USA Trust V 6.500%, due 05/09/37(144A)(a)(e)	630,000	522,900

		41,122,906

Diversified Telecommunication Services — 4.9%
CenturyTel, Inc., Series Q 6.150%, due 09/15/19	3,625,000	3,636,635
Ceridian Corp. 11.250%, due 11/15/15	3,825,000	3,447,281
Cincinnati Bell, Inc.
8.375%, due 01/15/14 (b)	12,000,000	12,120,000
7.000%, due 02/15/15	800,000	780,000
Global Crossing, Ltd. 12.000%, due 09/15/15(144A)(a)	1,050,000	1,107,750
NII Capital Corp. 10.000%, due 08/15/16(144A)(a)	2,500,000	2,612,500
Nordic Telephone Holdings Co. 8.875%, due 05/01/16(144A)(a)	10,000,000	10,400,000
Qwest Capital Funding, Inc. 7.900%, due 08/15/10(b)	5,000,000	5,087,500
Qwest Communications International, Inc.
7.250%, due 02/15/11	8,750,000	8,914,062
8.000%, due 10/01/15 (144A)(a)	1,900,000	1,907,125
Qwest Corp. 7.625%, due 06/15/15	2,000,000	2,035,000
Sprint Capital Corp. 6.900%, due 05/01/19	8,475,000	7,627,500
Syniverse Technologies, Inc. 7.750%, due 08/15/13	6,850,000	6,379,063
Valor Telecommunications Enterprises Finance Corp. 7.750%, due 02/15/15	2,325,000	2,384,878
Virgin Media Finance Plc 9.500%, due 08/15/16	2,600,000	2,752,750
Wind Acquisition Finance S.A. 11.750%, due 07/15/17(144A)(a)	4,225,000	4,784,813
Windstream Corp. 7.000%, due 03/15/19	7,425,000	6,979,500

		82,956,357

Electric Utilities — 4.6%
Central Illinois Light Co. 8.875%, due 12/15/13(b)	4,550,000	5,200,841

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Commonwealth Edison Co. 5.800%, due 03/15/18	$7,000,000	$7,574,987
Edison Mission Energy
7.750%, due 06/15/16	12,350,000	10,868,000
7.000%, due 05/15/17 (b)	11,275,000	9,471,000
Electricite de France (EDF) 6.500%, due 01/26/19(144A)(a)	2,400,000	2,754,864
Mirant Americas Generation LLC 9.125%, due 05/01/31	9,000,000	7,560,000
Nevada Power Co. 5.875%, due 01/15/15	3,500,000	3,732,887
Nisource Finance Corp. 6.150%, due 03/01/13(b)	2,180,000	2,284,581
Northeast Utilities 5.650%, due 06/01/13	6,000,000	6,200,184
Northern States Power/Minnesota 5.250%, due 03/01/18	7,000,000	7,523,943
Peco Energy Co. 5.350%, due 03/01/18	3,125,000	3,335,203
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15(b)	16,000,000	11,600,000

		78,106,490

Electrical Equipment — 1.7%
Baldor Electric Co. 8.625%, due 02/15/17(b)	9,875,000	10,072,500
Belden, Inc.
7.000%, due 03/15/17	3,000,000	2,868,750
9.250%, due 06/15/19 (144A)(a)	1,750,000	1,828,750
Emerson Electric Co. 5.250%, due 10/15/18	3,500,000	3,805,242
General Cable Corp. 7.125%, due 04/01/17(b)	4,000,000	3,940,000
Roper Industries, Inc.
6.625%, due 08/15/13	3,200,000	3,449,651
6.250%, due 09/01/19	2,175,000	2,261,955

		28,226,848

Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. 5.500%, due 09/14/15	3,000,000	3,089,796
NXP B.V./NXP Funding LLC 3.259%, due 10/15/13(b)(e)	1,825,000	1,325,406

		4,415,202

Energy Equipment & Services — 2.4%
Cameron International Corp. 6.375%, due 07/15/18	1,920,000	2,037,590
Complete Production Services, Inc. 8.000%, due 12/15/16	6,900,000	6,313,500
Dresser-Rand Group, Inc. 7.375%, due 11/01/14	4,750,000	4,678,750
E.ON International Finance BV 5.800%, due 04/30/18(144A)(a)	5,000,000	5,389,955
Hornbeck Offshore Services, Inc.
6.125%, due 12/01/14	2,920,000	2,722,900
8.000%, due 09/01/17 (144A)(a)	4,000,000	4,000,000
Key Energy Services, Inc. 8.375%, due 12/01/14	3,525,000	3,366,375
National Oilwell Varco, Inc. 6.125%, due 08/15/15	5,500,000	5,607,074
Pride International, Inc. 7.375%, due 07/15/14(b)	2,000,000	2,060,000
SEACOR Holdings, Inc. 7.375%, due 10/01/19	4,150,000	4,175,921

		40,352,065

Entertainment & Leisure — 0.6%
Downstream Development Authority 12.000%, due 10/15/15(144A)(a)	2,325,000	1,813,500
Peninsula Gaming LLC 8.375%, due 08/15/15(144A)(a)	975,000	979,875
Shingle Springs Tribal Gaming Authority 9.375% due 06/15/15(144A)(a)	1,000,000	725,000
WMG Acquisition Corp. 9.500%, due 06/15/16(144A)(a)	6,000,000	6,382,500

		9,900,875

Food & Staples Retailing — 1.4%
Denny’s Holdings, Inc. 10.000%, due 10/01/12(b)	4,850,000	4,922,750
Duane Reade, Inc. 11.750%, due 08/01/15(144A)(a)	2,675,000	2,828,812
Ingles Markets, Inc. 8.875%, due 05/15/17	4,000,000	4,120,000
Rite Aid Corp. 9.375%, due 12/15/15(b)	6,000,000	4,905,000
Supervalu, Inc. 7.500%, due 11/15/14	7,500,000	7,575,000

		24,351,562

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Food Products — 1.7%
Del Monte Foods Co. 7.500%, due 10/15/19(144A)(a)	$1,350,000	$1,370,250
Dole Food Co., Inc. 8.750%, due 07/15/13(b)	7,975,000	7,994,938
General Mills, Inc. 5.200%, due 03/17/15	6,500,000	7,035,925
H.J. Heinz Co. 5.350%, due 07/15/13	3,000,000	3,224,169
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625%, due 04/01/17	1,225,000	1,257,156
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12(b)	7,675,000	7,751,750

		28,634,188

Gas Utilities — 1.1%
Ferrellgas LP 6.750%, due 05/01/14	5,500,000	5,259,375
Ferrellgas Partners LP 8.750%, due 06/15/12	4,000,000	4,060,000
National Fuel Gas Co.
6.500%, due 04/15/18	7,200,000	7,667,100
8.750%, due 05/01/19	1,750,000	2,091,485

		19,077,960

Health Care Equipment & Supplies — 1.0%
Bausch & Lomb, Inc. 9.875%, due 11/01/15(b)	5,500,000	5,788,750
Biomet, Inc. 10.000%, due 10/15/17	6,500,000	6,955,000
VWR Funding, Inc. 10.250%, due 07/15/15(f)	4,000,000	3,670,000

		16,413,750

Health Care Providers & Services — 4.9%
Alliance Healthcare Services, Inc. 7.250%, due 12/15/12(b)	2,975,000	2,885,750
Apria Healthcare Group, Inc. 11.250%, due 11/01/14(144A)(a)	1,350,000	1,458,000
Centene Corp. 7.250%, due 04/01/14	4,825,000	4,728,500
Community Health Systems, Inc. 8.875%, due 07/15/15	9,950,000	10,223,625
DaVita, Inc. 7.250%, due 03/15/15	7,500,000	7,462,500
Express Scripts, Inc. 6.250%, due 06/15/14	2,150,000	2,365,150
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14	2,950,000	3,141,750
HCA, Inc.
6.375%, due 01/15/15	5,000,000	4,475,000
9.125%, due 11/15/14	10,000,000	10,350,000
9.875%, due 02/15/17 (144A)(a)	1,175,000	1,251,375
7.875%, due 02/15/20 (144A)(a)	2,100,000	2,113,125
National Mentor Holdings, Inc. 11.250%, due 07/01/14	935,000	895,263
Select Medical Corp. 7.625%, due 02/01/15	4,850,000	4,565,062
Sun Healthcare Group, Inc. 9.125%, due 04/15/15(b)	7,450,000	7,450,000
Tenet Healthcare Corp.
9.250%, due 02/01/15 (b)	2,500,000	2,621,875
8.875%, due 07/01/19 (144A)(a)	1,250,000	1,331,250
United Surgical Partners International, Inc. 8.875%, due 05/01/17(b)	5,000,000	4,937,500
UnitedHealth Group, Inc. 4.875%, due 04/01/13	3,000,000	3,119,610
Vanguard Health Holding Co. II 9.000%, due 10/01/14	7,975,000	8,174,375

		83,549,710

Hotels, Restaurants & Leisure — 5.0%
AMC Entertainment, Inc. 8.000%, due 03/01/14	2,375,000	2,303,750
Ameristar Casinos, Inc. 9.250%, due 06/01/14(144A)(a)	1,925,000	2,006,812
Boyd Gaming Corp. 7.125%, due 02/01/16(b)	4,500,000	3,982,500
Gaylord Entertainment Co.
8.000%, due 11/15/13	9,275,000	9,553,250
6.750%, due 11/15/14	2,400,000	2,232,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15(144A)(a)	4,600,000	4,393,000
Harrah’s Operating Co., Inc. 11.250%, due 06/01/17(144A)(a)	4,700,000	4,770,500
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250%, due 06/01/17(144A)(a)	925,000	955,063
Hyatt Hotels Corp. 5.750%, due 08/15/15(144A)(a)	2,000,000	2,041,720
International Game Technology 7.500%, due 06/15/19(b)	1,500,000	1,665,137

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Isle of Capri Casinos, Inc. 7.000%, due 03/01/14(b)	$7,000,000	$6,265,000
Las Vegas Sands Corp. 6.375%, due 02/15/15(b)	4,575,000	4,117,500
Mandalay Resort Group 9.375%, due 02/15/10	1,500,000	1,500,000
McDonald’s Corp. 5.000%, due 02/01/19(b)	4,100,000	4,371,809
MGM MIRAGE, Inc. 6.750%, due 09/01/12(b)	2,425,000	2,043,062
River Rock Entertainment Authority 9.750%, due 11/01/11	4,850,000	4,486,250
Scientific Games Corp. 6.250%, due 12/15/12	2,500,000	2,437,500
Scientific Games International, Inc. 9.250%, due 06/15/19(144A)(a)	1,550,000	1,619,750
Seneca Gaming Corp. 7.250%, due 05/01/12	3,500,000	3,255,000
Snoqualmie Entertainment Authority 9.125%, due 02/01/15(144A)(a)	6,175,000	3,303,625
Speedway Motorsports, Inc. 8.750%, due 06/01/16(144A)(a)	3,500,000	3,657,500
Starwood Hotels & Resorts Worldwide, Inc.
6.250%, due 02/15/13 (b)	1,225,000	1,212,750
6.750%, due 05/15/18 (b)	500,000	474,375
Station Casinos, Inc. 6.500%, due 02/01/14(c)	4,500,000	180,000
Turning Stone Casino Resort Enterprise 9.125%, due 12/15/10 - 09/15/14(144A)(a)	7,350,000	7,231,000
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16(144A)(a)	4,000,000	4,280,000

		84,338,853

Household Durables — 1.1%
Beazer Homes USA, Inc.
8.625%, due 05/15/11	675,000	637,875
8.375%, due 04/15/12	375,000	330,000
K. Hovnanian Enterprises, Inc. 11.500%, due 05/01/13(b)	2,075,000	2,199,500
KB Home 9.100%, due 09/15/17	4,125,000	4,455,000
Lennar Corp. 12.250%, due 06/01/17(b)	3,600,000	4,410,000
Newell Rubbermaid, Inc. 10.600%, due 04/15/19	2,025,000	2,503,801
Whirlpool Corp. 8.600%, due 05/01/14	3,177,000	3,557,262

		18,093,438

Independent Power Producers & Energy Traders — 2.2%
AES Corp. (The) 8.000%, due 10/15/17	7,000,000	7,078,750
Mirant North America LLC 7.375%, due 12/31/13	5,000,000	5,000,000
NRG Energy, Inc.
7.250%, due 02/01/14	6,900,000	6,796,500
7.375%, due 01/15/17	4,150,000	4,025,500
PPL Energy Supply LLC 6.400%, due 11/01/11	2,000,000	2,144,550
PSE&G Power LLC 5.320%, due 09/15/16(144A)(a)	6,352,000	6,521,529
RRI Energy, Inc.
6.750%, due 12/15/14 (b)	1,571,000	1,622,057
7.875%, due 06/15/17 (b)	3,550,000	3,496,750

		36,685,636

Insurance — 1.0%
American International Group, Inc. 8.250%, due 08/15/18	3,050,000	2,595,818
AXA S.A. 6.379%, due 12/14/49(144A)(a)(e)	2,325,000	1,883,250
HUB International Holdings, Inc. 9.000%, due 12/15/14(144A)(a)	3,200,000	3,104,000
Liberty Mutual Group, Inc. 10.750%, due 06/15/58(144A)(a)(e)	3,150,000	3,039,750
USI Holdings Corp. 4.315%, due 11/15/14(144A)(a)(e)	3,950,000	3,303,188
Willis North America, Inc. 7.000%, due 09/29/19	2,425,000	2,497,893

		16,423,899

Internet & Catalog Retail — 0.3%
Brookstone Co., Inc. 12.000%, due 10/15/12	3,950,000	1,797,250
Expedia, Inc. 8.500%, due 07/01/16(144A)(a)	3,125,000	3,312,500

		5,109,750

IT Services — 0.0%
Unisys Corp. 14.250%, due 09/15/15(144A)(a)	481,000	497,835

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Leisure Equipment & Products — 0.2%
Mattel, Inc. 5.625%, due 03/15/13	$4,000,000	$4,196,156

Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc.
6.125%, due 12/15/14	7,700,000	7,526,750
8.000%, due 09/15/16 (144A)(a)	2,000,000	2,080,000

		9,606,750

Machinery — 0.9%
Actuant Corp. 6.875%, due 06/15/17	3,475,000	3,249,125
Gardner Denver, Inc. 8.000%, due 05/01/13	4,400,000	4,246,000
Mueller Water Products, Inc. 7.375%, due 06/01/17	5,550,000	4,863,187
Timken Co. (The) 6.000%, due 09/15/14	2,650,000	2,755,905

		15,114,217

Manufacturing — 0.8%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	1,500,000	1,774,110
Park - Ohio Industries, Inc. 8.375%, due 11/15/14	3,925,000	3,041,875
RBS Global, Inc./Rexnord Corp.
9.500%, due 08/01/14	9,100,000	8,872,500
11.750%, due 08/01/16	300,000	273,000
8.875%, due 09/01/16	100,000	81,750

		14,043,235

Media — 4.2%
Affinion Group, Inc.
11.500%, due 10/15/15	4,300,000	4,439,750
10.125%, due 10/15/13 (144A)(a)	1,225,000	1,274,000
Allbritton Communications Co. 7.750%, due 12/15/12	8,000,000	7,560,000
CBS Corp. 8.875%, due 05/15/19	1,700,000	1,878,075
CCH I Holdings LLC 11.750%, due 05/15/14(c)	7,800,000	117,000
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15(c)	12,600,000	2,394,000
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10(b)(c)	2,540,000	2,870,200
Cinemark USA, Inc. 8.625%, due 06/15/19(144A)(a)	2,475,000	2,570,906
DirecTV Holdings LLC/DirecTV Financing Co. 6.375%, due 06/15/15	8,900,000	9,055,750
Discovery Communications LLC 5.625%, due 08/15/19(b)	2,325,000	2,390,404
EchoStar DBS Corp. 7.125%, due 02/01/16	6,000,000	5,985,000
Fox Acquisition Subordinated LLC 13.375%, due 07/15/16(144A)(a)	1,075,000	688,000
Grupo Televisa S.A. 6.000%, due 05/15/18	1,050,000	1,060,142
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	5,500,000	5,231,875
10.000%, due 07/15/17 (144A)(a)	1,400,000	1,519,000
Ion Media Networks, Inc. 8.381%, due 01/15/13(144A)(a)(c)(e)	2,212,707	33,191
LIN Television Corp. 6.500%, due 05/15/13(b)	5,000,000	4,550,000
Mediacom Broadband LLC 8.500%, due 10/15/15(b)	3,275,000	3,324,125
Mediacom LLC/Mediacom Capital Corp. 9.125%, due 08/15/19(144A)(a)	6,350,000	6,556,375
Nielsen Finance LLC/Nielsen Finance Co. 11.500%, due 05/01/16	625,000	659,375
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12	932,000	827,150
Time Warner Cable, Inc. 7.500%, due 04/01/14(b)	1,000,000	1,148,039
Umbrella Acquisition, Inc. 9.750%, due 03/15/15(144A)(a)(b)(f)	4,552,062	3,527,848
Warner Music Group 7.375%, due 04/15/14	2,000,000	1,925,000

		71,585,205

Metals & Mining — 3.1%
Algoma Acquisition Corp. 9.875%, due 06/15/15(144A)(a)	4,680,000	3,954,600
Allegheny Ludlum Corp. 6.950%, due 12/15/25	3,700,000	3,342,365
Anglo American Capital Plc 9.375%, due 04/08/14(144A)(a)	2,000,000	2,332,184
Arch Coal, Inc. 8.750%, due 08/01/16(144A)(a)	1,300,000	1,345,500
Barrick Gold Corp. 6.950%, due 04/01/19	1,500,000	1,759,242

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	$5,000,000	$4,993,750
Freeport McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15	3,500,000	3,727,231
8.375%, due 04/01/17	9,300,000	9,906,667
Noranda Aluminium Acquisition Corp. 5.413%, due 05/15/15(e)(f)	6,738,712	4,784,486
Peabody Energy Corp.
5.875%, due 04/15/16 (b)	4,500,000	4,308,750
7.375%, due 11/01/16 (b)	3,500,000	3,552,500
Teck Resources, Ltd.
9.750%, due 05/15/14	2,275,000	2,513,875
10.750%, due 05/15/19	4,375,000	5,107,812

		51,628,962

Multi-Utilities — 0.2%
Avista Corp. 5.125%, due 04/01/22	1,775,000	1,814,632
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%, due 09/15/15	1,000,000	1,018,638

		2,833,270

Multiline Retail — 1.0%
JC Penney Corp., Inc.
7.950%, due 04/01/17	3,250,000	3,380,000
7.125%, due 11/15/23	400,000	370,000
Macy’s Retail Holdings, Inc.
8.875%, due 07/15/15	2,500,000	2,620,500
5.900%, due 12/01/16	5,000,000	4,605,960
6.375%, due 03/15/37	1,250,000	991,055
Nordstrom, Inc. 6.250%, due 01/15/18	3,500,000	3,633,438
QVC, Inc. 7.500%, due 10/01/19(144A)(a)	700,000	704,375

		16,305,328

Oil, Gas & Consumable Fuels — 9.2%
Chesapeake Energy Corp.
6.250%, due 01/15/18	5,750,000	5,175,000
7.250%, due 12/15/18	7,900,000	7,505,000
Cimarex Energy Co. 7.125%, due 05/01/17	7,950,000	7,433,250
Colorado Interstate Gas Co. 6.800%, due 11/15/15	2,107,000	2,353,616
Concho Resources, Inc. 8.625%, due 10/01/17	1,150,000	1,184,500
Continental Resources, Inc. 8.250%, due 10/01/19(144A)(a)	1,400,000	1,445,500
Dynegy Holdings, Inc.
6.875%, due 04/01/11 (b)	2,375,000	2,422,500
8.375%, due 05/01/16 (b)	9,500,000	8,930,000
7.750%, due 06/01/19 (b)	3,925,000	3,365,687
El Paso Corp.
7.000%, due 06/15/17	7,000,000	6,895,000
12.000%, due 12/12/13 (b)	1,600,000	1,832,000
7.250%, due 06/01/18	1,600,000	1,581,741
El Paso Natural Gas Co. 5.950%, due 04/15/17	4,000,000	4,152,288
Forest Oil Corp.
8.500%, due 02/15/14 (144A)(a)	2,575,000	2,607,187
7.250%, due 06/15/19	7,500,000	7,050,000
KCS Energy, Inc. 7.125%, due 04/01/12	5,000,000	4,975,000
Kerr-McGee Corp. 6.950%, due 07/01/24	6,850,000	7,351,119
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.875%, due 11/01/14	5,000,000	4,725,000
8.750%, due 04/15/18	4,400,000	4,400,000
Nabors Industries, Inc. 6.150%, due 02/15/18	4,000,000	4,016,472
Newfield Exploration Co. 7.125%, due 05/15/18	4,800,000	4,812,000
Northwest Pipeline Corp.
7.000%, due 06/15/16	2,500,000	2,847,990

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

6.050%, due 06/15/18	$900,000	$970,240
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18(b)	1,850,000	2,062,004
Petrobras International Finance Co. 5.875%, due 03/01/18(b)	5,000,000	5,211,170
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28	1,510,000	1,318,112
Questar Market Resources, Inc. 6.800%, due 03/01/20	1,450,000	1,495,123
Quicksilver Resources, Inc.
7.125%, due 04/01/16 (b)	2,400,000	2,094,000
8.250%, due 08/01/15 (b)	6,700,000	6,566,000
Range Resources Corp.
7.375%, due 07/15/13	2,575,000	2,607,188
7.250%, due 05/01/18	800,000	788,000
8.000%, due 05/15/19 (b)	1,775,000	1,828,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14(144A)(a)	1,500,000	1,599,935
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	3,500,000	3,940,384
Tesoro Corp.
6.250%, due 11/01/12	5,750,000	5,663,750
9.750%, due 06/01/19	2,000,000	2,090,000
Williams Cos., Inc. (The) 7.875%, due 09/01/21	6,000,000	6,502,698
Williams Partners LP/Williams Partners Finance Corp. 7.250%, due 02/01/17	10,000,000	9,840,850
XTO Energy, Inc. 5.500%, due 06/15/18	3,500,000	3,618,156

		155,256,710

Paper & Forest Products — 0.7%
Cellu Tissue Holdings, Inc. 11.500%, due 06/01/14	1,700,000	1,827,500
Georgia-Pacific LLC 8.250%, due 05/01/16(144A)(a)	3,000,000	3,127,500
International Paper Co. 7.950%, due 06/15/18	3,150,000	3,419,879
NewPage Corp. 11.375%, due 12/31/14(144A)(a)	1,150,000	1,135,625
PE Paper Escrow GmbH 12.000%, due 08/01/14(144A)(a)	1,075,000	1,159,314
Weyerhaeuser Co. 7.375%, due 10/01/19	1,600,000	1,598,861

		12,268,679

Personal Products — 0.5%
Elizabeth Arden, Inc. 7.750%, due 01/15/14	9,300,000	8,881,500

Pharmaceuticals — 0.8%
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	2,500,000	2,712,500
Novartis Securities Investment, Ltd. 5.125%, due 02/10/19	3,075,000	3,279,623
Warner Chilcott Corp. 8.750%, due 02/01/15	5,671,000	5,841,130
Watson Pharmaceuticals, Inc. 5.000%, due 08/15/14	1,200,000	1,231,425

		13,064,678

Real Estate Investment Trusts (REITs) — 0.9%
Felcor Lodging LP
9.000%, due 06/01/11	2,810,000	2,834,587
10.000%, due 10/01/14 (144A)(a)	1,550,000	1,507,375
Host Marriott LP
7.000%, due 08/15/12 (b)	7,800,000	7,907,250
6.375%, due 03/15/15 (b)	3,000,000	2,857,500
ProLogis 5.625%, due 11/15/16	1,129,000	1,014,453

		16,121,165

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12(b)	6,400,000	5,776,000
Analog Devices, Inc. 5.000%, due 07/01/14	1,800,000	1,893,161
Freescale Semiconductor, Inc. 8.875%, due 12/15/14(b)	4,750,000	3,657,500
KLA-Tencor Corp. 6.900%, due 05/01/18	2,675,000	2,800,610

		14,127,271

Software — 0.8%
First Data Corp. 9.875%, due 09/24/15(b)	4,600,000	4,272,250

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Open Solutions, Inc. 9.750%, due 02/01/15(144A)(a)	$3,500,000	$2,436,875
Serena Software, Inc. 10.375%, due 03/15/16	2,425,000	2,303,750
Vangent, Inc. 9.625%, due 02/15/15	5,000,000	4,681,250

		13,694,125

Specialty Retail — 1.0%
Inergy LP/Inergy Finance Corp.
8.250%, due 03/01/16	6,250,000	6,312,500
8.750%, due 03/01/15 (144A)(a)	1,350,000	1,393,875
Limited Brands, Inc.
5.250%, due 11/01/14	425,000	394,714
6.900%, due 07/15/17	2,475,000	2,337,232
8.500%, due 06/15/19 (144A)(a)(b)	1,750,000	1,833,758
Toys R Us Property Co. I LLC 10.750%, due 07/15/17(144A)(a)	4,900,000	5,316,500

		17,588,579

Textiles, Apparel & Luxury Goods — 1.0%
INVISTA, Inc. 9.250%, due 05/01/12(144A)(a)	5,600,000	5,628,000
Levi Strauss & Co. 8.875%, due 04/01/16	6,300,000	6,410,250
Quiksilver, Inc. 6.875%, due 04/15/15	6,300,000	4,740,750

		16,779,000

Trading Companies & Distributors — 0.3%
Interline Brands, Inc. 8.125%, due 06/15/14	5,500,000	5,417,500

Transportation — 0.8%
Bristow Group, Inc.
6.125%, due 06/15/13	7,000,000	6,728,750
7.500%, due 09/15/17	3,000,000	2,865,000
Commercial Barge Line Co. 12.500%, due 07/15/17(144A)(a)	2,325,000	2,429,625
Travelport LLC 9.875%, due 09/01/14	800,000	778,000

		12,801,375

Wireless Telecommunication Services — 1.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17(144A)(a)	6,475,000	6,734,000
Centennial Communications Corp. 10.000%, due 01/01/13(b)	5,950,000	6,225,188
iPCS, Inc. 3.733%, due 05/01/14(b)(e)(f)	4,052,508	3,120,431
MetroPCS Wireless, Inc. 9.250%, due 11/01/14(b)	6,000,000	6,165,000
SBA Telecommunications, Inc. 8.250%, due 08/15/19(144A)(a)	3,000,000	3,105,000
Sprint Nextel Corp. 8.375%, due 08/15/17	4,650,000	4,650,000
Telemar Norte Leste S.A. 9.500%, due 04/23/19(144A)(a)	1,000,000	1,199,865

		31,199,484

Total Domestic Bonds & Debt Securities (Cost $1,441,120,542)		1,396,354,199

Convertible Bonds — 12.7%
Aerospace & Defense — 0.4%
GenCorp, Inc. 2.250%, due 11/15/24	3,560,000	2,919,200
L-3 Communications Corp. 3.000%, due 08/01/35(b)	4,000,000	4,120,000

		7,039,200

Airlines — 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25(c)	1,000,000	125,000

Beverages — 0.3%
Molson Coors Brewing Co. 2.500%, due 07/30/13	5,000,000	5,681,250

Biotechnology — 1.1%
Amgen, Inc. 0.125%, due 02/01/11	4,000,000	4,010,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13	3,500,000	4,357,500
Decode Genetics, Inc. 3.500%, due 04/15/11	1,666,000	254,065
Fisher Scientific International, Inc. 3.250%, due 03/01/24(b)	2,500,000	3,118,750

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Gilead Sciences, Inc. 0.625%, due 05/01/13	$4,500,000	$5,900,625

		17,640,940

Chemicals — 0.2%
Ferro Corp. 6.500%, due 08/15/13	3,280,000	2,919,200

Commercial & Professional Services — 0.4%
Charles River Associates, Inc. 2.875%, due 06/15/34	6,000,000	5,895,000

Commercial Banks — 0.1%
National City Corp. 4.000%, due 02/01/11	1,500,000	1,518,750

Communications Equipment — 0.7%
ADC Telecommunications, Inc. 1.593%, due 06/15/13(e)	2,400,000	1,914,000
Ciena Corp. 0.250%, due 05/01/13	6,500,000	5,224,375
JDS Uniphase Corp. 1.000%, due 05/15/26(b)	5,000,000	4,246,885

		11,385,260

Computers & Peripherals — 0.6%
EMC Corp. 1.750%, due 12/01/11(b)	4,000,000	4,850,000
SanDisk Corp. 1.000%, due 05/15/13(b)	7,500,000	5,868,750

		10,718,750

Diversified Financial Services — 0.1%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12	1,000,000	1,834,830

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25	4,000,000	4,055,000

Electrical Equipment — 0.8%
Evergreen Solar, Inc. 4.000%, due 07/15/13	3,350,000	1,373,299
General Cable Corp. 1.000%, due 10/15/12(b)	5,000,000	4,300,000
Roper Industries, Inc. 1.481%/0.00% , due 01/15/34(g)	12,500,000	7,937,500

		13,610,799

Electronic Equipment, Instruments & Components — 0.3%
Flir Systems, Inc. 3.000%, due 06/01/23	275,000	698,500
Itron, Inc. 2.500%, due 08/01/26	4,000,000	4,915,000

		5,613,500

Energy Equipment & Services — 0.2%
Hanover Compressor Co. 4.750%, due 01/15/14	3,500,000	3,176,250

Food Products — 0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14	7,500,000	7,368,750

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc. 1.500%, due 04/15/11(b)	1,500,000	1,500,000

Health Care Providers & Services — 0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26	1,500,000	1,188,750

Hotels, Restaurants & Leisure — 0.1%
Gaylord Entertainment Co. 3.750%, due 10/01/14(144A)(a)	1,100,000	1,107,920

Household Durables — 0.1%
D.R. Horton, Inc. 2.000%, due 05/15/14(b)	1,500,000	1,721,250

Industrial Conglomerates — 0.2%
Textron, Inc. 4.500%, due 05/01/13	1,600,000	2,618,000

Internet Software & Services — 0.3%
Equinix, Inc. 2.500%, due 04/15/12	5,500,000	5,795,625

Life Sciences Tools & Services — 0.5%
Millipore Corp. 3.750%, due 06/01/26(b)	7,000,000	7,315,000

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Nektar Therapeutics 3.250%, due 09/28/12	$900,000	$821,250

		8,136,250

Machinery — 0.2%
Actuant Corp. 2.000%, due 11/15/23(b)	1,400,000	1,435,000
Danaher Corp. 0.691%, due 01/22/21(h)	2,500,000	2,490,625

		3,925,625

Media — 1.0%
Liberty Media Corp. 3.250%, due 03/15/31	8,250,000	4,269,375
Omnicom Group, Inc. 0.000%, due 07/01/38(h)	3,000,000	2,977,500
Sinclair Broadcast Group, Inc.
6.000%, due 09/15/12	5,000,000	3,081,250
4.875%/2.000%, due 07/15/18 (g)	3,000,000	2,610,000
Virgin Media, Inc. 6.500%, due 11/15/16(144A)(a)	4,000,000	4,210,000

		17,148,125

Metals & Mining — 0.9%
Newmont Mining Corp. 1.250%, due 07/15/14(b)	5,000,000	5,975,000
Placer Dome, Inc. 2.750%, due 10/15/23	5,550,000	8,789,813

		14,764,813

Multiline Retail — 0.1%
Saks, Inc. 7.500%, due 12/01/13(144A)(a)	1,300,000	1,935,375

Oil, Gas & Consumable Fuels — 0.1%
Quicksilver Resources, Inc. 1.875%, due 11/01/24	2,000,000	2,275,000

Pharmaceuticals — 1.0%
Alza Corp. 0.604%, due 07/28/20(b)(h)	7,000,000	6,230,000
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26(b)	4,675,000	5,487,281
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24	3,500,000	5,114,375

		16,831,656

Professional Services — 0.4%
FTI Consulting, Inc. 3.750%, due 07/15/12	5,000,000	7,343,750

Real Estate Investment Trusts (REITs) — 0.2%
ProLogis 2.250%, due 04/01/37(b)	4,000,000	3,625,000

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc. 5.750%, due 08/15/12	5,939,000	5,086,278
Intel Corp. 2.950%, due 12/15/35	5,000,000	4,487,500

		9,573,778

Software — 0.7%
Cadence Design Systems, Inc. 1.375%, due 12/15/11(b)	3,000,000	2,748,750
Sybase, Inc. 3.500%, due 08/15/29(144A)(a)(b)	3,000,000	3,356,250
Symantec Corp. 0.750%, due 06/15/11	5,000,000	5,300,000

		11,405,000

Wireless Telecommunication Services — 0.3%
SBA Communications Corp. 4.000%, due 10/01/14(144A)(a)	4,500,000	5,028,750

Total Convertible Bonds (Cost $213,693,500)		214,507,146

Common Stocks — 0.2%
IT Services — 0.0%
Unisys Corp.*	77,150	205,990

Media — 0.2%
CCH I LLC	188,669	3,537,544

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Paper & Forest Products — 0.0%
Indah Kiat Pulp and Paper Corp.*	1,867,500	$351,550

Total Common Stocks (Cost $4,098,752)		4,095,084

Preferred Stock — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Assoc. 8.250%, due 12/13/10* (Cost — $3,423,167)	136,300	219,443

Convertible Preferred Stocks — 2.7%
Commercial Banks — 0.4%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	7,500	6,697,500

Diversified Financial Services — 1.1%
AMG Capital Trust I 5.100%, due 04/15/36	65,000	2,441,562
Bank of America Corp. 7.250%, due 12/31/49	9,000	7,649,910
Vale Capital, Ltd. 5.500%, due 06/15/10	160,725	7,443,577

		17,535,049

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10 (b)	30,000	3,090,000

Oil, Gas & Consumable Fuels — 0.6%
El Paso Corp. 4.990%, due 12/31/49	5,500	5,130,923
Williams Holdings of Delaware, Inc. 5.500%, due 06/01/33	65,000	5,431,562

		10,562,485

Pharmaceuticals — 0.4%
Mylan, Inc. 6.500%, due 11/15/10	7,000	7,249,130

Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Assoc., Series 08-1 8.750%, due 05/13/11*	125,000	295,000

Total Convertible Preferred Stocks (Cost $51,642,730)		45,429,164

Escrowed Shares — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12* (Cost — $0)	3,100,000	0

Security Description	Shares/Par Amount	Value
Short-Term Investments — 8.1%
Mutual Funds — 8.0%
State Street Navigator Securities Lending Trust Prime Portfolio (i)	135,775,575	135,775,575

Repurchase Agreement — 0.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $657,000 on 10/01/09 collateralized by $650,000 FHLB at 4.375% due 09/17/10 with a value of $675,090.	$657,000	657,000

Total Short-Term Investments (Cost $136,432,575)		136,432,575

TOTAL INVESTMENTS — 106.4% (Cost $1,850,411,266#)		1,797,037,611

Other Assets and Liabilities (net) — (6.4)%		(107,746,290)

TOTAL NET ASSETS — 100.0%		$1,689,291,321

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $71,269,944 and $124,643,599 respectively, resulting in a net unrealized depreciation of $53,373,655.

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $259,474,438 of net assets.
(b)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $133,009,628 and the collateral received consisted of cash in the amount of $135,735,575. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h)	Zero coupon bond - Interest rate represents current yield to maturity.
(i)	Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at September 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA	0.38%
AA	0.54
A	6.68
BBB	16.93
BB	25.61
B	31.97
Below B	14.72
Equities/Other	3.17

Total:	100.00%

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$32,137,919	$—	$32,137,919
Agriculture	—	1,361,440	—	1,361,440
Airlines	—	1,020,000	—	1,020,000
Auto Components	—	13,732,813	—	13,732,813
Automobiles	—	3,706,375	—	3,706,375
Beverages	—	7,370,568	—	7,370,568
Building Products	—	2,426,242	—	2,426,242
Capital Markets	—	4,507,504	—	4,507,504
Chemicals	—	50,006,354	—	50,006,354
Commercial & Professional Services	—	44,136,318	—	44,136,318
Commercial Banks	—	10,642,405	—	10,642,405
Communications Equipment	—	2,835,000	—	2,835,000
Computers & Peripherals	—	11,715,625	—	11,715,625
Consumer Finance	—	41,725,026	—	41,725,026
Containers & Packaging	—	48,260,097	—	48,260,097
Diversified Financial Services	—	41,122,906	—	41,122,906
Diversified Telecommunication Services	—	82,956,357	—	82,956,357
Electric Utilities	—	78,106,490	—	78,106,490
Electrical Equipment	—	28,226,848	—	28,226,848
Electronic Equipment, Instruments & Components	—	4,415,202	—	4,415,202
Energy Equipment & Services	—	40,352,065	—	40,352,065
Entertainment & Leisure	—	9,900,875	—	9,900,875
Food & Staples Retailing	—	24,351,562	—	24,351,562
Food Products	—	28,634,188	—	28,634,188
Gas Utilities	—	19,077,960	—	19,077,960
Health Care Equipment & Supplies	—	16,413,750	—	16,413,750
Health Care Providers & Services	—	83,549,710	—	83,549,710
Hotels, Restaurants & Leisure	—	84,338,853	—	84,338,853
Household Durables	—	18,093,438	—	18,093,438
Independent Power Producers & Energy Traders	—	36,685,636	—	36,685,636
Insurance	—	16,423,899	—	16,423,899
Internet & Catalog Retail	—	5,109,750	—	5,109,750
IT Services	—	497,835	—	497,835
Leisure Equipment & Products	—	4,196,156	—	4,196,156
Life Sciences Tools & Services	—	9,606,750	—	9,606,750
Machinery	—	15,114,217	—	15,114,217
Manufacturing	—	14,043,235	—	14,043,235
Media	—	71,585,205	—	71,585,205
Metals & Mining	—	51,628,962	—	51,628,962
Multi-Utilities	—	2,833,270	—	2,833,270
Multiline Retail	—	16,305,328	—	16,305,328
Oil, Gas & Consumable Fuels	—	155,256,710	—	155,256,710
Paper & Forest Products	—	12,268,679	—	12,268,679
Personal Products	—	8,881,500	—	8,881,500
Pharmaceuticals	—	13,064,678	—	13,064,678
Real Estate Investment Trusts (REITs)	—	16,121,165	—	16,121,165
Semiconductors & Semiconductor Equipment	—	14,127,271	—	14,127,271
Software	—	13,694,125	—	13,694,125
Specialty Retail	—	17,588,579	—	17,588,579
Textiles, Apparel & Luxury Goods	—	16,779,000	—	16,779,000
Trading Companies & Distributors	—	5,417,500	—	5,417,500
Transportation	—	12,801,375	—	12,801,375
Wireless Telecommunication Services	—	31,199,484	—	31,199,484

Total Domestic Bonds & Debt Securities	$—	$1,396,354,199	$—	$1,396,354,199

Convertible Bonds
Aerospace & Defense	—	7,039,200	—	7,039,200
Airlines	—	125,000	—	125,000
Beverages	—	5,681,250	—	5,681,250
Biotechnology	—	17,640,940	—	17,640,940
Chemicals	—	2,919,200	—	2,919,200
Commercial & Professional Services	—	5,895,000	—	5,895,000
Commercial Banks	—	1,518,750	—	1,518,750
Communications Equipment	—	11,385,260	—	11,385,260
Computers & Peripherals	—	10,718,750	—	10,718,750
Diversified Financial Services	—	1,834,830	—	1,834,830
Diversified Telecommunication Services	—	4,055,000	—	4,055,000
Electrical Equipment	—	13,610,799	—	13,610,799
Electronic Equipment, Instruments & Components	—	5,613,500	—	5,613,500
Energy Equipment & Services	—	3,176,250	—	3,176,250
Food Products	—	7,368,750	—	7,368,750
Health Care Equipment & Supplies	—	1,500,000	—	1,500,000
Health Care Providers & Services	—	1,188,750	—	1,188,750
Hotels, Restaurants & Leisure	—	1,107,920	—	1,107,920
Household Durables	—	1,721,250	—	1,721,250
Industrial Conglomerates	—	2,618,000	—	2,618,000
Internet Software & Services	—	5,795,625	—	5,795,625
Life Sciences Tools & Services	—	8,136,250	—	8,136,250
Machinery	—	3,925,625	—	3,925,625
Media	—	17,148,125	—	17,148,125
Metals & Mining	—	14,764,813	—	14,764,813
Multiline Retail	—	1,935,375	—	1,935,375
Oil, Gas & Consumable Fuels	—	2,275,000	—	2,275,000
Pharmaceuticals	—	16,831,656	—	16,831,656
Professional Services	—	7,343,750	—	7,343,750
Real Estate Investment Trusts (REITs)	—	3,625,000	—	3,625,000
Semiconductors & Semiconductor Equipment	—	9,573,778	—	9,573,778
Software	—	11,405,000	—	11,405,000
Wireless Telecommunication Services	—	5,028,750	—	5,028,750

Total Convertible Bonds	—	214,507,146	—	214,507,146

Common Stocks
IT Services	205,990	—	—	205,990
Media	3,537,544	—	—	3,537,544
Paper & Forest Products	—	351,550	—	351,550

Total Common Stocks	3,743,534	351,550	—	4,095,084

Preferred Stock
Thrifts & Mortgage Finance	219,443	—	—	219,443
Convertible Preferred Stocks
Commercial Banks	6,697,500	—	—	6,697,500
Diversified Financial Services	15,093,487	2,441,562	—	17,535,049
Metals & Mining	3,090,000	—	—	3,090,000
Oil, Gas & Consumable Fuels	—	10,562,485	—	10,562,485
Pharmaceuticals	7,249,130	—	—	7,249,130
Thrifts & Mortgage Finance	—	295,000	—	295,000

Total Convertible Preferred Stocks	32,130,117	13,299,047	—	45,429,164

Escrowed Shares
Hotels, Restaurants & Leisure	—	—	—	—
Short-Term Investments
Mutual Funds	135,775,575	—	—	135,775,575
Repurchase Agreement	—	657,000	—	657,000

Total Short-Term Investments	135,775,575	657,000	—	136,432,575

TOTAL INVESTMENTS	$171,868,669	$1,625,168,942	$—	$1,797,037,611

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 95.0%
Aerospace & Defense — 0.7%
Honeywell International, Inc.	223,200	$8,291,880
Raytheon Co.(a)	137,100	6,576,687

		14,868,567

Air Freight & Logistics — 0.2%
FedEx Corp.(a)	59,500	4,475,590

Airlines — 2.5%
Delta Air Lines, Inc.*(a)	5,867,156	52,569,718

Automobiles — 1.0%
Ford Motor Co.*(a)	2,985,600	21,526,176

Beverages — 1.5%
Coca-Cola Enterprises, Inc.(a)	1,457,422	31,203,405

Biotechnology — 2.0%
Amgen, Inc.*	688,700	41,480,401

Building Products — 0.4%
Masco Corp.(a)	568,890	7,350,059

Capital Markets — 12.1%
Bank of New York Mellon Corp.	1,757,966	50,963,434
BlackRock, Inc.(a)	23,700	5,138,634
Franklin Resources, Inc.	334,280	33,628,568
Goldman Sachs Group, Inc. (The)	357,900	65,978,865
Legg Mason, Inc.(a)	307,524	9,542,470
Morgan Stanley(a)	1,119,789	34,579,084
State Street Corp.	332,939	17,512,592
T. Rowe Price Group, Inc.(a)	463,269	21,171,393
TD Ameritrade Holding Corp.*(a)	514,000	10,084,680

		248,599,720

Chemicals — 1.6%
Dow Chemical Co. (The)(a)	946,924	24,686,309
Praxair, Inc.(a)	92,286	7,538,843

		32,225,152

Commercial Banks — 10.1%
BB&T Corp.(a)	567,174	15,449,820
Comerica, Inc.(a)	135,300	4,014,351
KeyCorp(a)	851,200	5,532,800
M&T Bank Corp.(a)	273,189	17,025,139
PNC Financial Services Group, Inc.(a)	685,929	33,329,290
Regions Financial Corp.(a)	932,958	5,793,669
SunTrust Banks, Inc.(a)	1,273,842	28,725,137
Wells Fargo & Co.(a)	2,951,049	83,160,561
Zions Bancorporation(a)	798,300	14,345,451

		207,376,218

Communications Equipment — 0.5%
Cisco Systems, Inc.*	441,680	10,397,147

Computers & Peripherals — 1.1%
EMC Corp.*	254,600	4,338,384
Hewlett-Packard Co.	377,830	17,837,354

		22,175,738

Consumer Finance — 0.1%
Capital One Financial Corp.	56,600	2,022,318

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Diversified Financial Services — 7.3%
Bank of America Corp.	2,338,533	$39,567,978
Citigroup, Inc.	584,210	2,827,577
JPMorgan Chase & Co.	2,269,877	99,466,010
Moody’s Corp.(a)	413,700	8,464,302

		150,325,867

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,163,343	31,421,894
Verizon Communications, Inc.	681,300	20,622,951

		52,044,845

Electric Utilities — 0.4%
Southern Co.	276,800	8,766,256

Electrical Equipment — 0.5%
Emerson Electric Co.	249,400	9,995,952

Energy Equipment & Services — 4.0%
Halliburton Co.	1,127,599	30,580,485
Schlumberger, Ltd.	833,879	49,699,188
Smith International, Inc.(a)	75,200	2,158,240

		82,437,913

Food & Staples Retailing — 1.5%
Kroger Co. (The)	1,244,532	25,687,141
Wal-Mart Stores, Inc.	104,868	5,147,970

		30,835,111

Food Products — 1.6%
Kellogg Co.	38,300	1,885,509
Kraft Foods, Inc. — Class A	1,184,708	31,122,279

		33,007,788

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp.*	4,159,625	44,050,429
Covidien Plc	450,679	19,496,373

		63,546,802

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	606,020	15,174,741
WellPoint, Inc.*	104,500	4,949,120

		20,123,861

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.(a)	833,166	27,727,764
Marriott International, Inc. — Class A(a)	729,923	20,138,576
Starbucks Corp.*(a)	91,200	1,883,280
Starwood Hotels & Resorts Worldwide, Inc.(a)	457,054	15,096,494

		64,846,114

Household Durables — 0.8%
Pulte Homes, Inc.(a)	1,423,443	15,643,639

Household Products — 0.2%
Colgate-Palmolive Co.(a)	67,400	5,141,272

Insurance — 1.3%
Aon Corp.	582,415	23,698,466
Principal Financial Group, Inc.(a)	142,469	3,902,226

		27,600,692

Internet & Catalog Retail — 0.7%
HSN, Inc.*(a)	931,225	15,160,343

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Internet Software & Services — 0.6%
IAC/InterActiveCorp*(a)	623,102	$12,580,429

Machinery — 2.7%
Caterpillar, Inc.(a)	380,072	19,509,096
Deere & Co.(a)	21,900	939,948
Eaton Corp.	566,266	32,044,993
Joy Global, Inc.(a)	53,200	2,603,608

		55,097,645

Media — 2.0%
Comcast Corp. — Class A(a)	610,054	10,303,812
Omnicom Group, Inc.	244,917	9,047,234
Time Warner Cable, Inc.(a)	169,620	7,308,926
Time Warner, Inc.(a)	298,000	8,576,440
Viacom, Inc. — Class B*	230,300	6,457,612

		41,694,024

Metals & Mining — 0.6%
Barrick Gold Corp.	323,400	12,256,860

Multi-Utilities — 0.6%
PG&E Corp.(a)	281,600	11,401,984

Multiline Retail — 4.6%
JC Penney Co., Inc.(a)	447,600	15,106,500
Kohl’s Corp.*(a)	528,397	30,145,049
Target Corp.	1,071,964	50,039,279

		95,290,828

Oil, Gas & Consumable Fuels — 9.3%
Arch Coal, Inc.	162,267	3,590,969
Chevron Corp.	513,264	36,149,183
ConocoPhillips Co.	209,600	9,465,536
Devon Energy Corp.	157,200	10,584,276
El Paso Corp.	681,300	7,031,016
EOG Resources, Inc.	155,276	12,967,099
Exxon Mobil Corp.	572,200	39,258,642
Hess Corp.	379,800	20,304,108
Marathon Oil Corp.	310,300	9,898,570
Occidental Petroleum Corp.	275,945	21,634,088
Petroleo Brasileiro S.A. (ADR)	115,600	5,306,040
Suncor Energy, Inc.	153,300	5,298,048
XTO Energy, Inc.(a)	265,975	10,990,087

		192,477,662

Pharmaceuticals — 4.4%
Abbott Laboratories	464,935	23,000,334
Johnson & Johnson	345,800	21,055,762
Merck & Co., Inc.(a)	426,159	13,479,409
Teva Pharmaceutical Industries, Ltd. (ADR)	673,896	34,072,182

		91,607,687

Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.(a)	138,200	2,506,948

Road & Rail — 2.8%
Canadian National Railway Co.	310,400	15,206,496
Hertz Global Holdings, Inc.*(a)	3,849,059	41,685,309

		56,891,805

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	923,100	18,065,067

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Software — 1.6%
Adobe Systems, Inc.*(a)	353,580	$11,682,283
Oracle Corp.	1,052,278	21,929,474

		33,611,757

Specialty Retail — 2.8%
Best Buy Co., Inc.(a)	221,864	8,324,338
Home Depot, Inc. (The)	1,085,705	28,923,181
J. Crew Group, Inc.*(a)	506,616	18,146,985
Lowe’s Cos., Inc.	82,100	1,719,174

		57,113,678

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. — Class B(a)	17,300	1,119,310

Tobacco — 0.1%
Philip Morris International, Inc.	42,918	2,091,823

Total Common Stocks (Cost $1,650,708,269)		1,959,554,171

Security Description	Shares/Par Amount	Value
Short-Term Investments — 13.1%
Mutual Funds — 8.7%
State Street Navigator Securities Lending Prime Portfolio (b)	179,348,937	179,348,937
Repurchase Agreement — 4.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 9/30/09 at 0.010% to be repurchased at $91,199,025 on 10/01/09 collateralized by $93,100,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $93,025,520.	$91,199,000	91,199,000

Total Short-Term Investments (Cost $270,547,937)		270,547,937

TOTAL INVESTMENTS — 108.1% (Cost $1,921,256,206#)		2,230,102,108

Other Assets and Liabilities (net) — (8.1)%		(167,311,357)

NET ASSETS — 100.0%		$2,062,790,751

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $349,737,957 and $40,892,055 respectively, resulting in a net unrealized appreciation of $308,845,902.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $174,821,782 and the collateral received consisted of cash in the amount of $179,348,937. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,868,567	$—	$—	$14,868,567
Air Freight & Logistics	4,475,590	—	—	4,475,590
Airlines	52,569,718	—	—	52,569,718
Automobiles	21,526,176	—	—	21,526,176
Beverages	31,203,405	—	—	31,203,405
Biotechnology	41,480,401	—	—	41,480,401
Building Products	7,350,059	—	—	7,350,059
Capital Markets	248,599,720	—	—	248,599,720
Chemicals	32,225,152	—	—	32,225,152
Commercial Banks	207,376,218	—	—	207,376,218
Communications Equipment	10,397,147	—	—	10,397,147
Computers & Peripherals	22,175,738	—	—	22,175,738
Consumer Finance	2,022,318	—	—	2,022,318
Diversified Financial Services	150,325,867	—	—	150,325,867
Diversified Telecommunication Services	52,044,845	—	—	52,044,845
Electric Utilities	8,766,256	—	—	8,766,256
Electrical Equipment	9,995,952	—	—	9,995,952
Energy Equipment & Services	82,437,913	—	—	82,437,913
Food & Staples Retailing	30,835,111	—	—	30,835,111
Food Products	33,007,788	—	—	33,007,788
Health Care Equipment & Supplies	63,546,802	—	—	63,546,802
Health Care Providers & Services	20,123,861	—	—	20,123,861
Hotels, Restaurants & Leisure	64,846,114	—	—	64,846,114
Household Durables	15,643,639	—	—	15,643,639
Household Products	5,141,272	—	—	5,141,272
Insurance	27,600,692	—	—	27,600,692
Internet & Catalog Retail	15,160,343	—	—	15,160,343
Internet Software & Services	12,580,429	—	—	12,580,429
Machinery	55,097,645	—	—	55,097,645
Media	41,694,024	—	—	41,694,024
Metals & Mining	12,256,860	—	—	12,256,860
Multi-Utilities	11,401,984	—	—	11,401,984
Multiline Retail	95,290,828	—	—	95,290,828
Oil, Gas & Consumable Fuels	192,477,662	—	—	192,477,662
Pharmaceuticals	91,607,687	—	—	91,607,687
Real Estate Investment Trusts (REITs)	2,506,948	—	—	2,506,948
Road & Rail	56,891,805	—	—	56,891,805
Semiconductors & Semiconductor Equipment	18,065,067	—	—	18,065,067
Software	33,611,757	—	—	33,611,757
Specialty Retail	57,113,678	—	—	57,113,678
Textiles, Apparel & Luxury Goods	1,119,310	—	—	1,119,310
Tobacco	2,091,823	—	—	2,091,823

Total Common Stocks	1,959,554,171	—	—	1,959,554,171

Short-Term Investments
Mutual Funds	179,348,937	—	—	179,348,937
Repurchase Agreement	—	91,199,000	—	91,199,000

Total Short-Term Investments	179,348,937	91,199,000	—	270,547,937

TOTAL INVESTMENTS	$2,138,903,108	$91,199,000	—	$2,230,102,108

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Realized Gain	Change in Unrealized Depreciation	Net Sales	Balance as of September 30, 2009
Escrowed Shares
Computers & peripherals	$10	$2,572	$(10)	$(2,572)	$—

Total	$10	$2,572	$(10)	$(2,572)	$—

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 94.9%
Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	37,400	$1,276,462
ITT Corp.	80,300	4,187,645

		5,464,107

Airlines — 0.1%
Southwest Airlines Co.	51,700	496,320

Auto Components — 1.4%
Autoliv, Inc.(a)	28,000	940,800
BorgWarner, Inc.(a)	24,800	750,448
WABCO Holdings, Inc.	138,800	2,914,800

		4,606,048

Biotechnology — 0.4%
Onyx Pharmaceuticals, Inc.*	48,655	1,458,190

Capital Markets — 4.0%
Lazard, Ltd. — Class A	168,000	6,940,080
Raymond James Financial, Inc.	79,800	1,857,744
State Street Corp.	85,200	4,481,520

		13,279,344

Chemicals — 1.6%
Celanese Corp., Series A	87,400	2,185,000
Valspar Corp. (The)	109,815	3,021,011

		5,206,011

Commercial & Professional Services — 0.8%
Republic Services, Inc.	96,786	2,571,604

Commercial Banks — 7.0%
BancorpSouth, Inc.(a)	17,409	424,954
City National Corp.(a)	106,800	4,157,724
Comerica, Inc.	147,300	4,370,391
Commerce Bancshares, Inc.	57,000	2,122,680
Cullen/Frost Bankers, Inc.	39,400	2,034,616
KeyCorp	408,300	2,653,950
M&T Bank Corp.(a)	66,843	4,165,656
PNC Financial Services Group, Inc.	33,400	1,622,906
SunTrust Banks, Inc.	70,300	1,585,265

		23,138,142

Communications Equipment — 1.2%
Tellabs, Inc.*	557,698	3,859,270

Computers & Peripherals — 1.6%
Diebold, Inc.	98,400	3,240,312
QLogic Corp.*	112,400	1,933,280

		5,173,592

Construction & Engineering — 2.5%
Jacobs Engineering Group, Inc.*	107,300	4,930,435
KBR, Inc.(a)	138,311	3,221,263

		8,151,698

Containers & Packaging — 0.9%
Ball Corp.	59,222	2,913,722

Distributors — 0.2%
Genuine Parts Co.	17,061	649,342

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Diversified Telecommunication Services — 1.8%
CenturyTel, Inc.	174,857	$5,875,195

Electric Utilities — 0.5%
Northeast Utilities	70,958	1,684,543

Electrical Equipment — 1.0%
AMETEK, Inc.	35,500	1,239,305
Roper Industries, Inc.	40,600	2,069,788

		3,309,093

Electronic Equipment, Instruments & Components — 0.6%
Trimble Navigation, Ltd.*	89,300	2,135,163

Energy Equipment & Services — 4.4%
Cameron International Corp.*	60,400	2,284,328
Halliburton Co.	163,829	4,443,043
Helmerich & Payne, Inc.(a)	37,300	1,474,469
Nabors Industries, Ltd.*	41,200	861,080
Smith International, Inc.(a)	100,500	2,884,350
Superior Energy Services, Inc.*	109,800	2,472,696

		14,419,966

Food Products — 1.1%
J.M. Smucker Co. (The)	70,700	3,747,807

Gas Utilities — 2.2%
EQT Corp.	134,300	5,721,180
Piedmont Natural Gas Co., Inc.	60,100	1,438,794

		7,159,974

Health Care Equipment & Supplies — 1.3%
DENTSPLY International, Inc.(a)	32,000	1,105,280
Varian Medical Systems, Inc.*(a)	78,200	3,294,566

		4,399,846

Health Care Providers & Services — 7.8%
AmerisourceBergen Corp.	275,300	6,161,214
DaVita, Inc.*	91,700	5,193,888
HEALTHSOUTH Corp.*	181,682	2,841,507
Humana, Inc.*	8,400	313,320
McKesson Corp.	90,800	5,407,140
Patterson Cos., Inc.*(a)	212,000	5,777,000

		25,694,069

Hotels, Restaurants & Leisure — 4.9%
International Game Technology	188,300	4,044,684
Marriott International, Inc. — Class A(a)	161,059	4,443,618
Starwood Hotels & Resorts Worldwide, Inc.(a)	126,800	4,188,204
Wynn Resorts, Ltd.*(a)	51,100	3,622,479

		16,298,985

Household Durables — 0.7%
Fortune Brands, Inc.	54,600	2,346,708

Industrial Conglomerates — 1.3%
Tyco International, Ltd.	128,900	4,444,472

Insurance — 5.7%
ACE, Ltd.	119,988	6,414,558
Aon Corp.	125,700	5,114,733
Markel Corp.*(a)	7,000	2,308,740
PartnerRe, Ltd.	66,570	5,121,896

		18,959,927

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

IT Services — 0.3%
VeriFone Holdings, Inc.*	54,500	$866,005

Machinery — 4.9%
Cummins, Inc.	23,510	1,053,483
Eaton Corp.	85,900	4,861,081
Kennametal, Inc.	89,000	2,190,290
Parker Hannifin Corp.	65,300	3,385,152
Pentair, Inc.	44,100	1,301,832
SPX Corp.	58,300	3,572,041

		16,363,879

Marine — 0.6%
Kirby Corp.*	51,918	1,911,621

Media — 2.4%
Interpublic Group Cos., Inc.*	525,980	3,955,370
Omnicom Group, Inc.	112,400	4,152,056

		8,107,426

Metals & Mining — 2.6%
Reliance Steel & Aluminum Co.	129,100	5,494,496
Steel Dynamics, Inc.	65,800	1,009,372
United States Steel Corp.	44,200	1,961,154

		8,465,022

Multi-Utilities — 1.0%
CMS Energy Corp.(a)	250,076	3,351,018

Multiline Retail — 1.5%
Big Lots, Inc.*	66,600	1,666,332
Macy’s, Inc.	42,889	784,440
Nordstrom, Inc.(a)	86,340	2,636,823

		5,087,595

Oil, Gas & Consumable Fuels — 5.0%
Cabot Oil & Gas Corp.	104,300	3,728,725
El Paso Corp.	113,900	1,175,448
EOG Resources, Inc.	26,538	2,216,188
Goodrich Petroleum Corp.*(a)	66,500	1,716,365
Noble Energy, Inc.	45,700	3,014,372
Range Resources Corp.(a)	17,100	844,056
Williams Cos., Inc. (The)	226,300	4,043,981

		16,739,135

Pharmaceuticals — 3.8%
Mylan, Inc.*(a)	377,909	6,050,323
Warner Chilcott Plc — Class A*	183,100	3,958,622
Watson Pharmaceuticals, Inc.*	68,100	2,495,184

		12,504,129

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.	19,000	1,032,650

Road & Rail — 2.0%
Kansas City Southern*(a)	246,200	6,521,838

Semiconductors & Semiconductor Equipment — 1.7%
Micron Technology, Inc.*(a)	348,700	2,859,340
Xilinx, Inc.	122,100	2,859,582

		5,718,922

Software — 7.0%
Adobe Systems, Inc.*	206,089	6,809,181
Autodesk, Inc.*	144,028	3,427,866

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

CA, Inc.	105,800	$2,326,542
Intuit, Inc.*	121,600	3,465,600
Jack Henry & Associates, Inc.	111,500	2,616,905
McAfee, Inc.*	78,951	3,457,264
Sybase, Inc.*(a)	24,668	959,585

		23,062,943

Specialty Retail — 3.6%
American Eagle Outfitters, Inc.	210,400	3,547,344
Children’s Place Retail Stores, Inc. (The)*(a)	32,300	967,708
Guess?, Inc.	64,000	2,370,560
PetSmart, Inc.	109,700	2,385,975
TJX Cos., Inc. (The)	69,900	2,596,785

		11,868,372

Textiles, Apparel & Luxury Goods — 0.4%
Fossil, Inc.*	44,500	1,266,025

Thrifts & Mortgage Finance — 0.2%
Washington Federal, Inc.	43,000	724,980

Trading Companies & Distributors — 1.0%
GATX Corp.(a)	72,700	2,031,965
W.W. Grainger, Inc.(a)	13,003	1,161,948

		3,193,913

Total Common Stocks (Cost $268,669,167)		314,228,611

Security Description	Share/Par Amount	Value
Short-Term Investments — 13.7%
Mutual Funds — 10.5%
State Street Navigator Securities Lending Trust Prime Portfolio (b)	34,802,025	34,802,025

Repurchase Agreement — 3.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $10,650,003 on 10/01/09 collateralized by $10,875,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $10,866,300.	$10,650,000	10,650,000

Total Short-Term Investments (Cost $45,452,025)		45,452,025

TOTAL INVESTMENTS — 108.6% (Cost $314,121,192#)		359,680,636

Other Assets and Liabilities (net) — (8.6)%		(28,364,518)

NET ASSETS — 100.0%		$331,316,118

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $51,786,715 and $6,227,271 respectively, resulting in a net unrealized appreciation of $45,559,444.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $33,976,128 and the collateral received consisted of cash in the amount of $34,802,025. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,464,107	$—	$—	$5,464,107
Airlines	496,320	—	—	496,320
Auto Components	4,606,048	—	—	4,606,048
Biotechnology	1,458,190	—	—	1,458,190
Capital Markets	13,279,344	—	—	13,279,344
Chemicals	5,206,011	—	—	5,206,011
Commercial & Professional Services	2,571,604	—	—	2,571,604
Commercial Banks	23,138,142	—	—	23,138,142
Communications Equipment	3,859,270	—	—	3,859,270
Computers & Peripherals	5,173,592	—	—	5,173,592
Construction & Engineering	8,151,698	—	—	8,151,698
Containers & Packaging	2,913,722	—	—	2,913,722
Distributors	649,342	—	—	649,342
Diversified Telecommunication Services	5,875,195	—	—	5,875,195
Electric Utilities	1,684,543	—	—	1,684,543
Electrical Equipment	3,309,093	—	—	3,309,093
Electronic Equipment, Instruments & Components	2,135,163	—	—	2,135,163
Energy Equipment & Services	14,419,966	—	—	14,419,966
Food Products	3,747,807	—	—	3,747,807
Gas Utilities	7,159,974	—	—	7,159,974
Health Care Equipment & Supplies	4,399,846	—	—	4,399,846
Health Care Providers & Services	25,694,069	—	—	25,694,069
Hotels, Restaurants & Leisure	16,298,985	—	—	16,298,985
Household Durables	2,346,708	—	—	2,346,708
Industrial Conglomerates	4,444,472	—	—	4,444,472
Insurance	18,959,927	—	—	18,959,927
IT Services	866,005	—	—	866,005
Machinery	16,363,879	—	—	16,363,879
Marine	1,911,621	—	—	1,911,621
Media	8,107,426	—	—	8,107,426
Metals & Mining	8,465,022	—	—	8,465,022
Multi-Utilities	3,351,018	—	—	3,351,018
Multiline Retail	5,087,595	—	—	5,087,595
Oil, Gas & Consumable Fuels	16,739,135	—	—	16,739,135
Pharmaceuticals	12,504,129	—	—	12,504,129
Real Estate Investment Trusts (REITs)	1,032,650	—	—	1,032,650
Road & Rail	6,521,838	—	—	6,521,838
Semiconductors & Semiconductor Equipment	5,718,922	—	—	5,718,922
Software	23,062,943	—	—	23,062,943
Specialty Retail	11,868,372	—	—	11,868,372
Textiles, Apparel & Luxury Goods	1,266,025	—	—	1,266,025
Thrifts & Mortgage Finance	724,980	—	—	724,980
Trading Companies & Distributors	3,193,913	—	—	3,193,913

Total Common Stocks	314,228,611	—	—	314,228,611

Short-Term Investments
Mutual Funds	34,802,025	—	—	34,802,025
Repurchase Agreement	—	10,650,000	—	10,650,000

Total Short-Term Investments	34,802,025	10,650,000	—	45,452,025

TOTAL INVESTMENTS	$349,030,636	$10,650,000	$—	$359,680,636

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.9%
Aerospace & Defense — 2.0%
Hexcel Corp.*	398,954	$4,564,034
TransDigm Group, Inc.*(a)	265,677	13,233,371

		17,797,405

Air Freight & Logistics — 1.5%
Forward Air Corp.(a)	278,399	6,444,937
Hub Group, Inc.*	314,124	7,177,733

		13,622,670

Auto Components — 0.6%
TRW Automotive Holdings Corp.*(a)	340,904	5,710,142

Biotechnology — 5.1%
Acorda Therapeutics, Inc.*	250,855	5,839,904
AMAG Pharmaceuticals, Inc.*(a)	153,681	6,712,786
BioMarin Pharmaceutical, Inc.*(a)	386,720	6,991,898
Isis Pharmaceuticals, Inc.*(a)	226,477	3,299,770
Martek Biosciences Corp.*	232,829	5,259,607
Myriad Genetics, Inc.*	156,007	4,274,592
OSI Pharmaceuticals, Inc.*(a)	130,320	4,600,296
United Therapeutics Corp.*(a)	183,948	9,011,612

		45,990,465

Capital Markets — 4.0%
Affiliated Managers Group, Inc.*(a)	116,033	7,543,306
Federated Investors, Inc. — Class B(a)	267,968	7,066,316
Greenhill & Co., Inc.	108,416	9,711,905
optionsXpress Holdings, Inc.	298,408	5,156,490
Stifel Financial Corp.*(a)	116,471	6,394,258

		35,872,275

Chemicals — 0.6%
Calgon Carbon Corp.*(a)	350,190	5,193,318

Commercial & Professional Services — 2.8%
Corrections Corp. of America*	374,646	8,485,732
EnergySolutions	417,834	3,852,430
Fuel Tech, Inc.*(a)	378,805	4,242,616
TETRA Technology, Inc.*	334,763	8,881,262

		25,462,040

Commercial Banks — 2.2%
City National Corp.(a)	126,697	4,932,314
Cullen/Frost Bankers, Inc.	102,316	5,283,598
SVB Financial Group*(a)	215,365	9,318,844

		19,534,756

Communications Equipment — 4.0%
F5 Networks, Inc.*	186,273	7,381,999
Harmonic, Inc.*	925,920	6,185,145
Polycom, Inc.*(a)	395,433	10,577,833
Starent Networks Corp.*(a)	469,688	11,939,469

		36,084,446

Construction & Engineering — 1.3%
Pike Electric Corp.*(a)	574,410	6,881,432
Quanta Services, Inc.*	194,039	4,294,083

		11,175,515

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Containers & Packaging — 1.2%
Greif, Inc.	193,072	$10,628,614

Electric Utilities — 0.8%
ITC Holdings Corp.	166,030	7,546,064

Electrical Equipment — 2.0%
General Cable Corp.*	231,291	9,055,043
Regal-Beloit Corp.(a)	191,207	8,740,072

		17,795,115

Electronic Equipment, Instruments & Components — 2.6%
Cogent, Inc.*(a)	713,755	7,208,925
Coherent, Inc.*(a)	197,743	4,611,367
Tech Data Corp.*	280,410	11,667,860

		23,488,152

Energy Equipment & Services — 3.1%
Dril-Quip, Inc.*	237,700	11,799,428
FMC Technologies, Inc.*	165,703	8,656,325
Patterson-UTI Energy, Inc.	454,295	6,859,854

		27,315,607

Food Products — 0.6%
Ralcorp Holdings, Inc.*	92,864	5,429,758

Health Care Equipment & Supplies — 3.9%
American Medical Systems Holdings, Inc.*(a)	413,277	6,992,647
Gen-Probe, Inc.*(a)	142,894	5,921,527
Insulet Corp.*(a)	336,733	3,781,511
Meridian Bioscience, Inc.(a)	292,479	7,314,900
NuVasive, Inc.*(a)	137,329	5,734,859
Zoll Medical Corp.*	242,055	5,209,024

		34,954,468

Health Care Providers & Services — 4.3%
Chemed Corp.	201,015	8,822,548
inVentiv Health, Inc.*	399,230	6,679,118
MEDNAX, Inc.*	159,254	8,746,230
PSS World Medical, Inc.*(a)	277,540	6,058,698
VCA Antech, Inc.*(a)	295,981	7,958,929

		38,265,523

Health Care Technology — 2.4%
Eclipsys Corp.*	440,306	8,497,906
Quality Systems, Inc.(a)	211,515	13,022,978

		21,520,884

Hotels, Restaurants & Leisure — 6.2%
Brinker International, Inc.	426,852	6,714,382
Buffalo Wild Wings, Inc.*(a)	140,453	5,844,249
Choice Hotels International, Inc.(a)	211,739	6,576,613
Darden Restaurants, Inc.	182,522	6,229,476
Jack in the Box, Inc.*	379,216	7,770,136
P.F. Chang’s China Bistro, Inc.*(a)	236,864	8,046,270
Penn National Gaming, Inc.*	199,755	5,525,223
WMS Industries, Inc.*(a)	191,801	8,546,653

		55,253,002

Household Products — 1.0%
Church & Dwight Co., Inc.	153,482	8,708,569

Insurance — 1.4%
Brown & Brown, Inc.	247,783	4,747,522

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

ProAssurance Corp.*	153,178	$7,994,360

		12,741,882

Internet & Catalog Retail — 0.8%
Netflix, Inc.*(a)	146,660	6,771,292

Internet Software & Services — 2.9%
Knot, Inc. (The)*	129,903	1,418,541
Omniture, Inc.*	492,627	10,561,923
Open Text Corp.*(a)	173,831	6,489,111
VistaPrint N.V.*	155,597	7,896,548

		26,366,123

IT Services — 4.5%
Alliance Data Systems Corp.*	111,758	6,826,179
Global Payments, Inc.	160,878	7,513,003
NeuStar, Inc. - Class A*(a)	327,492	7,401,319
SRA International, Inc.*	321,999	6,951,958
Syntel, Inc.(a)	246,214	11,751,794

		40,444,253

Leisure Equipment & Products — 0.2%
Pool Corp.	83,767	1,861,303

Life Sciences Tools & Services — 2.0%
Techne Corp.	98,510	6,161,801
Varian, Inc.*	227,021	11,591,692

		17,753,493

Machinery — 2.0%
Bucyrus International, Inc.	169,621	6,041,900
Lindsay Co.(a)	115,304	4,540,671
Wabtec Corp.(a)	203,473	7,636,342

		18,218,913

Media — 1.4%
Marvel Entertainment, Inc.*	135,421	6,719,590
National CineMedia, Inc.	367,836	6,242,177

		12,961,767

Metals & Mining — 0.5%
Carpenter Technology Corp.	175,796	4,111,868

Multiline Retail — 0.8%
Big Lots, Inc.*	273,229	6,836,190

Oil, Gas & Consumable Fuels — 4.5%
Arena Resources, Inc.*	197,667	7,017,179
Bill Barrett Corp.*(a)	209,672	6,875,145
Carrizo Oil & Gas, Inc.*(a)	303,442	7,431,295
Goodrich Petroleum Corp.*(a)	253,535	6,543,738
SandRidge Energy, Inc.*(a)	516,345	6,691,831
Whiting Petroleum Corp.*	103,414	5,954,578

		40,513,766

Pharmaceuticals — 0.8%
Perrigo Co.(a)	208,692	7,093,441

Professional Services — 1.2%
CoStar Group, Inc.*(a)	250,911	10,342,551

Real Estate Investment Trusts (REITs) — 0.6%
BioMed Realty Trust, Inc.	419,431	5,788,148

Road & Rail — 1.1%
Knight Transportation, Inc.(a)	574,793	9,645,027

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Semiconductors & Semiconductor Equipment — 8.3%
Advanced Energy Industries, Inc.*	552,746	$7,871,103
Cabot Microelectronics Corp.*	183,566	6,399,111
Cymer, Inc.*	132,413	5,145,569
Hittite Microwave Corp.*	226,028	8,313,310
Microsemi Corp.*	437,265	6,904,414
Monolithic Power Systems, Inc.*	281,181	6,593,695
ON Semiconductor Corp.*	877,105	7,236,116
Power Integrations, Inc.(a)	192,783	6,425,457
Silicon Laboratories, Inc.*(a)	191,831	8,893,285
Varian Semiconductor Equipment Associates, Inc.*(a)	329,072	10,806,725

		74,588,785

Software — 8.5%
Aspen Technology, Inc.*(a)	631,909	6,445,472
Blackboard, Inc.*(a)	181,762	6,866,968
Informatica Corp.*	496,588	11,212,957
Lawson Software, Inc.*	1,079,084	6,733,484
Manhattan Associates, Inc.*	341,555	6,899,411
MICROS Systems, Inc.*	227,439	6,866,383
Nice Systems, Ltd. (ADR)*	267,975	8,157,159
Pegasystems, Inc.(a)	2,181	75,310
Quest Software, Inc.*	382,289	6,441,570
Sybase, Inc.*(a)	248,104	9,651,246
Websense, Inc.*	384,176	6,454,157

		75,804,117

Specialty Retail — 2.8%
Group 1 Automotive, Inc.(a)	222,204	5,966,177
HOT Topic, Inc.*	836,293	6,263,835
Tractor Supply Co.*(a)	123,300	5,970,186
Williams-Sonoma, Inc.	348,924	7,058,732

		25,258,930

Textiles, Apparel & Luxury Goods — 0.8%
Warnaco Group, Inc. (The)*	159,614	7,000,670

Trading Companies & Distributors — 0.7%
Watsco, Inc.(a)	112,535	6,066,762

Wireless Telecommunication Services — 0.9%
SBA Communications Corp.*	307,165	8,302,670

Total Common Stocks (Cost $848,533,956)		885,820,739

Security Description	Shares/Par Amount	Value
Short-Term Investments — 11.1%
Mutual Funds — 8.7%
State Street Navigator Securities Lending Trust Prime Portfolio (b)	77,290,591	$77,290,591

Repurchase Agreement — 2.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $21,492,006 on 10/01/09 collateralized by $21,110,000 FHLB at 4.375% due 09/17/10 with a value of $21,924,846.	$21,492,000	21,492,000

Total Short-Term Investments (Cost $98,782,591)		98,782,591

TOTAL INVESTMENTS — 110.0% (Cost $947,316,547#)		984,603,330

Other Assets and Liabilities (net) — (10.0)%		(89,117,632)

NET ASSETS — 100.0%		$895,485,698

Portfolio Footnotes:

*	Non-income producing security.

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $107,673,565 and $70,386,782 respectively, resulting in a net unrealized appreciation of $37,286,783.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $74,420,318 and the collateral received consisted of cash in the amount of $77,290,591. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,797,405	$—	$—	$17,797,405
Air Freight & Logistics	13,622,670	—	—	13,622,670
Auto Components	5,710,142	—	—	5,710,142
Biotechnology	45,990,465	—	—	45,990,465
Capital Markets	35,872,275	—	—	35,872,275
Chemicals	5,193,318	—	—	5,193,318
Commercial & Professional Services	25,462,040	—	—	25,462,040
Commercial Banks	19,534,756	—	—	19,534,756
Communications Equipment	36,084,446	—	—	36,084,446
Construction & Engineering	11,175,515	—	—	11,175,515
Containers & Packaging	10,628,614	—	—	10,628,614
Electric Utilities	7,546,064	—	—	7,546,064
Electrical Equipment	17,795,115	—	—	17,795,115
Electronic Equipment, Instruments & Components	23,488,152	—	—	23,488,152
Energy Equipment & Services	27,315,607	—	—	27,315,607
Food Products	5,429,758	—	—	5,429,758
Health Care Equipment & Supplies	34,954,468	—	—	34,954,468
Health Care Providers & Services	38,265,523	—	—	38,265,523
Health Care Technology	21,520,884	—	—	21,520,884
Hotels, Restaurants & Leisure	55,253,002	—	—	55,253,002
Household Products	8,708,569	—	—	8,708,569
Insurance	12,741,882	—	—	12,741,882
Internet & Catalog Retail	6,771,292	—	—	6,771,292
Internet Software & Services	26,366,123	—	—	26,366,123
IT Services	40,444,253	—	—	40,444,253
Leisure Equipment & Products	1,861,303	—	—	1,861,303
Life Sciences Tools & Services	17,753,493	—	—	17,753,493
Machinery	18,218,913	—	—	18,218,913
Media	12,961,767	—	—	12,961,767
Metals & Mining	4,111,868	—	—	4,111,868
Multiline Retail	6,836,190	—	—	6,836,190
Oil, Gas & Consumable Fuels	40,513,766	—	—	40,513,766
Pharmaceuticals	7,093,441	—	—	7,093,441
Professional Services	10,342,551	—	—	10,342,551
Real Estate Investment Trusts (REITs)	5,788,148	—	—	5,788,148
Road & Rail	9,645,027	—	—	9,645,027
Semiconductors & Semiconductor Equipment	74,588,785	—	—	74,588,785
Software	75,804,117	—	—	75,804,117
Specialty Retail	25,258,930	—	—	25,258,930
Textiles, Apparel & Luxury Goods	7,000,670	—	—	7,000,670
Trading Companies & Distributors	6,066,762	—	—	6,066,762
Wireless Telecommunication Services	8,302,670	—	—	8,302,670

Total Common Stocks	885,820,739	—	—	885,820,739

Short-Term Investments
Mutual Funds	77,290,591	—	—	77,290,591
Repurchase Agreement	—	21,492,000	—	21,492,000

Total Short-Term Investments	77,290,591	21,492,000	—	98,782,591

TOTAL INVESTMENTS	$963,111,330	$21,492,000	—	$984,603,330

Met Investors Series Trust

Met/Franklin Income Portfolio

Portfolio of Investments (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Domestic Bonds & Debt Securities — 50.6%
Capital Markets — 0.5%
Merrill Lynch & Co., Inc. 6.875%, due 04/25/18	$500,000	$528,651
Morgan Stanley 5.300%, due 03/01/13	500,000	524,324

		1,052,975

Chemicals — 0.1%
Ineos Group Holdings Plc 7.875%, due 02/15/16(144A)(a)	158,000	113,832
Nalco Co. 8.250%, due 05/15/17(144A)(a)	100,000	105,500

		219,332

Commercial & Professional Services — 2.0%
Allied Waste North America, Inc. 6.125%, due 02/15/14	1,250,000	1,282,015
Hertz Corp.
8.875%, due 01/01/14(b)	2,175,000	2,207,625
Class A 10.500%, due 01/01/16(b)	1,000,000	1,045,000

		4,534,640

Commercial Banks — 1.0%
Wells Fargo Capital XIII 7.700%, due 12/29/49(c)	300,000	265,500
Wells Fargo Capital XV 9.750%, due 09/26/44(b)(c)	1,835,000	1,917,575

		2,183,075

Consumer Finance — 2.3%
American Express Credit Corp. 7.300%, due 08/20/13	500,000	554,968
Ford Motor Credit Co. LLC
9.750%, due 09/15/10	1,000,000	1,022,117
8.000%, due 06/01/14 (b)	2,000,000	1,923,816
12.000%, due 05/15/15	1,500,000	1,654,591

		5,155,492

Diversified Financial Services — 4.1%
Bank of America Corp. 8.125%, due 12/29/49(c)	1,500,000	1,335,435
Credit Suisse Securities USA LLC
12.000%, due 07/22/10	21,000	481,845
11.000%, due 09/03/10	50,000	1,048,500
General Motors Acceptance Corp. LLC
7.750%, due 01/19/10 (144A)(a)(b)	652,000	654,445
6.875%, due 09/15/11 (144A)(a)	2,126,000	2,030,330
JPMorgan Chase & Co. 7.900%, due 12/31/49(c)	2,750,000	2,648,517
Petroplus Finance, Ltd.
6.750%, due 05/01/14 (144A)(a)	800,000	753,000
7.000%, due 05/01/17 (144A)(a)	455,000	416,325
Washington Mutual Preferred Funding LLC 9.750%, due 10/29/49(144A)(a)(d)	100,000	1,500

		9,369,897

Diversified Telecommunication Services — 0.4%
Wind Acquisition Finance S.A. 11.750%, due 07/15/17(144A)(a)	900,000	1,019,250

Electric Utilities — 3.7%
Aquila, Inc. 11.875%, due 07/01/12	930,000	1,074,569
Arizona Public Service Co. 8.750%, due 03/01/19	500,000	606,380
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.000%, due 06/01/16(144A)(a)(b)	500,000	515,000
CMS Energy Corp. 8.750%, due 06/15/19(b)	500,000	546,396
Public Service Co. of New Mexico 7.950%, due 05/15/18	400,000	404,058
Texas Competitive Electric Holdings Co. LLC

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

10.250%, due 11/01/15 (b)	$6,400,000	$4,640,000
Series B 10.250%, 11/01/15	825,000	598,125

		8,384,528

Electronic Equipment, Instruments & Components — 0.2%
Sanmina-SCI Corp. 6.750%, due 03/01/13(b)	500,000	477,500

Energy Equipment & Services — 1.7%
Pride International Inc. 8.500%, due 06/15/19(b)	1,000,000	1,105,000
SEACOR Holdings, Inc. 7.375%, due 10/01/19	1,000,000	1,006,246
SESI LLC 6.875%, due 06/01/14	790,000	758,400
Weatherford International, Ltd.
9.625%, due 03/01/19	200,000	250,776
9.875%, due 03/01/39 (b)	500,000	672,199

		3,792,621

Entertainment & Leisure — 0.2%
Regal Cinemas Corp. 8.625%, due 07/15/19(144A)(a)	400,000	416,000

Food & Staples Retailing — 0.4%
SUPERVALU, Inc. 8.000%, due 05/01/16(b)	1,000,000	1,040,000

Food Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14(144A)(a)	560,000	604,800
Tyson Foods, Inc. 10.500%, due 03/01/14(144A)(a)	200,000	227,500

		832,300

Health Care Providers & Services — 6.5%
Community Health Systems, Inc. 8.875%, due 07/15/15(b)	700,000	719,250
DaVita, Inc.
7.250%, due 03/15/15	200,000	199,000
6.625%, due 03/15/13	1,000,000	995,000
HCA, Inc.
6.375%, due 01/15/15	750,000	671,250
9.250%, due 11/15/16	2,500,000	2,590,625
8.500%, due 04/15/19 (144A)(a)	1,000,000	1,050,000
7.875%, due 02/15/20 (144A)(a)	1,000,000	1,006,250
Tenet Healthcare Corp.
9.250%, due 02/01/15	2,400,000	2,517,000
7.375%, due 02/01/13	3,725,000	3,706,375
US Oncology Holdings, Inc.
6.428%, due 03/15/12 (c)(e)	812,170	710,649
9.125%, due 08/15/17 (144A)(a)	550,000	581,625

		14,747,024

Hotels, Restaurants & Leisure — 2.0%
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250%, due 06/01/17(144A)(a)	1,000,000	1,032,500
Host Hotels & Resorts LP
7.125%, due 11/01/13	750,000	744,375
6.875%, due 11/01/14 (b)	575,000	564,937
9.000%, due 05/15/17 (144A)(a)(b)	300,000	318,750
MGM MIRAGE, Inc.
6.750%, due 04/01/13	200,000	168,250
13.000%, due 11/15/13 (144A)(a)	500,000	575,000
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16(144A)(a)(b)	500,000	535,000
Wyndham Worldwide Corp. 9.875%, due 05/01/14	500,000	537,736

		4,476,548

Household Durables — 0.1%
Jarden Corp. 8.000%, due 05/01/16	200,000	207,000

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

KB HOME 6.375%, due 08/15/11	$21,000	$21,315

		228,315

Insurance — 1.3%
Aflac, Inc. 8.500%, due 05/15/19	2,000,000	2,388,210
Liberty Mutual Group, Inc. 10.750%, due 06/15/58(144A)(a)(c)	500,000	482,500

		2,870,710

Machinery — 0.4%
Terex Corp. 8.000%, due 11/15/17(b)	1,000,000	922,500

Manufacturing — 0.8%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	300,000	354,822
RBS Global, Inc./Rexnord Corp.
9.500%, due 08/01/14	625,000	609,375
11.750%, due 08/01/16	500,000	455,000
RBS Global, Inc./Rexnord LLC 9.500%, due 08/01/14(144A)(a)	423,000	412,425

		1,831,622

Media — 4.9%
Cablevision Systems Corp., Series B 8.000%, due 04/15/12	475,000	497,562
CBS Corp. 8.875%, due 05/15/19(b)	1,000,000	1,104,750
CCH I Holdings LLC 11.750%, due 05/15/14(d)	500,000	7,500
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15(d)	700,000	133,000
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10(d)	2,000,000	2,260,000
Cinemark USA, Inc. 8.625%, due 06/15/19(144A)(a)	1,000,000	1,038,750
Dex Media West, Series B
8.500%, due 08/15/10 (d)	606,000	521,160
9.875%, due 08/15/13 (b)(d)	500,000	91,250
Dex Media, Inc.
8.000%, due 11/15/13 (d)	950,000	166,250
9.000%, due 11/15/13 (d)	745,000	130,375
DirecTV Holdings LLC/DirecTV Financing Co. 7.625%, due 05/15/16	200,000	215,000
DISH DBS Corp. 7.875%, due 09/01/19(144A)(a)	2,500,000	2,537,500
EchoStar DBS Corp.
6.375%, due 10/01/11 (b)	750,000	766,875
7.750%, due 05/31/15	500,000	512,500
Lamar Media Corp. 9.750%, due 04/01/14	300,000	326,250
R.H. Donnelley Corp.
8.875%, due 01/15/16-10/15/17 (d)	2,430,000	151,875
6.875%, due 01/15/13 (d)	1,365,000	85,313
Univision Communications, Inc. 12.000%, due 07/01/14(144A)(a)	500,000	543,750

		11,089,660

Metals & Mining — 1.8%
Anglo American Capital Plc 9.375%, due 04/08/14(144A)(a)	900,000	1,049,483
ArcelorMittal 9.850%, due 06/01/19	500,000	592,363
Arch Coal, Inc. 8.750%, due 08/01/16(144A)(a)	400,000	414,000
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	500,000	532,616
Rio Tinto Finance USA, Ltd. 8.950%, due 05/01/14	500,000	590,659
Teck Resources, Ltd.
9.750%, due 05/15/14	400,000	442,000
10.750%, due 05/15/19	400,000	467,000

		4,088,121

Multiline Retail — 0.8%
Dollar General Corp.
10.625%, due 07/15/15	50,000	55,500

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

11.875%, due 07/15/17 (e)	$1,500,000	$1,695,000

		1,750,500

Oil & Gas Exploration & Production — 0.1%
Sabine Pass LNG LP 7.250%, due 11/30/13	150,000	134,625

Oil, Gas & Consumable Fuels — 9.5%
Bill Barrett Corp. 9.875%, due 07/15/16	250,000	264,375
Callon Petroleum Co. 9.750%, due 12/08/10	546,000	215,670
Chesapeake Energy Corp.
9.500%, due 02/15/15 (b)	1,000,000	1,057,500
6.500%, due 08/15/17 (b)	600,000	553,500
7.250%, due 12/15/18	2,000,000	1,900,000
6.875%, due 11/15/20	485,000	434,075
Dynegy Holdings, Inc.
6.875%, due 04/01/11 (b)	1,500,000	1,530,000
8.375%, due 05/01/16	1,430,000	1,344,200
7.500%, due 06/01/15	600,000	558,000
7.750%, due 06/01/19	616,000	528,220
El Paso Corp.
12.000%, due 12/12/13 (b)	400,000	458,000
7.250%, due 06/01/18	500,000	494,294
Forest Oil Corp.
8.500%, due 02/15/14 (144A)(a)	1,000,000	1,012,500
7.250%, due 06/15/19 (b)	732,000	688,080
Holly Corp. 9.875%, due 06/15/17(144A)(a)	1,000,000	1,027,500
Mariner Energy, Inc.
7.500%, due 04/15/13	200,000	194,000
11.750%, due 06/30/16	500,000	541,250
Newfield Exploration Co. 6.625%, due 04/15/16	1,057,000	1,041,145
Petrohawk Energy Corp.
10.500%, due 08/01/14 (144A)(a)	400,000	432,000
7.875%, due 06/01/15	1,430,000	1,415,700
Pioneer Natural Resources Co.
6.650%, due 03/15/17	250,000	239,156
6.875%, due 05/01/18	530,000	508,436
Plains Exploration & Production Co.
7.750%, due 06/15/15	500,000	498,750
10.000%, due 03/01/16	500,000	541,250
Quicksilver Resources, Inc. 11.750%, due 01/01/16	300,000	332,250
SandRidge Energy, Inc.
9.875%, due 05/15/16 (144A)(a)	400,000	419,000
8.000%, due 06/01/18 (144A)(a)	150,000	145,125
W&T Offshore, Inc. 8.250%, due 06/15/14(144A)(a)	1,230,000	1,125,450
Western Refining, Inc. 11.250%, due 06/15/17(144A)(a)	1,000,000	945,000
Williams Cos., Inc. (The) 8.750%, due 01/15/20	500,000	575,828
Woodside Finance, Ltd.
8.125%, due 03/01/14 (144A)(a)	100,000	112,360
8.750%, due 03/01/19 (144A)(a)	400,000	472,337

		21,604,951

Paper & Forest Products — 0.2%
NewPage Corp. 10.000%, due 05/01/12	800,000	532,000

Real Estate — 0.6%
Duke Realty LP
6.250%, due 05/15/13 (b)	500,000	501,023
5.950%, due 02/15/17	900,000	830,796

		1,331,819

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Real Estate Investment Trusts (REITs) — 1.3%
HCP, Inc. 6.700%, due 01/30/18	$696,000	$670,691
Host Marriott LP 6.375%, due 03/15/15	1,300,000	1,238,250
iStar Financial, Inc.
5.150%, due 03/01/12 (b)	500,000	302,500
8.625%, due 06/01/13	350,000	224,000
Simon Property Group, LP 10.350%, due 04/01/19	500,000	623,223

		3,058,664

Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor, Inc.
8.875%, due 12/15/14 (b)	1,000,000	770,000
10.125%, due 12/15/16	101,000	67,670

		837,670

Software — 0.6%
First Data Corp. 9.875%, due 09/24/15(b)	1,550,000	1,439,562

Specialty Retail — 0.5%
Limited Brands, Inc. 8.500%, due 06/15/19(144A)(a)(b)	1,000,000	1,047,862

Tobacco — 0.4%
Alliance One International, Inc. 10.000%, due 07/15/16(144A)(a)(b)	250,000	259,375
Altria Group, Inc. 8.500%, due 11/10/13	500,000	580,431

		839,806

Utilities — 1.0%
Energy Future Holdings Corp.
10.875%, due 11/01/17	2,100,000	1,596,000
11.250%, due 11/01/17 (e)	50,000	33,250
Series P 5.550%, 11/15/14	1,130,000	776,815

		2,406,065

Wireless Telecommunication Services — 0.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17(144A)(a)(b)	400,000	416,000
Crown Castle International Corp. 9.000%, due 01/15/15(b)	250,000	263,125
Qwest Corp. 8.375%, due 05/01/16(144A)(a)	200,000	208,000

		887,125

Total Domestic Bonds & Debt Securities (Cost $104,244,198)		114,602,759

Convertible Bonds — 3.3%
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)
12.500%, due 04/01/10 (144A)(a)	10,000	403,422
10.550%, due 07/21/10 (144A)(a)	20,000	1,211,338
9.000%, due 08/20/10	30,000	1,249,092

		2,863,852

Hotels, Restaurants & Leisure — 0.4%
Host Hotels & Resorts LP 3.250%, due 04/15/24(144A)(a)	1,000,000	1,005,000

Pharmaceuticals — 0.3%
Mylan, Inc. 3.750%, due 09/15/15(144A)(a)	500,000	698,640

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc. 0.790%, due 10/01/12(c)	500,000	252,500
Vornado Realty Trust 2.850%, due 04/01/27(b)	1,000,000	956,250

		1,208,750

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount/Shares	Value
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc. 5.750%, due 08/15/12	$2,000,000	$1,712,840

Total Convertible Bonds (Cost $6,055,001)		7,489,082

Loan Participation — 1.1%
Freescale Semiconductor, Inc. 12.500%, due 12/15/14	885,863	893,247
Allison Transmission, Inc. 4.967%, due 08/07/14	493,879	432,764
Clear Channel Communications 5.086%, due 11/13/15	881,000	667,357
Idearc, Inc. 2.940%, due 11/17/13	292,883	126,149
Texas Competitive Electric Holdings Co. LLC 4.752%, due 10/10/14	496,212	396,407

Total Loan Participation (Cost $2,689,609)		2,515,924

Common Stocks — 25.0%
Beverages — 0.4%
Diageo Plc	60,000	922,869

Capital Markets — 0.1%
Legg Mason, Inc.(b)	4,440	137,773

Commercial Banks — 1.6%
Barclays Plc*	50,000	295,879
HSBC Holdings Plc	37,000	424,110
Wells Fargo & Co.(b)	100,000	2,818,000

		3,537,989

Consumer Finance — 0.8%
Capital One Financial Corp.(b)	54,000	1,929,420

Diversified Financial Services — 3.8%
Bank of America Corp.(b)	250,000	4,230,000
Citigroup, Inc.	449,845	2,177,250
JPMorgan Chase & Co.(b)	50,000	2,191,000

		8,598,250

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	60,000	1,620,600
Verizon Communications, Inc.	31,200	944,424

		2,565,024

Electric Utilities — 5.0%
American Electric Power Co., Inc.(b)	47,700	1,478,223
Duke Energy Corp.(b)	150,000	2,361,000
FirstEnergy Corp.(b)	25,000	1,143,000
FPL Group, Inc.(b)	17,500	966,525
Pinnacle West Capital Corp.(b)	15,000	492,300
Portland General Electric Co.(b)	50,000	986,000
Progress Energy, Inc.(b)	40,000	1,562,400
Southern Co.(b)	71,800	2,273,906

		11,263,354

Gas Utilities — 0.3%
AGL Resources, Inc.(b)	20,000	705,400

Metals & Mining — 0.8%
Newmont Mining Corp.	40,900	1,800,418

Multi-Utilities — 5.2%
Ameren Corp.(b)	60,000	1,516,800
Consolidated Edison, Inc.(b)	20,000	818,800
Dominion Resources, Inc.(b)	50,000	1,725,000
PG&E Corp.(b)	60,000	2,429,400
Public Service Enterprise Group, Inc.(b)	30,000	943,200

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Sempra Energy(b)	30,000	$1,494,300
TECO Energy, Inc.(b)	80,000	1,126,400
Xcel Energy, Inc.(b)	91,927	1,768,676

		11,822,576

Oil, Gas & Consumable Fuels — 2.8%
Canadian Oil Sands Trust	100,000	2,868,069
ConocoPhillips Co.(b)	50,000	2,258,000
Spectra Energy Corp.(b)	60,000	1,136,400

		6,262,469

Pharmaceuticals — 2.1%
Abbott Laboratories(b)	10,000	494,700
Johnson & Johnson	15,000	913,350
Merck & Co., Inc.(b)	110,000	3,479,300

		4,887,350

Real Estate Investment Trusts (REITs) — 0.5%
Duke Realty Corp. (REIT)(b)	83,800	1,006,438
iStar Financial, Inc.*(b)	21,300	64,752

		1,071,190

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.(b)	60,000	1,174,200

Total Common Stocks (Cost $53,025,345)		56,678,282

Preferred Stocks — 0.1%
Diversified Financial Services — 0.1%
Preferred Blocker, Inc. 7.000%, due 12/31/11 (144A) (a)	141	81,996

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. 8.375%, due 12/31/12*	10,300	19,081
Federal National Mortgage Assoc. 8.250%, due 12/31/10*	6,900	11,109

		30,190

Total Preferred Stocks (Cost $453,376)		112,186

Convertible Preferred Stocks — 3.2%
Automobiles — 0.0%
General Motors Corp. 6.250%, due 07/15/33	15,000	48,750

Commercial Banks — 0.8%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	1,900	1,696,700

Diversified Financial Services — 1.1%
Bank of America Corp. 7.250%, due 12/31/49	3,000	2,549,970

Health Care Providers & Services — 0.5%
Tenet Healthcare Corp. 7.000%, due 10/01/12*	1,100	1,127,500

Oil, Gas & Consumable Fuels — 0.6%
McMoRan Exploration Co. 8.000%, due 12/31/49*	400	535,200
SandRidge Energy, Inc. 8.500%, due 12/31/49(144A)(a)*	5,000	874,525

		1,409,725

Real Estate Investment Trusts (REITs) — 0.2%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49	34,000	417,561

Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	3,800	8,968

Total Convertible Preferred Stocks (Cost $6,495,880)		7,259,174

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 41.7%
Discount Notes — 9.1%
Federal Farm Credit 0.000%, due 10/01/09(f)	$10,500,000	$10,500,000
Federal Home Loan Bank 0.010%, due 10/01/09(f)	10,050,000	10,050,000

		20,550,000

Mutual Funds — 26.1%
State Street Navigator Securities Lending Trust Prime Portfolio (g)	59,256,719	59,256,719

Repurchase Agreement — 6.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $14,685,004 on 10/01/09 collateralized by $14,995,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $14,983,004.	$14,685,000	14,685,000

Total Short-Term Investments (Cost $94,491,719)		94,491,719

TOTAL INVESTMENTS — 125.2% (Cost $267,455,128#)		283,149,126

Other Assets and Liabilities (net) — (25.2)%		(56,625,965)

TOTAL NET ASSETS — 100.0%		$226,523,161

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $22,161,049 and $6,467,051 respectively, resulting in a net unrealized appreciation of $15,693,998.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $29,933,057 of net assets.
(b)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $57,842,796 and the collateral received consisted of cash in the amount of $59,256,719. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Capital Markets	$—	$1,052,975	$—	$1,052,975
Chemicals	—	219,332	—	219,332
Commercial & Professional Services	—	4,534,640	—	4,534,640
Commercial Banks	—	2,183,075	—	2,183,075
Consumer Finance	—	5,155,492	—	5,155,492
Diversified Financial Services	481,845	8,888,052	—	9,369,897
Diversified Telecommunication Services	—	1,227,250	—	1,227,250
Electric Utilities	—	8,384,528	—	8,384,528
Electronic Equipment, Instruments & Components	—	477,500	—	477,500
Energy Equipment & Services	—	3,792,621	—	3,792,621
Entertainment & Leisure	—	416,000	—	416,000
Food & Staples Retailing	—	1,040,000	—	1,040,000
Food Products	—	832,300	—	832,300
Health Care Providers & Services	—	14,747,024	—	14,747,024
Hotels, Restaurants & Leisure	—	4,476,548	—	4,476,548
Household Durables	—	228,315	—	228,315
Insurance	—	2,870,710	—	2,870,710
Machinery	—	922,500	—	922,500
Manufacturing	—	1,831,622	—	1,831,622
Media	—	11,089,660	—	11,089,660
Metals & Mining	—	4,088,121	—	4,088,121
Multiline Retail	—	1,750,500	—	1,750,500
Oil & Gas Exploration & Production	—	134,625	—	134,625
Oil, Gas & Consumable Fuels	—	21,604,951	—	21,604,951
Paper & Forest Products	—	532,000	—	532,000
Real Estate	—	1,331,819	—	1,331,819
Real Estate Investment Trusts (REITs)	—	3,058,664	—	3,058,664
Semiconductors & Semiconductor Equipment	—	837,670	—	837,670
Software	—	1,439,562	—	1,439,562
Specialty Retail	—	1,047,862	—	1,047,862
Tobacco	—	839,806	—	839,806
Utilities	—	2,406,065	—	2,406,065
Wireless Telecommunication Services	—	679,125	—	679,125

Total Domestic Bonds & Debt Securities	481,845	114,120,914	—	114,602,759

Convertible Bonds
Capital Markets	—	2,863,852	—	2,863,852
Hotels, Restaurants & Leisure	—	1,005,000	—	1,005,000
Pharmaceuticals	—	698,640	—	698,640
Real Estate Investment Trusts (REITs)	—	1,208,750	—	1,208,750
Semiconductors & Semiconductor Equipment	—	1,712,840	—	1,712,840

Total Convertible Bonds	—	7,489,082	—	7,489,082

Loan Participation	—	2,515,924	—	2,515,924

Common Stocks
Beverages	—	922,869	—	922,869

Capital Markets	137,773	—	—	137,773
Commercial Banks	2,818,000	719,989	—	3,537,989
Consumer Finance	1,929,420	—	—	1,929,420
Diversified Financial Services	8,598,250	—	—	8,598,250
Diversified Telecommunication Services	2,565,024	—	—	2,565,024
Electric Utilities	11,263,354	—	—	11,263,354
Gas Utilities	705,400	—	—	705,400
Metals & Mining	1,800,418	—	—	1,800,418
Multi-Utilities	11,822,576	—	—	11,822,576
Oil, Gas & Consumable Fuels	6,262,469	—	—	6,262,469
Pharmaceuticals	4,887,350	—	—	4,887,350
Real Estate Investment Trusts (REITs)	1,071,190	—	—	1,071,190
Semiconductors & Semiconductor Equipment	1,174,200	—	—	1,174,200

Total Common Stocks	55,035,424	1,642,858	—	56,678,282

Preferred Stocks
Diversified Financial Services	81,996	—	—	81,996
Thrifts & Mortgage Finance	11,109	19,081	—	30,190

Total Preferred Stocks	93,105	19,081	—	112,186
Convertible Preferred Stocks
Automobiles	—	48,750	—	48,750
Commercial Banks	1,696,700	—	—	1,696,700
Diversified Financial Services	2,549,970	—	—	2,549,970
Health Care Providers & Services	—	1,127,500	—	1,127,500
Oil, Gas & Consumable Fuels	—	1,409,725	—	1,409,725
Real Estate Investment Trusts (REITs)	417,561	—	—	417,561
Thrifts & Mortgage Finance	—	8,968	—	8,968

Total Convertible Preferred Stocks	4,664,231	2,594,943	—	7,259,174

Short-Term Investments
Discount Notes	—	20,550,000	—	20,550,000
Mutual Funds	59,256,719	—	—	59,256,719
Repurchase Agreement	—	14,685,000	—	14,685,000

Total Short-Term Investments	59,256,719	35,235,000	—	94,491,719

TOTAL INVESTMENTS	119,531,324	163,617,802	—	283,149,126

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Portfolio of Investments (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Domestic Bonds & Debt Securities — 1.6%
Diversified Consumer Services — 0.0%
Spectrum Brands, Inc. 1.000%, due 04/01/13	$51,503	$49,213

		49,213

Diversified Financial Services — 0.6%
CIT Group, Inc.
0.773%, due 11/03/10(a)	370,000	255,650
4.750%, due 12/15/10	502,000	346,878
5.600%, due 04/27/11(b)	529,000	360,312
5.400%, due 02/13/12(b)	629,000	413,032
5.800%, due 10/01/36	2,058,000	1,236,035
Series A 7.625%, due 11/30/12(b)	1,448,000	943,683
Series A 6.000%, due 04/01/36	823,000	476,599

		4,032,189

Electrical Equipment — 0.3%
Texas Competitive Electric Holding LLC 3.754%, due 10/10/14(a)	2,557,010	2,042,706

Insurance — 0.3%
American General Finance Corp.
5.850%, due 06/01/13(b)	203,000	153,801
6.900%, due 12/15/17	2,850,000	1,996,037

		2,149,838

IT Services — 0.0%
First Data Corp.
2.996%, due 09/24/14(a)	167,392	144,527
3.036%, due 09/24/14(a)	204,216	176,366

		320,893

Media — 0.4%
Charter Communications, Inc. 6.250%, due 03/06/14	3,014,715	2,849,841

Total Domestic Bonds & Debt Securities (Cost $9,576,333)		11,444,680

Loan Participation — 1.7%
Boston Generating LLC
0.158%, due 12/21/13(a)	31,775	23,354
2.533%, due 12/21/13(a)	109,010	80,123
Calpine 3.165%, due 03/29/14(a)	3,237,485	2,973,500
Charter Communications, Inc. 7.250%, due 03/06/14(a)	171,459	173,818
CIT Group 13.000%, due 01/20/12	1,354,000	1,400,909
First Data Corp. 3.036%, due 09/24/14(a)	46,525	40,065
Lyondell 13.000%, due 12/15/09(a)	175,500	183,358
Realogy Corp.
0.301%, due 10/10/13(a)	727,194	616,802
3.254%, due 10/10/13(a)	5,472,641	4,200,252
3.254%, due 10/10/13(a)	2,701,005	2,290,979
13.500%, due 10/15/17	273,000	273,000
Spectrum Brands, Inc. 1.000%, due 03/29/13	154,121	214,748
Texas Competitive Electric Holdings LLC 3.754%, due 10/10/14(a)	462,781	369,699

Total Loan Participation (Cost $12,335,496)		12,840,607

Security Description	Shares	Value
Common Stocks — 86.7%
Aerospace & Defense — 0.8%
GenCorp, Inc.*(b)	143,356	768,388

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

United Technologies Corp.	80,771	$4,921,377

		5,689,765

Air Freight & Logistics — 0.4%
TNT N.V.	116,505	3,131,073

Airlines — 0.0%
ACE Aviation Holdings, Inc. - Class A*	805	3,784

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)*	52,072	886,786

Automobiles — 0.5%
Daimler AG	69,479	3,497,439

Beverages — 5.6%
Brown-Forman Corp. - Class B(b)	55,753	2,688,410
Carlsberg A.S. - Class B	50,070	3,643,597
Dr Pepper Snapple Group, Inc.*	500,058	14,376,667
Lion Nathan, Ltd.	133,783	1,351,169
Pepsi Bottling Group, Inc. (The)	213,100	7,765,364
PepsiAmericas, Inc.	78,900	2,253,384
Pernod Ricard S.A.(b)	122,994	9,779,139

		41,857,730

Building Products — 0.6%
Owens Corning, Inc.*(b)	203,262	4,563,232

Capital Markets — 0.8%
Deutsche Bank AG	48,512	3,723,249
UBS AG*	133,696	2,447,240

		6,170,489

Chemicals — 1.3%
Linde AG	88,384	9,591,555

Commercial Banks — 1.2%
Barclays Plc*	948,059	5,610,212
Intesa Sanpaolo*	755,414	3,342,828

		8,953,040

Communications Equipment — 1.1%
Motorola, Inc.	956,826	8,219,135

Computers & Peripherals — 1.9%
Dell, Inc.*	670,639	10,233,951
Sun Microsystems, Inc.*	463,216	4,210,634

		14,444,585

Containers & Packaging — 0.0%
Temple-Inland, Inc.(b)	13,266	217,828

Diversified Consumer Services — 0.5%
H&R Block, Inc.	89,052	1,636,776
Hillenbrand, Inc.	90,072	1,834,766

		3,471,542

Diversified Financial Services — 1.0%
Bank of America Corp.	158,535	2,682,412
Deutsche Boerse AG	61,792	5,048,438

		7,730,850

Diversified Telecommunication Services — 3.2%
Cable & Wireless Plc	1,317,834	3,028,366
Koninklijke (Royal) KPN N.V.	629,003	10,434,854
Qwest Communications International, Inc.(b)	831,051	3,166,304

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Telefonica S.A.	262,881	$7,253,651

		23,883,175

Electric Utilities — 2.7%
E. On AG	267,484	11,354,331
Entergy Corp.	51,521	4,114,467
Exelon Corp.	90,113	4,471,407

		19,940,205

Electronic Equipment, Instruments & Components — 0.6%
Tyco Electronics, Ltd.	214,125	4,770,705

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.(b)	67,691	2,887,698
Exterran Holdings, Inc.*(b)	18,513	439,499
Pride International, Inc.*(b)	117,147	3,565,955
Transocean, Ltd.*	135,055	11,551,254

		18,444,406

Food & Staples Retailing — 6.4%
Carrefour S.A.	157,783	7,160,888
CVS Caremark Corp.	602,163	21,521,306
Kroger Co. (The)	458,649	9,466,515
SUPERVALU, Inc.(b)	315,015	4,744,126
Wal-Mart Stores, Inc.	95,715	4,698,649

		47,591,484

Food Products — 6.2%
Cadbury Plc	755,013	9,701,618
General Mills, Inc.	95,726	6,162,840
Groupe Danone	68,205	4,124,733
Kraft Foods, Inc. - Class A	438,893	11,529,719
Nestle S.A.	334,436	14,248,399

		45,767,309

Gas Utilities — 0.6%
GDF Suez	94,917	4,242,271

Health Care Equipment & Supplies — 0.9%
Becton, Dickinson & Co.(b)	93,236	6,503,211

Health Care Providers & Services — 1.3%
Tenet Healthcare Corp.*(b)	1,653,338	9,721,627

Hotels, Restaurants & Leisure — 0.1%
Thomas Cook Group Plc	126,579	471,087

Independent Power Producers & Energy Traders — 0.7%
Constellation Energy Group, Inc.	170,476	5,518,308

Industrial Conglomerates — 4.5%
Keppel Corp., Ltd.	811,809	4,636,528
Koninklijke (Royal) Philips Electronics N.V.	41,625	1,014,293
Orkla A.S.A.	1,237,493	11,682,615
Siemens AG	105,473	9,773,535
Tyco International, Ltd.	171,421	5,910,596

		33,017,567

Insurance — 6.1%
ACE, Ltd.	147,971	7,910,530
Berkshire Hathaway, Inc. - Class B*	6,140	20,403,220
Conseco, Inc.*(b)	293,603	1,544,352
Genworth Financial, Inc. - Class A	49,500	591,525
Old Republic International Corp.(b)	386,790	4,711,102
Travelers Cos., Inc. (The)(b)	84,471	4,158,507
White Mountains Insurance Group, Ltd.	5,449	1,672,898

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Zurich Financial Services AG	17,493	$4,163,500

		45,155,634

IT Services — 0.2%
Perot Systems Corp. - Class A*	57,200	1,698,840

Leisure Equipment & Products — 2.1%
Eastman Kodak Co.(b)	225,113	1,076,040
Mattel, Inc.(b)	765,917	14,138,828

		15,214,868

Life Sciences Tools & Services — 0.2%
MDS, Inc.*	153,786	1,257,943

Marine — 1.0%
A.P. Moller - Maersk A.S. - Class B	1,021	7,063,132

Media — 6.2%
Comcast Corp. - Class A	735,347	11,824,380
News Corp. - Class A	1,413,742	16,950,767
Reed Elsevier Plc	129,662	972,322
Time Warner Cable, Inc.(b)	77,121	3,323,144
Virgin Media, Inc.(b)	915,006	12,736,883

		45,807,496

Metals & Mining — 0.7%
Anglo American Plc*	151,038	4,814,174

Office Electronics — 0.3%
Xerox Corp.	238,250	1,844,055

Oil, Gas & Consumable Fuels — 3.6%
Marathon Oil Corp.	338,033	10,783,253
Noble Energy, Inc.(b)	37,516	2,474,555
Royal Dutch Shell Plc - Class A(b)	305,831	8,746,376
Total S.A.	76,140	4,531,185

		26,535,369

Paper & Forest Products — 3.3%
Domtar Corp.*(b)	71,818	2,529,430
International Paper Co.	359,720	7,996,576
Weyerhaeuser Co.(b)	387,933	14,217,744

		24,743,750

Pharmaceuticals — 1.3%
Novartis AG	123,182	6,175,751
Wyeth	72,660	3,529,823

		9,705,574

Real Estate Investment Trusts (REITs) — 1.1%
Alexander’s, Inc.(b)	18,738	5,544,199
Link (The)	1,323,074	2,917,654
Ventas, Inc.(b)	365	14,053

		8,475,906

Real Estate Management & Development — 0.5%
Forestar Real Estate Group, Inc.*(b)	90,350	1,552,213
St. Joe Co. (The)*(b)	65,383	1,903,953

		3,456,166

Semiconductors & Semiconductor Equipment — 1.8%
LSI Corp.*(b)	1,531,848	8,409,846
Maxim Integrated Products, Inc.(b)	289,674	5,254,686

		13,664,532

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Software — 2.6%
Microsoft Corp.	756,264	$19,579,675

Tobacco — 9.8%
Altria Group, Inc.	849,312	15,126,247
British American Tobacco Plc	627,542	19,747,741
Imperial Tobacco Group Plc	531,771	15,384,991
Japan Tobacco, Inc.	1,608	5,491,606
KT&G Corp.	72,589	4,397,045
Lorillard, Inc.	33,199	2,466,686
Philip Morris International, Inc.	101,284	4,936,582
Reynolds American, Inc.(b)	115,444	5,139,567

		72,690,465

Wireless Telecommunication Services — 0.4%
Vodafone Group Plc	1,372,230	3,083,810

Total Common Stocks (Cost $544,701,091)		643,091,577

Purchased Option — 0.0%
S&P 500 Index, Expire 12/19/09, Strike Price $775 (Cost — $1,801,006)	30,200	108,720

Security Description	Shares/Par Amount	Value
Short-Term Investments — 29.2%
Discount Notes — 1.6%
Federal Home Loan Bank 0.010%, due 10/01/09	$11,700,000	11,700,000

Mutual Funds — 18.9%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	140,876,946	140,876,946

U.S. Treasuries — 8.7%
U.S. Treasury Bills
0.170%, due 10/01/09 (b)(d)	5,000,000	5,000,000
0.370%, due 10/08/09 (b)(d)	1,500,000	1,499,892
0.320%, due 10/15/09 (b)(d)	3,000,000	2,999,627
0.205%, due 10/22/09 (b)(d)	5,000,000	4,999,402
0.293%, due 10/29/09 (b)(d)	3,000,000	2,999,315
0.275%, due 11/27/09 (b)(d)	5,000,000	4,997,823
0.272%, due 12/03/09 (b)(d)	5,000,000	4,997,616
0.300%, due 12/10/09 (b)(d)	5,000,000	4,997,083
0.295%, due 12/17/09 (b)(d)	2,000,000	1,998,738
0.340%, due 12/24/09 (b)(d)	5,000,000	4,996,033
0.080%, due 01/07/10 (d)	5,000,000	4,998,911
0.235%, due 01/14/10 (b)(d)	5,000,000	4,996,573
0.270%, due 02/04/10 (b)(d)	5,000,000	4,995,275
0.245%, due 02/18/10 (b)(d)	2,000,000	1,998,095
0.245%, due 02/25/10 (b)(d)	3,000,000	2,996,999
0.184%, due 03/18/10 (b)(d)	5,000,000	4,995,708

		64,467,090

Total Short-Term Investments (Cost $217,044,058)		217,044,036

TOTAL INVESTMENTS — 119.2% (Cost $785,457,984#)		884,529,620

Other Assets and Liabilities (net) — (19.2)%		(142,650,414)

TOTAL NET ASSETS — 100.0%		$741,879,206

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $103,541,462 and $4,469,826 respectively, resulting in a net unrealized appreciation of $99,071,636.

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(b)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $137,158,935 and the collateral received consisted of cash in the amount of $140,876,946. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/17/2009	Bank of America Securities LLC	47,450	AUD	$41,703	$40,917	$786
10/23/2009	State Street Bank & Trust Co.	338,300	DKK	66,453	58,548	7,905
10/23/2009	State Street Bank & Trust Co.	1,300,000	DKK	255,360	243,585	11,775
10/13/2009	State Street Bank & Trust Co.	221,490	EUR	324,004	324,084	(80)
10/13/2009	State Street Bank & Trust Co.	220,291	EUR	322,251	323,892	(1,641)
10/20/2009	State Street Bank & Trust Co.	7,000,000	JPY	78,217	71,259	6,958
10/20/2009	State Street Bank & Trust Co.	35,400,000	JPY	395,554	383,569	11,985

						$37,688

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/17/2009	State Street Bank & Trust Co.	1,577,935	AUD	$1,386,830	$1,347,557	$(39,273)
5/10/2010	State Street Bank & Trust Co.	6,500,000	CHF	6,278,223	6,120,527	(157,696)
5/10/2010	State Street Bank & Trust Co.	368,500	CHF	355,927	341,457	(14,470)
5/10/2010	State Street Bank & Trust Co.	217,806	CHF	210,375	206,436	(3,939)
5/10/2010	Barclays Bank Plc	6,509,893	CHF	6,287,779	6,130,420	(157,359)
5/10/2010	Bank of America Securities LLC	2,015,637	CHF	1,946,864	1,902,334	(44,530)
5/10/2010	Bank of America Securities LLC	225,601	CHF	217,904	213,597	(4,307)
5/10/2010	Bank of America Securities LLC	550,000	CHF	531,234	538,476	7,242
10/23/2009	State Street Bank & Trust Co.	157,000	DKK	30,839	27,520	(3,319)
10/23/2009	State Street Bank & Trust Co.	358,000	DKK	70,322	61,039	(9,283)
10/23/2009	State Street Bank & Trust Co.	300,000	DKK	58,929	51,291	(7,638)
10/23/2009	State Street Bank & Trust Co.	320,000	DKK	62,858	55,555	(7,303)
10/23/2009	State Street Bank & Trust Co.	99,600	DKK	19,564	18,069	(1,495)
10/23/2009	State Street Bank & Trust Co.	360,000	DKK	70,715	64,760	(5,955)
10/23/2009	State Street Bank & Trust Co.	142,300	DKK	27,952	25,014	(2,938)
10/23/2009	State Street Bank & Trust Co.	585,800	DKK	115,069	102,026	(13,043)
10/23/2009	State Street Bank & Trust Co.	546,500	DKK	107,349	96,995	(10,354)
10/23/2009	State Street Bank & Trust Co.	373,000	DKK	73,269	66,567	(6,702)
10/23/2009	State Street Bank & Trust Co.	8,100,000	DKK	1,591,086	1,462,149	(128,937)
10/23/2009	State Street Bank & Trust Co.	1,100,000	DKK	216,073	204,218	(11,855)
10/23/2009	State Street Bank & Trust Co.	860,000	DKK	168,930	162,732	(6,198)
10/23/2009	State Street Bank & Trust Co.	1,100,000	DKK	216,073	209,593	(6,480)
10/23/2009	State Street Bank & Trust Co.	1,365,600	DKK	268,245	264,080	(4,165)
10/23/2009	State Street Bank & Trust Co.	510,300	DKK	100,238	97,472	(2,766)
10/23/2009	Bank of America Securities LLC	1,488,717	DKK	292,429	255,530	(36,899)
10/23/2009	Bank of America Securities LLC	55,200	DKK	10,843	9,832	(1,011)
10/23/2009	Bank of America Securities LLC	760,000	DKK	149,287	142,322	(6,965)
10/23/2009	Bank of America Securities LLC	180,200	DKK	35,397	35,323	(74)
10/23/2009	Bank of America Securities LLC	630,000	DKK	123,751	125,089	1,338
10/13/2009	State Street Bank & Trust Co.	708,000	EUR	1,035,690	1,000,135	(35,555)
10/13/2009	State Street Bank & Trust Co.	297,805	EUR	435,641	427,645	(7,996)
10/13/2009	State Street Bank & Trust Co.	942,190	EUR	1,378,272	1,374,551	(3,721)
10/13/2009	Deutsche Bank AG London	54,264,345	EUR	79,380,029	76,720,830	(2,659,199)
10/13/2009	Deutsche Bank AG London	380,000	EUR	555,879	546,444	(9,435)
10/13/2009	Bank of America Securities LLC	434,033	EUR	634,921	621,058	(13,863)
10/13/2009	Bank of America Securities LLC	6,120,000	EUR	8,952,578	8,954,478	1,900
10/13/2009	Bank of America Securities LLC	3,010,000	EUR	4,403,147	4,410,613	7,466
11/12/2009	State Street Bank & Trust Co.	339,541	GBP	543,247	558,267	15,020
11/12/2009	State Street Bank & Trust Co.	574,194	GBP	918,677	947,649	28,972
11/12/2009	State Street Bank & Trust Co.	65,925	GBP	105,477	109,399	3,922
11/12/2009	State Street Bank & Trust Co.	233,800	GBP	374,067	385,957	11,890
11/12/2009	State Street Bank & Trust Co.	98,902	GBP	158,237	163,710	5,473
11/12/2009	State Street Bank & Trust Co.	107,594	GBP	172,144	177,411	5,267

11/12/2009	State Street Bank & Trust Co.	76,686	GBP	$122,693	$126,387	$3,694
11/12/2009	State Street Bank & Trust Co.	146,702	GBP	234,715	240,489	5,774
11/12/2009	State Street Bank & Trust Co.	95,382	GBP	152,606	155,794	3,188
11/12/2009	State Street Bank & Trust Co.	150,940	GBP	241,495	242,501	1,006
11/12/2009	State Street Bank & Trust Co.	63,223	GBP	101,153	101,140	(13)
11/12/2009	State Street Bank & Trust Co.	63,452	GBP	101,520	100,946	(574)
11/12/2009	State Street Bank & Trust Co.	71,188	GBP	113,898	113,562	(336)
11/12/2009	Deutsche Bank AG London	27,786,199	GBP	44,456,335	46,044,510	1,588,175
11/12/2009	Bank of America Securities LLC	316,494	GBP	506,372	513,473	7,101
11/12/2009	Bank of America Securities LLC	1,900,000	GBP	3,039,892	3,166,882	126,990
11/12/2009	Bank of America Securities LLC	1,381,719	GBP	2,210,671	2,307,083	96,412
11/12/2009	Bank of America Securities LLC	350,000	GBP	559,980	579,652	19,672
11/12/2009	Bank of America Securities LLC	211,814	GBP	338,890	348,300	9,410
11/12/2009	Bank of America Securities LLC	513,232	GBP	821,142	833,427	12,285
11/12/2009	Bank of America Securities LLC	108,363	GBP	173,375	173,351	(24)
10/20/2009	State Street Bank & Trust Co.	88,512,000	JPY	989,021	895,870	(93,151)
10/20/2009	State Street Bank & Trust Co.	144,122,500	JPY	1,610,406	1,457,712	(152,694)
10/20/2009	State Street Bank & Trust Co.	16,397,833	JPY	183,227	168,402	(14,825)
10/20/2009	State Street Bank & Trust Co.	19,600,000	JPY	219,008	205,874	(13,134)
10/20/2009	State Street Bank & Trust Co.	29,500,000	JPY	329,629	300,799	(28,830)
10/20/2009	State Street Bank & Trust Co.	16,912,141	JPY	188,974	177,425	(11,549)
10/20/2009	State Street Bank & Trust Co.	9,412,000	JPY	105,168	99,648	(5,520)
10/20/2009	State Street Bank & Trust Co.	27,526,506	JPY	307,578	294,332	(13,246)
10/20/2009	State Street Bank & Trust Co.	18,300,000	JPY	204,482	199,695	(4,787)
10/20/2009	State Street Bank & Trust Co.	18,801,000	JPY	210,080	209,720	(360)
10/13/2009	Bank of America Securities LLC	344,250,000	KRW	292,142	270,000	(22,142)
10/13/2009	Barclays Bank Plc	343,710,000	KRW	291,684	270,000	(21,684)
10/13/2009	Bank of America Securities LLC	342,900,000	KRW	290,996	270,000	(20,996)
10/13/2009	Barclays Bank Plc	170,100,000	KRW	144,352	135,000	(9,352)
10/13/2009	Bank of America Securities LLC	286,221,600	KRW	242,897	226,800	(16,097)
10/13/2009	Bank of America Securities LLC	338,850,000	KRW	287,559	270,000	(17,559)
10/13/2009	Bank of America Securities LLC	169,222,500	KRW	143,608	135,000	(8,608)
10/13/2009	Bank of America Securities LLC	201,366,000	KRW	170,886	162,000	(8,886)
10/13/2009	Bank of America Securities LLC	134,244,000	KRW	113,924	108,000	(5,924)
10/13/2009	Bank of America Securities LLC	66,960,000	KRW	56,824	54,000	(2,824)
10/13/2009	Bank of America Securities LLC	165,442,500	KRW	140,400	135,000	(5,400)
10/13/2009	Bank of America Securities LLC	616,000,000	KRW	522,757	503,679	(19,078)
10/16/2009	State Street Bank & Trust Co.	1,990,000	NOK	343,853	337,450	(6,403)
10/16/2009	Barclays Bank Plc	55,434,380	NOK	9,578,542	9,303,412	(275,130)
10/16/2009	Bank of America Securities LLC	3,300,000	NOK	570,209	557,555	(12,654)
3/24/2010	State Street Bank & Trust Co.	3,140,416	SGD	2,226,900	2,221,070	(5,830)
3/24/2010	Bank of America Securities LLC	293,500	SGD	208,124	207,582	(542)

						$(2,260,678)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - Great Britain Pound

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

SGD - Singapore Dollar

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Diversified Consumer Services	$—	$49,213	$—	$49,213
Diversified Financial Services	—	4,032,189	—	4,032,189
Electrical Equipment	—	2,042,706	—	2,042,706
Insurance	—	2,149,838	—	2,149,838
IT Services	—	320,893	—	320,893
Media	—	2,849,841	—	2,849,841

Total Domestic Bonds & Debt Securities	—	11,444,680	—	11,444,680

Loan Participation	—	12,840,607	—	12,840,607
Common Stocks
Aerospace & Defense	5,689,765	—	—	5,689,765
Air Freight & Logistics	—	3,131,073	—	3,131,073
Airlines	3,784	—	—	3,784
Auto Components	886,786	—	—	886,786
Automobiles	—	3,497,439	—	3,497,439
Beverages	27,083,825	14,773,905	—	41,857,730
Building Products	4,563,232	—	—	4,563,232
Capital Markets	245,664	5,924,825	—	6,170,489
Chemicals	—	9,591,555	—	9,591,555
Commercial Banks	—	8,953,040	—	8,953,040
Communications Equipment	8,219,135	—	—	8,219,135
Computers & Peripherals	14,444,585	—	—	14,444,585
Containers & Packaging	217,828	—	—	217,828
Diversified Consumer Services	3,471,542	—	—	3,471,542
Diversified Financial Services	2,682,412	5,048,438	—	7,730,850
Diversified Telecommunication Services	3,166,304	20,716,871	—	23,883,175
Electric Utilities	8,585,874	11,354,331	—	19,940,205
Electronic Equipment, Instruments & Components	4,770,705	—	—	4,770,705
Energy Equipment & Services	18,444,406	—	—	18,444,406
Food & Staples Retailing	40,430,596	7,160,888	—	47,591,484
Food Products	17,692,559	28,074,750	—	45,767,309
Gas Utilities	—	4,242,271	—	4,242,271
Health Care Equipment & Supplies	6,503,211	—	—	6,503,211
Health Care Providers & Services	9,721,627	—	—	9,721,627
Hotels, Restaurants & Leisure	—	471,087	—	471,087
Independent Power Producers & Energy Traders	5,518,308	—	—	5,518,308
Industrial Conglomerates	5,910,596	27,106,971	—	33,017,567
Insurance	40,992,134	4,163,500	—	45,155,634
IT Services	1,698,840	—	—	1,698,840
Leisure Equipment & Products	15,214,868	—	—	15,214,868
Life Sciences Tools & Services	1,257,943	—	—	1,257,943
Marine	—	7,063,132	—	7,063,132
Media	44,835,174	972,322	—	45,807,496
Metals & Mining	—	4,814,174	—	4,814,174
Office Electronics	1,844,055	—	—	1,844,055
Oil, Gas & Consumable Fuels	22,004,184	4,531,185	—	26,535,369
Paper & Forest Products	24,743,750	—	—	24,743,750
Pharmaceuticals	3,529,823	6,175,751	—	9,705,574
Real Estate Investment Trusts (REITs)	5,558,252	2,917,654	—	8,475,906
Real Estate Management & Development	3,456,166	—	—	3,456,166
Semiconductors & Semiconductor Equipment	13,664,532	—	—	13,664,532

Software	19,579,675	—	—	19,579,675
Tobacco	27,669,082	45,021,383	—	72,690,465
Wireless Telecommunication Services	—	3,083,810	—	3,083,810

Total Common Stocks	414,301,222	228,790,355	—	643,091,577

Purchased Option	108,720	—	—	108,720
Short-Term Investments
Discount Notes	—	11,700,000	—	11,700,000
Mutual Funds	140,876,946	—	—	140,876,946
U.S. Treasuries	—	64,467,090	—	64,467,090

Total Short-Term Investments	140,876,946	76,167,090	—	217,044,036

TOTAL INVESTMENTS	$555,286,888	$329,242,732	$—	$884,529,620

Forward Contracts*
Forward Currency Contracts	$—	$(2,222,990)	$—	$(2,222,990)

*	Derivative instruments such as forwards, futures, swap contracts, TBA sale commitments and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
Met/Franklin Income Portfolio (Class A)(a)	20,884,944	$200,495,466
Met/Franklin Mutual Shares Portfolio (Class A)(a)	26,558,114	206,622,125
Met/Templeton Growth Portfolio (Class A)(a)	24,493,629	207,950,906

Total Investment Company Securities (Cost $552,230,998)		615,068,497

TOTAL INVESTMENTS — 100.0% (Cost $552,230,998#)		615,068,497

Other Assets and Liabilities (net) — 0.0%		(163,290)

NET ASSETS — 100.0%		$614,905,207

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $62,837,499 and $0 respectively, resulting in a net unrealized appreciation of $62,837,499.
(a)	A Portfolio of Met Investors Series Trust.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$615,068,497	$—	$—	$615,068,497

TOTAL INVESTMENTS	$615,068,497	$—	$—	$615,068,497

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 92.4%
Aerospace & Defense — 0.6%
BAE Systems Plc	163,170	$911,777
Empresa Brasileira de Aeronautica S.A. (ADR)*(a)	21,250	487,475

		1,399,252

Air Freight & Logistics — 3.0%
Deutsche Post AG	97,440	1,825,048
FedEx Corp.(a)	27,410	2,061,780
United Parcel Service, Inc. — Class B(a)	52,100	2,942,087

		6,828,915

Auto Components — 0.7%
Compagnie Generale des Etablissements Michelin — Class B	20,590	1,619,490

Automobiles — 3.2%
Bayerische Motoren Werke (BMW) AG	42,520	2,051,825
Harley-Davidson, Inc.(a)	37,100	853,300
Hyundai Motor Co.	30,423	2,867,081
Toyota Motor Corp.(a)	39,200	1,547,234

		7,319,440

Biotechnology — 1.9%
Amgen, Inc.*	70,670	4,256,454

Capital Markets — 1.1%
Bank of New York Mellon Corp.	40,670	1,179,023
Legg Mason, Inc.(a)	17,170	532,785
UBS AG*	39,420	721,564

		2,433,372

Commercial & Professional Services — 0.8%
Brambles, Ltd.	188,039	1,334,001
Rentokil Initial Plc*	314,470	573,372

		1,907,373

Commercial Banks — 4.5%
DBS Group Holdings, Ltd.	199,500	1,866,790
HSBC Holdings Plc	192,000	2,206,541
ICICI Bank, Ltd. (ADR)	45,550	1,756,408
Intesa Sanpaolo*	353,958	1,566,321
KB Financial Group, Inc.*	25,651	1,317,017
Mitsubishi UFJ Financial Group, Inc.	55,912	299,957
UniCredito Italiano S.p.A.*	263,814	1,033,574

		10,046,608

Communications Equipment — 1.5%
Cisco Systems, Inc.*(a)	122,430	2,882,002
Telefonaktiebolaget LM Ericsson	57,291	574,229

		3,456,231

Computers & Peripherals — 0.8%
Lite-On Technology Corp.	844,858	1,108,630
Seagate Technology(a)	48,780	741,944

		1,850,574

Construction Materials — 0.8%
CRH Plc	63,198	1,750,987

Consumer Finance — 0.7%
American Express Co.(a)	47,850	1,622,115

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Diversified Financial Services — 1.5%
ING Groep N.V.*	115,320	$2,059,870
JPMorgan Chase & Co.	31,480	1,379,454

		3,439,324

Diversified Telecommunication Services — 5.7%
AT&T, Inc.	36,730	992,077
China Telecom Corp., Ltd. (ADR)(a)	26,070	1,233,111
France Telecom S.A.	110,720	2,960,594
Singapore Telecommunications, Ltd.	1,321,000	3,032,390
Telefonica S.A.	87,122	2,403,949
Telekom Austria AG	55,330	998,163
Telenor ASA*	101,840	1,181,758

		12,802,042

Electrical Equipment — 0.2%
Shanghai Electric Group Co., Ltd.	1,002,000	479,853

Electronic Equipment, Instruments & Components — 1.4%
Flextronics International, Ltd.*	196,930	1,469,098
FUJIFILM Holdings Corp.(a)	17,300	515,975
Tyco Electronics, Ltd.(a)	56,790	1,265,281

		3,250,354

Energy Equipment & Services — 1.6%
Aker Solutions ASA	31,300	351,876
Halliburton Co.	79,390	2,153,057
SBM Offshore N.V.	46,186	983,602

		3,488,535

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	11,580	413,869
Tesco Plc	208,230	1,334,111

		1,747,980

Food Products — 0.6%
Nestle S.A.	27,630	1,177,156
Premier Foods Plc*	363,444	244,516

		1,421,672

Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.*	122,760	1,300,028
Covidien Plc(a)	69,040	2,986,671

		4,286,699

Health Care Providers & Services — 0.7%
Quest Diagnostics, Inc.(a)	29,430	1,535,952

Hotels, Restaurants & Leisure — 0.8%
Accor S.A.(a)	27,290	1,519,659
Compass Group Plc	60,780	372,270

		1,891,929

Household Durables — 0.3%
Persimmon Plc*	96,050	702,645

Industrial Conglomerates — 3.5%
General Electric Co.(a)	89,590	1,471,068
Koninklijke (Royal) Philips Electronics N.V.	39,460	961,538
Siemens AG	30,300	2,807,715
Tyco International, Ltd.	75,220	2,593,585

		7,833,906

Insurance — 3.7%
ACE, Ltd.	20,280	1,084,169

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Aviva Plc	301,290	$2,162,643
Muenchener Rueckversicherungs-Gesellschaft AG	11,480	1,830,985
Progressive Corp. (The)*(a)	109,140	1,809,541
Standard Life Plc	83,540	293,131
Swiss Re.	20,510	925,691
Torchmark Corp.(a)	4,320	187,617

		8,293,777

Internet & Catalog Retail — 0.6%
Expedia, Inc.*(a)	59,110	1,415,685

IT Services — 2.5%
Accenture Plc — Class A	128,530	4,790,313
Cap Gemini S.A.(a)	16,440	861,820

		5,652,133

Life Sciences Tools & Services — 0.6%
Lonza Group AG	11,640	1,267,282

Machinery — 0.2%
GEA Group AG	19,890	414,870

Media — 8.8%
British Sky Broadcasting Group Plc	66,290	606,842
Comcast Corp. — Special Class A(a)	211,350	3,398,508
News Corp. — Class A(a)	311,220	3,731,528
Pearson Plc	127,770	1,576,367
Reed Elsevier N.V.	93,360	1,054,064
Time Warner Cable, Inc.(a)	42,506	1,831,583
Time Warner, Inc.(a)	28,936	832,778
Viacom, Inc. — Class B*(a)	39,250	1,100,570
Vivendi	123,590	3,831,170
Walt Disney Co. (The)(a)	69,180	1,899,683

		19,863,093

Metals & Mining — 1.2%
Alcoa, Inc.(a)	81,760	1,072,691
POSCO	1,314	544,863
Vale S.A. (ADR)(a)	51,900	1,064,469

		2,682,023

Multiline Retail — 0.6%
Target Corp.(a)	27,210	1,270,163

Office Electronics — 0.4%
Konica Minolta Holdings, Inc.(a)	97,000	916,756

Oil, Gas & Consumable Fuels — 7.2%
BG Group Plc	76,330	1,330,101
BP Plc	218,260	1,935,602
Chevron Corp.(a)	8,050	566,962
El Paso Corp.(a)	100,140	1,033,445
Eni S.p.A.	88,301	2,210,033
Gazprom (ADR)	30,200	702,150
Petroleo Brasileiro S.A. (ADR)	36,200	1,423,022
Repsol YPF S.A.	20,168	549,298
Royal Dutch Shell Plc	64,530	1,795,085
Sasol, Ltd.	8,017	303,587
StatoilHydro ASA	40,460	908,792
Talisman Energy, Inc.	11,500	199,827
Total S.A.	54,200	3,225,509

		16,183,413

Paper & Forest Products — 0.5%
Svenska Cellulosa AB	76,020	1,031,325

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

UPM-Kymmene Oyj	9,920	$118,863

		1,150,188

Pharmaceuticals — 9.4%
Abbott Laboratories	21,220	1,049,753
Bristol-Myers Squibb Co.(a)	55,380	1,247,157
GlaxoSmithKline Plc	157,700	3,107,210
Merck & Co., Inc.(a)	63,380	2,004,709
Merck KGaA	15,280	1,519,163
Novartis AG	47,300	2,371,394
Pfizer, Inc.(a)	154,040	2,549,362
Roche Holdings AG	18,790	3,037,714
Sanofi-Aventis	57,470	4,217,772

		21,104,234

Professional Services — 1.4%
Adecco S.A.	24,890	1,323,568
Randstad Holding N.V.*	41,400	1,791,734

		3,115,302

Real Estate Management & Development — 1.2%
Cheung Kong Holdings, Ltd.	94,000	1,184,210
Swire Pacific, Ltd.	128,500	1,507,916

		2,692,126

Semiconductors & Semiconductor Equipment — 3.1%
Samsung Electronics Co., Ltd.	6,328	4,362,994
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	235,989	2,586,440

		6,949,434

Software — 6.1%
Check Point Software Technologies, Ltd.*	28,660	812,511
Microsoft Corp.(a)	171,650	4,444,018
Nintendo Co., Ltd.	3,338	855,998
Oracle Corp.	227,970	4,750,895
SAP AG	59,210	2,884,119

		13,747,541

Specialty Retail — 2.8%
Chico’s FAS, Inc.*	101,960	1,325,480
Home Depot, Inc. (The)	42,870	1,142,057
Industria de Diseno Textil S.A.(a)	25,453	1,461,322
Kingfisher Plc	436,950	1,489,488
USS Co., Ltd.	15,990	949,229

		6,367,576

Trading Companies & Distributors — 0.8%
Wolseley Plc*	77,436	1,871,594

Wireless Telecommunication Services — 2.7%
Sprint Nextel Corp.*(a)	294,350	1,162,682
Turkcell Iletisim Hizmetleri A.S. (ADR)(a)	71,480	1,277,348
Vodafone Group Plc	1,640,580	3,686,872

		6,126,902

Total Common Stocks (Cost $179,388,403)		208,455,794

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 28.8%
Mutual Funds — 21.4%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	48,276,396	$48,276,396

Repurchase Agreement — 7.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $16,557,005 on 10/01/09 collateralized by $16,905,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $16,891,476.	$16,557,000	16,557,000

Total Short-Term Investments (Cost $64,833,396)		64,833,396

TOTAL INVESTMENTS — 121.2% (Cost $244,221,799#)		273,289,190

Other Assets and Liabilities (net) — (21.2)%		(47,711,577)

NET ASSETS — 100.0%		$225,577,613

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $32,419,603 and $3,352,212 respectively, resulting in a net unrealized appreciation of $29,067,391.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $46,978,723 and the collateral received consisted of cash in the amount of $48,276,396. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$487,475	$911,777	$—	$1,399,252
Air Freight & Logistics	5,003,867	1,825,048	—	6,828,915
Auto Components	—	1,619,490	—	1,619,490
Automobiles	853,300	6,466,140	—	7,319,440
Biotechnology	4,256,454	—	—	4,256,454
Capital Markets	1,711,808	721,564	—	2,433,372
Commercial & Professional Services	—	1,907,373	—	1,907,373
Commercial Banks	1,756,408	8,290,200	—	10,046,608
Communications Equipment	2,882,002	574,229	—	3,456,231
Computers & Peripherals	741,944	1,108,630	—	1,850,574
Construction Materials	—	1,750,987	—	1,750,987
Consumer Finance	1,622,115	—	—	1,622,115
Diversified Financial Services	1,379,454	2,059,870	—	3,439,324
Diversified Telecommunication Services	2,225,188	10,576,854	—	12,802,042
Electrical Equipment	—	479,853	—	479,853
Electronic Equipment, Instruments & Components	2,734,379	515,975	—	3,250,354
Energy Equipment & Services	2,153,057	1,335,478	—	3,488,535
Food & Staples Retailing	413,869	1,334,111	—	1,747,980
Food Products	—	1,421,672	—	1,421,672
Health Care Equipment & Supplies	4,286,699	—	—	4,286,699
Health Care Providers & Services	1,535,952	—	—	1,535,952
Hotels, Restaurants & Leisure	—	1,891,929	—	1,891,929
Household Durables	—	702,645	—	702,645
Industrial Conglomerates	4,064,653	3,769,253	—	7,833,906
Insurance	3,081,327	5,212,450	—	8,293,777
Internet & Catalog Retail	1,415,685	—	—	1,415,685
IT Services	4,790,313	861,820	—	5,652,133
Life Sciences Tools & Services	—	1,267,282	—	1,267,282
Machinery	—	414,870	—	414,870
Media	12,794,650	7,068,443	—	19,863,093
Metals & Mining	2,137,160	544,863	—	2,682,023
Multiline Retail	1,270,163	—	—	1,270,163
Office Electronics	—	916,756	—	916,756
Oil, Gas & Consumable Fuels	3,925,406	12,258,007	—	16,183,413
Paper & Forest Products	—	1,150,188	—	1,150,188
Pharmaceuticals	6,850,981	14,253,253	—	21,104,234
Professional Services	—	3,115,302	—	3,115,302
Real Estate Management & Development	—	2,692,126	—	2,692,126
Semiconductors & Semiconductor Equipment	2,586,440	4,362,994	—	6,949,434
Software	10,007,424	3,740,117	—	13,747,541
Specialty Retail	2,467,537	3,900,039	—	6,367,576
Trading Companies & Distributors	—	1,871,594	—	1,871,594
Wireless Telecommunication Services	2,440,030	3,686,872	—	6,126,902

Total Common Stocks	91,875,740	116,580,054	—	208,455,794

Short-Term Investments
Mutual Funds	48,276,396	—	—	48,276,396
Repurchase Agreement	—	16,557,000	—	16,557,000

Total Short-Term Investments	48,276,396	16,557,000	—	64,833,396

TOTAL INVESTMENTS	$140,152,136	$133,137,054	—	$273,289,190

Met Investors Series Trust

Met/Templeton International Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Municipals — 0.3%
Tulare, CA Sewere Revenue Bonds Build America, FSA 8.750%, due 11/15/44 (Cost — $1,532,892)	$1,585,000	$1,606,984

Domestic Bonds & Debt Securities — 0.4%
Commercial Banks — 0.4%
Export-Import Bank of Korea 8.124%, due 01/21/14 (cost $2,345,090)	2,200,000	2,522,377

Foreign Bonds & Debt Securities — 38.9%
Argentina — 2.3%
Argentina Bonos 0.943%, due 08/03/12(b)	44,400,000	13,575,300

Australia — 6.3%
New South Wales Treasury Corp. 5.500%, due 03/01/17
Queensland Treasury Corp.	12,800,000	11,064,313
6.000%, due 06/14/11- 09/14/17	27,910,000	25,019,553
7.125%, due 09/18/17(144A)(a)	2,330,000	1,739,392

		37,823,258

Canada — 2.8%
Province of Ontario 6.250%, due 06/16/15	23,250,000	16,852,808

France — 3.1%
France Government Bond OAT 4.250%, due 04/25/19	11,900,000	18,516,227

Germany — 3.0%
Bundesrepublik Deutschland 3.750%, due 01/04/19	11,800,000	18,054,407

Multi-National — 1.9%
Corp. Andina De Fomento 8.125%, due 06/04/19	3,700,000	4,311,540
Inter-American Development Bank 6.250%, due 06/22/16	9,300,000	6,899,502

		11,211,042

Norway — 2.2%
Norwegian Government Bond 6.000%, due 05/16/11	72,730,000	13,226,118

Russia — 4.4%
Russian-Eurobonds 7.500%, due 03/31/30(144A)(a)	24,192,000	26,490,240

South Africa — 0.5%
Republic of South Africa 4.500%, due 04/05/16	2,000,000	2,896,443

South Korea — 0.4%
Korea Development Bank 8.000%, due 01/23/14	2,200,000	2,516,712

Sweden — 11.2%
Sweden Government 5.250%, due 03/15/11	438,190,000	66,790,410

United Arab Emirates — 0.8%
Emirate of Abu Dhabi 6.750%, due 04/08/19(144A)(a)	4,600,000	5,155,565

Total Foreign Bonds & Debt Securities (Cost $206,378,738)		233,108,530

Foreign Bonds & Debt Securities - Emerging Markets — 50.2%
Sovereign — 50.2%
Brazil Notas do Tesouro Nacional
Series B 6.000%, due 05/15/15- 05/15/45	1,989,500	20,722,855
Series F 10.000%, due 01/01/12	1,158,500	6,496,818
Hungary Government International Bond 3.875%, due 02/24/20	6,510,000	8,105,273
Indonesia Government
12.800%, due 06/15/21	93,010,000,000	11,366,505
10.000%, due 09/15/24-02/15/28	279,030,000,000	27,680,557

Met Investors Series Trust

Met/Templeton International Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Israel Government Bond - Shahar 7.000%, due 04/29/11	$17,920,000	$5,227,328
Korea Treasury Bond
5.500%, due 06/10/11	33,500,000,000	29,056,363
4.750%, due 12/10/11	34,000,000,000	29,072,287
Malaysia Government Bond 3.833%, due 09/28/11	61,000,000	18,059,566
Mexican Bonos
7.750%, due 12/14/17	195,000,000	14,410,748
8.000%, due 12/07/23	200,000,000	14,577,013
10.000%, due 12/05/24-11/20/36	455,000,000	38,780,885
Peru Government Bond 8.600%, due 08/12/17	5,700,000	2,446,102
Poland Government Bond
5.750%, due 04/25/14	13,000,000	4,527,684
6.250%, due 10/24/15	45,000,000	15,953,347
Qatar Government International Bond 6.550%, due 04/09/19(144A)(a)	4,550,000	5,096,000
Republic of Hungary 5.750%, due 06/11/18	4,650,000	7,054,753
Republic of Iraq 5.800%, due 01/15/28	4,200,000	3,213,000
Republic of Korea 7.125%, due 04/16/19	4,600,000	5,414,467
South Africa Government International Bond
5.250%, due 05/16/13	1,800,000	2,747,672
6.875%, due 05/27/19	7,970,000	8,946,325
Sri Lanka Government Bond
Series A 11.000%, due 08/01/15	522,600,000	4,488,953
Series B 11.000%, due 09/01/15	762,125,000	6,548,348
Venezuela Government International Bond
5.375%, due 08/07/10	6,500,000	6,321,250
10.750%, due 09/19/13 (c)	3,985,000	3,965,075

Total Foreign Bonds & Debt Securities - Emerging Markets (Cost $280,383,462)		300,279,174

Short-Term Investments — 12.8%
Discount Notes — 12.7%
Federal Home Loan Bank 0.010%, due 10/01/09	76,220,000	76,220,000

Mutual Funds — 0.1%
State Navigator Securities lending Trust Prime Portfolio(d)	307,545	307,545

Total Short-Term Investments (Cost $76,527,545)		76,527,545

TOTAL INVESTMENTS — 102.6% (Cost $567,167,727#)		614,044,610

Other Assets and Liabilities (net) — (2.6)%		(15,808,992)

NET ASSETS — 100.0%		$598,235,618

Portfolio	Footnotes:
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $50,379,893 and $3,503,010 respectively, resulting in a net unrealized appreciation of $46,876,883.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $38,481,197 of net assets.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(c)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $300,960 and the collateral received consisted of cash in the amount of $307,545. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Represents investment of collateral received from securities lending transactions.

FSA - Financial Security Assurance, Inc.

The following table summarizes the credit composition of the portfolio holdings of the Met/Templeton International Bond Portfolio at September 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio

AAA /Government /Government Agency	29.98%
AA	5.37
A	33.34
BBB	15.98
BB	8.00
B	2.53
Other	4.80

Total:	100.00%

The following table summarizes the industry diversification of the portfolio holdings of the Met/Templeton International Bond Portfolio at September 30, 2009.

Industry	Percent of Total Net Assets
Global Government Investment Grade	69.1%
Global Government High Yield	18.3%
Foreign Corporate Investment Grade	2.4%

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/7/2010	Deutsche Bank Securities, Inc.	8,066,295,000	CLP	14,792,152	14,220,000	572,152
5/7/2010	JPMorgan Securities, Inc.	8,126,730,000	CLP	14,902,979	14,220,000	682,979
5/7/2010	Deutsche Bank Securities, Inc.	158,947,880	CNY	23,285,025	23,660,000	(374,975)
5/10/2010	Citibank	159,770,200	CNY	23,407,469	23,740,000	(332,531)
8/17/2010	Citibank	5,965,000	ILS	1,580,466	1,574,128	6,338
8/19/2010	Citibank	2,985,000	ILS	790,884	785,319	5,565
8/19/2010	Citibank	2,983,000	ILS	790,354	786,967	3,387
8/19/2010	Deutsche Bank Securities, Inc.	598,000	ILS	158,442	157,534	908
8/20/2010	Citibank	2,289,600	ILS	606,632	599,043	7,589
8/23/2010	Citibank	3,907,300	ILS	1,035,222	1,024,678	10,544
5/7/2010	JPMorgan Securities, Inc.	590,148,000	INR	12,051,723	11,640,000	411,723
5/10/2010	Deutsche Bank Securities, Inc.	609,271,200	INR	12,438,666	12,060,000	378,666
7/19/2010	Citibank	7,329,000	INR	148,655	146580	2,075
7/20/2010	JPMorgan Securities, Inc.	7,329,000	INR	148,643	146,580	2,063
8/20/2010	Deutsche Bank Securities, Inc.	57,675,000	INR	1,166,790	1,154,886	11,904
8/23/2010	Deutsche Bank Securities, Inc.	15,400,000	INR	311,473	308,000	3,473
8/23/2010	Deutsche Bank Securities, Inc.	34,584,000	INR	699,479	692,927	6,552
9/1/2010	Deutsche Bank Securities, Inc.	35,346,000	INR	714,369	708,337	6,032
5/7/2010	Deutsche Bank Securities, Inc.	50,068,620	MYR	14,359,775	14,220,000	139,775
5/10/2010	Citibank	50,424,120	MYR	14,460,673	14,220,000	240,673
6/4/2010	HSBC Bank Plc	99,414,840	MYR	28,414,621	28,440,000	(25,379)
9/16/2010	HSBC Bank Plc	10,421,193	MYR	2,980,936	2,963,934	17,002
9/27/2010	JPMorgan Securities, Inc.	7,165,900	MYR	2,049,396	2,062,723	(13,327)
8/16/2010	Deutsche Bank Securities, Inc.	35,874,650	PLN	12,192,386	12,060,733	131,653
11/6/2009	Deutsche Bank Securities, Inc.	404,914,500	RUB	13,374,035	11,850,000	1,524,035

						$3,418,876

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
5/7/2010	Citibank	25,915,245	AUD	$22,394,352	$18,813,172	$(3,581,180)
1/4/2010	Deutsche Bank Securities, Inc.	15,484,300	EUR	22,648,734	21,712,860	(935,874)
1/11/2010	UBS AG	8,953,000	EUR	13,095,247	12,376,448	(718,799)
1/11/2010	Deutsche Bank Securities, Inc.	8,479,000	EUR	12,401,944	11,760,373	(641,571)
1/15/2010	Deutsche Bank Securities, Inc.	1,805,000	EUR	2,640,087	2,521,350	(118,737)
1/27/2010	Citibank	1,858,400	EUR	2,718,115	2,653,461	(64,654)
5/7/2010	UBS AG	44,850,000	EUR	65,587,351	59,950,529	(5,636,822)
5/10/2010	Deutsche Bank Securities, Inc.	8,138,999	EUR	11,901,656	10,834,635	(1,067,021)
8/20/2010	UBS AG	2,270,000	EUR	3,319,361	3,199,905	(119,456)
8/23/2010	UBS AG	2,271,000	EUR	3,320,835	3,212,239	(108,596)
9/7/2010	Barclays Bank Plc	2,255,000	EUR	3,297,496	3,212,022	(85,474)
10/4/2010	UBS AG	2,310,000	EUR	3,378,029	3,375,834	(2,195)
8/17/2010	UBS AG	305,946,000	JPY	3,431,871	3,225,373	(206,498)
8/18/2010	JPMorgan Securities, Inc.	152,028,000	JPY	1,705,380	1,612,687	(92,693)
8/19/2010	HSBC Bank Plc	151,323,000	JPY	1,697,516	1,608,450	(89,066)
8/20/2010	Deutsche Bank Securities, Inc.	151,899,000	JPY	1,704,022	1,608,452	(95,570)
8/20/2010	Barclays Bank Plc	151,705,000	JPY	1,701,846	1,610,833	(91,013)
8/23/2010	Citibank	303,103,000	JPY	3,400,516	3,221,672	(178,844)
8/23/2010	Credit Suisse First Boston Corp.	303,880,000	JPY	3,375,576	3,221,672	(153,904)
8/24/2010	JPMorgan Securities, Inc.	302,459,000	JPY	3,393,380	3,221,676	(171,704)
8/24/2010	Barclays Bank Plc	301,452,000	JPY	3,382,083	3,221,674	(160,409)
8/25/2010	Deutsche Bank Securities, Inc.	149,920,000	JPY	1,682,043	1,610,831	(71,212)
9/1/2010	JPMorgan Securities, Inc.	150,260,000	JPY	1,686,168	1,610,840	(75,328)
9/2/2010	HSBC Bank Plc	148,685,000	JPY	1,668,537	1,610,836	(57,701)
9/9/2010	HSBC Bank Plc	223,934,000	JPY	2,513,441	2,416,258	(97,183)
9/10/2010	HSBC Bank Plc	223,165,000	JPY	2,504,876	2,416,252	(88,624)
9/10/2010	Deutsche Bank Securities, Inc.	193,175,000	JPY	2,168,259	2,104,395	(63,864)
9/13/2010	UBS AG	160,467,000	JPY	1,801,276	1,753,661	(47,615)
9/15/2010	HSBC Bank Plc	127,670,000	JPY	1,433,198	1,402,936	(30,262)
9/15/2010	Barclays Bank Plc	126,257,000	JPY	1,417,336	1,402,934	(14,402)
9/15/2010	UBS AG	190,155,000	JPY	2,134,642	2,104,392	(30,250)
9/16/2010	HSBC Bank Plc	189,374,000	JPY	2,125,930	2,104,389	(21,541)
9/16/2010	Deutsche Bank Securities, Inc.	63,483,000	JPY	712,666	701,470	(11,196)
9/21/2010	JPMorgan Securities, Inc.	126,965,000	JPY	1,425,509	1,402,928	(22,581)
9/21/2010	HSBC Bank Plc	62,949,000	JPY	706,765	701,460	(5,305)
9/24/2010	JPMorgan Securities, Inc.	70,389,000	JPY	790,360	777,822	(12,538)
9/27/2010	JPMorgan Securities, Inc.	7,000,000	JPY	78,605	77,786	(819)
9/28/2010	JPMorgan Securities, Inc.	39,663,000	JPY	445,401	440,749	(4,652)
9/29/2010	JPMorgan Securities, Inc.	66,105,000	JPY	742,355	734,582	(7,773)
9/1/2010	Deutsche Bank Securities, Inc.	144,360,789	MXN	10,206,609	10,355,124	148,515
5/7/2010	Deutsche Bank Securities, Inc.	50,068,620	MYR	14,359,775	14,123,729	(236,046)
11/30/2009	Citibank	4,366,392	NZD	3,144,655	2,683,755	(460,900)
12/2/2009	Deutsche Bank Securities, Inc.	3,309,084	NZD	2,382,872	2,012,817	(370,055)
12/2/2009	Credit Suisse First Boston Corp.	1,092,002	NZD	786,351	675,370	(110,981)
5/10/2010	Citibank	26,225,202	NZD	18,673,087	14,903,782	(3,769,305)
5/11/2010	Deutsche Bank Securities, Inc.	10,205,417	NZD	7,265,986	5,936,491	(1,329,495)
8/9/2010	Citibank	975,918	NZD	689,877	641,627	(48,250)
8/9/2010	Deutsche Bank Securities, Inc.	56,386,623	NZD	39,859,730	37,091,121	(2,768,609)
8/9/2010	Credit Suisse First Boston Corp.	964,786	NZD	682,008	635,746	(46,262)
8/11/2010	Credit Suisse First Boston Corp.	483,356	NZD	341,629	321,013	(20,616)
8/11/2010	Credit Suisse First Boston Corp.	483,121	NZD	341,462	320,855	(20,607)
8/12/2010	Deutsche Bank Securities, Inc.	4,553,540	NZD	3,218,101	2,974,372	(243,729)
8/24/2010	Credit Suisse First Boston Corp.	4,449,491	NZD	3,141,448	2,933,905	(207,543)
8/27/2010	Deutsche Bank Securities, Inc.	4,428,000	NZD	3,125,500	2,960,118	(165,382)
2/8/2010	UBS AG	35,059,410	SGD	24,866,268	23,700,000	(1,166,268)
5/7/2010	JPMorgan Securities, Inc.	34,905,360	SGD	24,748,713	23,700,000	(1,048,713)

						$(26,847,172)

Forward Foreign Cross-Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/17/2010	Deutsche Bank Securities, Inc.	2,203,000	BRL	106,993,101	JPY	$1,169,418	$1,202,216	$(32,798)
8/18/2010	Deutsche Bank Securities, Inc.	1,628,000	BRL	78,388,200	JPY	864,016	882,720	(18,704)
8/19/2010	Deutsche Bank Securities, Inc.	2,442,000	BRL	114,788,652	JPY	1,295,761	1,308,050	(12,289)
8/31/2010	Deutsche Bank Securities, Inc.	1,630,000	BRL	76,158,490	JPY	862,807	865,824	(3,017)
9/2/2010	Deutsche Bank Securities, Inc.	2,445,000	BRL	113,049,465	JPY	1,293,688	1,305,079	(11,391)
9/15/2010	Deutsche Bank Securities, Inc.	3,668,000	BRL	171,028,936	JPY	1,935,718	2,022,719	(87,001)
7/2/2010	Deutsche Bank Securities, Inc.	39,200,000	PLN	8,641,023	EUR	13,357,641	12,277,625	1,080,016
6/28/2010	UBS AG	22,382,000	SEK	2,012,263	EUR	3,211,956	2,819,211	392,745
6/29/2010	UBS AG	16,252,000	SEK	1,466,655	EUR	2,332,266	2,070,582	261,684

								$1,569,245

Forward Foreign Cross-Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Contracts to Buy		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
6/28/2010	UBS AG	2,012,263	EUR	22,382,000	SEK	$2,942,328	$2,819,211	$(123,117)
6/29/2010	UBS AG	1,466,655	EUR	16,252,000	SEK	2,144,537	2,070,582	(73,955)
7/2/2010	Deutsche Bank Securities, Inc.	8,641,023	EUR	39,200,000	PLN	12,634,819	12,277,625	(357,194)
8/17/2010	Deutsche Bank Securities, Inc.	106,993,101	JPY	2,203,000	BRL	1,200,168	1,202,216	2,048
8/18/2010	Deutsche Bank Securities, Inc.	78,388,200	JPY	1,628,000	BRL	879,323	882,720	3,397
8/19/2010	Deutsche Bank Securities, Inc.	114,788,652	JPY	2,442,000	BRL	1,287,680	1,308,051	20,371
8/31/2010	Deutsche Bank Securities, Inc.	76,158,490	JPY	1,630,000	BRL	854,603	865,824	11,221
9/2/2010	Deutsche Bank Securities, Inc.	113,049,465	JPY	2,445,000	BRL	1,268,637	1,305,079	36,442
9/15/2010	Deutsche Bank Securities, Inc.	171,028,936	JPY	3,668,000	BRL	1,919,936	2,022,720	102,784

								$(378,003)

AUD - Australian Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNY - China Yuan Renminbi

EUR - Euro

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,606,984	$—	$1,606,984
Corporate Bond & Note
Commercial Banks	—	2,522,377	—	2,522,377
Foreign Bonds & Debt Securities
Argentina	—	13,575,300	—	13,575,300
Australia	—	37,823,258	—	37,823,258
Canada	—	16,852,808	—	16,852,808
France	—	18,516,227	—	18,516,227
Germany	—	18,054,407	—	18,054,407
Multi-National	—	11,211,042	—	11,211,042
Norway	—	13,226,118	—	13,226,118
Russia	—	26,490,240	—	26,490,240
South Africa	—	2,896,443	—	2,896,443
South Korea	—	2,516,712	—	2,516,712
Sweden	—	66,790,410	—	66,790,410
United Arab Emirates	—	5,155,565	—	5,155,565

Total Foreign Bonds & Debt Securities	—	233,108,530	—	233,108,530

Foreign Bonds & Debt Securites - Emerging Markets
Sovereign	—	300,279,174	—	300,279,174

Total Foreign Bonds & Debt Securites - Emerging Markets	—	300,279,174	—	300,279,174

Short-Term Investments
Discount Notes	—	76,220,000	—	76,220,000
Mutual Funds	307,545	—	—	307,545

Total Short-Term Investments	307,545	76,220,000	—	76,527,545

TOTAL INVESTMENTS	$307,545	$613,737,065	$—	$614,044,610

Forward Contracts*
Forward Currency Contracts	$—	$(22,237,054)	$—	$(22,237,054)

*	Derivative instruments such as forwards, futures, swap contracts, TBA sale commitments and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
Artio International Stock Portfolio (Class A)(b)	2,695,865	$24,909,792
BlackRock Large Cap Value Portfolio (Class A)(b)	3,425,357	30,896,720
Clarion Global Real Estate Portfolio (Class A)(a)	3,588,176	32,795,924
Davis Venture Value Portfolio (Class A)(b)	2,125,372	56,152,331
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	1,292,141	12,714,666
Harris Oakmark International Portfolio (Class A)(a)	2,192,970	25,284,947
Janus Forty Portfolio (Class A)(a)	388,619	24,067,188
Jennison Growth Portfolio (Class A)(b)	5,463,086	54,685,495
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)	4,355,850	25,351,049
Lord Abbett Growth and Income Portfolio (Class A)(a)	1,679,084	31,147,014
Met/AIM Small Cap Growth Portfolio (Class A)(a)	2,888,208	31,048,233
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	90,477	12,492,190
Met/Dimensional International Small Capital Portfolio (Class A)(b)	1,336,828	19,437,481
MFS® Emerging Markets Equity Portfolio (Class A)(a)	2,146,905	19,043,048
MFS® Research International Portfolio (Class A)(a)	2,766,847	25,371,987
MFS® Value Portfolio (Class A)(b)	2,871,981	30,615,312
Rainier Large Cap Equity Portfolio (Class A)(a)	7,253,631	49,107,082
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	2,584,329	19,046,507
Third Avenue Small Cap Value Portfolio (Class A)(a)	2,501,180	31,064,652
Turner Mid Cap Growth Portfolio (Class A)(a)	1,888,548	19,149,873
Van Eck Global Natural Resources Portfolio (Class A)(b)	1,333,481	18,842,083
Van Kampen Comstock Portfolio (Class A)(a)	3,921,064	31,564,565

Total Investment Company Securities (Cost $667,657,314)		624,788,139

TOTAL INVESTMENTS — 100.0% (Cost $667,657,314#)		624,788,139

Other Assets and Liabilities (net) — 0.0%		(244,376)

NET ASSETS — 100.0%		$624,543,763

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $33,465,282 and $76,334,457 respectively, resulting in a net unrealized depreciation of $42,869,175.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$624,788,139	$—	$—	$624,788,139

TOTAL INVESTMENTS	$624,788,139	$—	$—	$624,788,139

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
Artio International Stock Portfolio (Class A)(b)	21,643,216	$199,983,315
BlackRock Bond Income Portfolio (Class A)(b)	1,217,906	126,577,028
BlackRock High Yield Portfolio (Class A)(a)	17,495,773	131,568,214
BlackRock Large Cap Value Portfolio (Class A)(b)	36,670,708	330,769,785
Clarion Global Real Estate Portfolio (Class A)(a)	15,385,526	140,623,706
Davis Venture Value Portfolio (Class A)(b)	17,703,512	467,726,777
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	13,840,397	136,189,504
Harris Oakmark International Portfolio (Class A)(a)	17,599,404	202,921,125
Janus Forty Portfolio (Class A)(a)	2,080,094	128,820,219
Jennison Growth Portfolio (Class A)(b)	25,992,809	260,188,023
Lazard Mid Cap Portfolio (Class A)(a)	7,757,457	68,343,193
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)	23,302,635	135,621,337
Loomis Sayles Global Markets Portfolio (Class A)(a)	14,151,415	133,164,813
Lord Abbett Bond Debenture Portfolio (Class A)(a)	16,804,922	195,441,245
Lord Abbett Growth and Income Portfolio (Class A)(a)	10,794,114	200,230,811
Met/AIM Small Cap Growth Portfolio (Class A)(a)	12,370,414	132,981,954
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	968,585	133,732,476
Met/Dimensional International Small Capital Portfolio (Class A)(b)	9,538,584	138,691,018
Met/Templeton International Bond Portfolio (Class A)(a)	11,844,849	126,147,641
MFS® Emerging Markets Equity Portfolio (Class A)(a)	7,664,760	67,986,421
MFS® Research International Portfolio (Class A)(a)	22,208,022	203,647,564
MFS® Value Portfolio (Class A)(b)	30,754,879	327,847,011
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	23,422,083	256,237,592
PIMCO Total Return Portfolio (Class A)(a)	81,181,288	961,186,445
Rainier Large Cap Equity Portfolio (Class A)(a)	38,830,927	262,885,376
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	18,464,561	136,083,815
Third Avenue Small Cap Value Portfolio (Class A)(a)	16,062,729	199,499,092
Turner Mid Cap Growth Portfolio (Class A)(a)	13,491,600	136,804,829
Van Eck Global Natural Resources Portfolio (Class A)(b)	4,758,138	67,232,486
Van Kampen Comstock Portfolio (Class A)(a)	33,589,119	270,392,411
Western Asset Management U.S. Government Portfolio (Class A)(b)	26,706,178	315,399,960

Total Investment Company Securities (Cost $6,797,606,197)		6,594,925,186

TOTAL INVESTMENTS — 100.0% (Cost $6,797,606,197#)		6,594,925,186

Other Assets and Liabilities (net) — 0.0%		(1,733,995)

NET ASSETS — 100.0%		$6,593,191,191

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $269,708,327 and $472,389,338 respectively, resulting in a net unrealized depreciation of $202,681,011.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$6,594,925,186	$—	$—	$6,594,925,186

TOTAL INVESTMENTS	$6,594,925,186	$—	$—	$6,594,925,186

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
Artio International Stock Portfolio (Class A)(b)	3,840,722	$35,488,272
BlackRock Bond Income Portfolio (Class A)(b)	648,452	67,393,666
BlackRock High Yield Portfolio (Class A)(a)	6,990,297	52,567,036
BlackRock Large Cap Value Portfolio (Class A)(b)	9,762,023	88,053,446
Clarion Global Real Estate Portfolio (Class A)(a)	2,052,670	18,761,402
Davis Venture Value Portfolio (Class A)(b)	2,020,359	53,377,881
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	3,686,676	36,276,888
Harris Oakmark International Portfolio (Class A)(a)	3,120,909	35,984,076
Jennison Growth Portfolio (Class A)(b)	3,460,456	34,639,164
Lazard Mid Cap Portfolio (Class A)(a)	2,064,354	18,186,961
Loomis Sayles Global Markets Portfolio (Class A)(a)	3,768,052	35,457,373
Lord Abbett Bond Debenture Portfolio (Class A)(a)	10,443,108	121,453,347
Lord Abbett Growth and Income Portfolio (Class A)(a)	1,918,276	35,584,017
Met/AIM Small Cap Growth Portfolio (Class A)(a)	1,645,871	17,693,116
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	128,841	17,789,123
Met/Templeton International Bond Portfolio (Class A)(a)	3,155,305	33,603,994
MFS® Research International Portfolio (Class A)(a)	1,969,236	18,057,893
MFS® Value Portfolio (Class A)(b)	8,191,535	87,321,760
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	17,143,919	187,554,475
PIMCO Total Return Portfolio (Class A)(a)	34,571,267	409,323,798
Rainier Large Cap Equity Portfolio (Class A)(a)	5,169,852	34,999,897
Third Avenue Small Cap Value Portfolio (Class A)(a)	1,425,746	17,707,764
Van Eck Global Natural Resources Portfolio (Class A)(b)	1,266,076	17,889,655
Van Kampen Comstock Portfolio (Class A)(a)	6,707,504	53,995,409
Western Asset Management U.S. Government Portfolio (Class A)(b)	17,063,220	201,516,628

Total Investment Company Securities (Cost $1,639,792,518)		1,730,677,041

TOTAL INVESTMENTS — 100.0% (Cost $1,639,792,518#)		1,730,677,041

Other Assets and Liabilities (net) — 0.0%		(496,437)

NET ASSETS — 100.0%		$1,730,180,604

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $103,101,887 and $12,217,364 respectively, resulting in a net unrealized appreciation of $90,884,523.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,730,677,041	$—	$—	$1,730,677,041

TOTAL INVESTMENTS	$1,730,677,041	$—	$—	$1,730,677,041

Met Investors Series Trust

MetLife Growth Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
Artio International Stock Portfolio (Class A)(b)	21,966,238	$202,968,036
BlackRock High Yield Portfolio (Class A)(a)	8,870,502	66,706,173
BlackRock Large Cap Value Portfolio (Class A)(b)	44,653,151	402,771,420
Clarion Global Real Estate Portfolio (Class A)(a)	23,430,035	214,150,520
Davis Venture Value Portfolio (Class A)(b)	20,535,723	542,553,790
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	14,046,567	138,218,220
Harris Oakmark International Portfolio (Class A)(a)	23,825,203	274,704,595
Janus Forty Portfolio (Class A)(a)	3,164,796	195,995,827
Jennison Growth Portfolio (Class A)(b)	46,141,003	461,871,442
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)	47,328,461	275,451,642
Loomis Sayles Global Markets Portfolio (Class A)(a)	14,359,653	135,124,339
Lord Abbett Bond Debenture Portfolio (Class A)(a)	5,682,211	66,084,117
Lord Abbett Growth and Income Portfolio (Class A)(a)	14,604,534	270,914,101
Met/AIM Small Cap Growth Portfolio (Class A)(a)	25,094,207	269,762,730
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	982,612	135,669,200
Met/Dimensional International Small Capital Portfolio (Class A)(b)	9,688,000	140,863,526
Met/Templeton International Bond Portfolio (Class A)(a)	12,009,685	127,903,143
MFS® Emerging Markets Equity Portfolio (Class A)(a)	15,548,537	137,915,524
MFS® Research International Portfolio (Class A)(a)	30,061,236	275,661,536
MFS® Value Portfolio (Class A)(b)	37,439,202	399,101,892
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	23,761,679	259,952,764
PIMCO Total Return Portfolio (Class A)(a)	27,454,624	325,062,748
Rainier Large Cap Equity Portfolio (Class A)(a)	59,092,164	400,053,950
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	18,739,653	138,111,245
Third Avenue Small Cap Value Portfolio (Class A)(a)	27,170,824	337,461,632
Turner Mid Cap Growth Portfolio (Class A)(a)	13,691,636	138,833,185
Van Eck Global Natural Resources Portfolio (Class A)(b)	9,658,161	136,469,822
Van Kampen Comstock Portfolio (Class A)(a)	34,116,456	274,637,470

Total Investment Company Securities (Cost $7,280,189,187)		6,744,974,589

TOTAL INVESTMENTS — 100.0% (Cost $7,280,189,187#)		6,744,974,589

Other Assets and Liabilities (net) — 0.0%		(1,779,512)

NET ASSETS — 100.0%		$6,743,195,077

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $315,155,684 and $850,370,282 respectively, resulting in a net unrealized depreciation of $535,214,598.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$6,744,974,589	$—	$—	$6,744,974,589

TOTAL INVESTMENTS	$6,744,974,589	$—	$—	$6,744,974,589

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 100.0%
Artio International Stock Portfolio (Class A)(b)	6,218,301	$57,457,104
BlackRock Bond Income Portfolio (Class A)(b)	524,859	54,548,645
BlackRock High Yield Portfolio (Class A)(a)	7,540,772	56,706,605
BlackRock Large Cap Value Portfolio (Class A)(b)	18,964,738	171,061,939
Clarion Global Real Estate Portfolio (Class A)(a)	6,632,014	60,616,612
Davis Venture Value Portfolio (Class A)(b)	6,539,606	172,776,378
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	5,965,573	58,701,242
Harris Oakmark International Portfolio (Class A)(a)	5,055,101	58,285,315
Jennison Growth Portfolio (Class A)(b)	8,402,003	84,104,048
Lazard Mid Cap Portfolio (Class A)(a)	3,343,458	29,455,864
Loomis Sayles Global Markets Portfolio (Class A)(a)	6,098,790	57,389,618
Lord Abbett Bond Debenture Portfolio (Class A)(a)	12,071,601	140,392,720
Lord Abbett Growth and Income Portfolio (Class A)(a)	4,653,418	86,320,894
Met/AIM Small Cap Growth Portfolio (Class A)(a)	2,664,153	28,639,643
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	208,552	28,794,818
Met/Dimensional International Small Capital Portfolio (Class A)(b)	2,055,449	29,886,229
Met/Templeton International Bond Portfolio (Class A)(a)	5,105,852	54,377,322
MFS® Emerging Markets Equity Portfolio (Class A)(a)	3,301,672	29,285,829
MFS® Research International Portfolio (Class A)(a)	6,378,298	58,488,991
MFS® Value Portfolio (Class A)(b)	15,907,837	169,577,542
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	15,140,115	165,632,857
PIMCO Total Return Portfolio (Class A)(a)	48,975,789	579,873,336
Rainier Large Cap Equity Portfolio (Class A)(a)	12,552,335	84,979,310
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	3,982,116	29,348,195
Third Avenue Small Cap Value Portfolio (Class A)(a)	6,921,405	85,963,846
Turner Mid Cap Growth Portfolio (Class A)(a)	2,910,837	29,515,885
Van Eck Global Natural Resources Portfolio (Class A)(b)	2,050,213	28,969,503
Van Kampen Comstock Portfolio (Class A)(a)	14,474,389	116,518,832
Western Asset Management U.S. Government Portfolio (Class A)(b)	18,414,623	217,476,701

Total Investment Company Securities (Cost $2,767,601,130)		2,825,145,823

TOTAL INVESTMENTS — 100.0% (Cost $2,767,601,130#)		2,825,145,823

Other Assets and Liabilities (net) — 0.0%		(735,780)

NET ASSETS — 100.0%		$2,824,410,043

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $140,151,509 and $82,606,816 respectively, resulting in a net unrealized appreciation of $57,544,693.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$2,825,145,823	$—	$—	$2,825,145,823

TOTAL INVESTMENTS	$2,825,145,823	—	$—	$2,825,145,823

Met Investors Series Trust

MFS ® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 95.3%
Bermuda — 0.7%
Credicorp, Ltd.(a)	26,550	$2,064,528
Dufry South America, Ltd. (BDR)	183,170	3,090,423

		5,154,951

Brazil — 12.4%
BM&F BOVESPA S.A.	421,700	3,103,549
Brasil Brokers Participacoes	1,189,800	4,049,698
CIA Brasileira de Meios de Pagamento	359,140	3,557,905
CSU Cardsystem S.A.*	881,910	2,981,860
Diagnosticos da America S.A.*	132,900	3,431,562
Empresa Brasileira de Aeronautica S.A. (ADR)*(a)	43,340	994,220
Equatorial Energia S.A.	157,200	1,550,252
Itau Unibanco Banco Multiplo S.A. (ADR)(a)	283,034	5,703,135
Kroton Educacional S.A.	441,523	3,928,685
Natura Cosmeticos S.A.	145,280	2,615,703
OdontoPrev S.A.	173,400	3,512,851
Petroleo Brasileiro S.A. (ADR)	580,090	26,626,131
Redecard S.A.	270,000	4,146,122
Totvs S.A.	48,500	2,377,786
Vale S.A. (ADR)(a)	654,140	15,130,258
Vivo Participacoes S.A. (ADR)	74,170	1,872,793

		85,582,510

Cayman Islands — 1.5%
Hengan International Group Co., Ltd.	670,000	4,050,502
Stella International Holdings, Ltd.	3,872,500	6,486,125

		10,536,627

Chile — 0.7%
Banco Santander Chile S.A. (ADR)	81,770	4,705,046

China — 7.1%
Anhui Conch Cement Co., Ltd.	1,196,000	7,909,391
Bank of China, Ltd.	18,753,000	9,810,040
China Construction Bank Corp.	16,982,000	13,513,305
China Life Insurance Co., Ltd.	2,215,000	9,685,772
China Merchants Bank Co., Ltd.	407,350	900,326
China Shenhua Energy Co., Ltd.	1,603,500	6,893,769

		48,712,603

Colombia — 0.3%
Bancolombia S.A. (ADR)	44,840	1,924,981

Czech Republic — 0.7%
CEZ	96,680	5,147,560

Egypt — 0.9%
Egyptian Co. for Mobile Services	81,590	3,274,770
Orascom Construction Industries	76,849	3,240,598

		6,515,368

Hong Kong — 9.9%
China Mobile, Ltd.	624,000	6,119,821
China Overseas Land & Investment, Ltd.	2,732,000	5,859,609
China Unicom, Ltd. (ADR)(a)	381,620	5,434,269
CNOOC, Ltd.	8,019,000	10,864,056
First Pacific Co., Ltd.	11,302,000	7,537,617
Hang Lung Properties, Ltd.	1,697,000	6,220,996
Hong Kong Exchanges & Clearing, Ltd.	699,500	12,564,357

Met Investors Series Trust

MFS ® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Li & Fung, Ltd.	3,348,000	$13,655,800

		68,256,525

India — 10.3%
BEML, Ltd.	71,830	1,596,584
Dabur India, Ltd.	2,095,718	6,202,783
Housing Development Finance Corp., Ltd.	166,453	9,588,429
Infosys Technologies, Ltd. (ADR)	317,330	15,387,332
National Aluminium Co., Ltd.	1,159,495	8,384,665
Oil & Natural Gas Corp., Ltd.	365,140	8,894,227
Reliance Industries, Ltd.*	219,087	9,973,981
Steel Authority of India, Ltd.	3,064,221	10,825,259

		70,853,260

Indonesia — 0.9%
PT Astra International Tbk	1,762,000	6,068,153

Israel — 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	1,473,170	3,166,422
Israel Chemicals, Ltd.	271,140	3,110,619

		6,277,041

Luxembourg — 0.3%
Tenaris S.A. (ADR)(a)	58,820	2,095,168

Malaysia — 1.8%
Genting Berhad	4,990,200	9,828,296
Tradewinds (Malaysia) Berhad	3,257,400	2,675,190

		12,503,486

Mexico — 5.9%
America Movil S.A.B. de C.V. (ADR)	267,280	11,714,882
Banco Compartamos S.A. de C.V.(a)	786,600	2,876,489
Bolsa Mexicana de Valores S.A. de C.V.*(a)	3,276,100	4,058,218
Corporacion Moctezuma S.A.B. de C.V.	1,538,400	3,081,022
Genomma Lab Internacional S.A. de C.V.*(a)	3,640,500	4,836,358
Grupo Continental S.A.(a)	1,152,560	2,308,283
Grupo Financiero Banorte S.A.B. de C.V.(a)	439,600	1,472,561
Grupo Mexico S.A.B. de C.V., Series B	1,050,393	1,938,492
Grupo Televisa S.A. (ADR)	214,400	3,985,696
Kimberly-Clark de Mexico, S.A.B. de C.V. — Class A	597,950	2,484,233
Urbi, Desarrollos Urbanos, S.A. de C.V.*	1,065,990	2,163,371

		40,919,605

Panama — 0.3%
Copa Holdings S.A. — Class A	42,610	1,895,719

Philippines — 0.9%
Manila Water Co.	8,854,000	2,895,755
Philippine Long Distance Telephone Co.	59,780	3,051,735

		5,947,490

Russia — 6.4%
Gazprom (ADR)	745,270	17,418,704
LUKOIL (ADR)	234,220	12,694,724
Metal and Metallurgical Co. Norilsk Nickel (ADR)*	299,650	3,715,660
Mobile Telesystems (ADR)	128,370	6,196,420
Vimpel-Communications (ADR)*	209,500	3,917,650

		43,943,158

South Africa — 8.5%
African Bank Investments, Ltd.	770,947	3,025,813
Aveng, Ltd.	469,997	2,700,912
Foschini, Ltd.	617,526	5,089,884
Gold Fields, Ltd.	311,830	4,252,658

Met Investors Series Trust

MFS ® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Impala Platinum Holdings, Ltd.	235,449	$5,498,502
Lewis Group, Ltd.	600,798	4,424,134
Massmart Holdings, Ltd.	251,463	2,941,286
MTN Group, Ltd.	743,590	12,076,347
Murray & Roberts Holdings, Ltd.	278,185	2,213,095
Naspers, Ltd.	182,540	6,233,441
Pretoria Portland Cement Co., Ltd.	841,120	3,789,872
Shoprite Holdings, Ltd.	371,656	3,066,247
Truworths International, Ltd.	557,642	3,155,629

		58,467,820

South Korea — 11.1%
Hana Financial Group, Inc.	262,300	8,999,510
Hyundai Mobis	64,561	9,030,533
KT&G Corp.	107,674	6,522,302
LG Chem, Ltd.	75,054	13,902,883
Samsung Electronics Co., Ltd.	43,735	30,154,165
Samsung Fire & Marine Insurance Co., Ltd.	39,115	7,984,462

		76,593,855

Taiwan — 8.5%
Acer, Inc.	3,156,240	8,054,334
High Tech Computer Corp.	615,130	6,756,014
Hon Hai Precision Industry Co., Ltd.	2,242,450	8,973,236
MediaTek, Inc.	478,871	7,988,043
Taiwan Semiconductor Manufacturing Co., Ltd.	7,828,842	15,717,023
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,016,989	11,146,199

		58,634,849

Thailand — 0.5%
PTT Exploration and Production Public Co., Ltd.	818,000	3,476,684

Turkey — 2.1%
BIM Birlesik Magazalar A.S.	104,330	4,262,200
Tupras-Turkiye Petrol Rafinerileri A.S.	207,653	3,455,313
Turkiye Garanti Bankasi A.S.	1,782,759	6,769,664

		14,487,177

United Kingdom — 2.7%
British American Tobacco Plc	146,724	4,617,169
Standard Chartered Plc	564,250	13,809,732

		18,426,901

Total Common Stocks (Cost $549,355,678)		657,126,537

Preferred Stocks — 3.1%
Brazil — 3.1%
AES Tiete S.A.	133,600	1,504,228
Companhia de Bebidas das Americas (ADR)	86,960	7,153,329
Duratex S.A.	197,400	3,120,267
Eletropaulo Metropolitana de Sao Paulo S.A.	222,580	4,546,801
Suzano Papel e Celulose S.A.*	137,400	1,447,905
Universo Online S.A.	239,300	1,132,749
Usinas Siderurgicas de Minas Gerais S.A. — Class A	86,650	2,280,816

		21,186,095

Total Preferred Stocks (Cost $16,016,284)		21,186,095

Met Investors Series Trust

MFS ® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 4.3%
Mutual Funds — 2.8%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	19,674,575	$19,674,575

Repurchase Agreement — 1.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $10,224,003 on 10/01/09 collateralized by$ 10,440,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $10,431,648.	$10,224,000	10,224,000

Total Short-Term Investments (Cost $29,898,575)		29,898,575

TOTAL INVESTMENTS — 102.7% (Cost $595,270,537#)		708,211,207

Other Assets and Liabilities (net) — (2.7)%		(18,887,723)

NET ASSETS — 100.0%		$689,323,484

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $136,852,275 and $23,911,605 respectively, resulting in a net unrealized appreciation of $112,940,670.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $19,072,361 and the collateral received consisted of cash in the amount of $19,674,575. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

The following table summarizes the top ten industry diversification of the portfolio holdings of the MFS® Emerging Markets Equity Portfolio at September 30, 2009.

Ten Largest Industries as of September 30, 2009 (unaudited)	Percent of Net Assets
Oil, Gas & Consumable Fuels	14.6%
Commercial Banks	10.1%
Semiconductors & Semiconductor Equipment	9.4%
Metals & Mining	7.5%
Wireless Telecommunication Services	6.4%
IT Services	3.8%
Diversified Financial Services	3.3%
Insurance	2.6%
Chemicals	2.5%
Real Estate Management & Development	2.3%

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$5,154,951	$—	$—	$5,154,951
Brazil	85,582,510	—	—	85,582,510
Cayman Islands	—	10,536,627	—	10,536,627
Chile	4,705,046	—	—	4,705,046
China	—	48,712,603	—	48,712,603
Colombia	1,924,981	—	—	1,924,981
Czech Republic	—	5,147,560	—	5,147,560
Egypt	—	6,515,368	—	6,515,368
Hong Kong	5,434,269	62,822,256	—	68,256,525
India	15,387,332	55,465,928	—	70,853,260
Indonesia	—	6,068,153	—	6,068,153
Israel	—	6,277,041	—	6,277,041
Luxembourg	2,095,168	—	—	2,095,168
Malaysia	—	12,503,486	—	12,503,486
Mexico	40,919,605	—	—	40,919,605
Panama	1,895,719	—	—	1,895,719
Philippines	—	5,947,490	—	5,947,490
Russia	26,524,454	17,418,704	—	43,943,158
South Africa	—	58,467,820	—	58,467,820
South Korea	—	76,593,855	—	76,593,855
Taiwan	11,146,199	47,488,650	—	58,634,849
Thailand	3,476,684	—	—	3,476,684
Turkey	—	14,487,177	—	14,487,177
United Kingdom	—	18,426,901	—	18,426,901

Total Common Stocks	204,246,918	452,879,619	—	657,126,537

Preferred Stocks
Brazil	21,186,095	—	—	21,186,095

Total Preferred Stocks	21,186,095	—	—	21,186,095

Short-Term Investments
Mutual Funds	19,674,575	—	—	19,674,575
Repurchase Agreement	—	10,224,000	—	10,224,000

Total Short-Term Investments	19,674,575	10,224,000	—	29,898,575

TOTAL INVESTMENTS	$245,107,588	$463,103,619	$—	$708,211,207

Met Investors Series Trust

MFS ® Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.5%
Australia — 1.5%
Iluka Resources, Ltd.*(a)	2,128,425	$7,419,437
Paladin Energy, Ltd.*(a)	2,294,788	9,037,095
QBE Insurance Group, Ltd.(a)	478,670	10,124,506

		26,581,038

Belgium — 0.5%
KBC Groep N.V.*	188,124	9,468,315

Bermuda — 0.5%
Esprit Holdings, Ltd.	1,398,820	9,381,037

Brazil — 1.5%
Itau Unibanco Banco Multiplo S.A. (ADR)	1,002,191	20,194,149
Petroleo Brasileiro S.A. (ADR)	125,750	5,771,925

		25,966,074

Canada — 1.4%
Nexen, Inc.	278,390	6,320,023
Rogers Communications, Inc.(a)	219,180	6,179,929
Suncor Energy, Inc.	122,060	4,257,841
Teck Resources, Ltd. — Class B*	264,990	7,291,149

		24,048,942

Cayman Islands — 0.7%
Hengan International Group Co., Ltd.	1,304,870	7,888,625
Shimao Property Holdings, Ltd.	2,770,500	4,662,994

		12,551,619

China — 3.1%
Bank of China, Ltd.	34,438,000	18,015,153
China Construction Bank Corp.	33,117,000	26,352,616
China Life Insurance Co., Ltd.(a)	2,154,000	9,419,030

		53,786,799

Cyprus — 0.9%
Bank of Cyprus Public Co., Ltd.	2,120,347	16,247,922

Czech Republic — 0.5%
CEZ	156,680	8,342,157

Finland — 1.3%
Nokia OYJ	1,494,140	21,966,315

France — 11.2%
BNP Paribas(a)	500,056	39,982,021
GDF Suez(a)	829,246	37,062,758
Groupe DANONE(a)	407,733	24,657,869
Legrand S.A.	125,500	3,494,930
LVMH Moet Hennessy Louis Vuitton S.A.(a)	275,450	27,730,655
Schneider Electric S.A.	202,842	20,570,600
Total S.A.	731,630	43,540,205

		197,039,038

Germany — 9.8%
Bayer AG(a)	284,987	19,731,369
Deutsche Boerse AG	210,260	17,178,349
E. On AG	794,915	33,743,057
Linde AG(a)	296,790	32,208,063
Merck KGaA	209,330	20,811,933
Siemens AG(a)	348,370	32,281,308

Met Investors Series Trust

MFS ® Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Symrise AG(a)	844,042	$16,083,180

		172,037,259

Hong Kong — 3.1%
China Unicom (Hong Kong), Ltd.(a)	8,872,850	12,413,477
CNOOC, Ltd.	3,177,170	4,304,396
Hutchison Whampoa, Ltd.	1,766,000	12,650,343
Li & Fung, Ltd.(a)	2,737,030	11,163,780
Sun Hung Kai Properties, Ltd.	975,000	14,315,411

		54,847,407

India — 2.0%
BEML, Ltd.	219,167	4,871,482
HDFC Bank, Ltd. (ADR)	165,540	19,594,970
Housing Development Finance Corp., Ltd.	171,578	9,883,652
Unitech, Ltd.	54,100	119,550

		34,469,654

Italy — 3.3%
Eni S.p.A.(a)	1,039,470	26,016,277
Saipem S.p.A.	255,790	7,696,531
Unione Di Banche Italiance SCPA	1,527,969	23,488,009

		57,200,817

Japan — 15.2%
Aeon Credit Service Co., Ltd.(a)	1,121,400	11,235,423
Bridgestone Corp.(a)	618,600	11,047,933
Chiba Bank, Ltd. (The)	1,645,000	10,156,191
East Japan Railway Co.	338,000	24,343,271
GLORY, Ltd.(a)	684,800	16,837,895
Inpex Holdings, Inc.(a)	1,415	12,033,982
Japan Tobacco, Inc.	3,886	13,271,382
JGC Corp.(a)	1,008,000	20,487,812
KDDI Corp.	2,318	13,076,669
Konica Minolta Holdings, Inc.	812,500	7,679,008
Lawson, Inc.	311,200	14,506,810
Mitsubishi Corp.	749,200	15,090,255
Nomura Research Institute, Ltd.(a)	596,600	14,223,462
Ricoh Co., Ltd.(a)	699,000	10,109,523
Sankyo Co., Ltd.(a)	42,200	2,642,140
Santen Pharmaceutical Co., Ltd.(a)	416,800	15,361,439
Shizuoka Bank, Ltd. (The)(a)	725,000	7,638,909
Sumitomo Mitsui Financial Group, Inc.(a)	430,600	14,949,622
Tokyo Gas Co., Ltd.(a)	1,858,000	7,731,551
Yamato Holdings Co., Ltd.(a)	1,464,000	23,960,257

		266,383,534

Mexico — 1.4%
America Movil S.A.B. de C.V. (ADR)	164,530	7,211,350
Corporacion Moctezuma S.A.B. de C.V.	580,060	1,161,712
Grupo Televisa S.A. (ADR)	354,640	6,592,758
Kimberly-Clark de Mexico, S.A.B. de C.V. — Class A	1,532,830	6,368,268
Urbi, Desarrollos Urbanos, S.A. de C.V.*(a)	1,741,330	3,533,938

		24,868,026

Netherlands — 7.1%
Akzo Nobel N.V.(a)	452,950	28,086,935
Heineken N.V.	378,420	17,452,783
ING Groep N.V.*	1,652,100	29,510,157
Koninklijke (Royal) KPN N.V.	1,681,160	27,889,628
TNT N.V.	783,465	21,055,626

		123,995,129

Met Investors Series Trust

MFS ® Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Norway — 0.8%
Storebrand ASA*	2,411,390	$14,736,706

Papua New Guinea — 0.4%
Lihir Gold, Ltd.*	2,989,944	7,485,379

Singapore — 1.3%
Keppel Corp., Ltd.	4,022,000	22,971,064

South Korea — 1.5%
Samsung Electronics Co., Ltd.	21,046	14,510,679
Samsung Fire & Marine Insurance Co., Ltd.	59,717	12,189,904

		26,700,583

Spain — 1.1%
Inditex S.A.(a)	337,640	19,384,776

Switzerland — 9.5%
Actelion, Ltd.*	167,522	10,401,095
Geberit AG(a)	55,771	8,562,723
Julius Baer Holding AG	159,246	7,962,622
Nestle S.A.	1,058,018	45,076,075
Roche Holdings AG	274,620	44,396,858
Swiss Re.	304,730	13,753,584
UBS AG*	1,145,719	20,971,824
Zurich Financial Services AG	65,450	15,577,722

		166,702,503

Taiwan — 2.7%
Acer, Inc.	5,655,520	14,432,188
Taiwan Semiconductor Manufacturing Co., Ltd.	16,464,753	33,054,301

		47,486,489

United Kingdom — 14.4%
Aberdeen Asset Management Plc	1,868,600	4,487,311
ARM Holdings Plc(a)	3,523,550	8,141,420
BHP Billiton Plc	1,132,340	31,158,836
HSBC Holdings Plc	4,544,550	52,091,669
Reckitt Benckiser Group Plc	336,050	16,444,307
Reed Elsevier Plc	1,697,630	12,730,353
Royal Dutch Shell Plc — Class A	1,147,320	32,727,866
Smith & Nephew Plc(a)	1,826,971	16,386,321
Tomkins Plc	3,777,080	11,413,953
Tullow Oil Plc	490,308	8,868,662
Vodafone Group Plc	15,286,260	34,352,782
WPP Plc	2,764,135	23,789,558

		252,593,038

United States — 1.8%
Bucyrus International, Inc.	324,680	11,565,102
Marathon Oil Corp.	188,980	6,028,462
Synthes, Inc.	113,200	13,636,124

		31,229,688

Total Common Stocks (Cost $1,634,877,439)		1,728,471,308

Preferred Stock — 0.3%
Brazil — 0.3%
Duratex S.A. (Cost — $5,441,679)	327,650	5,179,106

Right — 0.1%
France — 0.1%
BNP Paribas(a)* (Cost — $0)	500,056	1,082,630

Met Investors Series Trust

MFS ® Research International Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 12.8%
Mutual Funds — 12.2%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	213,881,634	$213,881,634

Repurchase Agreement — 0.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $11,328,003 on 10/01/09 collateralized by $11,130,000 FHLB at 4.375% due 09/17/10 with a value of $11,559,618.	$11,328,000	11,328,000

Total Short-Term Investments (Cost $225,209,634)		225,209,634

TOTAL INVESTMENTS — 111.7% (Cost $1,865,528,752#)		1,959,942,678

Other Assets and Liabilities (net) — (11.7)%		(205,909,058)

NET ASSETS — 100.0%		$1,754,033,620

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $210,896,610 and $116,482,684 respectively, resulting in a net unrealized appreciation of $94,413,926.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $203,277,836 and the collateral received consisted of cash in the amount of $213,881,634. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

The following table summarizes the top ten industry diversification of the portfolio holdings of the MFS® Research International Portfolio at September 30, 2009.

Ten Largest Industries as of September 30, 2009 (unaudited)	Percent of Net Assets
Commercial Banks	14.7%
Oil, Gas & Consumable Fuels	9.1%
Pharmaceuticals	5.7%
Industrial Conglomerates	4.5%
Chemicals	4.4%
Insurance	4.3%
Food Products	4.0%
Wireless Telecommunication Services	3.5%
Semiconductors & Semiconductor Equipment	3.2%
Metals & Mining	3.0%

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$26,581,038	$—	$26,581,038
Belgium	—	9,468,315	—	9,468,315
Bermuda	—	9,381,037	—	9,381,037
Brazil	25,966,074	—	—	25,966,074
Canada	24,048,942	—	—	24,048,942
Cayman Islands	—	12,551,619	—	12,551,619
China	—	53,786,799	—	53,786,799
Cyprus	—	16,247,922	—	16,247,922
Czech Republic	—	8,342,157	—	8,342,157
Finland	21,966,315	—	—	21,966,315
France	—	197,039,038	—	197,039,038
Germany	—	172,037,259	—	172,037,259
Hong Kong	—	54,847,407	—	54,847,407
India	19,594,970	14,874,684	—	34,469,654
Italy	—	57,200,817	—	57,200,817
Japan	—	266,383,534	—	266,383,534
Mexico	24,868,026	—	—	24,868,026
Netherlands	—	123,995,129	—	123,995,129
Norway	—	14,736,706	—	14,736,706
Papua New Guinea	—	7,485,379	—	7,485,379
Singapore	—	22,971,064	—	22,971,064
South Korea	—	26,700,583	—	26,700,583
Spain	—	19,384,776	—	19,384,776
Switzerland	—	166,702,503	—	166,702,503
Taiwan	—	47,486,489	—	47,486,489
United Kingdom	—	252,593,038	—	252,593,038
United States	17,593,564	13,636,124	—	31,229,688

Total Common Stocks	134,037,891	1,594,433,417	—	1,728,471,308

Preferred Stock
Brazil	5,179,106	—	—	5,179,106
Right
France	1,082,630	—	—	1,082,630
Short-Term Investments
Mutual Funds	213,881,634	—	—	213,881,634
Repurchase Agreement	—	11,328,000	—	11,328,000

Total Short-Term Investments	213,881,634	11,328,000	—	225,209,634

TOTAL INVESTMENTS	$354,181,261	$1,605,761,417	$—	$1,959,942,678

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Realized Loss	Change in Unrealized Appreciation	Net Purchases	Net Sales	Net Transfers out of Level 3	Balance as of September 30, 2009
Common Stock
Japan	$37,047,987	$(6,852,387)	$2,672,317	$12,445,274	$(6,020,297)	$(39,292,894)	$—

Total	$37,047,987	$(6,852,387)	$2,672,317	$12,445,274	$(6,020,297)	$(39,292,894)	$—

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.6%
Aerospace & Defense — 2.8%
General Dynamics Corp.	67,920	$4,387,632
Goodrich Corp.	58,500	3,178,890
Lockheed Martin Corp.	119,440	9,325,875
United Technologies Corp.	63,750	3,884,288

		20,776,685

Beverages — 1.9%
PepsiCo, Inc.	238,150	13,969,879

Biotechnology — 4.3%
Amgen, Inc.*	103,570	6,238,021
Celgene Corp.*(a)	197,390	11,034,101
Gilead Sciences, Inc.*	225,130	10,486,556
Vertex Pharmaceuticals, Inc.*(a)	90,080	3,414,032

		31,172,710

Capital Markets — 4.3%
Charles Schwab Corp. (The)	296,270	5,673,571
Credit Suisse Group AG	164,220	9,128,635
Goldman Sachs Group, Inc. (The)	53,870	9,930,934
Julius Baer Holding AG	74,569	3,728,601
T. Rowe Price Group, Inc.	65,240	2,981,468

		31,443,209

Chemicals — 4.6%
Monsanto Co.	209,150	16,188,210
Potash Corp. of Saskatchewan, Inc.	66,910	6,044,649
Praxair, Inc.	137,940	11,268,319

		33,501,178

Commercial Banks — 0.6%
Wells Fargo & Co.	169,640	4,780,455

Communications Equipment — 6.0%
F5 Networks, Inc.*	88,720	3,515,974
Juniper Networks, Inc.*	198,620	5,366,712
QUALCOMM, Inc.	517,110	23,259,608
Research In Motion, Ltd.*	174,290	11,773,289

		43,915,583

Computers & Peripherals — 6.8%
Apple, Inc.*	115,760	21,458,431
Dell, Inc.*	283,140	4,320,716
Hewlett-Packard Co.	329,560	15,558,528
NetApp, Inc.*	310,540	8,285,207

		49,622,882

Construction & Engineering — 0.6%
Quanta Services, Inc.*(a)	183,540	4,061,740

Diversified Consumer Services — 1.2%
Apollo Group, Inc. — Class A*	120,810	8,900,073

Diversified Financial Services — 3.7%
BM&F BOVESPA S.A.	933,300	6,868,726
IntercontinentalExchange, Inc.*	104,020	10,109,704
JPMorgan Chase & Co.	92,730	4,063,428
MSCI, Inc. — Class A*	212,490	6,293,954

		27,335,812

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Electrical Equipment — 2.0%
ABB, Ltd.*	554,146	$11,121,483
First Solar, Inc.*(a)	21,740	3,323,176

		14,444,659

Energy Equipment & Services — 3.0%
Cameron International Corp.*	152,370	5,762,634
Halliburton Co.	221,210	5,999,215
Schlumberger, Ltd.	173,570	10,344,772

		22,106,621

Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	247,470	12,148,302

Food Products — 2.9%
Cadbury Plc	491,754	6,318,844
Nestle S.A.	342,064	14,573,384

		20,892,228

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	248,870	14,188,079
C.R. Bard, Inc.	41,720	3,279,609
DENTSPLY International, Inc.(a)	174,690	6,033,792
Stryker Corp.	68,630	3,117,861

		26,619,341

Health Care Providers & Services — 3.6%
Express Scripts, Inc.*	167,920	13,027,234
Henry Schein, Inc.*(a)	104,410	5,733,153
Medco Health Solutions, Inc.*	107,110	5,924,254
UnitedHealth Group, Inc.	76,020	1,903,541

		26,588,182

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	70,960	4,049,687

Household Products — 1.0%
Colgate-Palmolive Co.	95,730	7,302,284

Internet Software & Services — 4.7%
eBay, Inc.*	321,000	7,578,810
Google, Inc. — Class A*	53,590	26,572,602

		34,151,412

IT Services — 4.6%
Accenture Plc — Class A	188,850	7,038,440
MasterCard, Inc. — Class A(a)	64,400	13,018,460
SAIC, Inc.*(a)	33,070	580,048
Visa, Inc. — Class A	189,640	13,106,020

		33,742,968

Life Sciences Tools & Services — 2.0%
Illumina, Inc.*(a)	120,720	5,130,600
Thermo Fisher Scientific, Inc.*	216,920	9,472,896

		14,603,496

Machinery — 0.6%
Joy Global, Inc.	95,510	4,674,259

Media — 2.2%
Cablevision Systems Corp. — Class A	335,880	7,977,150
McGraw-Hill Cos., Inc. (The)	158,930	3,995,500
Walt Disney Co. (The)	158,850	4,362,021

		16,334,671

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Oil, Gas & Consumable Fuels — 5.9%
Apache Corp.	71,850	$6,597,985
Occidental Petroleum Corp.	176,710	13,854,064
Range Resources Corp.(a)	136,760	6,750,474
Southwestern Energy Co.*	102,520	4,375,554
XTO Energy, Inc.	288,587	11,924,415

		43,502,492

Pharmaceuticals — 3.9%
Abbott Laboratories	96,880	4,792,654
Allergan, Inc.	124,530	7,068,323
Novo Nordisk A.S. — Class B	63,610	3,993,604
Roche Holdings AG	45,636	7,377,813
Shire, Ltd.	292,520	5,087,445

		28,319,839

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	75,520	3,577,382

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	42,900	3,424,707

Semiconductors & Semiconductor Equipment — 5.4%
Applied Materials, Inc.	410,850	5,505,390
Broadcom Corp. — Class A*	302,270	9,276,666
MEMC Electronic Materials, Inc.*(a)	261,030	4,340,929
NVIDIA Corp.*	771,120	11,589,934
Texas Instruments, Inc.	379,550	8,991,539

		39,704,458

Software — 6.0%
Adobe Systems, Inc.*	321,720	10,629,629
Electronic Arts, Inc.*(a)	135,900	2,588,895
Microsoft Corp.	363,580	9,413,086
Nintendo Co., Ltd.	25,580	6,559,743
Oracle Corp.	408,830	8,520,017
Salesforce.com, Inc.*(a)	68,240	3,884,903
Symantec Corp.*	129,530	2,133,359

		43,729,632

Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.*	62,640	2,351,506
Staples, Inc.	260,000	6,037,200

		8,388,706

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.	296,310	9,754,525
NIKE, Inc. — Class B(a)	67,820	4,387,954
Polo Ralph Lauren Corp.(a)	61,670	4,725,156

		18,867,635

Tobacco — 0.9%
Philip Morris International, Inc.	139,560	6,802,154

Wireless Telecommunication Services — 2.5%
Crown Castle International Corp.*(a)	334,810	10,499,642
NII Holdings, Inc.*	258,550	7,751,329

		18,250,971

Total Common Stocks (Cost $713,026,025)		721,706,292

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value
Short-Term Investments — 6.0%
Mutual Funds — 4.9%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	35,580,314	$35,580,314

Repurchase Agreement — 1.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $8,104,002 on 10/01/09 collateralized by $7,960,000 FHLB at 4.375% due 09/17/10 with a value of $8,267,256.	$8,104,000	8,104,000

Total Short-Term Investments (Cost $43,684,314)		43,684,314

TOTAL INVESTMENTS — 104.6% (Cost $756,710,339#)		765,390,606

Other Assets and Liabilities (net) — (4.6)%		(33,959,991)

NET ASSETS — 100.0%		$731,430,615

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $61,559,110 and $52,878,843 respectively, resulting in a net unrealized appreciation of $8,680,267.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $34,778,390 and the collateral received consisted of cash in the amount of $35,580,314. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$20,776,685	$—	$—	$20,776,685
Beverages	13,969,879	—	—	13,969,879
Biotechnology	31,172,710	—	—	31,172,710
Capital Markets	18,585,973	12,857,236	—	31,443,209
Chemicals	33,501,178	—	—	33,501,178
Commercial Banks	4,780,455	—	—	4,780,455
Communications Equipment	43,915,583	—	—	43,915,583
Computers & Peripherals	49,622,882	—	—	49,622,882
Construction & Engineering	4,061,740	—	—	4,061,740
Diversified Consumer Services	8,900,073	—	—	8,900,073
Diversified Financial Services	27,335,812	—	—	27,335,812
Electrical Equipment	3,323,176	11,121,483	—	14,444,659
Energy Equipment & Services	22,106,621	—	—	22,106,621
Food & Staples Retailing	12,148,302	—	—	12,148,302
Food Products	—	20,892,228	—	20,892,228
Health Care Equipment & Supplies	26,619,341	—	—	26,619,341
Health Care Providers & Services	26,588,182	—	—	26,588,182
Hotels, Restaurants & Leisure	4,049,687	—	—	4,049,687
Household Products	7,302,284	—	—	7,302,284
Internet Software & Services	34,151,412	—	—	34,151,412
IT Services	33,742,968	—	—	33,742,968
Life Sciences Tools & Services	14,603,496	—	—	14,603,496
Machinery	4,674,259	—	—	4,674,259
Media	16,334,671	—	—	16,334,671
Oil, Gas & Consumable Fuels	43,502,492	—	—	43,502,492
Pharmaceuticals	11,860,977	16,458,862	—	28,319,839
Real Estate Management & Development	3,577,382	—	—	3,577,382
Road & Rail	3,424,707	—	—	3,424,707
Semiconductors & Semiconductor Equipment	39,704,458	—	—	39,704,458
Software	37,169,889	6,559,743	—	43,729,632
Specialty Retail	8,388,706	—	—	8,388,706
Textiles, Apparel & Luxury Goods	18,867,635	—	—	18,867,635
Tobacco	6,802,154	—	—	6,802,154
Wireless Telecommunication Services	18,250,971	—	—	18,250,971

Total Common Stocks	653,816,740	67,889,552	—	721,706,292

Short-Term Investments
Mutual Funds	35,580,314	—	—	35,580,314
Repurchase Agreement	—	8,104,000	—	8,104,000

Total Short-Term Investments	35,580,314	8,104,000	—	43,684,314

TOTAL INVESTMENTS	$689,397,054	$75,993,552	$—	$765,390,606

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Municipals — 0.3%
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	$1,000,000	$812,450
California County Tobacco Securitization Agency 5.625%, due 06/01/23	125,000	125,830
Los Angeles Department of Water & Power, Systems, Subser A-2 5.000%, due 07/01/44(AMBAC)	3,700,000	3,891,105
Tobacco Settlement Financing Corp.
6.000%, due 06/01/23	770,000	781,411
7.467%, due 06/01/47	1,150,000	911,157

Total Municipals (Cost $6,720,497)		6,521,953

Asset-Backed Securities — 10.5%
Ace Securities Corp. 0.296%, due 12/25/36(a)	140,730	114,369
Asset Backed Funding Certificates
0.596%, due 06/25/34(a)	877,507	575,353
0.306%, due 11/25/36(a)	16,622	16,255
Asset Backed Securities Corp. Home Equity 0.296%, due 12/25/36(a)	714,645	666,368
Banc of America Commercial Mortgage, Inc.
5.658%, due 06/10/49(a)	1,100,000	904,017
5.744%, due 02/10/51(a)	1,100,000	980,482
Banc of America Funding Corp. 4.568%, due 02/20/36(a)	2,220,556	1,958,453
Banc of America Large Loan, Inc. 0.753%, due 08/14/29(144A)(a)(b)	6,187,767	4,858,360
Banc of America Mortgage Securities 6.500%, due 09/25/33	120,313	114,298
Bank of America Auto Trust 1.700%, due 12/15/11(144A)(b)	14,600,000	14,645,383
Bear Stearns ALT-A Trust 0.406%, due 02/25/34(a)	473,049	333,228
Bear Stearns ARM Trust
4.673%, due 01/25/35(a)	5,874,455	5,165,915
2.860%, due 03/25/35(a)	1,606,399	1,436,755
Bear Stearns Asset Backed Securities Trust
0.906%, due 10/25/32(a)	39,728	31,656
0.576%, due 01/25/36(a)	25,937	24,325
0.296%, due 11/25/36(a)	43,505	40,146
1.246%, due 10/25/37(a)	4,451,307	2,788,505
Bear Stearns Commercial Mortgage Securities 6.440%, due 06/16/30	12,893	12,883
Bear Stearns Mortgage Funding Trust 0.316%, due 02/25/37(a)	1,483,127	1,265,321
Bear Stearns Structured Products, Inc. 5.636%, due 01/26/36(a)	1,191,736	680,021
Capital Auto Receivables Asset Trust
1.163%, due 03/15/11(a)	513,552	514,402
1.693%, due 10/15/12(a)	7,100,000	7,126,829
Carrington Mortgage Loan Trust 0.566%, due 10/25/35(a)	636,590	574,244
Chase Issuance Trust
0.893%, due 11/15/11(a)	14,700,000	14,708,053
0.694%, due 09/17/12(a)	12,000,000	12,008,423
Chrysler Financial Auto Securitization Trust 1.850%, due 06/15/11	2,000,000	2,014,150
Citigroup Mortgage Loan Trust, Inc.
2.810%, due 12/25/35(a)	132,162	114,579
4.700%, due 12/25/35(a)	8,397,509	7,185,770
Countrywide Alternative Loan Trust
0.526%, due 12/25/35(a)	78,364	41,986
0.326%, due 09/20/46(a)	95,554	94,458
0.426%, due 02/20/47-05/25/47(a)	1,546,316	724,650
Countrywide Asset-Backed Certificates
0.296%, due 03/25/37-05/25/47(a)	293,211	282,689
0.326%, due 06/25/37(a)	888,378	839,259
0.356%, due 10/25/46(a)	214,522	207,217
Countrywide Home Loans
3.769%, due 11/19/33(a)	144,978	141,337

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

4.004%, due 08/25/34(a)	$492,650	$323,449
0.536%, due 04/25/35(a)	1,753,321	948,558
0.586%, due 06/25/35 (144A)(a)(b)	452,866	308,576
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40	229,722	231,442
Daimler Chrysler Auto Trust
1.184%, due 07/08/11(a)	8,563,318	8,577,295
1.734%, due 09/10/12(a)	1,000,000	1,004,371
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
0.346%, due 10/25/36(a)	135,851	122,848
5.869%, due 10/25/36	1,400,000	775,876
5.886%, due 10/25/36	1,400,000	776,540
Equity One ABS, Inc. 0.546%, due 04/25/34(a)	121,664	55,963
First Franklin Mortgage Loan Asset Backed Certificates
0.296%, due 11/25/36(a)	557,474	548,560
0.286%, due 01/25/38(a)	384,034	366,476
First Horizon Pass Trust Mortgage 3.525%, due 06/25/34(a)	615,274	480,238
Ford Credit Auto Owner Trust
0.357%, due 09/15/10 (144A)(b)	4,800,000	4,765,502
1.143%, due 01/15/11(a)	5,481,629	5,489,428
2.000%, due 12/15/11	6,400,000	6,454,610
Fremont Home Loan Trust
0.296%, due 10/25/36(a)	25,659	19,004
0.306%, due 01/25/37(a)	210,308	137,282
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37	2,442,532	2,466,571
Greenpoint Mortgage Funding Trust
0.466%, due 06/25/45(a)	790,544	403,672
0.516%, due 11/25/45(a)	351,088	184,071
0.326%, due 10/25/46(a)	313,180	248,024
GS Mortgage Loan Trust 4.117%, due 09/25/35(a)	1,400,363	1,296,695
GSAMP Trust
0.536%, due 03/25/34(a)	23,218	23,005
0.316%, due 10/25/36(a)	6,745	5,526
0.286%, due 10/25/46(a)	23,603	23,166
0.346%, due 01/25/47(a)	266,346	253,163
Harborview Mortgage Loan Trust
0.466%, due 05/19/35(a)	188,801	100,487
0.336%, due 01/19/38(a)	107,418	102,038
Honda Auto Receivables Owner Trust 1.500%, due 11/15/10	6,300,000	6,339,211
HSI Asset Securitization Corp. Trust 0.296%, due 10/25/36(a)	84,254	56,006
Impac Secured Assets Corp. 0.326%, due 01/25/37(a)	68,721	50,219
Indymac Index Mortgage Loan Trust 0.336%, due 11/25/46(a)	320,412	290,550
JPMorgan Chase Commercial Mortgage Securities Corp. 5.794%, due 02/12/51(a)	1,500,000	1,311,139
JPMorgan Mortgage Acquisition Corp.
0.296%, due 07/25/36-08/25/36(a)	123,728	119,690
0.333%, due 11/25/36(a)	26,428	25,620
0.306%, due 03/25/47(a)	1,237,230	850,862
JPMorgan Mortgage Trust
5.012%, due 02/25/35(a)	7,253,144	6,952,496
5.005%, due 07/25/35(a)	994,229	834,087
Lehman XS Trust 0.326%, due 11/25/46(a)	359,862	316,378
Long Beach Mortgage Loan Trust
0.426%, due 08/25/35(a)	10,846	10,672
0.286%, due 11/25/36(a)	11,340	10,904
Master Adjustable Rate Mortgages Trust
3.889%, due 12/25/33(a)	619,391	533,506
3.111%, due 11/21/34(a)	600,000	476,481

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Mellon Residential Funding Corp.
0.683%, due 12/15/30(a)	$166,145	$142,335
0.593%, due 11/15/31(a)	721,832	541,195
Merrill Lynch Floating Trust
0.313%, due 06/15/22(144A)(a)(b)	166,236	127,586
Merrill Lynch Mortgage Investors Trust
4.250%, due 10/25/35 (a)	3,699,352	3,216,559
0.296%, due 05/25/37(a)	29,741	29,456
0.316%, due 07/25/37(a)	106,198	101,827
Morgan Stanley Capital, Inc.
0.296%, due 09/25/36-11/25/36(a)	600,313	587,654
0.286%, due 10/25/36(a)	145,348	142,171
Nomura Asset Acceptance Corp. 0.386%, due 01/25/36(144A)(a)(b)	16,095	14,998
Option One Mortgage Loan Trust 0.296%, due 01/25/37(a)	315,991	309,784
Park Place Securities, Inc. 0.506%, due 09/25/35(a)	30,826	19,756
Residential Accredit Loans, Inc.
0.546%, due 08/25/35(a)	309,149	165,705
2.261%, due 09/25/45(a)	336,558	188,224
Residential Asset Securities Corp. 0.316%, due 11/25/36(a)	45,764	45,504
Residential Asset Securitization Trust 6.500%, due 08/25/36	1,000,000	618,419
Securitized Asset Backed Receivables LLC Trust 0.296%, due 09/25/36(a)	19,903	19,495
Securitized Asset Sales, Inc. 4.315%, due 11/26/23(a)	7,998	7,579
Sequoia Mortgage Trust 0.596%, due 10/19/26(a)	295,614	233,665
SLM Student Loan Trust
0.484%, due 04/25/14(a)	840,402	840,032
0.494%, due 10/27/14(a)	174,232	174,043
2.004%, due 04/25/23(a)	31,138,416	32,375,910
Small Business Administration Participation Certificates
4.880%, due 11/01/24	3,464,234	3,666,479
5.510%, due 11/01/27	7,089,264	7,620,635
5.170%, due 01/01/28	5,716,202	6,157,877
Soundview Home Equity Loan Trust
0.306%, due 11/25/36 (144A)(a)(b)	124,469	81,278
0.326%, due 01/25/37(a)	60,728	59,882
Specialty Underwriting & Residential Finance Trust 0.291%, due 11/25/37(a)	4,554	4,465
Structured Adjustable Rate Mortgage Loan Trust
3.750%, due 02/25/34(a)	422,034	347,382
2.301%, due 01/25/35(a)	252,397	114,186
Structured Asset Investment Loan Trust 0.296%, due 07/25/36(a)	23,104	22,107
Structured Asset Mortgage Investments, Inc.
0.576%, due 10/19/34(a)	193,289	157,215
0.436%, due 06/25/36(a)	210,480	100,776
0.316%, due 08/25/36(a)	157,140	153,110
Structured Asset Securities Corp.
4.900%, due 04/25/35(a)	932,497	621,443
3.832%, due 10/25/35 (144A)(a)(b)(c)	295,066	179,710
0.296%, due 05/25/36-10/25/36(a)	266,412	249,653
TBW Mortgage Backed Pass Through Certificates
0.346%, due 09/25/36(a)	2,832	2,781
0.356%, due 01/25/37(a)	300,080	274,944
6.015%, due 07/25/37	600,000	348,210
Thornburg Mortgage Securities Trust 0.366%, due 09/25/46(a)	1,517,814	1,453,418
Truman Capital Mortgage Loan Trust 0.586%, due 01/25/34(144A)(a)(b)	11,400	10,690
Wachovia Bank Commercial Mortgage Trust
0.323%, due 06/15/20 (144A)(a)(b)	4,120,895	3,263,882
0.333%, due 09/15/21 (144A)(a)(b)	2,788,851	2,083,201
WaMu Mortgage Pass Through Certificates
2.101%, due 11/25/42(a)	57,917	35,917
0.536%, due 10/25/45(a)	2,270,267	1,229,235
0.506%, due 11/25/45(a)	358,872	215,314
1.901%, due 02/25/46(a)	367,426	188,407
2.973%, due 07/25/46(a)	1,429,959	922,868
2.401%, due 11/25/46(a)	296,714	202,771
1.711%, due 12/25/46(a)	202,930	96,615
Wells Fargo Mortgage Backed Securities Trust 3.295%, due 09/25/34(a)	361,692	351,643

Total Asset-Backed Securities (Cost $220,900,498)		207,978,387

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Domestic Bonds & Debt Securities — 40.6%
Airlines — 0.0%
Southwest Airlines Co. 5.125%, due 03/01/17	$1,000,000	$941,724

Capital Markets — 9.3%
Bear Stearns Co. Inc.
0.562%, due 11/28/11(a)	1,000,000	994,054
0.673%, due 02/01/12(a)	2,300,000	2,285,252
5.350%, due 02/01/12	6,305,000	6,701,414
6.950%, due 08/10/12	5,050,000	5,625,256
Goldman Sachs Group, Inc. (The)
0.520%, due 11/16/09(a)	7,000,000	7,001,393
0.583%, due 06/28/10(a)	4,400,000	4,407,542
1.054%, due 12/05/11(a)	31,400,000	31,949,594
6.600%, due 01/15/12	1,400,000	1,521,030
Lehman Brothers Holdings, Inc.
0.000%, due 11/24/08-12/23/44(d)	7,000,000	1,208,500
Merrill Lynch & Co., Inc.
2.709%, due 05/12/10(a)	6,800,000	6,887,890
6.400%, due 08/28/17	2,700,000	2,738,669
Series C 0.544%, due 06/05/12(a)	3,300,000	3,175,286
Morgan Stanley
0.760%, due 01/18/11(a)	4,000,000	3,963,416
6.750%, due 04/15/11	10,000,000	10,666,640
0.744%, due 02/10/12(a)	14,000,000	14,107,184
0.642%, due 06/20/12(a)	79,000,000	79,816,939
Small Business Administration 4.504%, due 02/10/14	850,939	876,546

		183,926,605

Chemicals — 0.5%
Dow Chemical Co. (The)
2.718%, due 08/08/11(a)	7,100,000	7,216,830
4.850%, due 08/15/12	2,000,000	2,081,104

		9,297,934

Commercial Banks — 10.7%
ANZ National International, Ltd.
6.200%, due 07/19/13 (144A)(b)	3,600,000	3,942,547
0.865%, due 08/19/14 (144A)(a)(b)	5,000,000	4,983,925
Bank of Ireland Plc 0.342%, due 12/18/09(a)	1,100,000	1,098,408
Bank of Scotland Plc 4.880%, due 04/15/11(144A)(e)	2,800,000	2,905,981
Barclays Bank Plc
6.200%, due 09/26/14(d)	700,000	122,500
7.434%, due 09/29/49 (144A)(a)(b)	700,000	623,000
Citibank N.A.
1.250%, due 11/15/11	28,000,000	27,935,320
0.498%, due 05/07/12(a)	13,200,000	13,225,885
Commonwealth Bank of Australia
0.925%, due 07/12/13 (144A)(a)(b)	29,700,000	29,624,116
0.785%, due 06/25/14 (144A)(a)(b)	7,900,000	7,874,325
0.573%, due 09/17/14 (144A)(a)(b)	7,500,000	7,485,548

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Dexia Credit Local
0.939%, due 09/23/11 (144A)(a)(b)	$2,700,000	$2,729,644
2.375%, due 09/23/11 (144A)(b)	8,500,000	8,620,360
DNB North Bank ASA 0.580%, due 10/13/09(144A)(a)(b)	1,200,000	1,199,443
Export-Import Bank of Korea 0.798%, due 10/04/11(144A)(a)(b)	1,600,000	1,603,672
ING Bank Australia, Ltd. 3.960%, due 06/24/14(a)(f)	800,000	707,223
National Australia Bank, Ltd.
0.914%, due 02/08/10 (144A)(a)(b)	11,500,000	11,499,114
5.350%, due 06/12/13 (144A)(b)	3,100,000	3,308,165
1.048%, due 07/08/14 (144A)(a)(b)	15,500,000	15,529,785
Royal Bank of Scotland Plc
1.403%, due 04/23/12(a)	800,000	812,112
7.092%, due 10/29/49(a)(g)	500,000	369,370
Societe Financement de l’Economie Francaise
2.125%, due 01/30/12 (144A)(b)	800,000	811,257
0.713%, due 07/16/12 (144A)(a)(b)	21,500,000	21,528,356
Svenska Handelsbanken AB 1.300%, due 09/14/12(144A)(a)(b)	8,700,000	8,657,648
UBS AG
1.392%, due 05/05/10(a)	11,500,000	11,524,449
1.533%, due 09/29/11(a)	2,600,000	2,593,929
Wachovia Bank National Association 0.418%, due 12/02/10(a)	2,300,000	2,301,359
Wachovia Corp.
0.639%, due 10/15/11(a)	3,500,000	3,452,208
0.633%, due 04/23/12(a)	9,700,000	9,499,268
Series E 0.511%, due 03/01/12(a)	4,000,000	3,912,868
Westpac Banking Corp. 0.582%, due 09/10/14(144A)(a)(b)	1,300,000	1,295,613

		211,777,398

Computers & Peripherals — 0.3%
Hewlett-Packard Co. 2.250%, due 05/27/11	100,000	101,909
Lexmark International, Inc. 5.900%, due 06/01/13	5,000,000	4,999,870

		5,101,779

Consumer Finance — 1.1%
American Express Bank FSB S.A. 5.500%, due 04/16/13	1,500,000	1,584,387
American Express Centurion Bank
0.403%, due 12/17/09(a)	2,000,000	2,000,040
0.324%, due 07/13/10(a)	5,000,000	4,954,345
American Express Credit Corp.
1.646%, due 05/27/10(a)	1,700,000	1,703,816
Series B 0.404%, 10/04/10(a)	2,000,000	1,975,388
Series C 0.401%, due 06/16/11(a)	1,400,000	1,368,070
5.875%, due 05/02/13	400,000	424,452
Series D 5.125%, 08/25/14	2,000,000	2,071,062
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	5,800,000	5,635,640
7.800%, due 06/01/12	400,000	386,806

		22,104,006

Diversified Financial Services — 14.0%
Atlas Reinsurance Plc 5.108%, due 01/10/10(144A)(a)(e)(g)	400,000	579,283
Bank of America Corp.
0.591%, due 11/06/09(a)	900,000	899,979
0.791%, due 04/30/12(a)	55,900,000	56,379,957
Citigroup Funding, Inc.
0.730%, due 07/12/12(a)	7,800,000	7,819,843
Series D 0.821%, due 04/30/12(a)	7,800,000	7,870,949

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Citigroup, Inc.
0.313%, due 12/28/09(a)	$10,000,000	$9,986,310
6.500%, due 01/18/11	4,000,000	4,149,124
0.519%, due 05/18/11(a)	3,300,000	3,219,972
5.300%, due 10/17/12	10,000,000	10,324,690
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11	1,400,000	1,423,372
General Electric Capital Corp.
0.292%, due 12/21/12(a)	54,400,000	54,434,761
2.625%, due 12/28/12	19,000,000	19,481,517
Series G 0.292%, due 09/21/12(a)	42,900,000	42,950,622
Green Valley, Ltd. 4.629%, due 01/10/11(144A)(a)(e)(g)	500,000	701,802
HSBC Finance Corp.
0.564%, due 10/21/09(a)	2,100,000	2,100,036
0.380%, due 03/12/10(a)	2,600,000	2,591,633
0.772%, due 04/24/12(a)	1,108,000	1,057,000
0.860%, due 07/19/12(a)	1,400,000	1,326,716
International Lease Finance Corp. 6.625%, due 11/15/13	1,100,000	872,947
JPMorgan Chase & Co.
0.669%, due 06/22/12(a)	30,000,000	30,364,920
5.375%, due 10/01/12	900,000	969,060
Longpoint Re, Ltd. 5.549%, due 05/08/10(144A)(a)(e)	1,400,000	1,415,754
Macquarie Bank, Ltd. 3.300%, due 07/17/14(144A)(b)	7,700,000	7,803,704
Residential Reinsurance 2007, Ltd. 7.611%, due 06/07/10(144A)(a)(e)	1,600,000	1,626,419
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49(144A)(a)(b)	3,000,000	2,642,358
TransCapitalInvest, Ltd. 7.700%, due 08/07/13(144A)(b)	2,700,000	2,856,268
Vita Capital II, Ltd. 1.497%, due 01/01/10(144A)(a)(e)	400,000	396,599
Vita Capital III, Ltd. 1.717%, due 01/01/12(144A)(a)(e)	800,000	723,187

		276,968,782

Diversified Telecommunication Services — 1.5%
AT&T, Inc. 0.572%, due 02/05/10(a)	11,200,000	11,209,464
Telefonica Emisiones SAU 0.809%, due 02/04/13(a)	6,000,000	5,895,168
Verizon Wireless Capital LLC
3.025%, due 05/20/11 (144A)(a)(b)	12,000,000	12,420,252
3.750%, due 05/20/11 (144A)(b)	1,100,000	1,135,347

		30,660,231

Electric Utilities — 0.1%
NiSource Finance Corp. 0.977%, due 11/23/09(a)	800,000	799,422
Public Service Electric & Gas Co. 1.175%, due 03/12/10(a)	900,000	902,019

		1,701,441

Health Care Providers & Services — 0.0%
UnitedHealth Group, Inc. 4.875%, due 02/15/13	200,000	208,035

Household Durables — 0.1%
Black & Decker Corp. (The) 8.950%, due 04/15/14	2,000,000	2,352,358

Insurance — 1.4%
Allstate Life Global Funding II 5.375%, due 04/30/13	4,300,000	4,580,648
American International Group, Inc.
8.250%, due 08/15/18	1,700,000	1,446,850
8.175%, due 05/15/58(a)	2,700,000	1,640,250
Foundation Re II, Ltd. 7.190%, due 11/26/10(144A)(a)(e)	1,000,000	983,308
Merna Reinsurance, Ltd. 0.933%, due 07/07/10(144A)(a)(e)	4,000,000	3,892,000
Pricoa Global Funding I 0.413%, due 06/26/12(144A)(a)(b)	17,300,000	16,175,119

		28,718,175

IT Services — 0.1%
Western Union Co. (The) 5.930%, due 10/01/16	2,000,000	2,170,354

Machinery — 0.4%
PACCAR, Inc. 1.469%, due 09/14/12(a)	7,300,000	7,321,929

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Media — 0.3%
EchoStar DBS Corp. 7.000%, due 10/01/13	$6,200,000	$6,277,500

Multiline Retail — 0.2%
JC Penney Corp., Inc. 7.950%, due 04/01/17	4,000,000	4,160,000

Pharmaceuticals — 0.6%
GlaxoSmithKline Capital, Inc. 1.079%, due 05/13/10(a)	8,300,000	8,334,287
Roche Holdings, Inc. 2.393%, due 02/25/11(144A)(a)(b)	3,300,000	3,390,965

		11,725,252

Total Domestic Bonds & Debt Securities (Cost $812,863,026)		805,413,503

Foreign Bonds & Debt Securities — 2.5%
Japan — 2.5%
Japanese Government CPI Linked Bond
0.800%, due 12/10/15(h)	2,597,770,000	27,058,196
1.100%, due 12/10/16(h)	908,180,000	9,477,206
1.200%, due 12/10/17(h)	309,690,000	3,214,915
1.400%, due 06/10/18(h)	854,840,000	8,914,461

		48,664,778

Total Foreign Bonds & Debt Securities (Cost $41,212,686)		48,664,778

U. S. Government & Agency Obligations — 90.9%
Federal Home Loan Mortgage Corp.
0.379%, due 03/09/11(a)	694,000	695,337
0.389%, due 05/04/11(a)	1,447,000	1,448,457
5.500%, due 05/15/16	2,349,901	2,388,327
4.500%, due 05/15/17	237,867	246,880
0.473%, due 02/15/19(a)	13,651,167	13,554,853
0.393%, due 07/15/19-10/15/20(a)	8,354,140	8,186,497
5.000%, due 02/15/20	3,306,228	3,461,509
4.000%, due 10/15/23	1,797	1,797
0.593%, due 12/15/30(a)	235,033	233,100
0.506%, due 08/25/31(a)	113,208	91,128
4.039%, due 01/01/34(a)	254,266	262,136
6.000%, due 05/01/35	103,487	110,074
6.500%, due 10/01/37-04/01/38	559,337	597,084
Federal National Mortgage Assoc.
0.396%, due 08/25/34(a)	265,746	253,613
3.440%, due 11/01/34(a)	2,905,925	2,952,513
4.647%, due 01/01/35(a)	420,670	434,735
4.084%, due 05/25/35(a)	1,789,939	1,830,033
0.306%, due 12/25/36(a)	414,124	391,184
0.446%, due 10/27/37(a)(c)	6,400,000	6,054,462
0.596%, due 05/25/42(a)	199,886	179,055
5.950%, due 02/25/44	472,193	504,067
2.251%, due 07/01/44-09/01/44(a)	3,894,421	3,902,386
FHLMC Structured Pass Through Securities 2.251%, due 10/25/44 - 02/25/45(a)	8,910,686	8,649,816
Government National Mortgage Assoc.
5.500%, due 07/15/33	4,823	5,097
5.500%, due TBA(i)	16,800,000	17,584,879
U.S. Treasury Inflation Index Bond
2.375%, due 04/15/11-01/15/27	299,452,491	314,649,713
2.000%, due 04/15/12-01/15/26	132,991,436	135,196,995
2.625%, due 07/15/17	130,779,164	142,140,604
1.625%, due 01/15/18	31,045,600	31,394,863
1.375%, due 07/15/18	3,096,001	3,069,877
1.750%, due 01/15/28	75,352,400	72,361,814
3.625%, due 04/15/28	91,742,417	113,645,919
3.875%, due 04/15/29	96,508,875	124,556,767
3.375%, due 04/15/32	2,062,627	2,554,436

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

U.S. Treasury Inflation Index Note
3.375%, due 01/15/12	$3,759,897	$4,003,117
3.000%, due 07/15/12	135,920,818	144,670,720
1.875%, due 07/15/13-07/15/19	60,822,276	62,859,308
2.000%, due 01/15/14-01/15/16	402,186,342	417,603,936
0.875%, due 04/30/11	1,060,000	1,063,230
0.625%, due 04/15/13	8,864,517	8,856,202
1.250%, due 04/15/14	10,176,200	10,351,109
1.625%, due 01/15/15	18,722,808	19,097,264
2.500%, due 07/15/16-01/15/29	81,471,596	87,703,899
2.125%, due 01/15/19	21,083,580	22,170,692
U.S. Treasury Note
1.125%, due 06/30/11	8,600,000	8,652,408
3.000%, due 08/31/16	1,900,000	1,911,877

Total U.S. Government & Agency Obligations (Cost $1,740,033,812)		1,802,533,769

Loan Participation — 0.6%
Chrysler Finco 4.250%, due 08/03/14(a)	6,470,456	6,251,270
Ford Motor Corp.
3.510%, due 12/15/13(a)	919,665	827,534
3.000%, due 12/16/13(a)	60,218	54,185
HCA, Inc. 2.848%, due 11/14/13(a)	4,664,219	4,423,139

Total Loan Participation (Cost $11,733,697)		11,556,128

Convertible Preferred Stock — 0.0%
Commercial Banks — 0.0%
Wells Fargo & Co., Series L 7.500% (Cost - $900,000)	900	803,700

Security Description	Par Amount	Value
Short-Term Investments — 16.6%
Cash Equivalent — 1.4%
Barclays Bank Plc 1.109%, due 03/22/11	$27,400,000	27,400,000

Repurchase Agreement — 15.0%
JPMorgan Securities, Inc., Repurchase Agreement, dated 09/30/09 at 0.070% to be repurchased at $148,700,289 on 10/01/09 collateralized by $151,348,800 U.S. Treasury Note at 3.000% due 09/30/16 with a value of $151,963,655.	297,400,000	297,400,000

U.S. Government & Agency Discount Notes — 0.2%
U.S. Treasury Bill
0.161%, due 02/25/10(j)(k)	547,000	546,414
0.127%, due 03/11/10(j)(k)	760,000	759,320
0.131%, due 03/11/10(j)(k)	500,000	499,538
0.117%, due 04/01/10(j)(k)	1,965,000	1,963,257

		3,768,529

Total Short-Term Investments (Cost $328,568,529)		328,568,529

TOTAL INVESTMENTS — 162.0% (Cost $3,162,932,745#)		3,212,040,747

Other Assets and Liabilities (net) — (62.0)%		(1,228,824,338)

NET ASSETS — 100.0%		$1,983,216,409

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $77,597,676 and $28,489,674 respectively, resulting in a net unrealized appreciation of $49,108,002.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $208,079,697 of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $13,224,333 of net assets.
(f)	Par shown in Australian Dollar. Value is shown in USD.
(g)	Par shown in Euro Currency. Value is shown in USD.
(h)	Par shown in Japanese Yen. Value is shown in USD.
(i)	This security is traded on a “to-be-announced” basis.
(j)	Zero coupon bond - Interest rate represents current yield to maturity.
(k)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $3,768,529.

AMBAC - Ambac Indemnity Corporation

FHLMC - Federal Home Loan Mortgage Corporation

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Bond Portfolio at September 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	85.30%
AA	5.40
A	5.90
BBB	1.40
BB	0.50
Below B	0.40
Other	1.10

Total:	100.00%

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/2/2009	JPMorgan Securities, Inc.	2,610,624	BRL	$1,471,147	$1,294,952	$176,195
2/2/2010	Deutsche Bank Securities, Inc.	2,610,624	BRL	1,440,464	1,356,520	83,944
2/2/2010	Citibank	366,000	BRL	201,948	200,000	1,948
3/29/2010	HSBC Bank Plc	4,547,441	CNY	665,669	672,400	(6,731)
3/29/2010	Citibank	4,725,924	CNY	691,796	699,619	(7,823)
3/29/2010	Deutsche Bank Securities, Inc.	9,252,768	CNY	1,354,450	1,372,000	(17,550)
3/29/2010	Deutsche Bank Securities, Inc.	3,159,882	CNY	462,554	468,200	(5,646)
3/29/2010	JPMorgan Securities, Inc.	42,500	CNY	6,221	6,288	(67)
3/29/2010	Barclay’s Capital Plc	664,700	CNY	97,301	98,372	(1,071)
3/29/2010	Deutsche Bank Securities, Inc.	5,374	CNY	786	794	(8)
3/29/2010	Deutsche Bank Securities, Inc.	21,743,796	CNY	3,182,927	3,214,160	(31,233)
6/7/2010	Deutsche Bank Securities, Inc.	37,355,024	CNY	5,477,097	5,513,657	(36,560)
11/18/2009	Citibank	3,685,900,000	KRW	3,126,550	3,100,000	26,550
2/11/2010	Citibank	3,859,520,000	KRW	3,268,625	3,200,000	68,625
2/11/2010	Deutsche Bank Securities, Inc.	2,450,570,000	KRW	2,075,386	2,050,000	25,386
2/11/2010	JPMorgan Securities, Inc.	2,441,550,000	KRW	2,067,747	2,050,000	17,747
11/27/2009	Citibank	325,605	MXN	23,967	21,845	2,122
11/27/2009	JPMorgan Securities, Inc.	49,304	MXN	3,629	3,649	(20)
11/27/2009	Morgan Stanley Co., Inc.	42,865,600	MXN	3,155,311	3,200,000	(44,689)
11/27/2009	Citibank	50,349,600	MXN	3,706,204	3,700,000	6,204
11/27/2009	Citibank	50,586,400	MXN	3,723,634	3,700,000	23,634
11/12/2009	JPMorgan Securities, Inc.	4,090	MYR	1,180	1,140	40
11/12/2009	JPMorgan Securities, Inc.	3,583	MYR	1,033	999	34
11/12/2009	Deutsche Bank Securities, Inc.	2,923	MYR	843	824	19
2/12/2010	Citibank	515	MYR	148	146	2

						$281,052

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/5/2009	JPMorgan Securities, Inc.	3,997,000	AUD	$3,498,907	$3,461,831	$(37,076)
10/2/2009	Deutsche Bank Securities, Inc.	2,610,624	BRL	1,471,147	1,386,417	(84,730)
10/1/2009	JPMorgan Securities, Inc.	1,032,000	CHF	994,555	953,974	(40,581)
12/21/2009	JPMorgan Securities, Inc.	1,032,000	CHF	995,170	999,829	4,659
10/8/2009	Goldman Sachs & Co.	5,389,000	EUR	7,883,268	7,652,402	(230,866)
10/28/2009	JPMorgan Securities, Inc.	2,586,000	GBP	4,137,639	4,310,681	173,042
10/2/2009	Citibank	116,451,660	JPY	1,301,063	1,300,000	(1,063)
10/20/2009	Goldman Sachs & Co.	3,774,704	JPY	42,178,033	40,653,392	(1,524,641)
10/20/2009	JPMorgan Securities, Inc.	475,188,000	JPY	5,309,686	5,158,975	(150,711)
10/20/2009	JPMorgan Securities, Inc.	116,452,000	JPY	1,301,219	1,291,049	(10,170)
11/27/2009	Deutsche Bank Securities, Inc.	374,909	MXN	27,597	27,133	(464)

						$(1,902,601)

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CNY - China Yuan Renminbi

EUR - Euro

GBP - Great Britain Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

The futures contracts outstanding as of September 30, 2009 and the description and unrealized appreciation (depreciation) were as follows:

Description	Counterparty	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Euribor Futures	Citigroup Global Markets, Inc.	June 2010- Long	116	$28,643,300	$160,877
Euribor Futures	Citigroup Global Markets, Inc.	September 2010 - Long	67	16,487,863	98,011
Euro Dollar Futures	Merrill Lynch, Pierce, Fenner & Smith, Inc.	March 2010 - Long	1,395	346,570,313	1,403,350
Euro Dollar Futures	Citigroup Global Markets, Inc.	December 2009 - Long	822	204,739,650	885,275
Euro Dollar Futures	Citigroup Global Markets, Inc.	June 2010 - Long	365	90,364,875	333,537
Sterling Futures	Merrill Lynch, Pierce, Fenner & Smith, Inc.	June 2010 - Long	405	49,956,750	526,866

					$3,407,916

Written Call Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value
IRO USD Swaption	Morgan Stanley Co., Inc.	11/23/2009	$3.00	(27,000,000)	$(174,825)	$(84,316)

Written Put Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value
IRO USD Swaption	Goldman Sachs & Co.	11/23/2009	$3.75	(25,000,000)	$(200,625)	$(13,640)
IRO USD Swaption	Deutsche Bank Securites, Inc.	11/23/2009	3.75	(53,000,000)	(470,041)	(28,916)
IRO USD Swaption	Deutsche Bank Securites, Inc.	08/31/2010	5.50	(45,000,000)	(484,850)	(193,256)
IRO USD Swaption	Deutsche Bank Securites, Inc.	11/23/2009	3.42	(1,000,000)	(10,038)	(1,578)
IRO USD Swaption	JPMorgan Securites, Inc.	08/31/2010	6.00	(7,000,000)	(58,064)	(32,473)
IRO USD Swaption	Goldman Sachs & Co.	11/23/2009	4.00	(29,000,000)	(226,200)	(39,192)
IRO USD Swaption	JPMorgan Securites, Inc.	11/23/2009	4.00	(58,000,000)	(665,225)	(78,384)
IRO USD Swaption	Deutsche Bank Securites, Inc.	08/31/2010	6.00	(15,000,000)	(117,580)	(69,586)
IRO USD Swaption	Deutsche Bank Securites, Inc.	11/23/2009	4.00	(49,000,000)	(305,588)	(66,221)
JPM Swaption	JPMorgan Securites, Inc.	11/23/2009	3.75	(40,000,000)	(29,200)	(2,182)
Swaption	Goldman Sachs & Co.	09/20/2010	5.37	(14,000,000)	(450,100)	(117,120)
Swaption MYC	Morgan Stanley Co., Inc.	11/23/2009	4.35	(4,900,000)	(33,098)	(9,085)
USD Swaption	Morgan Stanley Co., Inc.	09/20/2010	5.37	(14,000,000)	(117,600)	(117,120)
USD Swaption	Morgan Stanley Co., Inc.	11/23/2009	3.75	(3,000,000)	(28,800)	(1,637)

					$(3,197,009)	$(770,390)

Forward Sales Commitments	Counterparty	Interest Rate	Maturity	Proceeds	Value
Federal National Mortgage Assoc.	JPMorgan Securites, Inc.	6.000%	TBA	$(849,000)	$(852,125)
Federal National Mortgage Assoc.	Credit Suisse First Boston Corp.	6.000%	TBA	(104,953)	(105,203)
Government National Mortgage Assoc.	Goldman Sachs & Co.	6.500%	TBA	(106,265)	(106,172)
Government National Mortgage Assoc.	Goldman Sachs & Co.	5.500%	TBA	(17,687,305)	(17,794,223)

				$(18,747,523)	$(18,857,723)

Open interest rate swap agreements at September 30, 2009 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month BRL-CDI	12.540%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	2,500,000	$42,892	$(7,260)	$50,152
Receive	BRL PTAX	10.115%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	66,200,000	(1,678,840)	(1,087,869)	(590,971)
Receive	EUR-EURIBOR	4.500%	3/18/2011	Goldman Sachs & Co.	EUR	1,200,000	77,607	(2,522)	80,129
Pay	N/A	2.261%	7/14/2011	JPMorgan Securities, Inc.	EUR	82,600,000	5,896,929	—	5,896,929
Pay	Interp Index	2.352%	10/15/2016	JPMorgan Securities, Inc.	EUR	2,500,000	(42,223)	—	(42,223)
Pay	6-Month GBP-LIBOR	5.000%	3/18/2014	Goldman Sachs & Co.	GBP	16,200,000	2,042,107	122,603	1,919,504

							$6,338,472	$(975,048)	$7,313,520

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The)	(2.200%)	6/20/2014	Citibank	1.079%	$2,000,000	$(98,731)	$—	$(98,731)
8.950%, due 04/15/2014
Echostar DBS Corp.	(3.650%)	12/20/2013	Citibank	2.965%	6,200,000	(160,896)	—	(160,896)
6.625%, due 10/01/2014
International Lease Finance Corp.	(1.530%)	12/20/2013	JPMorgan Securities, Inc.	9.485%	1,100,000	256,156	—	256,156
6.625%, due 11/15/2013
Lexmark International, Inc.	(1.170%)	6/20/2013	JPMorgan Securities, Inc.	1.577%	5,000,000	71,243	—	71,243
5.900%, due 06/01/2013
Southwest Airlines Co.	(1.320%)	3/20/2017	Bank of America Securities LLC	1.775%	1,000,000	28,466	—	28,466
5.125%, due 03/01/2017
Western Union Co. (The)	(0.795%)	12/20/2016	Bank of America Securities LLC	0.523%	2,000,000	(35,428)	—	(35,428)
5.930%, due 10/01/2016
CDX.NA.HY.12	(5.000%)	6/20/2014	Deutsche Bank Securities, Inc.	6.632%	33,276,000	2,065,081	1,729,776	335,305
CDX.NA.HY.12	(5.000%)	6/20/2014	Morgan Stanley Capital Services, Inc.	6.632%	7,426,000	399,148	399,148	—
JC Penney Company, Inc.	(1.000%)	7/20/2017	Deutsche Bank Securities, Inc.	N/A	4,400,000	283,505	283,506	(1)
7.950%, due 04/01/17

						$2,808,544	$2,412,430	$396,114

Credit Default Swaps - Sell Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	(5.000%)	9/20/2014	JPMorgan Securities, Inc.	1.949%	$11,500,000	$1,561,287	$384,680	$1,176,607
5.625%, due 09/15/17
General Electric Capital Corp.	(5.000%)	9/20/2014	Deutsche Bank Securities, Inc.	1.949%	10,000,000	1,357,642	343,142	1,014,500
5.625%, due 09/15/17
General Electric Capital Corp.	(5.000%)	12/20/2009	Deutsche Bank Securities, Inc.	1.280%	1,000,000	8,448	6,049	2,399
5.625%, due 09/15/17

						$2,927,377	$733,871	$2,193,506

						$5,735,921	$3,146,301	$2,589,620

BRL - Brazilian Real

EUR - Euro Dollar

GBP - British Pound

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

16

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$6,521,953	$—	$6,521,953
Asset-Backed Securities	—	207,798,677	179,710	207,978,387
Domestic Bonds & Debt Securities
Airlines	—	941,724	—	941,724
Capital Markets	—	183,926,605	—	183,926,605
Chemicals	—	9,297,935	—	9,297,934
Commercial Banks	—	211,777,398	—	211,777,398
Computers & Peripherals	—	5,101,779	—	5,101,779
Consumer Finance	—	22,104,006	—	22,104,006
Diversified Financial Services	—	276,968,782	—	276,968,782
Diversified Telecommunication Services	—	30,660,231	—	30,660,231
Electric Utilities	—	1,701,441	—	1,701,441
Health Care Providers & Services	—	208,035	—	208,035
Household Durables	—	2,352,358	—	2,352,358
Insurance	—	28,718,175	—	28,718,175
IT Services	—	2,170,354	—	2,170,354
Machinery	—	7,321,929	—	7,321,929
Media	—	6,277,500	—	6,277,500
Multiline Retail	—	4,160,000	—	4,160,000
Pharmaceuticals	—	11,725,252	—	11,725,252

Total Domestic Bonds & Debt Securities	—	805,413,504	—	805,413,503

Foreign Bonds & Debt Securities
Japan	—	48,664,778	—	48,664,778

Total Foreign Bonds & Debt Securities	—	70,193,134	—	48,664,778

U. S. Government & Agency Obligations	—	1,796,479,307	6,054,462	1,802,533,769
Loan Participation	—	11,556,128	—	11,556,128
Convertible Preferred Stock
Commercial Banks	803,700	—	—	803,700
Short-Term Investments
Cash Equivalent	27,400,000	—	—	27,400,000
Repurchase Agreement	—	297,400,000	—	297,400,000
U.S. Government & Agency Discount Notes	—	3,768,529	—	3,768,529

Total Short-Term Investments	27,400,000	301,168,529	—	328,568,529

TOTAL INVESTMENTS	$28,203,700	$3,177,602,875	$6,234,172	$3,212,040,747

Forward Contracts*
Forward Currency Contracts	$—	$(1,621,549)	$—	$(1,621,549)

Futures Contracts*
Futures Contracts Long	3,407,916	—	—	3,407,916

Options*
Options Written	—	2,517,128	—	2,517,128

TBA Sale Commitments*
Federal Agency	—	(110,199)	—	(110,199)

Swaps*
Swap Commitments	—	9,903,140	—	9,903,140

*	Derivative instruments such as forwards, futures, swap contracts, TBA sale commitments and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Realized Gain	Change in Unrealized Appreciation/ Depreciation	Net Sales	Net Transfers in to Level 3	Balance as of September 30, 2009
Asset Backed Securities	$—	$229	$(32,128)	$(44,363)	$255,972	$179,710
U.S. Government & Agency Obligations	—	—	610,558	—	5,443,904	6,054,462

Total	$—	$229	$578,430	$(44,363)	$5,699,876	$6,234,172

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Municipals — 1.5%
Badger Tobacco Asset Securitization Corp. 6.125%, due 06/01/27	$190,000	$208,120
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	4,600,000	3,737,270
Chicago Transit Authority Transfer Tax Receipts Revenue,
Series A
6.300%, due 12/01/21	400,000	433,916
6.899%, due 12/01/40	7,300,000	8,180,380
Series B
6.300%, due 12/01/21	700,000	759,353
6.899%, due 12/01/40	7,200,000	8,068,320
Clark County NV, Refunding 4.750%, due 06/01/30	5,500,000	5,581,180
Golden State Tobacco Securitization Corp., Series A-1 5.000%, due 06/01/33	10,000,000	8,650,000
Illinois Finance Authority, Peoples Gas Light & Coke 5.000%, due 02/01/33(AMBAC)	7,410,000	7,541,009
Los Angeles Department of Water & Power, Systems, Subser A-2 5.000%, due 07/01/44(AMBAC)	8,600,000	9,044,190
Los Angeles Unified School District, Refunding, Series A 4.500%, due 07/01/25- 01/01/28	8,700,000	8,728,786
Palomar Community College District, Series A 4.750%, due 05/01/32	300,000	305,916
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit, Series 2-B 7.242%, due 01/01/41	1,800,000	1,858,788
State of California General Obligation Unlimited, Build America Bonds, Taxable Various Purposes
7.500%, due 04/01/34	2,900,000	3,188,463
7.550%, due 04/01/39	2,900,000	3,227,294
State of California General Obligation Unlimited, Taxable Various Purposes 5.650%, due 04/01/13(a)	2,700,000	2,853,630
State of Texas Transportation Commission Mobility Funding, Series A 4.750%, due 04/01/35	4,000,000	4,102,880
State of Texas Transportation Commission Revenue, First Tier, Series A 4.750%, due 04/01/24	10,000,000	10,756,000
Tobacco Settlement Financing Corp.
5.000%, due 06/01/41	900,000	681,039
7.467%, due 06/01/47	8,080,000	6,401,865
Tobacco Settlement Funding Corp.
5.875%, due 05/15/39	2,000,000	1,925,300
6.250%, due 06/01/42	1,300,000	1,273,285

Total Municipals (Cost $92,658,097)		97,506,984

Asset-Backed Securities — 6.9%
Adjustable Rate Mortgage Trust
4.550%, due 05/25/35(a)	2,184,291	2,042,919
5.374%, due 11/25/35(a)	1,299,321	913,484
American Home Mortgage Assets 1.821%, due 11/25/46(a)	6,761,218	2,733,302
American Home Mortgage Investment Trust 4.390%, due 02/25/45(a)	3,718,847	3,000,237
Asset Backed Funding Certificates
0.596%, due 06/25/34(a)	4,350,587	2,852,538
0.306%, due 01/25/37(a)	679,627	602,276
Asset Backed Securities Corp. 0.326%, due 05/25/37(a)	675,578	562,243
Aurum CLO, Ltd. 0.939%, due 04/15/14(144A)(a)(b)	6,410,350	5,949,606
Banc of America Commercial Mortgage, Inc. 5.451%, due 01/15/49	8,400,000	7,448,107
Banc of America Funding Corp.
3.487%, due 05/25/35(a)	6,231,239	5,866,047
4.568%, due 02/20/36(a)	13,894,338	12,254,322
6.093%, due 01/20/47(a)	812,651	532,656
Banc of America Mortgage Securities, Inc.
0.696%, due 01/25/34(a)	699,678	654,619
5.000%, due 05/25/34	2,014,784	1,988,104
Bank of America Auto Trust 1.700%, due 12/15/11(144A)(b)	5,800,000	5,818,029
Bank of America Commercial Mortgage, Inc. 4.890%, due 04/11/37	50,225	50,222
BCAP LLC Trust 0.416%, due 01/25/37(a)	5,124,833	2,409,820

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Bear Stearns Adjustable Rate Mortgage Trust
5.274%, due 02/25/33(a)	$49,773	$48,045
2.460%, due 08/25/35(a)	87,288	76,567
4.550%, due 08/25/35(a)	2,554,944	2,244,887
4.617%, due 10/25/35(a)	3,123,949	3,071,703
Bear Stearns ALT-A Trust
1.086%, due 11/25/34(a)	1,709,731	280,209
5.355%, due 05/25/35(a)	3,525,294	2,376,034
5.490%, due 09/25/35(a)	2,728,584	1,731,133
5.654%, due 11/25/36(a)	4,699,214	2,838,710
5.667%, due 11/25/36(a)	8,320,702	4,998,519
Bear Stearns Asset Backed Securities Trust
0.646%, due 10/27/32(a)	47,888	32,116
0.746%, due 06/25/35(a)	51,865	49,265
1.246%, due 10/25/37(a)	8,979,362	5,625,087
Bear Stearns Commercial Mortgage Securities, Inc.
5.060%, due 11/15/16	29,458	29,987
5.331%, due 02/11/44	400,000	360,993
5.471%, due 01/12/45(a)	1,100,000	1,022,253
5.700%, due 06/11/50	6,400,000	5,682,266
Bear Stearns Mortgage Funding Trust 0.316%, due 02/25/37(a)	3,665,841	3,127,492
Bear Stearns Structured Products, Inc.
5.636%, due 01/26/36(a)	2,830,372	1,615,049
5.485%, due 12/26/46(a)	2,006,301	1,258,904
Carrington Mortgage Loan Trust 0.566%, due 10/25/35(a)	1,549,957	1,398,159
Cendant Mortgage Corp. 5.977%, due 07/25/43(144A)(a)(b)	92,463	92,671
Chase Issuance Trust 0.893%, due 11/15/11(a)	48,800,000	48,826,733
Chevy Chase Mortgage Funding Corp.
0.496%, due 08/25/35 (144A)(a)(b)	137,369	59,665
0.376%, due 05/25/48 (144A)(a)(b)	5,768,847	1,953,009
Citibank Omni Master Trust 1.346%, due 12/23/13(144A)(a)(b)	4,700,000	4,696,844
Citigroup Mortgage Loan Trust, Inc.
4.248%, due 08/25/35(a)	3,135,192	2,571,601
4.748%, due 08/25/35(a)	8,713,132	7,515,516
4.700%, due 12/25/35(a)	14,799,331	12,663,826
0.306%, due 07/25/45(a)	1,697,763	1,136,993
Commercial Mortgage Pass Through Certificates 5.306%, due 12/10/46	1,900,000	1,658,188
Countrywide Alternative Loan Trust
4.754%, due 05/25/35 (144A)(a)(c)	10,045,970	758,584
0.456%, due 03/20/46(a)	379,979	188,526
Countrywide Asset-Backed Certificates 0.326%, due 06/25/37(a)	653,219	617,102
Countrywide Home Loans
5.750%, due 05/25/33	136,431	135,009
0.566%, due 03/25/35(a)	1,858,781	1,019,436
0.536%, due 04/25/35(a)	206,273	111,595
0.586%, due 06/25/35 (144A)(a)(b)	8,695,018	5,924,657
5.765%, due 09/20/36(a)	9,815,278	5,718,243
Credit Suisse First Boston Mortgage Securities Corp.
0.929%, due 03/25/32 (144A)(a)(b)	209,902	176,369
6.500%, due 04/25/33	185,255	161,398
6.000%, due 11/25/35	5,135,490	4,413,964
Credit Suisse Mortgage Capital Certificates
5.846%, due 03/15/39(a)	400,000	354,924
5.467%, due 09/15/39	22,300,000	19,008,879
Daimler Chrysler Auto Trust
1.184%, due 07/08/11(a)	5,294,524	5,303,166
1.734%, due 09/10/12(a)	4,600,000	4,620,109
Deutsche Alt-A Securities, Inc. 0.336%, due 08/25/37(a)	497,799	465,275

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

DSLA Mortgage Loan Trust 3.059%, due 07/19/44(a)	$1,655,175	$1,118,291
First Horizon Alternative Mortgage Securities
5.366%, due 08/25/35(a)	554,960	460,035
4.454%, due 01/25/36 (144A)(a)(c)	97,188,908	8,575,356
Ford Credit Auto Owner Trust
2.000%, due 12/15/11	2,400,000	2,420,479
1.210%, due 01/15/12	7,500,000	7,458,292
GMAC Mortgage Corp. 5.940%, due 07/01/13(d)	15,959	15,778
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34	1,415,848	1,407,738
Green Tree Financial Corp. 6.220%, due 03/01/30	135,111	116,215
Greenpoint Mortgage Funding Trust
0.466%, due 06/25/45(a)	154,252	78,765
0.326%, due 01/25/47(a)	248,105	198,366
Greenwich Capital Commercial Funding Corp.
5.444%, due 03/10/39	9,800,000	8,708,555
4.799%, due 08/10/42	100,000	96,135
GS Mortgage Loan Trust 4.117%, due 09/25/35(a)	215,440	199,492
GS Mortgage Securities Corp. II
0.344%, due 03/06/20 (144A)(a)(b)	5,512,243	5,076,709
5.805%, due 08/10/45(a)	2,600,000	2,155,953
GSR Mortgage Loan Trust
6.000%, due 03/25/32	1,398	1,396
4.827%, due 04/25/36(a)	5,384,497	4,189,976
Harborview Mortgage Loan Trust
0.466%, due 05/19/35(a)	2,218,415	1,180,726
0.336%, due 01/19/38(a)	89,516	85,033
0.436%, due 01/19/38(a)	348,705	178,364
HFC Home Equity Loan Asset Backed Certificates 1.046%, due 11/20/36(a)	783,786	754,345
Indymac ARM Trust
3.337%, due 01/25/32(a)	48,457	36,379
3.375%, due 01/25/32(a)	1,654	1,210
Indymac Index Mortgage Loan Trust
4.944%, due 12/25/34(a)	381,585	231,403
0.336%, due 11/25/46(a)	123,235	111,750
Indymac Residential Asset Backed Trust 0.326%, due 07/25/37(a)	674,829	652,003
JPMorgan Chase Commercial Mortgage Securities
5.420%, due 01/15/49	400,000	338,206
5.818%, due 06/15/49(a)	100,000	96,971
5.882%, due 02/15/51(a)	900,000	767,140
JPMorgan Mortgage Trust
5.012%, due 02/25/35(a)	2,272,652	2,178,449
4.493%, due 07/25/35(a)	11,100,985	10,157,559
Lehman Brothers-UBS Commercial Mortgage Trust 5.866%, due 09/15/45(a)	15,200,000	13,454,441
Master Alternative Loans Trust 0.646%, due 03/25/36(a)	1,347,935	640,097
Master Asset Securitization Trust 4.500%, due 03/25/18	1,011,559	1,004,664
Merrill Lynch Commercial Mortgage Pass-Through Certificates 2.986%, due 07/09/21(144A)(b)	13,300,000	10,751,865
Merrill Lynch First Franklin Mortgage Loan Trust 0.306%, due 07/25/37(a)	629,988	586,281
Merrill Lynch Mortgage Investments, Inc.
1.246%, due 10/25/35(a)	429,880	380,451
4.250%, due 10/25/35(a)	1,708,199	1,471,284
0.496%, due 11/25/35(a)	337,006	242,204
0.456%, due 02/25/36(a)	2,119,254	1,219,803
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.957%, due 08/12/49(a)	11,800,000	9,470,603
5.485%, due 03/12/51(a)	2,200,000	1,719,206
Mid-State Trust 7.791%, due 03/15/38	205,991	177,482

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Morgan Stanley ABS Capital I
0.304%, due 10/15/20 (144A)(a)(b)	$1,104,087	$846,004
0.306%, due 05/25/37(a)	3,566,986	2,877,963
Morgan Stanley Capital I
5.880%, due 06/11/49(a)	3,600,000	3,169,076
5.809%, due 12/12/49	200,000	171,707
Nomura Asset Acceptance Corp. 4.976%, due 05/25/35	8,195,294	5,328,400
Option One Mortgage Loan Trust
0.566%, due 08/25/33(a)	35,478	22,437
0.306%, due 07/25/37(a)	1,161,707	1,034,023
Popular ABS Mortgage Pass-Through Trust 0.336%, due 06/25/47(a)	2,430,086	2,132,965
Renaissance Home Equity Loan Trust 0.686%, due 08/25/33(a)	306,638	180,514
Residential Accredit Loans, Inc.
0.646%, due 03/25/33(a)	1,373,880	1,162,275
6.000%, due 06/25/36	5,040,133	2,689,514
0.426%, due 06/25/46(a)	3,099,158	1,466,488
Residential Asset Securities Corp. 0.356%, due 04/25/37(a)	1,708,876	1,492,100
Residential Asset Securitization Trust 0.646%, due 05/25/33 - 01/25/46(a)	4,153,916	2,359,871
Residential Funding Mortgage Securities I 0.596%, due 06/25/18(a)	441,684	440,229
Sequoia Mortgage Trust 0.596%, due 07/20/33(a)	748,804	630,090
SLC Student Loan Trust 0.420%, due 02/15/15(a)	328,846	328,818
SLM Student Loan Trust
0.554%, due 10/25/16-01/25/19(a)	13,605,974	13,588,212
0.954%, due 01/25/17(a)	3,000,000	2,989,234
0.544%, due 04/25/17(a)	4,941,001	4,934,103
0.494%, due 07/25/17(a)	867,993	867,442
0.634%, due 01/25/19(a)	11,423,409	11,315,627
Small Business Administration Participation Certificates 6.220%, due 12/01/28	11,051,835	12,199,342
Soundview Home Equity Loan Trust 0.326%, due 06/25/37(a)	124,333	93,867
Sovereign Commercial Mortgage Securities Trust 5.840%, due 07/22/30(144A)(a)(b)	1,400,000	1,404,312
Structured Adjustable Rate Mortgage Loan Trust
5.297%, due 01/25/35(a)	4,993,000	3,852,221
5.394%, due 08/25/35(a)	384,687	274,763
Structured Asset Mortgage Investments, Inc.
0.496%, due 07/19/35(a)	2,474,095	1,855,561
0.476%, due 05/25/45(a)	2,315,075	1,233,400
Structured Asset Securities Corp.
5.000%, due 12/25/34	324,871	317,723
3.832%, due 10/25/35 (144A)(a)(b)(d)	163,926	99,839
Thornburg Mortgage Securities Trust 0.366%, due 09/25/46(a)	1,461,599	1,399,588
Wachovia Asset Securitization, Inc. 0.506%, due 06/25/33(a)	51,226	21,144
Wachovia Bank Commercial Mortgage Trust
0.333%, due 09/15/21 (144A)(a)(b)	3,386,462	2,529,601
5.342%, due 12/15/43	16,700,000	12,754,401
5.509%, due 04/15/47	1,300,000	1,010,404
Washington Mutual, Inc.
0.786%, due 12/25/27(a)	3,671,029	2,592,322
2.723%, due 02/27/34(a)	651,113	604,252
2.301%, due 06/25/42-08/25/42(a)	625,255	466,013
Wells Fargo Mortgage Backed Securities Trust
4.635%, due 09/25/33(a)	3,324,038	3,146,939
4.948%, due 03/25/36(a)	13,174,103	10,074,526
5.240%, due 04/25/36(a)	9,903,363	8,138,057
5.778%, due 04/25/36(a)	2,670,597	707,774
5.512%, due 08/25/36(a)	4,552,260	4,422,524

Total Asset-Backed Securities (Cost $521,250,724)		453,089,306

Domestic Bonds & Debt Securities — 30.3%
Automobiles — 0.1%
Daimler Finance North America LLC 7.750%, due 01/18/11	1,700,000	1,802,384

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

General Motors Corp. 8.375%, due 07/05/33(e)(f)	$6,800,000	$1,467,239

		3,269,623

Building Products — 0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49(a)	6,800,000	5,382,506

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)
0.651%, due 02/06/12(a)	15,400,000	15,159,560
5.700%, due 09/01/12	55,000	59,383
6.250%, due 09/01/17	14,200,000	15,041,279
6.150%, due 04/01/18	1,800,000	1,896,575
6.750%, due 10/01/37	13,500,000	13,976,860
Lehman Brothers Holdings, Inc.
2.851%, due 12/23/08(a)(f)	12,500,000	2,156,250
5.625%, due 01/24/13(f)	32,500,000	5,890,625
6.750%, due 12/28/17(f)	14,800,000	1,480
6.875%, due 05/02/18(f)	3,900,000	711,750
Merrill Lynch & Co., Inc.
0.704%, due 07/25/11(a)	3,400,000	3,310,485
6.050%, due 08/15/12	11,500,000	12,272,674
6.400%, due 08/28/17	3,100,000	3,144,398
6.875%, due 04/25/18	23,400,000	24,649,537
Series C
0.544%, due 06/05/12(a)	16,800,000	16,165,094
Morgan Stanley
3.250%, due 12/01/11	7,700,000	8,014,337
0.490%, due 04/19/12(a)	800,000	777,271
0.960%, due 10/18/16(a)	3,900,000	3,488,277
5.950%, due 12/28/17	48,200,000	49,153,878
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35	495,000	501,446
Small Business Administration
7.449%, due 08/01/10	136,208	140,915
6.353%, due 03/10/11	14,457	15,152
5.471%, due 03/10/18	4,058,263	4,116,449
5.500%, due 10/01/18	79,063	84,130

		180,727,805

Chemicals — 1.0%
Dow Chemical Co.
4.850%, due 08/15/12	29,400,000	30,592,229
7.375%, due 11/01/29	185,000	192,916
ICI Wilmington, Inc. 5.625%, due 12/01/13	340,000	348,565
NGPL PipeCo LLC
7.119%, due 12/15/17 (144A)(b)	16,400,000	18,378,906
7.768%, due 12/15/37 (144A)(b)	6,700,000	8,158,911
Rohm & Haas Co. 6.000%, due 09/15/17	8,500,000	8,482,736

		66,154,263

Commercial & Professional Services — 0.1%
C8 Capital SPV, Ltd. 6.640%, due 12/31/49(144A)(a)(b)	2,100,000	1,624,008
RR Donnelley & Sons Co. 4.950%, due 04/01/14	6,200,000	5,971,790

		7,595,798

Commercial Banks — 7.2%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49(144A)(a)(b)	345,000	258,918
ANZ National International, Ltd. 6.200%, due 07/19/13(144A)(b)	8,000,000	8,761,216
Barclays Bank Plc
5.450%, due 09/12/12	39,300,000	42,261,137

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

5.000%, due 09/22/16	$26,400,000	$26,776,094
0.464%, due 03/23/17(a)	1,500,000	1,307,651
6.050%, due 12/04/17 (144A)(b)	59,400,000	59,873,596
10.179%, due 06/12/21 (144A)(b)	18,080,000	23,807,527
7.434%, due 09/29/49 (144A)(a)(b)	6,700,000	5,963,000
Citibank N.A. 1.875%, due 05/07/12- 06/04/12	3,800,000	3,827,582
Danske Bank AS 2.500%, due 05/10/12(144A)(b)	4,500,000	4,559,632
Deutsche Bank AG London 6.000%, due 09/01/17	26,200,000	28,319,056
DnB NOR Bank ASA 0.591%, due 09/01/16(a)	1,500,000	1,384,361
Fleet Boston Financial Corp. 7.375%, due 12/01/09	70,000	70,645
Fortis Bank Nederland Holding NV 3.000%, due 04/17/12(e)	1,600,000	2,395,893
HSBC Capital Funding LP
1.000%, due 12/29/49 (144A)(b)	585,000	458,404
9.547%, due 12/31/49 (144A)(a)(b)	350,000	357,000
ICICI Bank, Ltd. 1.050%, due 01/12/10(144A)(a)(b)	3,000,000	2,940,387
JPMorgan Chase & Co.
0.630%, due 06/13/16(a)	5,300,000	4,937,295
6.000%, due 10/01/17	23,600,000	24,860,688
KeyBank N.A. 2.598%, due 06/02/10(a)	11,300,000	11,247,952
LeasePlan Corp. NV 3.125%, due 02/10/12(e)	7,700,000	11,554,759
Rabobank Nederland 11.000%, due 12/29/49(144A)(a)(b)	277,000	342,095
RBS Capital Trust II 6.425%, due 12/29/49(a)	120,000	64,200
Royal Bank of Scotland Group Plc
7.640%, due 03/31/49(a)	14,500,000	7,113,337
6.990%, due 10/29/49 (144A)(a)(b)	2,000,000	1,041,300
Royal Bank of Scotland Plc 0.854%, due 04/08/11(144A)(a)(b)	11,100,000	11,131,879
Societe Generale
5.922%, due 04/29/49 (144A)(a)(b)	13,200,000	9,517,213
8.875%, due 06/29/49(g)	5,000,000	7,760,969
Svenska Handelsbanken AB 1.300%, due 09/14/12(144A)(a)(b)	34,000,000	33,834,488
UBS AG 5.875%, due 12/20/17	21,700,000	22,249,683
USB Capital IX 6.189%, due 04/15/49(a)	8,125,000	6,317,187
Wachovia Bank N.A. 0.629%, due 03/15/16(a)	6,000,000	5,352,354
Wachovia Corp. 0.639%, due 10/15/11(a)	14,900,000	14,696,540
Wells Fargo Bank N.A. 7.550%, due 06/21/10	11,175,000	11,691,363
Wells Fargo Co. 7.980%, due 03/29/49(a)	50,400,000	46,116,000
Westpac Banking Corp. 0.993%, due 07/16/14(144A)(a)(b)	29,000,000	28,812,138
Westpac Capital Trust III 5.819%, due 12/29/49(144A)(a)(b)	80,000	69,683
Westpac Capital Trust IV 5.256%, due 12/29/49(144A)(a)(b)	165,000	130,536

		472,163,758

Computers & Peripherals — 0.3%
International Business Machines Corp. 5.700%, due 09/14/17	19,300,000	21,304,498

Consumer Finance — 2.3%
American Express Bank FSB S.A.
5.500%, due 04/16/13	16,700,000	17,639,509
6.000%, due 09/13/17	34,000,000	35,226,550
American Express Centurion Bank 6.000%, due 09/13/17	34,000,000	35,226,550
Capital One Financial Corp. 6.750%, due 09/15/17	10,600,000	11,266,941
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	1,300,000	1,263,161
7.875%, due 06/15/10	2,500,000	2,511,375
9.750%, due 09/15/10	4,100,000	4,190,680
7.375%, due 02/01/11	5,400,000	5,373,491
3.260%, due 01/13/12(a)	9,000,000	8,111,250
7.800%, due 06/01/12	800,000	773,613
12.000%, due 05/15/15	4,000,000	4,412,244

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

General Motors Acceptance Corp. LLC
7.250%, due 03/02/11	$5,000,000	$4,806,845
5.375%, due 06/06/11(e)	1,000,000	1,367,765
7.000%, due 02/01/12	7,700,000	7,098,276
6.625%, due 05/15/12	10,300,000	9,390,046

		148,658,296

Diversified Financial Services — 6.6%
ANZ Capital Trust II 5.360%, due 12/29/49(144A)(b)	525,000	474,293
Bank of America Corp.
2.375%, due 06/22/12	29,000,000	29,589,831
5.650%, due 05/01/18	17,800,000	17,605,019
Bear Stearns & Co., Inc.
4.550%, due 06/23/10	4,900,000	5,032,917
6.400%, due 10/02/17	19,300,000	21,028,952
CIT Group, Inc. 5.400%, due 03/07/13	8,400,000	5,389,658
Citigroup Capital XXI 8.300%, due 12/21/57(a)	35,900,000	32,265,125
Citigroup Funding, Inc. 2.250%, due 12/10/12	5,100,000	5,172,624
Citigroup, Inc.
2.125%, due 04/30/12	2,600,000	2,638,444
5.625%, due 08/27/12	1,000,000	1,011,781
5.500%, due 04/11/13-10/15/14	52,900,000	53,319,470
6.125%, due 11/21/17-05/15/18	47,500,000	47,211,351
8.500%, due 05/22/19	3,800,000	4,296,797
5.875%, due 05/29/37	7,000,000	6,122,641
GATX Financial Corp. 5.800%, due 03/01/16	5,000,000	4,465,835
General Electric Capital Corp.
3.000%, due 12/09/11	1,400,000	1,449,710
2.250%, due 03/12/12	37,700,000	38,403,520
2.000%, due 09/28/12	10,000,000	10,062,980
6.750%, due 03/15/32	165,000	168,942
6.875%, due 01/10/39	6,500,000	6,829,621
6.500%, due 09/15/67 (144A)(a)(b)(g)	11,900,000	15,219,619
6.375%, due 11/15/67(a)	5,400,000	4,475,191
HSBC Finance Corp. 0.564%, due 10/21/09(a)	11,600,000	11,600,197
International Lease Finance Corp.
4.375%, due 11/01/09	9,600,000	9,557,866
5.250%, due 01/10/13	2,900,000	2,338,957
6.375%, due 03/25/13	2,900,000	2,327,381
5.875%, due 05/01/13	1,600,000	1,259,413
JPMorgan Chase & Co.
6.950%, due 08/10/12	8,200,000	9,134,078
6.000%, due 01/15/18	15,000,000	16,126,275
7.250%, due 02/01/18	5,000,000	5,719,315
7.900%, due 04/29/49(a)	8,200,000	7,897,395
JPMorgan Chase Capital XXI Series U 1.433%, due 02/02/37(a)	27,300,000	18,219,529
Macquarie Bank Ltd. 2.600%, due 01/20/12(144A)(b)	2,200,000	2,260,067
Pearson Dollar Finance Plc 5.700%, due 06/01/14(144A)(b)	13,500,000	14,204,565
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49(144A)(a)(b)	7,400,000	6,517,816
SLM Corp.
0.073%, due 03/15/12(a)	1,500,000	1,100,655
0.804%, due 01/27/14(a)	11,400,000	7,200,479
Teco Finance, Inc. 6.750%, due 05/01/15	4,400,000	4,743,653
Trans Capital Investment, Ltd. 8.700%, due 08/07/18(144A)(b)	2,800,000	3,060,971

		435,502,933

Diversified Telecommunication Services — 0.6%
AT&T, Inc. 6.300%, due 01/15/38	6,400,000	6,727,539
CenturyTel, Inc. 6.000%, due 04/01/17	5,000,000	5,080,015

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30	$50,000	$64,926
Embarq Corp. 7.995%, due 06/01/36	6,600,000	6,915,236
France Telecom S.A. 8.500%, due 03/01/31	165,000	228,798
Qwest Capital Funding, Inc. 7.250%, due 02/15/11	8,000,000	8,040,000
Qwest Corp. 8.875%, due 03/15/12	1,720,000	1,818,900
SBC Communications, Inc.
5.100%, due 09/15/14	380,000	410,153
5.625%, due 06/15/16	455,000	490,155
Sprint Capital Corp. 8.750%, due 03/15/32	6,900,000	6,555,000
Verizon Global Funding Corp. 7.375%, due 09/01/12	185,000	210,341
Verizon New York, Inc.
6.875%, due 04/01/12	325,000	353,680
7.375%, due 04/01/32	155,000	170,444
Verizon Wireless Capital LLC 3.025%, due 05/20/11(144A)(a)(b)	3,900,000	4,019,806

		41,084,993

Electric Utilities — 1.7%
Arizona Public Service Co. 4.650%, due 05/15/15	165,000	165,033
Centrais Eletricas Brasileiras S.A. 6.875%, due 07/30/19(144A)(b)	54,400,000	59,024,000
Consumers Energy Co. 5.000%, due 02/15/12	2,500,000	2,630,000
Dominion Resources, Inc. 6.300%, due 03/15/33	210,000	228,356
DTE Energy Co. 6.375%, due 04/15/33	260,000	236,550
Electricite de France
5.500%, due 01/26/14 (144A)(b)	5,100,000	5,601,723
6.500%, due 01/26/19 (144A)(b)	5,100,000	5,854,086
6.950%, due 01/26/39 (144A)(b)	5,100,000	6,340,891
Enel Finance International S.A. 6.250%, due 09/15/17(144A)(b)	10,550,000	11,381,129
Nisource Finance Corp.
6.150%, due 03/01/13	475,000	497,787
5.400%, due 07/15/14	10,000,000	10,172,800
5.250%, due 09/15/17	7,500,000	7,058,468
Pepco Holdings, Inc.
6.450%, due 08/15/12	90,000	96,630
7.450%, due 08/15/32	180,000	192,929
Progress Energy, Inc.
7.100%, due 03/01/11	1,600,000	1,696,744
6.850%, due 04/15/12	650,000	707,823

		111,884,949

Energy Equipment & Services — 0.0%
Transocean, Inc. 6.800%, due 03/15/38	1,000,000	1,148,628

Food & Staples Retailing — 0.4%
CVS Caremark Corp. 0.661%, due 06/01/10(a)	17,200,000	17,215,841
Wal-Mart Stores, Inc. 5.800%, due 02/15/18	6,600,000	7,426,149

		24,641,990

Food Products — 0.4%
Kraft Foods, Inc.
6.125%, due 02/01/18	23,500,000	24,943,158
6.875%, due 02/01/38	2,100,000	2,319,425

		27,262,583

Health Care Equipment & Supplies — 0.0%
Covidien International Finance S.A. 6.000%, due 10/15/17	2,600,000	2,889,151

Health Care Providers & Services — 0.3%
Prudential Holding LLC 8.695%, due 12/18/23(144A)(b)	150,000	156,925
Quest Diagnostics, Inc. 5.450%, due 11/01/15	5,000,000	5,283,925

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

UnitedHealth Group, Inc.
6.000%, due 02/15/18	$11,100,000	$11,683,572
6.875%, due 02/15/38	2,200,000	2,436,416

		19,560,838

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc. 7.250%, due 02/01/14	5,500,000	5,417,500
PSEG Power LLC
5.500%, due 12/01/15	420,000	451,797
8.625%, due 04/15/31	245,000	332,317

		6,201,614

Insurance — 0.8%
American General Finance Corp.
4.625%, due 09/01/10	3,000,000	2,750,346
6.900%, due 12/15/17	4,000,000	2,801,456
American International Group, Inc.
5.850%, due 01/16/18	20,600,000	14,937,019
5.250%/6.250%, due 11/16/12(h)	3,163,000	1,804,428
8.625%, due 05/22/38(a)(g)	5,500,000	4,884,610
ASIF I 0.654%, due 07/26/10(a)	10,000,000	8,691,700
CNA Financial Corp. 5.850%, due 12/15/14	5,000,000	4,729,860
ING Capital Funding Trust III 8.439%, due 12/31/49(a)	200,000	137,000
Liberty Mutual Group, Inc. 5.750%, due 03/15/14(144A)(b)	5,750,000	5,419,663
Nationwide Financial Services, Inc.
6.250%, due 11/15/11	55,000	56,968
5.900%, due 07/01/12	60,000	61,436
Principal Life Income Funding Trusts 5.300%, due 04/24/13	3,400,000	3,490,817

		49,765,303

IT Services — 0.2%
Western Union Co. (The) 5.930%, due 10/01/16	10,000,000	10,851,770

Media — 0.7%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18(144A)(b)	15,000,000	16,185,360
Comcast Corp. 7.050%, due 03/15/33	75,000	85,313
Cox Communications, Inc. 4.625%, due 06/01/13	430,000	447,076
News America Holdings, Inc.
8.250%, due 08/10/18	110,000	129,498
7.750%, due 01/20/24	25,000	26,350
Omnicom Group, Inc. 5.900%, due 04/15/16	5,000,000	5,282,425
Time Warner Cos., Inc.
5.875%, due 11/15/16	6,500,000	6,902,727
9.150%, due 02/01/23	155,000	195,151
8.375%, due 03/15/23	260,000	312,546
7.625%, due 04/15/31	310,000	348,396
Viacom, Inc. 6.250%, due 04/30/16	15,000,000	16,200,225

		46,115,067

Metals & Mining — 0.1%
Vale Overseas, Ltd. 6.875%, due 11/21/36	8,200,000	8,503,654

Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.
7.500%, due 06/15/14	500,000	496,875
7.000%, due 08/15/14	800,000	778,000
Duke Capital LLC
6.250%, due 02/15/13	375,000	402,307
8.000%, due 10/01/19	55,000	64,970
El Paso Corp. 7.750%, due 01/15/32	2,715,000	2,501,052

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Gaz Capital S.A.
8.146%, due 04/11/18 (144A)(b)	$12,400,000	$13,160,120
8.625%, due 04/28/34	23,300,000	25,620,680
Husky Energy, Inc. 6.150%, due 06/15/19	215,000	228,126
Kinder Morgan Energy Partners LP
7.400%, due 03/15/31	225,000	249,772
7.750%, due 03/15/32	135,000	152,265
7.300%, due 08/15/33	90,000	96,657
Magellan Midstream Partners 5.650%, due 10/15/16	385,000	399,246
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39	2,500,000	3,200,835
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12	35,000	40,378
Valero Energy Corp. 7.500%, due 04/15/32	225,000	224,386
Williams Cos., Inc.
6.375%, due 10/01/10 (144A)(b)	2,900,000	2,977,908
7.500%, due 01/15/31	800,000	819,289

		51,412,866

Paper & Forest Products — 0.1%
International Paper Co. 5.250%, due 04/01/16	6,500,000	6,512,051

Pharmaceuticals — 1.8%
GlaxoSmithKline Capital, Inc.
1.079%, due 05/13/10(a)	49,400,000	49,604,071
4.850%, due 05/15/13	49,400,000	53,116,165
Roche Holdings, Inc. 7.000%, due 03/01/39(144A)(b)	8,000,000	9,965,296
Wyeth
5.500%, due 03/15/13-02/15/16	7,500,000	8,171,843
6.450%, due 02/01/24	160,000	181,486

		121,038,861

Real Estate Investment Trusts (REITs) — 0.2%
HCP, Inc. 6.700%, due 01/30/18	7,500,000	7,227,270
Health Care Property Investors, Inc. 5.950%, due 09/15/11	4,100,000	4,213,205

		11,440,475

Road & Rail — 0.3%
Con-way, Inc. 7.250%, due 01/15/18	10,000,000	10,194,360
CSX Corp. 6.250%, due 03/15/18	10,000,000	10,862,880
Norfolk Southern Corp.
5.590%, due 05/17/25	60,000	62,064
7.800%, due 05/15/27	7,000	8,778
5.640%, due 05/17/29	168,000	175,584
7.250%, due 02/15/31	65,000	81,778
Union Pacific Corp. 6.625%, due 02/01/29	50,000	57,692

		21,443,136

Specialty Retail — 0.3%
Home Depot, Inc. 5.400%, due 03/01/16	5,000,000	5,234,500
Limited Brands, Inc. 6.900%, due 07/15/17	15,000,000	14,165,040

		19,399,540

Tobacco — 0.1%
Philip Morris International, Inc. 6.375%, due 05/16/38	4,100,000	4,735,111
Reynolds American, Inc. 7.625%, due 06/01/16	2,400,000	2,571,415

		7,306,526

Trading Companies & Distributors — 0.1%
GATX Corp. 6.000%, due 02/15/18	5,000,000	4,782,065

Wireless Telecommunication Services — 0.8%
AT&T Wireless Services, Inc.
7.875%, due 03/01/11	40,115,000	43,548,844

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

8.125%, due 05/01/12	$5,000	$5,708
8.750%, due 03/01/31	245,000	325,444
Cingular Wireless LLC 6.500%, due 12/15/11	700,000	769,897
Sprint Nextel Corp. 6.000%, due 12/01/16	11,250,000	10,096,875

		54,746,768

Total Domestic Bonds & Debt Securities (Cost $1,992,276,472)		1,988,752,308

Foreign Bonds & Debt Securities — 3.6%
Aruba Guilder — 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13	220,000	244,675

Brazil — 2.0%
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/12 - 01/01/17(i)	23,089,200	126,918,164
Federal Republic of Brazil 10.250%, due 01/10/28(i)	7,100,000	3,860,979

		130,779,143

Cayman Islands — 0.1%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14(144A)(b)	245,000	265,869
Mizuho Finance 5.790%, due 04/15/14(144A)(b)	315,000	333,186
Petroleum Export, Ltd. 5.265%, due 06/15/11(144A)(b)	2,348,641	2,293,471

		2,892,526

Denmark — 0.5%
Nykredit Realkredit A.S. 3.261%, due 04/01/38 - 10/01/38(a)(j)	49,425,229	9,340,259
Realkredit Danmark A.S. 2.730%, due 01/01/38(a)(j)	121,836,290	22,929,257

		32,269,516

France — 0.9%
AXA S.A. 8.600%, due 12/15/30	60,000	62,542
France Telecom S.A. 7.750%, due 03/01/11	400,000	433,256
Societe Financement de l’Economie Francaise 0.713%, due 07/16/12(144A)(a)(b)	57,000,000	57,075,176

		57,570,974

Luxembourg — 0.0%
Telecom Italia Capital S.A. 4.000%, due 01/15/10	510,000	513,524

Mexico — 0.1%
United Mexican States 6.050%, due 01/11/40	5,100,000	5,112,750

Netherlands — 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13	425,000	453,625

Norway — 0.0%
Den Norske Bank 7.729%, due 06/29/49(144A)(a)(b)	115,000	106,992

Panama — 0.0%
Panama Government International Bond 9.375%, due 04/01/29	1,161,000	1,590,570
Republic of Panama 6.700%, due 01/26/36	1,150,000	1,276,500

		2,867,070

Russia — 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13(144A)(b)	130,000	145,600

Singapore — 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19(144A)(a)(b)	470,000	478,183

South Africa — 0.0%
South Africa Government International Bond 5.875%, due 05/30/22	700,000	721,437

South Korea — 0.0%
Korea Development Bank 0.427%, due 04/03/10(a)	1,600,000	1,583,114
Korea First Bank, Ltd. 7.267%, due 03/03/34(144A)(a)(c)	240,000	221,466

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Woori Bank Korea 6.025%, due 03/13/14(144A)(a)(b)	$305,000	$281,115

		2,085,695

Sweden — 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49(144A)(a)(b)	415,000	332,316
Swedbank A.B.
3.625%, due 12/02/11(e)	1,400,000	2,117,669
9.000%, due 12/29/49 (144A)(a)(b)	180,000	173,493

		2,623,478

United Kingdom — 0.0%
British Telecom Plc 9.125%, due 12/15/10	190,000	204,627
HBOS Capital Funding LP 6.071%, due 06/30/49(144A)(a)(b)	45,000	26,100
HBOS Plc 5.375%, due 12/29/49(144A)(a)(b)	285,000	186,675

		417,402

Total Foreign Bonds & Debt Securities (Cost $226,851,193)		239,282,590

U.S. Government & Agency Obligations — 68.0%
Federal Home Loan Banks 3.375%, due 06/24/11	1,500,000	1,561,557
Federal Home Loan Mortgage Corp.
7.000%, due 09/01/10	1,642	1,681
3.125%, due 10/25/10	3,200,000	3,450,950
6.500%, due 04/01/11-01/15/24	145,548	157,854
6.000%, due 05/01/11-04/01/23	6,470,497	6,941,640
1.125%, due 06/01/11	33,600,000	33,790,411
5.500%, due 05/01/14-06/01/36	27,813,024	29,299,494
5.000%, due 08/01/20-01/01/37	63,673,475	65,218,585
1.875%, due 11/15/23(a)	1,785,916	1,790,446
4.838%, due 01/01/29(a)	1,352,923	1,389,481
4.337%, due 11/01/31(a)	66,692	67,944
3.500%, due 07/15/32	250,005	252,491
5.522%, due 08/01/32(a)	343,359	353,458
0.493%, due 07/15/34(a)	394,646	386,764
4.240%, due 10/01/34(a)	219,920	224,443
4.380%, due 11/01/34(a)	133,923	138,236
4.383%, due 11/01/34(a)	99,085	101,574
4.387%, due 11/01/34(a)	374,845	378,789
4.487%, due 11/01/34(a)	188,600	193,941
4.342%, due 01/01/35(a)	233,486	241,764
4.400%, due 01/01/35(a)	905,314	925,466
4.338%, due 02/01/35(a)	284,151	294,078
4.352%, due 02/01/35(a)	194,669	201,897
4.416%, due 02/01/35(a)	256,329	263,030
4.431%, due 02/01/35(a)	216,861	223,730
4.433%, due 02/01/35(a)	427,695	433,104
4.497%, due 02/01/35(a)	264,835	273,531
4.515%, due 02/01/35(a)	117,724	121,627
5.137%, due 03/01/35(a)	1,827,362	1,914,956
3.875%, due 06/01/35(a)	5,332,089	5,418,153
4.206%, due 08/01/35(a)	2,738,535	2,826,380
4.901%, due 09/01/35(a)	3,414,952	3,530,179
5.288%, due 09/01/35(a)	970,325	1,010,044
5.000%, due TBA(k)	25,000,000	25,738,275
5.500%, due TBA(k)	362,500,000	378,199,677
6.000%, due TBA(k)	400,000	422,188
Federal National Mortgage Assoc.
6.000%, due 09/01/16-03/01/39	563,403,255	595,945,901
5.500%, due 11/01/10-11/01/38	346,595,443	363,980,313
7.000%, due 04/01/11-05/01/11	7,033	7,143

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

3.375%, due 05/19/11	$3,900,000	$4,068,952
8.000%, due 11/01/13-10/01/25	14,972	16,329
6.500%, due 12/01/13-10/01/17	623,480	673,057
5.000%, due 02/01/18-05/01/37	286,469,423	298,384,537
3.066%, due 10/01/28(a)	268,391	275,689
7.500%, due 09/01/30	2,508	2,811
7.007%, due 02/01/31(a)	565,057	587,949
3.851%, due 09/01/31(a)	143,337	145,352
0.644%, due 09/18/31(a)	1,131,958	1,114,591
1.146%, due 04/25/32(a)	468,005	468,547
2.761%, due 07/01/32(a)	48,192	48,723
4.176%, due 09/01/32(a)	540,845	559,796
5.163%, due 11/01/32(a)	292,300	301,211
4.606%, due 03/01/33(a)	16,472	17,032
4.665%, due 06/01/33(a)	173,203	178,102
4.465%, due 07/01/33(a)	123,627	125,558
4.347%, due 04/01/34(a)	51,113	52,522
3.845%, due 05/01/34(a)	2,165,939	2,234,612
4.834%, due 09/01/34(a)	333,098	334,741
5.017%, due 09/01/34(a)	4,768,506	4,978,834
4.690%, due 10/01/34-04/01/35(a)	564,037	584,331
3.440%, due 11/01/34(a)	9,880,146	10,038,544
4.537%, due 11/01/34(a)	589,778	607,706
4.595%, due 11/01/34(a)	24,576	25,355
4.533%, due 12/01/34(a)	251,858	259,670
4.660%, due 12/01/34(a)	2,935,797	3,011,565
4.771%, due 12/01/34(a)	8,682,249	8,874,804
4.322%, due 01/01/35(a)	88,595	91,496
4.466%, due 01/01/35(a)	319,310	329,363
4.481%, due 01/01/35(a)	281,061	289,859
4.541%, due 01/01/35(a)	349,389	360,629
4.755%, due 01/01/35(a)	728,184	745,213
4.304%, due 02/01/35(a)	170,876	177,006
4.416%, due 02/01/35(a)	810,211	832,412
4.410%, due 03/01/35(a)	342,093	353,610
4.387%, due 05/01/35(a)	355,265	368,210
4.742%, due 05/01/35(a)	2,218,542	2,251,619
4.084%, due 05/25/35(a)	5,701,288	5,828,994
4.250%, due 08/01/35(a)	3,298,119	3,411,508
4.737%, due 08/01/35(a)	3,397,749	3,515,435
4.741%, due 09/01/35(a)	7,288,628	7,496,554
4.710%, due 10/01/35(a)	4,002,306	4,117,323
2.998%, due 11/01/35(a)	1,337,774	1,350,982
4.678%, due 11/01/35(a)	2,873,735	2,976,523
4.751%, due 11/01/35(a)	1,692,725	1,754,681
5.395%, due 01/01/36(a)	1,173,086	1,249,919
6.364%, due 08/01/36(a)	3,711,149	3,966,847
4.634%, due 12/01/36(a)	1,082,950	1,087,615
2.251%, due 08/01/41-10/01/44(a)	5,218,444	5,207,515
2.301%, due 09/01/41(a)	2,511,429	2,510,886
5.000%, due TBA(k)	25,600,000	26,397,507
5.500%, due TBA(k)	2,400,000	2,510,626
6.000%, due TBA(k)	479,000,000	505,419,724
FHLMC Structured Pass Through Securities
2.451%, due 07/25/44(a)	14,170,129	13,921,302
2.251%, due 10/25/44-02/25/45(a)	2,943,417	2,870,434
Government National Mortgage Assoc.
6.000%, due 04/15/14-10/15/38	8,688,614	9,195,795

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

4.375%, due 02/20/22-05/20/32(a)	$514,377	$526,600
7.000%, due 10/15/23	37,860	41,667
7.500%, due 01/15/26-04/15/31	5,963,236	6,568,273
4.125%, due 01/20/26-11/20/30(a)	270,428	275,328
4.625%, due 08/20/27-09/20/33(a)	521,211	533,416
4.250%, due 02/20/28-01/20/30(a)	151,751	154,984
4.875%, due 04/20/29(a)	19,648	20,303
0.741%, due 02/16/30(a)	38,879	38,867
0.541%, due 01/16/31(a)	104,949	103,103
4.500%, due 10/20/31-04/20/32(a)	24,384	25,033
3.750%, due 03/20/32(a)	1,526	1,546
4.000%, due 03/20/33(a)	16,453	16,773
6.500%, due 06/15/37-02/15/39	67,710,708	72,023,192
6.000%, due TBA(k)	1,000,000	1,055,782
U.S. Treasury Bond
4.375%, due 02/15/38	3,100,000	3,266,628
4.500%, due 05/15/38-08/15/39	42,400,000	45,723,537
3.500%, due 02/15/39	3,500,000	3,171,879
4.250%, due 05/15/39	133,400,000	138,048,190
U.S. Treasury Inflation Index Note 0.875%, due 04/30/11	2,668,000	2,676,129
U.S. Treasury Note
0.875%, due 12/31/10-05/31/11	101,400,000	101,689,876
1.125%, due 06/30/11	8,400,000	8,451,190
1.000%, due 07/31/11-09/30/11	1,543,932,000	1,547,229,871
3.000%, due 09/30/16	50,400,000	50,616,569

Total U.S. Government & Agency Obligations (Cost $4,374,611,390)		4,458,490,418

Loan Participation — 0.3%
AES Corp. 1.000%, due 04/30/10(144A)(b)	1,008,000	905,940
Chrysler Finco 4.250%, due 08/03/14(144A)(a)(b)	13,720,000	13,255,235
Ford Motor Co.
1.000%, due 11/29/13(144A)(b)	6,373,281	5,734,813
3.000%, due 12/16/13(144A)(a)(b)	417,308	375,502

Total Loan Participation (Cost $20,833,950)		20,271,490

Convertible Preferred Stocks — 0.8%
Commercial Banks — 0.8%
Wells Fargo & Co., Series L 7.500%	53,950	48,177,350

Insurance — 0.0%
American International Group, Inc. 8.500%, due 08/01/11	168,900	1,950,795

Total Convertible Preferred Stocks (Cost $52,682,153)		50,128,145

Short-Term Investments — 1.4%
Repurchase Agreements — 1.3%
JPMorgan Securities, Inc., Repurchase Agreement, dated 09/30/09 at 0.030% to be repurchased at $56,000,047 on 10/01/09 collateralized by $56,925,000 U.S. Treasury Note at 0.875% due 02/28/11 with a value of $57,197,536.	56,000,000	56,000,000
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $29,484,008 on 10/01/09 collateralized by $30,100,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $30,075,920.	29,484,000	29,484,000

		85,484,000

U.S. Government & Agency Discount Notes — 0.1%
U.S. Treasury Bill
0.222%, due 03/04/10(l)(m)	218,000	217,795
0.185%, due 03/25/10(l)(m)	810,000	809,272

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

0.190%, due 04/01/10(l)(m)	$2,797,000	$2,794,313

		3,821,380

Total Short-Term Investments (Cost $89,305,380)		89,305,380

TOTAL INVESTMENTS — 112.8% (Cost $7,370,469,359#)		7,396,826,621

Other Assets and Liabilities (net) — (12.8)%		(837,394,611)

NET ASSETS — 100.0%		$6,559,432,010

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $217,455,453 and $191,098,191 respectively, resulting in a net unrealized appreciation of $26,357,262.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $529,193,921 of net assets.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $9,555,406 of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(e)	Par shown in Euro Currency. Value is shown in USD.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Par shown in Pound Sterling. Value is shown in USD.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i)	Par shown in Brazilian Real. Value is shown in USD.
(j)	Par shown in Danish Krone. Value is shown in USD.
(k)	This security is traded on a “to-be-announced” basis.
(l)	Zero coupon bond - Interest rate represents current yield to maturity.
(m)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $3,821,380.

AMBAC - Ambac Indemnity Corporation

The following table summarizes the credit composition of the portfolio holdings of the Pimco Total Return Portfolio at September 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	69.20%
AA	3.10
A	13.40
BBB	10.50
BB	0.90
B	0.90
Other	2.00

Total:	100.00%

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/5/2009	JPMorgan Securities, Inc.	15,479,000	AUD	$13,618,200	$13,473,897	$144,303
10/2/2009	Goldman Sachs & Co.	145,830,263	BRL	82,178,729	80,926,894	1,251,835
10/29/2009	JPMorgan Securities, Inc.	8,949,000	CAD	8,347,120	8,314,728	32,392
3/29/2010	JPMorgan Securities, Inc.	20,340,840	CNY	2,977,558	3,009,000	(31,442)
3/29/2010	JPMorgan Securities, Inc.	6,643,230	CNY	972,458	982,000	(9,542)
3/29/2010	JPMorgan Securities, Inc.	10,174,560	CNY	1,489,385	1,504,000	(14,615)
3/29/2010	JPMorgan Securities, Inc.	3,321,615	CNY	486,229	491,000	(4,771)
3/29/2010	Barclays Capital, Inc.	6,631,446	CNY	970,733	982,000	(11,267)
3/29/2010	HSBC Bank Plc	3,988,884	CNY	583,906	589,200	(5,294)
3/29/2010	HSBC Bank Plc	2,658,078	CNY	389,098	392,800	(3,702)
8/25/2010	Morgan Stanley & Co.	17,837,330	CNY	2,617,478	2,627,000	(9,522)
8/25/2010	JPMorgan Securities, Inc.	1,787,085	CNY	262,240	263,000	(760)
8/25/2010	Morgan Stanley & Co.	3,799,523	CNY	557,548	559,000	(1,452)
8/25/2010	JPMorgan Securities, Inc.	9,035,207	CNY	1,325,840	1,329,000	(3,160)
8/25/2010	HSBC Bank Plc	5,692,511	CNY	835,328	837,750	(2,422)
8/25/2010	HSBC Bank Plc	5,694,187	CNY	835,574	837,750	(2,176)
8/25/2010	JPMorgan Securities, Inc.	5,693,349	CNY	835,451	837,750	(2,299)
8/25/2010	JPMorgan Securities, Inc.	5,693,349	CNY	835,451	837,750	(2,299)
10/1/2009	Royal Bank of Scotland Plc	11,028,000	DKK	2,166,942	2,074,200	92,742
12/21/2009	JPMorgan Securities, Inc.	11,028,000	DKK	2,164,596	2,161,844	2,752
1/8/2009	Royal Bank of Scotland Plc	830,000	EUR	1,214,161	1,178,603	35,558
10/8/2009	Deutsche Bank Securities, Inc.	249,385,000	JPY	2,786,377	2,666,364	120,013
11/18/2009	Morgan Stanley & Co.	756,891,000	KRW	642,030	612,000	30,030
11/18/2009	Deutsche Bank Securities, Inc.	757,656,000	KRW	642,679	612,000	30,679
11/18/2009	JPMorgan Securities, Inc.	1,520,800,500	KRW	1,290,013	1,223,000	67,013
11/12/2009	Barclays Capital, Inc.	6,477,550	MYR	1,868,317	1,835,000	33,317
11/12/2009	Royal Bank of Scotland Plc	2,079,170	MYR	599,694	589,000	10,694
11/18/2009	HSBC Bank Plc	884,065	SGD	627,273	612,000	15,273
11/18/2009	HSBC Bank Plc	881,923	SGD	625,753	612,000	13,753
11/18/2009	Deutsche Bank Securities, Inc.	1,765,401	SGD	1,252,609	1,223,000	29,609
11/16/2009	HSBC Bank Plc	40,065,480	TWD	1,256,917	1,223,000	33,917
11/16/2009	Goldman Sachs & Co.	39,943,180	TWD	1,253,080	1,223,000	30,080

						$1,869,237

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/2/2009	Goldman Sachs & Co.	145,830,263	BRL	$82,178,729	$72,336,440	$(9,842,289)
2/2/2010	Goldman Sachs & Co.	145,830,263	BRL	80,464,784	79,225,438	(1,239,346)
10/28/2009	JPMorgan Securities, Inc.	26,569,000	GBP	42,510,803	44,288,663	1,777,860
10/28/2009	JPMorgan Securities, Inc.	2,818,000	GBP	4,508,843	4,673,050	164,207
10/20/2009	JPMorgan Securities, Inc.	378,900,000	JPY	4,233,778	4,157,637	(76,141)
10/20/2009	JPMorgan Securities, Inc.	42,355,000	JPY	473,269	464,289	(8,980)
10/20/2009	JPMorgan Securities, Inc.	296,253,000	JPY	3,310,291	3,298,803	(11,488)

						$(9,236,177)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CNY - China Yuan Renminbi

DKK - Danish krone

EUR - Euro

GBP - Great Britain Pound

JPY - Japanese Yen

KRW - South Korean Won

MYR - Malaysian Ringgit

SGD - Singapore Dollar

TWD - New Taiwan Dollar

The futures contracts outstanding as of September 30, 2009 and the description and unrealized appreciation (depreciation) were as follows:

Description	Counterparty	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Euribor Futures	Citigroup Global Markets, Inc.	December 2009-Long	145	$35,979,938	$370,412
Euribor Futures	Citigroup Global Markets, Inc.	March 2010-Long	232	57,460,000	652,029
EuroDollar Futures	JPMorgan Securites, Inc.
	Merrill Lunch, Pierce, Fenner & Smith, Inc.	December 2010-Long	1,742	427,856,975	1,067,237
EuroDollar Futures	JPMorgan Securites, Inc.
	Merrill Lunch, Pierce, Fenner & Smith, Inc.	December 2009-Long	2,233	556,184,475	2,964,475
EuroDollar Futures	JPMorgan Securites, Inc.
	Merrill Lunch, Pierce, Fenner & Smith, Inc.	June 2010-Long	1,565	387,454,875	2,791,706
EuroDollar Futures	JPMorgan Securites, Inc.
	Merrill Lunch, Pierce, Fenner & Smith, Inc.	September 2010-Long	220	54,249,250	466,224
EuroDollar Futures	JPMorgan Securites, Inc.
	Merrill Lunch, Pierce, Fenner & Smith, Inc.	March 2010-Long	3,409	846,923,438	25,724,466
Sterling Futures	Citigroup Global Markets, Inc.	March 2010-Long	58	7,188,375	133,417
Sterling Futures	Citigroup Global Markets, Inc.	June 2010-Long	131	16,158,850	198,265
Sterling Futures	Citigroup Global Markets, Inc.	December 2010-Long	131	15,990,188	97,392
Sterling Futures	Citigroup Global Markets, Inc.	September 2010-Long	131	16,073,700	141,298
Sterling Futures	Citigroup Global Markets, Inc.	March 2011-Long	73	8,871,325	17,522
U.S. Treasury Bond 30 Year Futures	Merrill Lunch, Pierce, Fenner & Smith, Inc.	December 2009-Long	41	4,976,375	90,976
U.S. Treasury Note 2 Year Futures	Merrill Lunch, Pierce, Fenner & Smith, Inc.	December 2009-Long	571	123,889,156	(26,765)
U.S. Treasury Note 5 Year Futures	Merrill Lunch, Pierce, Fenner & Smith, Inc.	December 2009-Long	10	1,160,938	11,258
U.S. Treasury Note 10 Year Futures	Merrill Lunch, Pierce, Fenner & Smith, Inc.	December 2009-Long	433	51,236,078	582,219

					$35,282,131

Written Call Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value
U.S. Dollar vs. Japanese Yen	Credit Suisse First Boston Corp.	03/17/2010	$104.00	(6,271,000)	$(330,011)	$(8,886)
U.S. Treasury Note 10 Year Future	Merrill Lynch,Pierce, Fenner & Smith, Inc.	11/20/2009	121.00	(123)	(69,419)	(44,203)

					$(399,430)	$(53,089)

Written Put Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value
IRO USD Swaption	Citibank	11/23/2009	$3.42	(55,000,000)	$(588,500)	$(86,787)
IRO USD Swaption	Citibank	11/23/2009	3.75	(12,000,000)	(126,000)	(6,547)
IRO USD Swaption	Goldman Sachs & Co.	11/23/2009	3.75	(27,000,000)	(216,675)	(14,731)
IRO USD Swaption	Morgan Stanley & Co., Inc.	06/15/2010	5.00	(133,000,000)	(1,423,100)	(498,731)
IRO USD Swaption	Goldman Sachs & Co.	06/15/2010	5.00	(15,000,000)	(152,250)	(56,248)
IRO USD Swaption	Deutsche Bank Securites, Inc.	06/15/2010	5.00	(3,100,000)	(36,270)	(11,625)
IRO USD Swaption	Deutsche Bank Securites, Inc.	11/23/2009	3.42	(281,000,000)	(2,820,678)	(443,401)
IRO USD Swaption	JPMorgan Securities., Inc.	08/31/2010	6.00	(55,000,000)	(459,938)	(255,147)
IRO USD Swaption	Citibank	11/23/2009	4.00	(256,000,000)	(2,766,901)	(345,971)
IRO USD Swaption	Citibank	08/31/2010	6.00	(181,800,000)	(1,365,678)	(843,377)
JPM Swaption	JPMorgan Securities., Inc.	11/23/2009	3.75	(28,000,000)	(278,040)	(15,276)
OTC EPUT Swaption	Credit Suisse First Boston Corp.	03/17/2010	104.00	(6,271,000)	(330,012)	(1,007,286)
U.S. Treasury Note 10 Year Future	Merrill Lynch,Pierce, Fenner & Smith, Inc.	11/20/2009	115.00	(123)	(99,437)	(48,047)
USD Swaption	Morgan Stanley & Co., Inc.	11/23/2009	3.75	(25,000,000)	(241,700)	(13,640)

					$(10,905,179)	$(3,646,814)

Forward Sales Commitments	Counterparty	Interest Rate	Maturity	Proceeds	Value
Federal National Mortgage Assoc.	Goldman Sachs & Co.	5.500%	TBA	$(20,854,219)	$(20,921,880)
Federal National Mortgage Assoc.	Goldman Sachs & Co.	5.500%	TBA	(28,978,969)	(28,985,837)

				$(49,833,188)	$(49,907,717)

Open interest rate swap agreements at September 30, 2009 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	12/16/2010	Morgan Stanley & Co., Inc.	USD	$351,700,000	$7,572,460	$7,375,411	$197,049
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	Bank of America Securities LLC	USD	1,190,600,000	46,843,967	8,821,168	38,022,799
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Citibank	USD	405,100,000	26,299,769	(4,660,100)	30,959,869
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Morgan Stanley & Co., Inc.	USD	77,100,000	5,005,461	(759,499)	5,764,960
Pay	3-Month USD-LIBOR	3.500%	6/24/2016	JPMorgan Securities, Inc.	USD	14,000,000	390,679	—	390,679
Pay	3-Month USD-LIBOR	3.500%	6/24/2016	Deutsche Bank Securities, Inc.	USD	47,000,000	1,311,564	—	1,311,564
Pay	3-Month USD-LIBOR	3.500%	6/24/2016	Goldman Sachs & Co.	USD	70,500,000	1,967,346	—	1,967,346
Receive	6-Month USD-LIBOR	3.450%	8/5/2011	Morgan Stanley & Co., Inc.	USD	475,600,000	19,689,112	18,025,240	1,663,872
Pay	AUD-BBR-BBSW	4.500%	6/15/2011	Morgan Stanley & Co., Inc.	AUD	303,100,000	(2,335,086)	289,908	(2,624,994)
Receive	BRL-PTAX (BRL09)	12.670%	1/4/2010	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	50,600,000	777,781	—	777,781
Pay	BRL-PTAX (BRL09)	10.115%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	295,300,000	(7,488,847)	(7,355,901)	(132,946)
Pay	BRL-PTAX (BRL09)	12.540%	1/2/2012	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	80,800,000	1,386,272	(443,165)	1,829,437
Pay	BRL-PTAX (BRL09)	12.540%	1/4/2010	Morgan Stanley & Co., Inc.	BRL	251,200,000	3,861,238	195,963	3,665,275
Pay	BRL-PTAX (BRL09)	12.540%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	90,500,000	1,552,693	(503,219)	2,055,912
Pay	BRL-PTAX (BRL09)	10.835%	1/2/2012	Goldman Sachs & Co.	BRL	27,600,000	(68,719)	26,466	(95,185)
Receive	6-Month GBP-LIBOR	5.100%	9/15/2013	Morgan Stanley & Co., Inc.	GBP	11,100,000	1,423,818	(14,411)	1,438,229
Receive	6-Month GBP-LIBOR	5.250%	3/18/2014	Goldman Sachs & Co.	GBP	6,300,000	900,006	(4,895)	904,901
Receive	6-Month GBP-LIBOR	5.250%	3/18/2014	Goldman Sachs & Co.	GBP	2,600,000	371,431	(507)	371,938
Receive	6-Month GBP-LIBOR	5.000%	6/15/2016	Merrill Lynch, Pierce, Fenner & Smith, Inc.	GBP	16,200,000	2,209,906	486,712	1,723,194

							$111,670,851	$21,479,171	$90,191,680

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CAN Financial Corp.	(0.630%)	12/20/2014	Bank of America Securities LLC	2.458%	$5,000,000	$416,317	$—	$416,317
5.850%, due 12/15/2014
CenturyTel, Inc.	(0.595%)	6/20/2017	Bank of America Securities LLC	0.866%	5,000,000	91,828	—	91,828
6.000%, due 04/01/2017
Con-Way, Inc.	(1.834%)	3/20/2018	Bank of America Securities LLC	1.110%	10,000,000	(511,709)	—	(511,709)
7.250%, due 01/15/2018
Kraft Foods, Inc.	(1.200%)	3/20/2018	Citibank	0.958%	5,000,000	(101,526)	—	(101,526)
6.125%, due 02/01/2018
Covidien, Ltd.	(0.500%)	12/20/2017	Bank of America Securities LLC	0.413%	2,600,000	(16,351)	—	(16,351)
6.000%, due 10/15/2017
CSX Corp.	(1.650%)	3/20/2018	Goldman Sachs & Co.	0.538%	10,000,000	(823,059)	—	(823,059)
6.125%, due 03/15/2018
Health Care Property Investors, Inc.	(0.460%)	9/20/2011	JPMorgan Securites, Inc.	2.036%	4,200,000	126,772	—	126,772
5.950%, due 09/15/2011
Health Care Property Investors, Inc.	(1.227%)	3/20/2018	Bank of America Securities LLC	2.057%	7,500,000	417,398	—	417,398
6.700%, due 01/30/2018
Liberty Mutual Group, Inc.	(0.680%)	3/20/2014	Bank of America Securities LLC	2.349%	5,750,000	384,722	—	384,722
5.750%, due 03/15/2014
Limited Brands, Inc.	(2.290%)	9/20/2017	Bank of America Securities LLC	2.750%	10,000,000	282,769	—	282,769
6.900%, due 07/15/2017
Limited Brands, Inc.	(3.113%)	9/20/2017	Morgan Stanley & Co., Inc.	2.750%	5,000,000	(111,664)	—	(111,664)
6.900%, due 07/15/2017
NiSource Finance Corp.	(1.170%)	9/20/2017	Citibank	1.500%	7,500,000	164,448	—	164,448
5.250%, due 09/15/2017
NiSource Finance Corp.	(0.650%)	9/20/2014	Morgan Stanley & Co., Inc.	1.498%	10,000,000	385,655	—	385,655
5.400%, due 07/15/2014
Omnicom Group, Inc.	(0.940%)	6/20/2016	Citibank	0.634%	5,000,000	(93,461)	—	(93,461)
5.900%, due 04/15/2016
Pearson Dollar Financial Plc	(0.760%)	6/20/2014	Morgan Stanley & Co., Inc.	0.484%	8,500,000	(105,634)	—	(105,634)
5.700%, due 06/01/2014
Pearson Dollar Financial Plc	(0.830%)	6/20/2014	JPMorgan Securites, Inc.	0.484%	5,000,000	(77,872)	—	(77,872)
5.700%, due 06/01/2014
Quest Diagnostic, Inc.	(0.660%)	12/20/2015	Bank of America Securities LLC	0.461%	5,000,000	(57,111)	—	(57,111)
5.450%, due 11/01/2015
R.R. Donnelley & Sons Co.	(1.030%)	6/20/2014	Bank of America Securities LLC	2.151%	6,200,000	295,527	—	295,527
4.950%, due 04/01/2014
Rohm & Haas Holdings	(0.423%)	9/20/2017	Bank of America Securities LLC	1.091%	8,500,000	387,921	—	387,921
6.000%, due 09/15/2017
Sprint Nextel Corp.	(0.966%)	12/20/2016	Bank of America Securities LLC	3.420%	11,250,000	1,538,942	—	1,538,942
6.000%, due 12/01/2016
Viacom, Inc.	(0.970%)	6/20/2016	Morgan Stanley & Co., Inc.	1.024%	10,000,000	32,518	—	32,518
6.250%, due 04/30/2016
Deutsche Bank AG	(5.000%)	6/20/2014	Deustche Bank Securities, Inc.	6.632%	846,000	52,502	106,808	(54,306)
5.000%, due 06/20/2014
Viacom, Inc.	(1.930%)	6/20/2016	Bank of America Securities LLC	1.024%	5,000,000	(271,004)	—	(271,004)
6.250%, due 04/30/2016
Western Union Co. (The)	(0.795%)	12/20/2016	Bank of America Securities LLC	0.523%	10,000,000	(177,138)	—	(177,138)
5.930%, due 10/01/2016

						$2,230,790	$106,808	$2,123,982

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	5.000%	12/20/2013	Merrill Lynch, Pierce, Fenner & Smith, Inc.	7.941%	$5,000,000	$(483,935)	$(450,000)	$(33,935)
6.250%, due 05/01/2036
Ford Motor Credit Co.	3.800%	9/20/2010	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4.931%	500,000	(5,394)	—	(5,394)
7.000%, due 10/01/2013
General Electric Capital Corp	4.000%	12/20/2013	Citibank	1.915%	3,600,000	290,352	—	290,352
5.625%, due 10/01/2013
General Electric Capital Corp.	4.000%	12/20/2013	Citibank	1.915%	20,800,000	1,677,587	—	1,677,587
5.625%, due 10/01/2013
General Electric Capital Corp.	6.950%	3/20/2013	Citibank	1.891%	375,000	61,726	—	61,726
5.625%, due 10/01/2013
General Electric Capital Corp.	4.850%	12/20/2013	Citibank	1.915%	9,100,000	1,033,127	—	1,033,127
5.625%, due 10/01/2013
General Electric Capital Corp.	4.325%	12/20/2013	Citibank	1.915%	10,200,000	950,884	—	950,884
5.625%, due 10/01/2013
General Electric Capital Corp.	4.200%	12/20/2013	Citibank	1.915%	21,900,000	1,935,720	—	1,935,720
5.625%, due 10/01/2013
General Electric Capital Corp.	4.875%	12/20/2013	Citibank	1.915%	3,100,000	354,942	—	354,942
5.625%, due 10/01/2013

						$5,815,009	$(450,000)	$6,265,009

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2009(3)	Notional Amount(3)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
CDX.NA.IG.9	0.550%	12/20/2017	JPMorgan Securites, Inc.	N/A	$1,944,569	$28,615	$—	$28,615
CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	N/A	6,222,621	57,932	—	57,932

						$86,547	$—	$86,547

AUD - Australian Dollar

BRL - Brazilian Real

GBP - British Pound

USD - United States Dollar

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financialstatements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$97,506,984	$—	$97,506,984
Asset-Backed Securities	—	452,973,689	115,617	453,089,306
Domestic Bonds & Debt Securities
Automobiles	—	3,269,623	—	3,269,623
Building Products	—	5,382,506	—	5,382,506
Capital Markets	—	180,727,805	—	180,727,805
Chemicals	—	66,154,263	—	66,154,263
Commercial & Professional Services	—	7,595,798	—	7,595,798
Commercial Banks	—	472,163,758	—	472,163,758
Computers & Peripherals	—	21,304,498	—	21,304,498
Consumer Finance	—	148,658,296	—	148,658,296
Diversified Financial Services	—	435,502,933	—	435,502,933
Diversified Telecommunication Services	—	41,084,993	—	41,084,993
Electric Utilities	—	111,884,949	—	111,884,949
Energy Equipment & Services	—	1,148,628	—	1,148,628
Food & Staples Retailing	—	24,641,990	—	24,641,990
Food Products	—	27,262,583	—	27,262,583
Health Care Equipment & Supplies	—	2,889,151	—	2,889,151
Health Care Providers & Services	—	19,560,838	—	19,560,838
Independent Power Producers & Energy Traders	—	6,201,614	—	6,201,614
Insurance	—	49,765,303	—	49,765,303
IT Services	—	10,851,770	—	10,851,770
Media	—	46,115,067	—	46,115,067
Metals & Mining	—	8,503,654	—	8,503,654
Oil, Gas & Consumable Fuels	—	51,412,866	—	51,412,866
Paper & Forest Products	—	6,512,051	—	6,512,051
Pharmaceuticals	—	121,038,861	—	121,038,861
Real Estate Investment Trusts (REITs)	—	11,440,475	—	11,440,475
Road & Rail	—	21,443,136	—	21,443,136
Specialty Retail	—	19,399,540	—	19,399,540
Tobacco	—	7,306,526	—	7,306,526
Trading Companies & Distributors	—	4,782,065	—	4,782,065
Wireless Telecommunication Services	—	54,746,768	—	54,746,768

Total Domestic Bonds & Debt Securities	—	1,988,752,308	—	1,988,752,308

Foreign Bonds & Debt Securities
Aruba Guilder	—	244,675	—	244,675
Brazil	—	130,779,143	—	130,779,143
Cayman Islands	—	2,892,526	—	2,892,526
Denmark	—	32,269,516	—	32,269,516
France	—	57,570,974	—	57,570,974
Luxembourg	—	513,524	—	513,524
Mexico	—	5,112,750	—	5,112,750
Netherlands	—	453,625	—	453,625
Norway	—	106,992	—	106,992
Panama	—	2,867,070	—	2,867,070
Russia	—	145,600	—	145,600
Singapore	—	478,183	—	478,183
South Africa	—	721,437	—	721,437
South Korea	—	2,085,695	—	2,085,695
Sweden	—	2,623,478	—	2,623,478
United Kingdom	—	417,402	—	417,402

Total Foreign Bonds & Debt Securities	—	239,282,590	—	239,282,590

U. S. Government & Agency Obligations	—	4,458,490,418	—	4,458,490,418
Loan Participation	—	20,271,490	—	20,271,490
Convertible Preferred Stocks

Commercial Banks	$48,177,350	$—	$—	$48,177,350
Insurance	1,950,795	—	—	1,950,795

Total Convertible Preferred Stocks	50,128,145	—	—	50,128,145

Short-Term Investments
Repurchase Agreements	—	85,484,000	—	85,484,000
U.S. Government & Agency Discount Notes	—	3,821,380	—	3,821,380

Total Short-Term Investments	—	89,305,380	—	89,305,380

TOTAL INVESTMENTS	$50,128,145	$7,346,582,859	$115,617	$7,396,826,621

Forward Contracts*
Forward Currency Contracts	$—	$(7,366,940)	$—	$(7,366,940)

Futures Contracts*
Futures Contracts Long	35,282,131	—	—	3,407,916

Options*
Options Written	(279,543)	7,884,249	—	7,604,706

TBA Sale Commitments*
Federal Agency	—	(74,529)	—	(74,529)

Swaps*
Swap Commitments	—	98,667,218	—	98,667,218

*	Derivative instruments such as forwards, futures, swap contracts, TBA sale commitments and written options are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Discounts	Realized Gain	Change in Unrealized Depreciation	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009
Asset Backed Securities	$7,031,934	$—	$6,584	$(64,412)	$(1,051,090)	$142,207	$(5,949,606)	$115,617
Domestic Bonds & Debt Securities Insurance	8,128,432	808,173	—	(244,905)	—	—	(8,691,700)	—

Total	$15,160,366	$808,173	$6,584	$(309,317)	$(1,051,090)	$142,207	$(14,641,306)	$115,617

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 2.6%
General Dynamics Corp.	126,467	$8,169,768
Honeywell International, Inc.	37,756	1,402,636
United Technologies Corp.	128,871	7,852,110

		17,424,514

Auto Components — 2.2%
BorgWarner, Inc.(a)	91,009	2,753,932
Johnson Controls, Inc.(a)	478,130	12,221,003

		14,974,935

Automobiles — 0.7%
Ford Motor Co.*(a)	642,852	4,634,963

Beverages — 2.1%
Coca-Cola Co.	123,941	6,655,632
PepsiCo, Inc.	129,063	7,570,835

		14,226,467

Capital Markets — 5.8%
Bank of New York Mellon Corp.	169,347	4,909,370
Franklin Resources, Inc.	83,344	8,384,406
Morgan Stanley	178,824	5,522,085
Northern Trust Corp.	74,408	4,327,569
State Street Corp.	130,248	6,851,045
T. Rowe Price Group, Inc.(a)	193,456	8,840,939

		38,835,414

Chemicals — 3.2%
Air Products & Chemicals, Inc.	62,858	4,876,523
E.I. du Pont de Nemours & Co.	134,268	4,315,373
Ecolab, Inc.	97,751	4,519,029
Monsanto Co.	65,187	5,045,474
Praxair, Inc.	37,849	3,091,885

		21,848,284

Commercial Banks — 2.3%
PNC Financial Services Group, Inc.(a)	85,692	4,163,774
U.S. Bancorp	225,721	4,934,261
Wells Fargo & Co.(a)	158,069	4,454,385
Zions Bancorporation(a)	117,055	2,103,478

		15,655,898

Communications Equipment — 2.0%
Cisco Systems, Inc.*	221,808	5,221,360
Lumenis, Ltd.(c)	520	—
Nokia Oyj (ADR)(a)	486,074	7,106,402
Research In Motion, Ltd.*	18,200	1,229,410

		13,557,172

Computers & Peripherals — 3.8%
Apple, Inc.*	14,104	2,614,458
EMC Corp.*	172,242	2,935,004
Hewlett-Packard Co.	332,090	15,677,969
International Business Machines Corp.	38,921	4,655,341

		25,882,772

Diversified Financial Services — 1.4%
CME Group, Inc.	12,972	3,997,841

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

JPMorgan Chase & Co.	118,444	$5,190,216

		9,188,057

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	124,898	3,780,662

Electric Utilities — 1.5%
FirstEnergy Corp.	66,722	3,050,530
PPL Corp.	73,934	2,243,157
Southern Co.	148,525	4,703,787

		9,997,474

Electrical Equipment — 1.3%
Emerson Electric Co.	136,577	5,474,006
Rockwell Automation, Inc.(a)	80,480	3,428,448

		8,902,454

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	101,527	6,051,009

Food & Staples Retailing — 4.0%
CVS Caremark Corp.	144,786	5,174,652
Sysco Corp.	216,370	5,376,794
Wal-Mart Stores, Inc.	69,239	3,398,943
Walgreen Co.	357,190	13,383,909

		27,334,298

Food Products — 6.5%
Campbell Soup Co.(a)	140,397	4,579,750
General Mills, Inc.	118,696	7,641,649
H.J. Heinz Co.	188,128	7,478,088
Hershey Co. (The)(a)	237,619	9,233,874
Kellogg Co.	95,180	4,685,711
Kraft Foods, Inc. — Class A	264,600	6,951,042
Nestle S.A.	74,297	3,165,369

		43,735,483

Health Care Equipment & Supplies — 7.7%
Alcon, Inc.	45,289	6,280,226
Baxter International, Inc.	80,384	4,582,692
Becton, Dickinson & Co.	192,870	13,452,682
C.R. Bard, Inc.	117,370	9,226,456
Covidien Plc	66,393	2,872,161
Medtronic, Inc.	101,518	3,735,862
St. Jude Medical, Inc.*	190,385	7,426,919
Stryker Corp.	96,485	4,383,314

		51,960,312

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	37,898	2,162,839
Yum! Brands, Inc.	28,441	960,168

		3,123,007

Household Products — 2.3%
Clorox Co. (The)	37,945	2,231,925
Colgate-Palmolive Co.	173,320	13,220,850

		15,452,775

Industrial Conglomerates — 0.9%
3M Co.	78,827	5,817,433

Insurance — 2.8%
Chubb Corp. (The)	292,796	14,759,847

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Travelers Cos., Inc. (The)	79,214	$3,899,705

		18,659,552

IT Services — 1.8%
Automatic Data Processing, Inc.	143,029	5,621,040
DST Systems, Inc.*(a)	71,638	3,209,382
Fiserv, Inc.*	67,559	3,256,344

		12,086,766

Machinery — 5.1%
Caterpillar, Inc.(a)	130,181	6,682,191
Deere & Co.	193,894	8,321,931
Illinois Tool Works, Inc.	52,762	2,253,465
PACCAR, Inc.(a)	370,395	13,967,595
Parker Hannifin Corp.	56,207	2,913,771

		34,138,953

Media — 3.6%
McGraw-Hill Cos., Inc. (The)	282,148	7,093,201
Reed Elsevier N.V. (ADR)(a)	609,893	13,783,582
Walt Disney Co. (The)(a)	136,005	3,734,697

		24,611,480

Metals & Mining — 4.2%
Alcoa, Inc.	394,856	5,180,511
BHP Billiton, Ltd. (ADR)(a)	54,229	3,579,656
Freeport-McMoRan Copper & Gold, Inc.	93,444	6,411,193
Rio Tinto Plc (ADR)	76,011	12,943,913

		28,115,273

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	120,472	3,787,640

Multiline Retail — 2.6%
Nordstrom, Inc.(a)	146,081	4,461,314
Target Corp.	280,557	13,096,401

		17,557,715

Office Electronics — 1.4%
Canon, Inc. (ADR)(a)	229,803	9,189,822

Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	136,635	12,547,192
Chevron Corp.	272,071	19,161,960
ConocoPhillips Co.	130,701	5,902,457
CONSOL Energy, Inc.	36,200	1,632,982
Exxon Mobil Corp.	123,042	8,441,912
Marathon Oil Corp.	186,440	5,947,436
Royal Dutch Shell Plc (ADR)	83,548	4,778,110

		58,412,049

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) — Class A(a)	69,346	2,571,350

Pharmaceuticals — 4.8%
Abbott Laboratories	195,649	9,678,756
Eli Lilly & Co.(a)	104,090	3,438,093
Johnson & Johnson	78,608	4,786,441
Merck & Co., Inc.(a)	100,310	3,172,805
Pfizer, Inc.	163,735	2,709,814
Teva Pharmaceutical Industries, Ltd. (ADR)	168,773	8,533,163

		32,319,072

Road & Rail — 4.6%
Burlington Northern Santa Fe Corp.	93,228	7,442,391

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Canadian National Railway Co.	151,671	$7,430,362
CSX Corp.	26,350	1,103,011
Norfolk Southern Corp.	357,106	15,394,840

		31,370,604

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	166,294	4,586,388
Applied Materials, Inc.	303,822	4,071,215
Intel Corp.	326,293	6,385,554
Texas Instruments, Inc.	295,645	7,003,830

		22,046,987

Software — 1.3%
Adobe Systems, Inc.*	151,521	5,006,254
Microsoft Corp.	158,208	4,096,005
Rovi Corp.*	224	7,526

		9,109,785

Specialty Retail — 1.4%
Lowe’s Cos., Inc.	286,056	5,990,013
Staples, Inc.(a)	153,795	3,571,120

		9,561,133

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	170,634	5,617,271

Total Common Stocks (Cost $583,610,340)		671,538,835

Security Description	Shares/Par Amount	Value
Short-Term Investments — 6.8%
Mutual Funds — 6.5%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	43,440,326	43,440,326

Repurchase Agreement — 0.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $2,061,001 on 10/01/09 collateralized by $2,100,000 FHLMC at 0.657% due 04/01/11 with a value of $2,102,625.	$2,061,000	2,061,000

Total Short-Term Investments (Cost $45,501,326)		45,501,326

TOTAL INVESTMENTS — 106.5% (Cost $629,111,666#)		717,040,161

Other Assets and Liabilities (net) — (6.5)%		(43,816,618)

NET ASSETS — 100.0%		$673,223,543

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $92,589,048 and $4,660,553 respectively, resulting in a net unrealized appreciation of $87,928,495.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $42,434,564 and the collateral received consisted of cash in the amount of $43,440,326. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,424,514	$—	$—	$17,424,514
Auto Components	14,974,935	—	—	14,974,935
Automobiles	4,634,963	—	—	4,634,963
Beverages	14,226,467	—	—	14,226,467
Capital Markets	38,835,414	—	—	38,835,414
Chemicals	21,848,284	—	—	21,848,284
Commercial Banks	15,655,898	—	—	15,655,898
Communications Equipment	13,557,172	—	—	13,557,172
Computers & Peripherals	25,882,772	—	—	25,882,772
Diversified Financial Services	9,188,057	—	—	9,188,057
Diversified Telecommunication Services	3,780,662	—	—	3,780,662
Electric Utilities	9,997,474	—	—	9,997,474
Electrical Equipment	8,902,454	—	—	8,902,454
Energy Equipment & Services	6,051,009	—	—	6,051,009
Food & Staples Retailing	27,334,298	—	—	27,334,298
Food Products	40,570,114	3,165,369	—	43,735,483
Health Care Equipment & Supplies	51,960,312	—	—	51,960,312
Hotels, Restaurants & Leisure	3,123,007	—	—	3,123,007
Household Products	15,452,775	—	—	15,452,775
Industrial Conglomerates	5,817,433	—	—	5,817,433
Insurance	18,659,552	—	—	18,659,552
IT Services	12,086,766	—	—	12,086,766
Machinery	34,138,953	—	—	34,138,953
Media	24,611,480	—	—	24,611,480
Metals & Mining	28,115,273	—	—	28,115,273
Multi-Utilities	3,787,640	—	—	3,787,640
Multiline Retail	17,557,715	—	—	17,557,715
Office Electronics	9,189,822	—	—	9,189,822
Oil, Gas & Consumable Fuels	58,412,049	—	—	58,412,049
Personal Products	2,571,350	—	—	2,571,350
Pharmaceuticals	32,319,072	—	—	32,319,072
Road & Rail	31,370,604	—	—	31,370,604
Semiconductors & Semiconductor Equipment	22,046,987	—	—	22,046,987
Software	9,109,785	—	—	9,109,785
Specialty Retail	9,561,133	—	—	9,561,133
Textiles, Apparel & Luxury Goods	5,617,271	—	—	5,617,271

Total Common Stocks	668,373,466	3,165,369	—	671,538,835

Short-Term Investments
Mutual Funds	43,440,326	—	—	43,440,326
Repurchase Agreement	—	2,061,000	—	2,061,000

Total Short-Term Investments	43,440,326	2,061,000	—	45,501,326

TOTAL INVESTMENTS	$711,813,792	$5,226,369	$—	$717,040,161

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value
Municipals — 0.9%
California State University Revenue, Systemwide Series A 5.000%, due 11/01/39	$1,502,000	$1,574,472
Charlotte Special Facilities Revenue, Refunding Charlotte/Douglas International Airport 5.600%, due 07/01/27	1,000,000	677,420
Connecticut State Health & Educational, Facility Authority Revenue, Yale University - Series Z-1 5.000%, due 07/01/42	1,451,000	1,539,409
New Jersey Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc., Project
6.250%, due 09/15/29	463,000	419,960
7.000%, due 11/15/30(a)	117,000	115,341
Wisconsin State General Reserve 5.750%, due 05/01/33	134,000	153,987

Total Municipals (Cost $3,970,214)		4,480,589

Asset-Backed Securities — 7.0%
ACE Securities Corp. 0.846%, due 12/25/34(a)	578,893	399,299
Aegis Asset Backed Securities Trust 2.721%, due 01/25/34(a)	146,110	69,540
Alfa Diversified Payment Rights Finance Co. 2.199%, due 12/15/11(144A)(a)(b)	661,500	565,582
American Tower Trust 5.957%, due 04/15/37(144A)(b)	517,000	501,515
Ameriquest Mortgage Securities, Inc. 5.385%, due 10/25/33(a)	25,000	5,656
Asset Backed Securities Corp. Home Equity 0.686%, due 04/25/35(a)	177,000	163,128
Banc of America Alternative Loan Trust 5.500%, due 09/25/33	1,205,656	1,118,436
Bayview Commercial Asset Trust 0.606%, due 04/25/34(144A)(a)(b)	859,361	609,197
Carrington Mortgage Loan Trust
0.346%, due 02/25/32-10/25/36(a)	1,143,392	866,079
0.646%, due 09/25/35(a)	303,262	254,509
Chase Commercial Mortgage Securities Corp. - Series 2000-1 8.188%, due 04/15/32(a)	393,000	390,296
Chase Mortgage Finance Corp. 5.500%, due 05/25/37	1,306,230	1,186,421
Citigroup Mortgage Loan Trust, Inc. 0.396%, due 08/25/36(a)	539,576	355,388
Conseco Finance Securitizations Corp.
6.910%, due 05/01/33(a)	3,606	3,073
7.360%, due 09/01/33	2,578	2,566
6.681%, due 12/01/33(a)	120,047	111,548
Continental Airlines, Inc. 8.499%, due 05/01/11	114,856	107,965
Countrywide Alternative Loan Trust
5.000%, due 05/25/34	1,638,061	1,536,693
0.596%, due 09/25/35(a)	385,412	201,307
0.576%, due 10/25/35(a)	589,249	296,616
Countrywide Asset-Backed Certificates
0.666%, due 08/25/35(a)	1,072,404	1,019,933
0.756%, due 11/25/35(a)	1,065,000	867,664
0.426%, due 07/25/36(a)	607,517	424,778
Countrywide Home Loan Mortgage Pass Through Trust 3.893%, due 09/25/33(a)	20,787	19,162
Credit Suisse First Boston Mortgage Securities Corp.
6.122%, due 04/15/37 (144A)(a)(c)	70,000	40,741
1.396%, due 09/25/34(a)	223,034	27,019
Crown Castle Towers LLC
Series 2005-1A 4.878%, due 06/15/35(144A)(b)	235,000	229,259
Series 2006-1A 5.469%, due 11/15/36(144A)(b)	625,000	628,857
CW Capital Cobalt, Ltd. - Series 2006-C1 5.174%, due 08/15/48	375,000	374,803
Dominos Pizza Master Issuer LLC 7.629%, due 04/25/37(144A)(b)	1,602,000	640,800
Downey Savings & Loan Association Mortgage Loan Trust 0.616%, due 10/19/45(a)	541,167	193,223
FBR Securitization Trust
0.536%, due 09/25/35(a)	752,755	673,645
0.596%, due 10/25/35(a)	247,426	140,540
First Franklin Mortgage Loan Asset Backed Certificates - Series 2005-FF5
0.786%, due 09/25/34(a)	65,395	55,847
0.696%, due 03/25/35(a)	333,000	227,572
First Franklin Mortgage Loan Asset Backed Certificates - Series 2006-FF4
0.436%, due 03/25/36(a)	25,570	15,835

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Fremont Home Loan Trust 0.356%, due 02/25/36(a)	$177,700	$168,166
Gazprom International S.A. 7.201%, due 02/01/20(144A)(b)	998,637	1,043,576
Global Tower Partners Acquisition Partners LLC - Series 2007-1A 7.874%, due 05/15/37(144A)(b)	240,000	215,250
Green Tree Financial Corp. 7.860%, due 03/01/30(a)	147,776	123,934
Greenpoint Manufactured Housing 8.450%, due 06/20/31(a)	184,977	137,098
GSAMP Trust
0.676%, due 03/25/35(a)	348,023	332,937
0.506%, due 11/25/35(a)	188,891	178,407
0.666%, due 11/25/35(a)	1,650,000	957,883
0.316%, due 01/25/37(a)	128,921	123,643
0.376%, due 01/25/37(a)	330,000	239,999
Home Equity Asset Trust 0.526%, due 12/25/35(a)	400,649	300,158
Impac CMB Trust
0.886%, due 09/25/34(a)	165,958	107,950
0.646%, due 10/25/35(a)	437,494	297,431
Impac Secured Assets Corp. 0.596%, due 05/25/36(a)	630,106	437,877
Indymac Index Mortgage Loan Trust 0.846%, due 04/25/34(a)	52,195	36,894
JPMorgan Alternative Loan Trust 6.000%, due 03/25/36	937,864	671,128
JPMorgan Mortgage Trust 6.000%, due 09/25/34	1,363,043	1,236,169
Lehman XS Trust 0.596%, due 12/25/35(a)(d)	899,334	240,924
LNR CDO, Ltd. 2.996%, due 07/24/37(144A)(a)(b)	215,000	32,250
Luminent Mortgage Trust 0.506%, due 07/25/36(a)	887,953	112,345
Madison Avenue Manufactured Housing Contract Trust 3.496%, due 03/25/32(a)	250,000	116,441
MASTER Alternative Loans Trust 6.000%, due 07/25/34	1,668,377	1,429,283
MASTER Asset Backed Securities Trust 5.496%, due 12/25/32(a)	13,521	1,364
MASTER Asset Securitization Trust 5.500%, due 11/25/33	446,381	449,957
Merrill Lynch Mortgage Investors Trust 0.406%, due 03/25/37(a)	605,000	210,990
Morgan Stanley Capital, Inc.
0.656%, due 03/25/35(a)	11,832	11,663
0.346%, due 08/25/36(a)	253,332	243,968
0.306%, due 12/25/36(a)	483,487	440,801
Option One Mortgage Loan Trust 0.336%, due 05/25/37(a)	135,403	129,240
PF Export Receivables Master Trust 6.436%, due 06/01/15(144A)(b)	543,335	569,501
Power Receivables Finance LLC 6.290%, due 01/01/12(144A)(b)	532,626	544,035
Residential Asset Mortgage Products, Inc.
0.406%, due 10/25/35(a)	659,994	523,026
0.446%, due 03/25/36(a)	374,707	257,650
Residential Asset Securities Corp.
0.686%, due 08/25/35(a)	517,000	392,314
0.476%, due 01/25/36(a)	381,134	286,333
0.496%, due 01/25/36(a)	93,120	82,073
Residential Funding Mortgage Securities I 5.500%, due 11/25/35	861,825	817,033
Sasco Net Interest Margin Trust 0.000%, due 05/27/33(144A)(c)(e)	47,096	15
SBA CMBS Trust 6.904%, due 11/15/36(144A)(b)	494,000	486,590
Structured Asset Mortgage Investments, Inc. 0.556%, due 09/25/45(a)	323,511	188,593
Structured Asset Securities Corp. Series 2007-BC4 0.496%, due 11/25/37(a)	498,766	449,878
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14(144A)(b)	2,098,377	2,077,393
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37(144A)(c)	100,000	35,000
Timberstar Trust
5.668%, due 10/15/36 (144A)(b)	540,000	483,637
7.530%, due 10/15/36 (144A)(b)	1,549,000	1,332,140
WaMu Mortgage Pass Through Certificates
4.500%, due 09/25/18	99,540	97,410
0.640%, due 10/25/44(a)	198,352	133,440
0.476%, due 04/25/45(a)	1,041,444	654,775
0.726%, due 07/25/45(a)	234,128	64,673
Wells Fargo Home Equity Trust - Series 2005-3 0.596%, due 11/25/35(a)	517,139	468,848

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Wells Fargo Mortgage Backed Securities Trust 5.000%, due 11/25/20 - 03/25/21	$1,996,232	$1,911,643

Total Asset-Backed Securities (Cost $39,756,563)		36,208,218

Domestic Bonds & Debt Securities — 55.5%
Aerospace & Defense — 0.9%
Aeroflex, Inc. 11.750%, due 02/15/15	567,000	518,805
BE Aerospace, Inc. 8.500%, due 07/01/18(f)	1,585,000	1,628,587
DigitalGlobe, Inc. 10.500%, due 05/01/14(144A)(b)	530,000	564,450
Esterline Technologies Corp. 7.750%, due 06/15/13	1,267,000	1,260,665
L-3 Communications Corp. 6.125%, due 01/15/14	400,000	405,000

		4,377,507

Airlines — 0.1%
Continental Airlines, Inc., Series 971B 7.461%, due 04/01/13	135,827	127,677
Delta Air Lines, Inc. 7.779%, due 01/02/12	459,016	442,950

		570,627

Auto Components — 1.1%
Allison Transmission, Inc. 11.000%, due 11/01/15(144A)(b)(f)	799,000	787,015
Cooper-Standard Automotive, Inc. 7.000%, due 12/15/12(d)	1,159,000	608,475
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16(f)	235,000	256,150
Lear Corp. 8.750%, due 12/01/16(d)	2,192,000	1,457,680
Tenneco, Inc. 8.625%, due 11/15/14(f)	1,272,000	1,198,860
TRW Automotive, Inc. 7.250%, due 03/15/17(144A)(b)	1,694,000	1,499,190

		5,807,370

Automobiles — 0.0%
Fhu-Jin, Ltd., Series B 4.383%, due 08/10/11(144A)(a)(b)	250,000	245,725

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19(144A)(b)	1,254,000	1,486,346
Argentine Beverages Financial 7.375%, due 03/22/12(144A)(b)	199,200	206,670
Companhia de Bebidas das Americas
8.750%, due 09/15/13	747,000	877,725
10.500%, due 12/15/11(f)	54,000	63,450
Constellation Brands, Inc. 8.375%, due 12/15/14(f)	1,434,000	1,502,115

		4,136,306

Biotechnology — 0.4%
Biogen Idec, Inc. 6.000%, due 03/01/13	1,887,000	2,007,298

Building Products — 0.0%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15(144A)(b)(g)	182,598	112,298

Capital Markets — 0.5%
Janus Capital Group, Inc.
6.500%, due 06/15/12(f)(h)	990,000	984,256
6.950%, due 06/15/17(h)	500,000	476,485
Macquarie Group, Ltd. 7.625%, due 08/13/19(144A)(b)	1,170,000	1,257,145

		2,717,886

Chemicals — 1.1%
Agrium, Inc. 6.750%, due 01/15/19	2,117,000	2,296,810
Basell Finance Co. B.V. 8.100%, due 03/15/27(144A)(b)	382,000	296,050
Cytec Industries, Inc. 8.950%, due 07/01/17	1,060,000	1,173,369
Ineos Group Holdings Plc 7.875%, due 02/15/16(144A)(b)(p)	850,000	612,386
Lyondell Chemical Worldwide, Inc. 9.800%, due 02/01/20(d)	33,000	22,440
Nell AF SARL 8.375%, due 08/15/15(144A)(b)(p)	430,000	110,079
Qtel International Finance, Ltd. 6.500%, due 06/10/14(144A)(b)	1,030,000	1,126,893

		5,638,027

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Commercial & Professional Services — 0.8%
Aleris International, Inc. 9.000%, due 12/15/14(d)	$419,000	$461
C8 Capital SPV, Ltd. 6.640%, due 12/31/49(144A)(a)(b)	780,000	603,203
Intergen N.V. 9.000%, due 06/30/17(144A)(b)	1,686,000	1,745,010
Juniper Generation LLC 6.790%, due 12/31/14(144A)(b)	94,614	86,851
Rural/Metro Corp. 9.875%, due 03/15/15	1,675,000	1,649,875
Sheridan Group, Inc. (The) 10.250%, due 08/15/11	221,000	186,745

		4,272,145

Commercial Banks — 5.8%
American Express Bank FSB S.A. 5.500%, due 04/16/13	550,000	580,942
ATF Bank 9.250%, due 04/12/12(144A)(b)	562,000	556,380
ATF Capital B.V. 9.250%, due 02/21/14(144A)(b)	625,000	593,750
Banco Macro S.A. 10.750%, due 06/07/12	500,000	292,500
BNP Paribas 0.679%, due 04/27/17(a)	1,550,000	1,456,186
CoBank AB 7.875%, due 04/16/18(144A)(b)	385,000	375,415
Export-Import Bank of Korea (The) 8.125%, due 01/21/14	1,690,000	1,937,644
Goldman Sachs Capital II 5.793%, due 12/29/49(a)	5,300,000	3,842,500
Industrial Bank Of Korea 7.125%, due 04/23/14(144A)(b)	720,000	791,680
Kazkommerts International B.V. 8.000%, due 11/03/15(144A)(b)	640,000	512,000
KeyBank N.A. 5.800%, due 07/01/14(f)	1,225,000	1,188,787
Keycorp 6.500%, due 05/14/13(f)	865,000	886,184
Korea Development Bank 5.300%, due 01/17/13	510,000	530,656
Mellon Funding Corp. 5.500%, due 11/15/18	812,000	845,520
Mid-State Trust 7.540%, due 02/15/36	54,773	42,254
PNC Bank N.A. 6.000%, due 12/07/17	665,000	681,097
PNC Financial Services Group, Inc. 8.250%, due 05/29/49(a)	2,749,000	2,620,740
Realkredit Danmark AS 7.000%, due 04/01/32(p)	7,826	1,645
Russian Standard Finance S.A. 7.500%, due 10/07/10(144A)(b)	565,000	538,163
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15(144A)(b)	1,675,000	1,214,375
Sovereign Bank 8.750%, due 05/30/18	930,000	1,073,763
State Street Capital Trust III 8.250%, due 03/15/42(a)	3,070,000	3,007,679
Turanalem Finance B.V. 8.500%, due 02/10/15(144A)(b)	775,000	186,000
USB Capital IX 6.189%, due 04/15/11(a)(f)	750,000	583,125
Wachovia Bank N.A. 6.000%, due 11/15/17	1,215,000	1,276,834
Wachovia Corp. 5.750%, due 06/15/17(f)	1,139,000	1,205,196
Wells Fargo Capital XIII 7.700%, due 03/26/13(a)	3,005,000	2,659,425
Zions Bancorporation 6.000%, due 09/15/15	377,000	298,038

		29,778,478

Communications Equipment — 0.2%
MasTec, Inc. 7.625%, due 02/01/17	1,147,000	1,083,915

Computers & Peripherals — 0.5%
Seagate Technology International 10.000%, due 05/01/14(144A)(b)	564,000	631,680
SunGard Data Systems, Inc.
10.250%, due 08/15/15(f)	802,000	822,050
10.625%, due 05/15/15 (144A)(b)	805,000	857,325

		2,311,055

Construction & Engineering — 0.2%
Dycom Industries, Inc. 8.125%, due 10/15/15	1,037,000	948,855
Esco Corp. 4.174%, due 12/15/13(144A)(a)(b)	325,000	294,125

		1,242,980

Construction Materials — 0.3%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49(144A)(a)(b)	1,128,000	892,806
Holcim US Finance Sarl & Cie SC 6.000%, due 12/30/19(144A)(b)	225,000	228,171
U.S. Concrete, Inc. 8.375%, due 04/01/14	920,000	602,600

		1,723,577

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Consumer Finance — 0.4%
Capital One Financial Corp. 7.375%, due 05/23/14(f)	$375,000	$418,920
Ford Motor Credit Co. LLC 5.700%, due 01/15/10	987,000	986,785
SLM Corp. 4.000%, due 07/25/14(a)	989,000	679,126

		2,084,831

Containers & Packaging — 0.5%
AEP Industries, Inc. 7.875%, due 03/15/13	452,000	436,180
Consol Glass, Ltd. 7.625%, due 04/15/14(144A)(b)(p)	600,000	789,939
Graphic Packaging International, Inc. 9.500%, due 08/15/13(f)	1,157,000	1,197,495

		2,423,614

Distributors — 0.3%
ACE Hardware Corp. 9.125%, due 06/01/16(144A)(b)	400,000	420,000
NSG Holdings LLC 7.750%, due 12/15/25(144A)(b)	1,165,000	1,048,500

		1,468,500

Diversified Financial Services — 4.9%
American Honda Finance Corp. 6.700%, due 10/01/13(144A)(b)(f)	1,995,000	2,175,240
Digicel, Ltd. 9.250%, due 09/01/12(144A)(b)	1,501,000	1,531,020
Glencore Funding LLC 6.000%, due 04/15/14(144A)(b)	2,874,000	2,759,353
Green Valley, Ltd. 4.629%, due 01/10/11(144A)(a)(b)(p)	250,000	350,901
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14	1,224,000	1,236,240
International Lease Finance Corp.
6.375%, due 03/25/13(f)	864,000	693,399
6.625%, due 11/15/13(f)	278,000	220,617
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49(a)	3,793,000	3,653,027
Leucadia National Corp. 7.125%, due 03/15/17(f)	590,000	569,350
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13	1,097,000	1,138,366
Morgan Stanley 6.625%, due 04/01/18	2,054,000	2,175,480
NCO Group, Inc. 5.315%, due 11/15/13(a)	2,314,000	1,723,930
Prudential Financial, Inc.
5.150%, due 01/15/13	1,300,000	1,339,355
6.200%, due 01/15/15	215,000	227,718
8.875%, due 06/15/38(a)(f)	915,000	910,425
TNK-BP Finance S.A.
7.500%, due 07/18/16 (144A)(b)	1,090,000	1,065,475
6.625%, due 03/20/17 (144A)(b)(f)	375,000	346,425
7.875%, due 03/13/18 (144A)(b)	350,000	343,455
Tyco International Finance S.A. 8.500%, due 01/15/19	677,000	826,606
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications 9.125%, due 04/30/18(144A)(b)	1,720,000	1,808,150

		25,094,532

Diversified Telecommunication Services — 3.1%
Anixter, Inc. 5.950%, due 03/01/15	1,372,000	1,219,365
COLO.COM, Inc. 13.875%, due 03/15/10(144A)(c)(d)(i)	181,449	0
Embarq Corp. 7.082%, due 06/01/16	972,000	1,057,544
Frontier Communications Corp.
8.250%, due 05/01/14	782,000	809,370
8.125%, due 10/01/18	550,000	556,187
Global Crossing, Ltd. 12.000%, due 09/15/15(144A)(b)	1,185,000	1,250,175
Intelsat (Bermuda), Ltd. 11.500%, due 02/04/17(144A)(b)(g)	1,859,375	1,738,516
Intelsat Jackson Holdings, Ltd. 11.500%, due 06/15/16	560,000	599,200
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13	301,000	306,268
Mystic Re. II Ltd. 2007 10.361%, due 06/07/11(144A)(a)(b)	400,000	402,453
Mystic Re. II Ltd. 2009 12.361%, due 03/20/12(144A)(a)(b)	250,000	261,325

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

NII Capital Corp. 10.000%, due 08/15/16(144A)(b)	$540,000	$564,300
Nordic Telephone Co. Holdings 6.399%, due 05/01/16(144A)(a)(b)(p)	930,000	1,360,451
PAETEC Holding Corp.
9.500%, due 07/15/15(f)	1,632,000	1,489,200
8.875%, due 06/30/17 (144A)(b)	500,000	480,000
Pegasus Communications Corp. 9.750%, due 12/01/06(d)(i)	8,696	0
Qwest Corp. 8.875%, due 03/15/12	475,000	502,312
True Move Co., Ltd.
10.750%, due 12/16/13 (144A)(b)	1,525,000	1,471,625
10.375%, due 08/01/14 (144A)(b)	385,000	361,900
Windstream Corp. 8.625%, due 08/01/16	1,560,000	1,602,900

		16,033,091

Education — 0.4%
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, due 05/01/19	950,000	1,002,697
President & Fellows of Harvard College 3.700%, due 04/01/13	807,000	833,888

		1,836,585

Electric Utilities — 1.8%
CenterPoint Energy Houston Electric LLC 7.000%, due 03/01/14	557,000	633,614
Duke Energy Corp. 6.300%, due 02/01/14	500,000	553,666
FPL Energy American Wind LLC 6.639%, due 06/20/23(144A)(b)	479,920	472,490
FPL Energy Wind Funding LLC 6.876%, due 06/27/17(144A)(b)	568,675	541,663
Israel Electric Corp., Ltd.
7.250%, due 01/15/19 (144A)(b)(f)	845,000	902,228
9.375%, due 01/28/20 (144A)(b)	410,000	510,392
New York State Electric & Gas Corp. 6.150%, due 12/15/17(144A)(b)	950,000	956,940
Panoche Energy Center LLC 6.885%, due 07/31/29(144A)(b)	900,000	856,136
Public Service Co. of New Mexico 7.950%, due 05/15/18	425,000	429,312
Tenaska Alabama Partners LP 7.000%, due 06/30/21(144A)(b)	712,659	650,601
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15	1,447,000	1,049,075
West Penn Power Co. 5.950%, due 12/15/17(144A)(b)	1,197,000	1,269,779
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15(144A)(b)	515,000	454,092

		9,279,988

Electrical Equipment — 0.7%
Baldor Electric Co. 8.625%, due 02/15/17(f)	1,984,000	2,023,680
Belden, Inc. 7.000%, due 03/15/17	1,465,000	1,400,906
Legrand S.A. 8.500%, due 02/15/25	20,000	18,742

		3,443,328

Electronic Equipment, Instruments & Components — 0.1%
Agilent Technologies, Inc. 5.500%, due 09/14/15	500,000	514,966

Energy Equipment & Services — 1.4%
Complete Production Services, Inc. 8.000%, due 12/15/16	1,375,000	1,258,125
Oceanografia S.A. de C.V. 11.250%, due 07/15/15(144A)(b)	1,456,000	786,240
Plains All American Pipeline 6.125%, due 01/15/17	1,467,000	1,524,891
Sevan Marine ASA
7.380%, due 10/24/12 (144A)(a)(b)(r)	1,500,000	228,401
4.430%, due 05/14/13 (144A)(a)(b)	600,000	504,000
Spectra Energy Capital LLC 6.200%, due 04/15/18	1,109,000	1,182,074
Weatherford International, Ltd. 9.625%, due 03/01/19(f)	1,209,000	1,515,941

		6,999,672

Food Products — 0.7%
Arantes International, Ltd. 10.250%, due 06/19/13(144A)(b)(d)	685,000	46,238
Bertin, Ltd. 10.250%, due 10/05/16(144A)(b)	200,000	201,500
Cargill, Inc. 5.200%, due 01/22/13(144A)(b)	1,200,000	1,259,264
Independencia International, Ltd. 9.875%, due 05/15/15(144A)(b)(d)	530,000	95,400

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Industrias Metalurgicas Pescarmona S.A. 11.250%, due 10/22/14(144A)(b)	$897,000	$668,265
Minerva Overseas, Ltd. 9.500%, due 02/01/17(144A)(b)	575,000	491,625
Phibro Animal Health Corp. 10.000%, due 08/01/13(144A)(b)	687,000	656,085

		3,418,377

Gas Utilities — 0.9%
Korea Gas Corp. 6.000%, due 07/15/14(144A)(b)	380,000	401,388
NGPL PipeCo LLC 6.514%, due 12/15/12(144A)(b)	1,284,000	1,409,703
Questar Pipeline Co. 5.830%, due 02/01/18	1,441,000	1,527,891
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17(144A)(b)	1,274,000	1,102,010

		4,440,992

Health Care Equipment & Supplies — 0.4%
Biomet, Inc. 10.375%, due 10/15/17(g)	1,734,000	1,851,045

Health Care Providers & Services — 1.0%
DASA Finance Corp. 8.750%, due 05/29/18(144A)(b)	400,000	426,000
HCA, Inc.
7.190%, due 11/15/15	10,000	9,287
8.360%, due 04/15/24	50,000	40,937
7.690%, due 06/15/25	50,000	40,853
9.125%, due 11/15/14	495,000	512,325
9.625%, due 11/15/16(g)	1,960,657	2,043,985
8.500%, due 04/15/19 (144A)(b)	417,000	437,850
7.875%, due 02/15/20 (144A)(b)	500,000	503,125
UnitedHealth Group, Inc. 4.875%, due 02/15/13	1,050,000	1,092,184

		5,106,546

Homebuilders — 0.4%
Beazer Homes USA, Inc. 8.625%, due 05/15/11	85,000	80,325
Meritage Homes Corp. 6.250%, due 03/15/15	1,593,000	1,489,455
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due 04/19/16(144A)(b)	545,000	542,275

		2,112,055

Hotels, Restaurants & Leisure — 1.7%
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15(144A)(b)(p)	1,682,000	2,239,068
FireKeepers Development Authority 13.875%, due 05/01/15(144A)(b)	570,000	608,475
Lottomatica SpA 8.250%, due 03/31/66(144A)(a)(b)(p)	1,957,000	2,762,600
Mashantucket Pequot Tribe 8.500%, due 11/15/15(144A)(b)	1,670,000	613,725
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14(144A)(b)(p)	620,000	779,992
Scientific Games Corp.
6.250%, due 12/15/12	890,000	867,750
7.875%, due 06/15/16 (144A)(b)(f)	435,000	431,737
Scientific Games International, Inc. 9.250%, due 06/15/19(144A)(b)	480,000	501,600
Station Casinos, Inc. 6.625%, due 03/15/18(d)	695,000	27,800

		8,832,747

Household Durables — 0.3%
Whirlpool Corp. 5.500%, due 03/01/13(f)	1,422,000	1,443,122

Household Products — 0.6%
Central Garden and Pet Co. 9.125%, due 02/01/13	867,000	881,089
Yankee Acquisition Corp.
8.500%, due 02/15/15	502,000	474,390
9.750%, due 02/15/17(f)	1,684,000	1,553,490

		2,908,969

Independent Power Producers & Energy Traders — 0.2%
Ormat Funding Corp. 8.250%, due 12/30/20	1,190,647	1,041,816

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Industrial - Diversified — 0.0%
LyondellBasell Industries AF SCA 8.375%, due 08/15/15(144A)(b)(d)	$145,000	$23,200

Industrial Conglomerates — 0.2%
Tyco Electronics Group S.A. 6.550%, due 10/01/17	1,135,000	1,189,985

Insurance — 2.8%
American General Finance Corp. 6.900%, due 12/15/17	1,522,000	1,065,954
Atlas Reinsurance Plc 11.358%, due 01/10/11(144A)(a)(b)(p)	250,000	351,084
Blue Fin, Ltd. 4.948%, due 04/10/12(144A)(a)(b)	250,000	219,862
Caelus Re, Ltd. 6.611%, due 06/07/11(144A)(a)(b)	250,000	238,595
Conseco, Inc. 9.500%, due 10/15/06(144A)(c)(i)	40,000	0
DB Master Finance LLC 8.285%, due 06/20/31(144A)(b)	1,751,000	1,436,991
GlobeCat, Ltd. 9.845%, due 01/02/13(144A)(a)(b)	550,000	470,415
Hanover Insurance Group, Inc. 7.625%, due 10/15/25	2,016,000	1,743,840
HUB International Holdings, Inc. 10.250%, due 06/15/15(144A)(b)	167,000	156,354
Kingsway America, Inc. 7.500%, due 02/01/14	1,221,000	1,031,745
Liberty Mutual Group, Inc.
7.300%, due 06/15/14 (144A)(b)	394,000	384,884
7.000%, due 03/15/37 (144A)(a)(b)	2,032,000	1,487,534
10.750%, due 06/15/58 (144A)(a)(b)	818,000	789,370
Lincoln National Corp. 8.750%, due 07/01/19	730,000	845,723
MBIA Insurance Corp. 14.000%, due 01/15/33(144A)(a)(b)(f)	1,272,000	578,760
Muteki, Ltd. 4.840%, due 05/24/11(144A)(a)(b)	460,000	440,565
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17	2,214,000	2,129,731
Residential Reinsurance 2007, Ltd. 10.611%, due 06/07/10(144A)(a)(b)	375,000	383,604
Residential Reinsurance 2008, Ltd. 7.111%, due 06/06/11(144A)(a)(b)	300,000	288,375
USI Holdings Corp. 4.315%, due 11/15/14(144A)(a)(b)	467,000	390,529
Willow Re, Ltd. 8.369%, due 06/16/10(144A)(b)(d)	250,000	168,125

		14,602,040

Internet & Catalog Retail — 0.7%
Expedia, Inc. 8.500%, due 07/01/16(144A)(b)	1,165,000	1,234,900
Ticketmaster Entertainment, Inc. 10.750%, due 08/01/16	2,192,000	2,257,760

		3,492,660

Internet Software & Services — 0.3%
Terremark Worldwide, Inc. 12.000%, due 06/15/17(144A)(b)	1,380,000	1,511,100

Machinery — 1.3%
American Railcar Industries, Inc. 7.500%, due 03/01/14	1,679,000	1,569,865
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13	557,000	334,200
Cummins, Inc. 6.750%, due 02/15/27	393,000	348,112
Gardner Denver, Inc. 8.000%, due 05/01/13	500,000	482,500
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15	1,801,000	1,470,066
Mueller Water Products, Inc. 7.375%, due 06/01/17	1,471,000	1,288,964
Titan International, Inc. 8.000%, due 01/15/12	753,000	732,292
Volvo Treasury AB 5.950%, due 04/01/15(144A)(b)	200,000	200,044

		6,426,043

Manufacturing — 0.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	910,000	1,076,293
Park - Ohio Industries, Inc. 8.375%, due 11/15/14	662,000	513,050

		1,589,343

Marine — 0.2%
CMA CGM S.A. 7.250%, due 02/01/13(144A)(b)	395,000	193,786
Kiowa Power Partners LLC 5.737%, due 03/30/21(144A)(b)	900,000	844,318

		1,038,104

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Media — 0.9%
CanWest Media, Inc. 8.000%, due 09/15/12	$879	$695
Grupo Televisa S.A. 6.000%, due 05/15/18	1,080,000	1,090,432
Kabel Deutschland GmbH 10.625%, due 07/01/14	1,167,000	1,234,103
Lamar Media Corp. 7.250%, due 01/01/13(f)	80,000	79,100
News America, Inc. 5.650%, due 08/15/20(144A)(b)	200,000	203,155
Time Warner Cable, Inc.
8.750%, due 02/14/19	198,000	244,331
8.250%, due 04/01/19	313,000	378,970
Univision Acquisition, Inc. 9.750%, due 03/15/15(144A)(b)(g)	1,954,492	1,514,731

		4,745,517

Metals & Mining — 3.6%
Algoma Acquisition Corp. 9.875%, due 06/15/15(144A)(b)	1,415,000	1,195,675
Allegheny Technologies, Inc. 9.375%, due 06/01/19	1,295,000	1,468,553
ALROSA Finance S.A. 8.875%, due 11/17/14(144A)(b)	770,000	750,750
Anglo American Capital Plc 9.375%, due 04/08/14(144A)(b)	845,000	985,348
ArcelorMittal 6.125%, due 06/01/18(f)	1,500,000	1,480,182
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11(144A)(b)(d)	992,000	163,680
CII Carbon LLC 11.125%, due 11/15/15(144A)(b)	1,115,000	1,075,975
Commercial Metals Co. 7.350%, due 08/15/18	505,000	534,035
Evraz Group S.A.
8.875%, due 04/24/13 (144A)(b)	775,000	744,000
9.500%, due 04/24/18 (144A)(b)	500,000	480,625
FMG Finance Property, Ltd. 10.625%, due 09/01/16(144A)(b)	255,000	283,688
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	270,000	287,613
4.995%, due 04/01/15(a)(f)	1,304,000	1,308,277
Noranda Aluminium Acquisition Corp. 5.413%, due 05/15/15(a)(g)	428,404	304,167
Novelis, Inc. 7.250%, due 02/15/15(g)	494,000	429,780
POSCO 8.750%, due 03/26/14(144A)(b)	1,400,000	1,627,329
Rio Tinto Finance USA, Ltd. 8.950%, due 05/01/14	1,189,000	1,404,587
Teck Resources, Ltd. 10.250%, due 05/15/16	1,330,000	1,509,550
Vedanta Resources Plc 9.500%, due 07/18/18(144A)(b)	2,365,000	2,341,350

		18,375,164

Office Electronics — 0.1%
Xerox Corp. 7.125%, due 06/15/10	245,000	252,318

Oil, Gas & Consumable Fuels — 5.1%
Buckeye Partners L.P. 6.050%, due 01/15/18	505,000	528,860
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18	717,000	765,767
Chesapeake Energy Corp. 9.500%, due 02/15/15(f)	275,000	290,813
Copano Energy LLC 8.125%, due 03/01/16	1,020,000	999,600
DCP Midstream LLC 9.750%, due 03/15/19(144A)(b)	1,267,000	1,518,344
DDI Holdings A.S. 9.300%, due 01/19/12 - 04/26/12(b)	1,441,711	1,356,523
Denbury Resources, Inc. 9.750%, due 03/01/16	213,000	227,378
Ecopetrol S.A. 7.625%, due 07/23/19(144A)(c)	400,000	437,692
Enterprise Products Operating LLP 8.375%, due 08/01/66(a)(f)	1,059,000	991,414
Gaz Capital S.A. 8.146%, due 04/11/18(144A)(b)	190,000	201,647
Harvest Operations Corp. 7.875%, due 10/15/11	604,000	585,880
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15(144A)(b)	1,525,000	1,448,750
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18(f)	1,559,000	1,633,584
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 8.750%, due 04/15/18	750,000	750,000
Massey Energy Co. 6.875%, due 12/15/13	2,414,000	2,341,580
Nakilat, Inc.
6.067%, due 12/31/33 (144A)(b)	520,000	475,616
6.267%, due 12/31/33 (144A)(b)	1,370,000	1,250,322

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Petrohawk Energy Corp.
9.125%, due 07/15/13	$589,000	$608,143
10.500%, due 08/01/14 (144A)(b)	435,000	469,800
Plains Exploration & Production Co. 8.625%, due 10/15/19	1,025,000	1,042,937
Quicksilver Resources, Inc. 7.125%, due 04/01/16(f)	1,017,000	887,332
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14(144A)(b)	760,000	810,633
SandRidge Energy, Inc.
4.222%, due 04/01/14(a)	700,000	624,451
8.625%, due 04/01/15(g)	1,444,000	1,440,390
8.000%, due 06/01/18 (144A)(b)	602,000	582,435
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05(d)(i)	60,000	0
Southern Union Co. 7.200%, due 11/01/66(a)	2,237,000	1,772,822
Stone Energy Corp. 8.250%, due 12/15/11(f)	80,000	75,600
TransCanada PipeLines, Ltd. 7.125%, due 01/15/19	557,000	658,308
Valero Energy Corp. 9.375%, due 03/15/19(f)	1,230,000	1,435,613
XTO Energy, Inc. 6.250%, due 04/15/13(f)	30,000	32,671

		26,244,905

Paper & Forest Products — 0.9%
Ceva Group Plc
3.100%, due 11/04/13	129,782	109,017
10.000%, due 09/01/14 (144A)(b)	775,000	693,625
12.000%, due 09/01/14(p)	285,000	377,306
8.500%, due 12/01/14 (144A)(b)(p)	469,000	528,279
Graham Packaging Co., Inc. 8.500%, due 10/15/12	2,078,000	2,109,170
Louisiana-Pacific Corp. 8.875%, due 08/15/10	10,000	10,250
Sino-Forest Corp. 10.250%, due 07/28/14(144A)(c)	750,000	795,000

		4,622,647

Pharmaceuticals — 0.3%
Talecris Biotherapeutics Holdings Corp. 4.233%, due 12/06/13	1,586,522	1,561,399

Real Estate Investment Trusts (REITs) — 1.8%
Dexus Property Group 7.125%, due 10/15/14(144A)(b)	2,325,000	2,315,281
Health Care REIT, Inc. 6.200%, due 06/01/16(f)	535,000	500,521
Hospitality Properties Trust 7.875%, due 08/15/14	2,400,000	2,407,013
Mack-Cali Realty LP 5.125%, due 01/15/15	1,025,000	943,067
Trustreet Properties, Inc. 7.500%, due 04/01/15	1,622,000	1,731,696
Ventas Realty LP/Ventas Capital Corp.
7.125%, due 06/01/15	390,000	389,025
6.500%, due 06/01/16	375,000	365,625
6.750%, due 04/01/17	250,000	246,250
Voto-Votorantim Overseas Trading Operations NV 6.625%, due 09/25/19(144A)(b)	500,000	500,625

		9,399,103

Real Estate Management & Development — 1.0%
Alto Palermo S.A. 11.000%, due 06/11/12(144A)(b)	161,518	93,276
Capital One Bank USA N.A. 8.800%, due 07/15/19(f)	1,510,000	1,748,455
Forest City Enterprises, Inc. 7.625%, due 06/01/15(f)	1,811,000	1,475,965
WEA Finance LLC
7.500%, due 06/02/14 (144A)(b)	315,000	340,588
7.125%, due 04/15/18 (144A)(b)	1,651,000	1,723,839

		5,382,123

Road & Rail — 0.8%
Burlington Northern Santa Fe Corp. 5.750%, due 03/15/18(f)	744,000	809,533
Kansas City Southern de Mexico S.A. de C.V.
7.625%, due 12/01/13	605,000	589,875
7.375%, due 06/01/14	1,000,000	975,000
Kansas City Southern Railway 8.000%, due 06/01/15	1,175,000	1,204,375
Union Pacific Corp. 7.875%, due 01/15/19(f)	368,000	457,044

		4,035,827

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Semiconductors & Semiconductor Equipment — 0.0%
KLA-Tencor Corp. 6.900%, due 05/01/18	$154,000	$161,231

Software — 0.4%
First Data Corp. 9.875%, due 09/24/15(f)	2,013,000	1,869,574

Specialty Retail — 0.5%
Brown Shoe Co., Inc. 8.750%, due 05/01/12	649,000	640,888
Edcon Proprietary, Ltd. 4.023%, due 06/15/14(144A)(a)(b)(p)	760,000	811,589
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16	419,000	423,190
Sally Holdings LLC/ Sally Capital, Inc.
9.250%, due 11/15/14	405,000	421,200
10.500%, due 11/15/16(f)	500,000	523,750

		2,820,617

Textiles, Apparel & Luxury Goods — 0.0%
INVISTA, Inc. 9.250%, due 05/01/12(144A)(b)	145,000	145,725

Tobacco — 0.5%
Alliance One International, Inc.
10.000%, due 07/15/16 (144A)(b)(f)	2,215,000	2,298,063
10.000%, due 07/15/16 (144A)(b)	250,000	259,375

		2,557,438

Trading Companies & Distributors — 0.4%
GATX Corp. 6.000%, due 02/15/18	1,896,000	1,813,359

Transportation — 0.1%
Stena A.B. 6.125%, due 02/01/17(144A)(b)(p)	580,000	750,881

Utilities — 0.4%
Coso Geothermal Power Holdings 7.000%, due 07/15/26(144A)(b)	1,953,462	1,709,279
PNM Resources, Inc. 9.250%, due 05/15/15	527,000	534,905

		2,244,184

Wireless Telecommunication Services — 0.4%
MetroPCS Wireless, Inc. 9.250%, due 11/01/14	815,000	837,413
Telesat Canada/Telesat LLC 12.500%, due 11/01/17	1,220,000	1,305,400

		2,142,813

Total Domestic Bonds & Debt Securities (Cost $274,303,137)		285,357,270

U. S. Government & Agency Obligations — 16.7%
Federal Home Loan Mortgage Corp.
7.407%, due 01/15/17(a)(j)	84,450	4,210
4.500%, due 04/01/20-04/01/22	5,275,071	5,491,438
0.000%, due 06/15/30(k)	19,175	16,910
6.000%, due 12/01/31(j)	176,543	33,658
5.500%, due 03/15/32(j)	151,768	16,651
7.757%, due 03/15/32 (a)(j)	100,849	13,207
5.000%, due 12/01/21-04/01/39	5,706,214	5,923,044
6.000%, due 06/01/17-06/01/35	358,801	381,186
5.500%, due 10/01/16	16,310	17,453
STRIPS 0.000%, 06/01/31(k)	21,739	19,179
Federal National Mortgage Assoc.
5.000%, due 03/25/17(j)	189,852	11,108
7.454%, due 03/25/18(a)(j)	227,138	23,455
4.500%, due 11/01/18-07/01/35	3,107,888	3,217,172
5.500%, due 03/01/18-05/01/34	777,736	825,139

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

5.000%, due 02/01/20-06/01/35	$8,560,854	$9,004,455
0.000%, due 09/17/29(k)	10,572	8,258
7.500%, due 01/01/30-01/25/42	290,069	320,022
7.000%, due 09/01/29-12/25/41	3,722	4,082
6.000%, due 01/01/32-04/25/33(j)	215,615	38,041
6.854%, due 01/25/32(a)(j)	292,052	17,532
7.854%, due 03/25/32(a)(j)	99,638	14,462
7.754%, due 09/25/32-10/25/32(a)(j)	89,015	12,005
6.754%, due 02/25/33(a)(j)	548,751	48,738
7.500%, due 01/19/39(a)	21,294	23,744
4.000%, due 07/01/18	887,144	924,666
6.500%, due 07/01/31-10/01/37	1,393,518	1,492,050
6.000%, due 12/01/31-07/01/38	6,530,911	6,900,875
STRIPS 5.500%, 05/15/13(j)	293,890	50,967
Government National Mortgage Assoc.
5.000%, due 10/15/18-04/15/35	333,857	350,524
5.500%, due 08/15/19-11/15/35	4,520,537	4,778,030
6.000%, due 05/15/17-08/15/34	476,782	509,301
6.500%, due 03/15/29-11/15/32	31,966	34,473
4.500%, due 09/15/33-10/15/35	4,823,574	4,923,535
7.000%, due 05/15/23-03/15/31	6,326	6,967
U.S. Treasury Bond
6.250%, due 08/15/23(f)	87,000	109,076
5.000%, due 05/15/37(f)	289,000	335,014
4.500%, due 05/15/38(f)	4,704,000	5,063,419
4.250%, due 05/15/39(f)	1,500,000	1,552,266
U.S. Treasury Inflation Index Note 2.500%, due 07/15/16(f)	3,732,435	4,005,369
U.S. Treasury Note
4.250%, due 08/15/13(f)	1,100,000	1,199,774
3.250%, due 05/31/16(f)	8,650,000	8,864,226
3.875%, due 05/15/18	100,000	104,836
2.750%, due 02/15/19(f)	2,750,000	2,625,178
3.125%, due 05/15/19(f)	9,000,000	8,858,673
4.375%, due 02/15/38(f)	1,727,000	1,819,828
U.S. Treasury STRIPS
0.000%, due 05/15/13(e)	1,000,000	938,096
4.510%, due 11/15/12(e)	5,000,000	4,777,882

Total U.S. Government & Agency Obligations (Cost $82,781,512)		85,710,174

Foreign Bonds & Debt Securities — 5.3%
Australia — 0.0%
Queensland Treasury Corp. 6.000%, due 08/14/13	138,000	124,145

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social 8.000%, due 04/28/10(p)	910,000,000	707,104

Canada — 0.9%
Canadian Government Bond
5.500%, due 06/01/10(o)	330,000	318,208
4.250%, due 06/01/18(o)	1,485,000	1,503,388
Province of Ontario 5.500%, due 04/23/13(n)	3,356,000	2,856,553

		4,678,149

Colombia — 0.1%
Republic of Colombia 9.750%, due 04/09/11	568,366	610,993

France — 1.2%
France Government Bond OAT 3.750%, due 04/25/17(p)	3,937,000	5,998,250

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Japan — 0.7%
Japanese Government CPI Linked Bond 1.100%, due 12/10/16(q)	$352,793,000	$3,681,530

Mexico — 0.0%
United Mexican States 7.500%, due 01/14/12	84,000	93,660

Netherlands — 0.0%
Kingdom of the Netherlands 5.000%, due 07/15/12(p)	130,000	206,697

Norway — 1.0%
Government of Norway
6.000%, due 05/16/11(r)	10,343,000	1,880,898
5.000%, due 05/15/15(r)	7,150,000	1,316,018
4.250%, due 05/19/17(r)	9,440,000	1,662,814

		4,859,730

Peru — 0.1%
Republic of Peru 7.125%, due 03/30/19	433,000	499,033

Russia — 0.3%
Russian Federation
8.250%, due 03/31/10 (144A)(b)	13,336	13,730
7.500%, due 03/31/30 (144A)(b)	1,125,650	1,232,587

		1,246,317

Sweden — 0.9%
Kingdom of Sweden
5.250%, due 03/15/11(s)	16,545,000	2,521,845
5.500%, due 10/08/12(s)	14,715,000	2,318,449

		4,840,294

Total Foreign Bonds & Debt Securities (Cost $23,793,857)		27,545,902

Convertible Bonds — 5.1%
Capital Markets — 0.3%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38	1,679,000	1,584,556

Commercial Banks — 0.1%
National City Corp. 4.000%, due 02/01/11	549,000	555,863

Diversified Telecommunication Services — 0.4%
Qwest Communications International, Inc. 3.500%, due 11/15/25	808,000	819,110
GCI, Inc. 7.250%, due 02/15/14	1,090,000	1,032,775

		1,851,885

Electrical Equipment — 0.4%
General Cable Corp. 1.000%, due 10/15/12	2,097,000	1,803,420

Electronic Equipment, Instruments & Components — 0.5%
Anixter International, Inc. 1.000%, due 02/15/13	1,410,000	1,270,763
L-1 Identity Solutions, Inc. 3.750%, due 05/15/27	1,619,000	1,430,791

		2,701,554

Energy Equipment & Services — 0.5%
Transocean, Ltd.
1.625%, due 12/15/37	607,000	607,000
Series B 1.500%, 12/15/37	2,276,000	2,207,720

		2,814,720

Health Care Equipment & Supplies — 0.2%
Hologic, Inc. 2.000%/0.000%, due 12/15/37(l)	1,000,000	822,500

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Health Care Providers & Services — 0.3%
Omnicare, Inc. 3.250%, due 12/15/35	$1,906,000	$1,472,385

Hotels, Restaurants & Leisure — 0.1%
Scientific Games Corp. 0.750%/0.000%, due 12/01/24(l)	497,000	489,545

Machinery — 0.0%
Greenbrier Co., Inc. (The) 2.375%, due 05/15/26	132,000	89,595

Marine — 0.3%
Horizon Lines, Inc. 4.250%, due 08/15/12	1,949,000	1,547,019

Oil, Gas & Consumable Fuels — 0.7%
Chesapeake Energy Corp. 2.500%, due 05/15/37	990,000	909,562
Massey Energy Co. 3.250%, due 08/01/15	3,264,000	2,611,200

		3,520,762

Paper & Forest Products — 0.1%
Sino-Forest Corp. 5.000%, due 08/01/13(144A)(b)	500,000	540,625

Pharmaceuticals — 0.2%
Mylan, Inc. 1.250%, due 03/15/12(f)	914,000	899,147

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp. 3.250%, due 08/01/39(144A)(b)	965,000	1,036,169

Trading Companies & Distributors — 0.3%
WESCO International, Inc. 6.000%, due 09/15/29(f)	1,333,000	1,712,905

Wireless Telecommunication Services — 0.5%
NII Holdings, Inc. 3.125%, due 06/15/12	3,083,000	2,709,186

Total Convertible Bonds (Cost $21,237,154)		26,151,836

Loan Participation — 4.0%
Accuride Corp. 8.000%, due 01/31/12(a)	750,000	723,049
Aeroflex 3.500%, due 08/15/14(a)	865,920	800,976
Algoma Steel, Inc. 8.000%, due 06/20/14(a)	1,182,432	1,133,657
Alliant Holdings I Inc. 3.598%, due 08/21/14(a)	245,000	230,606
AmWINS Group, Inc. 3.160%, due 06/11/13(a)	636,112	488,216
Calpine Corp. 3.475%, due 03/31/14(a)	1,251,665	1,149,604
Centennial Cellular Operating 2.598%, due 02/09/11(a)	290,486	288,368
Ceva Group Plc 3.310%, due 11/04/13(a)	387,310	325,340
Charter Communications 9.250%, due 03/06/14(a)	275,800	279,594
Flextronics International, Ltd.
6.500%, due 05/15/13	272,000	266,560
2.759%, due 10/01/14(a)	295,312	265,855
3.458%, due 10/01/14(a)	1,027,687	925,176
Freescale Semiconductor, Inc. 12.500%, due 12/15/14	334,614	337,402
Fresenius Medical Care AG & Co. 6.750%, due 08/22/14(a)	129,004	130,358
Fresenius Se 6.750%, due 08/20/14(a)	69,496	70,226
Goodyear Tire & Rubber Co. 2.070%, due 04/30/14	750,000	702,304
H3C Holdings, Ltd. 4.794%, due 09/28/12(a)	417,572	392,518
Hudson Products Holdings 8.000%, due 08/24/15	767,250	721,215
Ineos U.S. Finance
7.501%, due 12/16/13(a)	117,685	99,150
8.001%, due 12/14/14(a)	117,673	99,531
Intelsat Jackson Holdings, Ltd. 3.253%, due 02/01/14(a)	450,000	404,579
Jarden Corp. 3.098%, due 01/24/12(a)	378,701	374,914
Kansas City Railway 2.850%, due 04/28/13(a)	160,604	150,968
Knology, Inc. 2.559%, due 04/30/12(a)	809,129	780,303
L 1 Identity Solutions, Inc. 6.750%, due 07/29/13(a)	366,756	370,423
Life Techonolgies Corp. 5.250%, due 06/11/16(a)	348,700	351,603
New World Gaming Partners 3.095%, due 06/28/14 - 07/16/14(a)	1,425,864	1,159,699

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Niagra 7.250%, due 06/29/14(a)	$438,374	$227,225
NRG Energy, Inc.
0.498%, due 02/01/13(a)	51,071	48,508
1.945%, due 02/01/13(a)	94,700	89,947
Scitor Corp. 4.560%, due 09/28/14(a)	298,876	278,702
Stratos Global Corp. 3.098%, due 02/13/12(a)	1,174,242	1,139,015
Sun Healthcare Bank
1.299%, due 04/12/14(a)	120,690	113,223
3.793%, due 04/12/14(a)	574,720	539,162
SunGuard Data Systems, Inc. 6.750%, due 02/28/14(a)	297,000	298,794
Synagro Technologies, Inc. 2.250%, due 04/02/14(a)	245,603	199,552
Talecris Biotherapeutics 6.960%, due 12/06/14(a)	550,000	541,522
Telesat Canada 3.310%, due 10/23/14(a)	1,642,482	1,583,172
Texas Competitive Energy 3.758%, due 10/10/14	1,346,947	1,076,028
URS Corp. 2.998%, due 05/01/13(a)	249,968	248,718
USI Holdings Corp. 3.350%, due 04/30/14(a)	342,125	310,051
Wrigley Jr. Co. 6.500%, due 07/25/14(a)	770,000	784,757

Total Loan Participation (Cost $21,383,148)		20,500,570

Security Description	Shares	Value
Common Stocks — 0.5%
Airlines — 0.0%
Delta Air Lines, Inc.*(f)	2,000	17,920
UAL Corp. (144A)*(c)(f)	542	4,997

		22,917

Building Products — 0.0%
Ainsworth Lumber Co., Ltd.*(b)	54,081	121,564
Owens Corning, Inc.*(f)	2,967	66,609

		188,173

Capital Markets — 0.3%
Legg Mason, Inc.(f)	39,964	1,240,083

Chemicals — 0.2%
Georgia Gulf Corp.*(i)	70,953	860,657
Sterling Chemicals, Inc.*	35	245

		860,902

Commercial & Professional Services — 0.0%
Comdisco Holding Co., Inc.*	83	684
Loewen Group, Inc. (144A)(c)(i)	20,000	2

		686

Diversified Financial Services — 0.0%
Leucadia National Corp.*(f)	26	643

Diversified Telecommunication Services — 0.0%
Cincinnati Bell, Inc.*(f)	35	123
Ionex Communications, Inc. (144A)(c)(i)	175	0

		123

Food Products — 0.0%
Smithfield Foods, Inc.*(f)	2,165	29,877

Insurance — 0.0%
Conseco, Inc.*(f)	5,666	29,803

Media — 0.0%
Knology, Inc.*(f)	99	965

Textiles, Apparel & Luxury Goods — 0.0%
Polymer Group, Inc. - Class A*	136	1,360

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Wireless Telecommunication Services — 0.0%
American Tower Corp. - Class A*(f)	$1,973	$71,817
iPCS, Inc.*	5,531	96,239
USA Mobility, Inc.(f)	4	52

		168,108

Total Common Stocks (Cost $3,046,667)		2,543,640

Preferred Stock — 0.0%
Internet Software & Services — 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23(f) (Cost — $0)	1	0

Convertible Preferred Stocks — 0.6%
Diversified Financial Services — 0.5%
Bank of America Corp. 7.250%	2,785	2,367,222

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10(f)	6,100	628,300
LTV Corp. 8.250% (144A)(c)(d)(i)*	7,000	0

		628,300

Total Convertible Preferred Stocks (Cost $2,776,405)		2,995,522

Warrants — 0.0%
Building Products — 0.0%
Dayton Superior Corp., expires 6/15/09 (144A) *(c)(i)	210	0

Chemicals — 0.0%
Solutia, Inc., expires 7/15/09 (144A) *(c)(i)	18	0

Diversified Telecommunication Services — 0.0%
COLO.COM, Inc., expires 3/15/10 (144A) *(c)(i)	220	0

Foreign Government — 0.0%
Republic of Venezuela, expires 4/15/20 (144A) *(c)	1,700	39,950

Life Sciences Tools & Services — 0.0%
Mediq, Inc., expires 6/1/09 (144A) *(c)(i)	110	0

Media — 0.0%
MDP Acquisitions Plc, expires 10/01/13 (144A) *(b)	42	1,738
Sirius XM Radio, Inc. expires 3/15/10 (144A) *(b)(i)	100	6,451

		8,189

Total Warrants (Cost $41,354)		48,139

Security Description	Shares/Par Amount	Value
Short-Term Investments — 5.8%
Mutual Funds — 2.8%
State Street Navigator Securities Lending Trust Prime Portfolio(m)	14,145,325	14,145,325

Repurchase Agreement — 3.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $15,488,004 on 10/01/09 collateralized by $15,800,000 U.S. Treasury Bill at 0.030% due 11/05/09 with a value of $15,800,000.	$15,488,000	15,488,000

Total Short-Term Investments (Cost $29,633,325)		29,633,325

TOTAL INVESTMENTS — 101.4% (Cost $502,723,336#)		521,175,185

Other Assets and Liabilities (net) — (1.4)%		(7,118,647)

TOTAL NET ASSETS — 100.0%		$514,056,538

Portfolio Footnotes:

*	Non-income producing security.

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $38,906,669 and $20,454,820 respectively, resulting in a net unrealized appreciation of $18,451,849.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2009.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $119,606,913 of net assets.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $1,353,397 of net assets.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.
(f)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $13,859,244 and the collateral received consisted of cash in the amount of $14,145,325. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(i)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(j)	Interest only security.
(k)	Principal only security.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(m)	Represents investment of collateral received from securities lending transactions.
(n)	Par shown in Australian Dollar. Value is shown in USD.
(o)	Par shown in Canadian Dollar. Value is shown in USD.
(p)	Par shown in Euro Currency. Value is shown in USD.
(q)	Par shown in Japanese Yen. Value is shown in USD.
(r)	Par shown in Norwegian Krone. Value is shown in USD.
(s)	Par shown in Swedish Krona. Value is shown in USD.

MBIA - Municipal Bond Insurance Association

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at September 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality	Percent of Portfolio (unaudited)
AAA	25.20%
AA	3.40
A	7.20
BBB	19.30
BB	15.40
B	15.50
CCC	7.30
C	0.10
Other	6.60

Total:	100.00%

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2009	In Exchange for U.S.$	Net Unrealized Depreciation
10/5/2009	Brown Brothers Harriman	5,000,000	EUR	$7,314,237	$7,110,050	$(204,187)
12/8/2009	Brown Brothers Harriman	252,500,000	JPY	2,822,304	2,755,828	(66,476)

						$(270,663)

EUR - Euro Dollar

JPY - Japanese Yen

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$4,480,589	$—	$4,480,589
Asset-Backed Securities	—	36,208,203	15	36,208,218
Domestic Bonds & Debt Securities
Aerospace & Defense	—	4,377,507	—	4,377,507
Airlines	—	570,627	—	570,627
Auto Components	—	5,807,370	—	5,807,370
Automobiles	—	245,725	—	245,725
Beverages	—	4,136,306	—	4,136,306
Biotechnology	—	2,007,298	—	2,007,298
Building Products	—	112,298	—	112,298
Capital Markets	—	2,717,886	—	2,717,886
Chemicals	—	5,638,027	—	5,638,027
Commercial & Professional Services	—	4,272,145	—	4,272,145
Commercial Banks	—	29,778,478	—	29,778,478
Communications Equipment	—	1,083,915	—	1,083,915
Computers & Peripherals	—	2,311,055	—	2,311,055
Construction & Engineering	—	1,242,980	—	1,242,980
Construction Materials	—	1,723,577	—	1,723,577
Consumer Finance	—	2,084,831	—	2,084,831
Containers & Packaging	—	2,423,614	—	2,423,614
Distributors	—	1,468,500	—	1,468,500
Diversified Financial Services	—	25,094,532	—	25,094,532
Diversified Telecommunication Services	261,325	15,771,766	—	16,033,091
Education	—	1,836,585	—	1,836,585
Electric Utilities	—	9,279,988	—	9,279,988
Electrical Equipment	—	3,443,328	—	3,443,328
Electronic Equipment, Instruments & Components	—	514,966	—	514,966
Energy Equipment & Services	—	6,999,672	—	6,999,672
Food Products	—	3,418,377	—	3,418,377
Gas Utilities	—	4,440,992	—	4,440,992
Health Care Equipment & Supplies	—	1,851,045	—	1,851,045
Health Care Providers & Services	—	5,106,546	—	5,106,546
Homebuilders	—	2,112,055	—	2,112,055
Hotels, Restaurants & Leisure	—	8,832,747	—	8,832,747
Household Durables	—	1,443,122	—	1,443,122
Household Products	—	2,908,969	—	2,908,969
Independent Power Producers & Energy Traders	—	1,041,816	—	1,041,816
Industrial - Diversified	—	23,200	—	23,200
Industrial Conglomerates	—	1,189,985	—	1,189,985
Insurance	—	14,602,040	—	14,602,040
Internet & Catalog Retail	—	3,492,660	—	3,492,660
Internet Software & Services	—	1,511,100	—	1,511,100
Machinery	—	6,426,043	—	6,426,043
Manufacturing	—	1,589,343	—	1,589,343
Marine	—	1,038,104	—	1,038,104
Media	—	4,745,517	—	4,745,517
Metals & Mining	—	18,375,164	—	18,375,164
Office Electronics	—	252,318	—	252,318
Oil, Gas & Consumable Fuels	—	26,244,905	—	26,244,905
Paper & Forest Products	—	4,622,647	—	4,622,647
Pharmaceuticals	—	1,561,399	—	1,561,399
Real Estate Investment Trusts (REITs)	—	9,399,103	—	9,399,103
Real Estate Management & Development	—	5,382,123	—	5,382,123

Road & Rail	—	4,035,827	—	4,035,827
Semiconductors & Semiconductor Equipment	—	161,231	—	161,231
Software	—	1,869,574	—	1,869,574
Specialty Retail	—	2,820,617	—	2,820,617
Textiles, Apparel & Luxury Goods	—	145,725	—	145,725
Tobacco	—	2,557,438	—	2,557,438
Trading Companies & Distributors	—	1,813,359	—	1,813,359
Transportation	—	750,881	—	750,881
Utilities	—	2,244,184	—	2,244,184
Wireless Telecommunication Services	—	2,142,813	—	2,142,813

Total Domestic Bonds & Debt Securities	261,325	285,095,945	—	285,357,270

U. S. Government & Agency Obligations	—	85,710,174	—	85,710,174
Foreign Bonds & Debt Securities
Australia	—	124,145	—	124,145
Brazil	—	707,104	—	707,104
Canada	—	4,678,149	—	4,678,149
Colombia	—	610,993	—	610,993
France	—	5,998,250	—	5,998,250
Japan	—	3,681,530	—	3,681,530
Mexico	—	93,660	—	93,660
Netherlands	—	206,697	—	206,697
Norway	—	4,859,730	—	4,859,730
Peru	—	499,033	—	499,033
Russia	—	1,246,317	—	1,246,317
Sweden	—	4,840,294	—	4,840,294

Total Foreign Bonds & Debt Securities	—	27,545,902	—	27,545,902

Convertible Bonds
Capital Markets	—	1,584,556	—	1,584,556
Commercial Banks	—	555,863	—	555,863
Diversified Telecommunication Services	—	1,851,885	—	1,851,885
Electrical Equipment	—	1,803,420	—	1,803,420
Electronic Equipment, Instruments & Components	—	2,701,554	—	2,701,554
Energy Equipment & Services	—	2,814,720	—	2,814,720
Health Care Equipment & Supplies	—	822,500	—	822,500
Health Care Providers & Services	—	1,472,385	—	1,472,385
Hotels, Restaurants & Leisure	—	489,545	—	489,545
Machinery	—	89,595	—	89,595
Marine	—	1,547,019	—	1,547,019
Oil, Gas & Consumable Fuels	—	3,520,762	—	3,520,762
Paper & Forest Products	—	540,625	—	540,625
Pharmaceuticals	—	899,147	—	899,147
Semiconductors & Semiconductor Equipment	—	1,036,169	—	1,036,169
Trading Companies & Distributors	—	1,712,905	—	1,712,905
Wireless Telecommunication Services	—	2,709,186	—	2,709,186

Total Convertible Bonds	—	26,151,836	—	26,151,836

Loan Participation	—	20,500,570	—	20,500,570
Common Stocks
Airlines	22,917	—	—	22,917
Building Products	188,173	—	—	188,173
Capital Markets	1,240,083	—	—	1,240,083
Chemicals	245	—	860,657	860,902
Commercial & Professional Services	684	—	2	686
Diversified Financial Services	643	—	—	643
Diversified Telecommunication Services	123	—	—	123
Food Products	29,877	—	—	29,877
Insurance	29,803	—	—	29,803

Media	965	—	—	965
Textiles, Apparel & Luxury Goods	1,360	—	—	1,360
Wireless Telecommunication Services	168,108	—	—	168,108

Total Common Stocks	1,682,981	—	860,659	2,543,640

Preferred Stock
Internet Software & Services	—	—	—	—
Convertible Preferred Stocks
Diversified Financial Services	2,367,222	—	—	2,367,222
Metals & Mining	628,300	—	—	628,300

Total Convertible Preferred Stocks	2,995,522	—	—	2,995,522

Warrants
Building Products	—	—	—	—
Chemicals	—	—	—	—
Diversified Telecommunication Services	—	—	—	—
Foreign Government	—	39,950	—	39,950
Life Sciences Tools & Services	—	—	—	—
Media	—	1,738	6,451	8,189

Total Warrants	—	41,688	6,451	48,139

Short-Term Investments
Mutual Funds	14,145,325	—	—	14,145,325
Repurchase Agreement	—	15,488,000	—	15,488,000

Total Short-Term Investments	14,145,325	15,488,000	—	29,633,325

TOTAL INVESTMENTS	$19,085,153	$501,222,907	$867,125	$521,175,185

Forward Foreign Currency	$—	$(270,663)	$—	$(270,663)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Realized Gain / (Loss)	Change in Unrealized Depreciation	Net Purchases	Net Sales	Balance as of September 30, 2009
Asset Backed Securities	$15	$3	$6	$—	$(9)	$15
Common Stock
Chemicals	—	—	(328,687)	1,189,344	—	860,657
Commercial & Professional Services	2	—	—	—	—	2
Diversified Financial Services	1,146	(102,311)	101,165	—	—	—
Food Products	878	(514)	(364)	—	—	—
Escrowed Shares	6,902	—	(6,902)	—	—	—
Preferred Stock
Internet Software & Services	1	—	(1)	—	—	—
Warrants
Media	6,451	—	—	—	—	6,451

Total	$15,395	$(102,822)	$(234,783)	$1,189,344	$(9)	$867,125

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.6%
Aerospace & Defense — 2.8%
ITT Corp.	89,985	$4,692,718
Precision Castparts Corp.	93,930	9,568,649
United Technologies Corp.	170,305	10,376,683

		24,638,050

Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	198,640	6,982,196

Beverages — 2.7%
Molson Coors Brewing Co. — Class B	136,330	6,636,545
PepsiCo, Inc.	288,785	16,940,128

		23,576,673

Biotechnology — 3.6%
Amgen, Inc.*	57,990	3,492,738
Celgene Corp.*	146,430	8,185,437
Cephalon, Inc.*(a)	60,085	3,499,350
Gilead Sciences, Inc.*	338,360	15,760,809

		30,938,334

Capital Markets — 7.3%
Charles Schwab Corp. (The)	621,710	11,905,746
Franklin Resources, Inc.	81,430	8,191,858
Goldman Sachs Group, Inc. (The)	14,370	2,649,110
Invesco, Ltd.	407,620	9,277,431
Morgan Stanley	440,925	13,615,764
Northern Trust Corp.	78,955	4,592,023
State Street Corp.	245,790	12,928,554

		63,160,486

Chemicals — 1.7%
Albemarle Corp.	187,780	6,497,188
Praxair, Inc.	104,955	8,573,774

		15,070,962

Commercial & Professional Services — 1.3%
Iron Mountain, Inc.*(a)	269,420	7,182,737
Republic Services, Inc.	160,010	4,251,466

		11,434,203

Communications Equipment — 4.0%
Cisco Systems, Inc.*	871,120	20,506,165
Juniper Networks, Inc.*(a)	153,440	4,145,949
QUALCOMM, Inc.	222,780	10,020,644

		34,672,758

Computers & Peripherals — 5.4%
Apple, Inc.*	139,275	25,817,407
EMC Corp.*	791,405	13,485,541
Hewlett-Packard Co.	163,310	7,709,865

		47,012,813

Containers & Packaging — 0.6%
Crown Holdings, Inc.*	180,740	4,916,128

Diversified Financial Services — 3.4%
IntercontinentalExchange, Inc.*	58,730	5,707,969
JPMorgan Chase & Co.	541,015	23,707,277

		29,415,246

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Electrical Equipment — 1.3%
ABB, Ltd. (ADR)	378,465	$7,584,438
First Solar, Inc.*(a)	26,460	4,044,676

		11,629,114

Electronic Equipment, Instruments & Components — 0.6%
Trimble Navigation, Ltd.*(a)	211,840	5,065,094

Energy Equipment & Services — 3.8%
Cameron International Corp.*	190,670	7,211,139
Transocean, Ltd.*	300,114	25,668,751

		32,879,890

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	428,165	15,302,617
Wal-Mart Stores, Inc.	268,805	13,195,638

		28,498,255

Food Products — 2.5%
General Mills, Inc.	185,580	11,947,640
J.M. Smucker Co. (The)	177,080	9,387,011

		21,334,651

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	200,845	11,450,173
Hologic, Inc.*	206,150	3,368,491
St. Jude Medical, Inc.*	199,390	7,778,204

		22,596,868

Health Care Providers & Services — 1.3%
Express Scripts, Inc.*	150,585	11,682,384

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	334,780	11,141,478
Darden Restaurants, Inc.(a)	199,830	6,820,198
McDonald’s Corp.	183,030	10,445,522
Starbucks Corp.*	294,260	6,076,469

		34,483,667

Household Durables — 0.6%
Newell Rubbermaid, Inc.(a)	339,760	5,330,834

Household Products — 0.8%
Colgate-Palmolive Co.(a)	97,010	7,399,923

Independent Power Producers & Energy Traders — 2.0%
AES Corp.*	1,200,290	17,788,298

Industrial Conglomerates — 1.4%
3M Co.	168,430	12,430,134

Insurance — 2.1%
ACE, Ltd.	233,080	12,460,457
Marsh & McLennan Cos., Inc.	243,560	6,023,239

		18,483,696

Internet Software & Services — 2.3%
eBay, Inc.*	194,810	4,599,464
Google, Inc. — Class A*	30,475	15,111,029

		19,710,493

IT Services — 2.0%
MasterCard, Inc. — Class A(a)	14,460	2,923,089
Visa, Inc. — Class A	149,854	10,356,410

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Western Union Co. (The)	238,060	$4,504,095

		17,783,594

Life Sciences Tools & Services — 0.9%
Covance, Inc.*(a)	70,870	3,837,610
Qiagen N.V.*(a)	201,560	4,289,197

		8,126,807

Machinery — 1.3%
Cummins, Inc.	186,380	8,351,688
Oshkosh Corp.	87,110	2,694,312

		11,046,000

Media — 1.9%
Comcast Corp. — Class A	311,160	5,255,492
DIRECTV Group, Inc. (The)*(a)	188,925	5,210,552
Time Warner, Inc.	219,240	6,309,727

		16,775,771

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	218,680	15,003,635

Multiline Retail — 1.0%
Kohl’s Corp.*	151,460	8,640,793

Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	366,535	25,815,060
Devon Energy Corp.	240,125	16,167,616
Newfield Exploration Co.*	117,590	5,004,631
Southwestern Energy Co.*	259,310	11,067,351
Total S.A. (ADR)	318,655	18,883,495

		76,938,153

Personal Products — 1.1%
Avon Products, Inc.	279,945	9,506,932

Pharmaceuticals — 3.5%
Abbott Laboratories	328,190	16,235,559
Allergan, Inc.	132,795	7,537,444
Teva Pharmaceutical Industries, Ltd. (ADR)	128,415	6,492,663

		30,265,666

Professional Services — 0.7%
FTI Consulting, Inc.*(a)	133,930	5,706,757

Real Estate Investment Trusts (REITs) — 0.8%
Annaly Mortgage Management, Inc.	281,925	5,114,120
Boston Properties, Inc.(a)	21,900	1,435,545

		6,549,665

Road & Rail — 0.9%
CSX Corp.	180,390	7,551,125

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom Corp. — Class A*	363,965	11,170,086
Intel Corp.	653,080	12,780,776
Intersil Corp. — Class A	192,550	2,947,940
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	462,090	5,064,507

		31,963,309

Software — 3.0%
Check Point Software Technologies, Ltd.*	245,730	6,966,446
Microsoft Corp.	396,005	10,252,569
Oracle Corp.	412,145	8,589,102

		25,808,117

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Specialty Retail — 2.8%
Best Buy Co., Inc.(a)	187,960	$7,052,259
Gap, Inc. (The)	302,880	6,481,632
Lowe’s Cos., Inc.	536,705	11,238,603

		24,772,494

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	200,400	6,597,168
NIKE, Inc. — Class B	85,315	5,519,881

		12,117,049

Wireless Telecommunication Services — 0.9%
American Tower Corp. — Class A*	208,870	7,602,868

Total Common Stocks (Cost $780,600,978)		857,289,885

Security Description	Shares/Par Amount	Value
Short-Term Investments — 6.5%
Mutual Funds — 5.0%
State Street Navigator Securities Lending Prime Portfolio(b)	43,097,027	43,097,027

Repurchase Agreement — 1.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $13,424,004 on 10/01/09 collateralized by $13,705,000 U.S Treasury Bill at 0.110% due 03/18/10 with a value of $13,694,036.	$13,424,000	13,424,000

Total Short-Term Investments (Cost $56,521,027)		56,521,027

TOTAL INVESTMENTS — 105.1% (Cost $837,122,005#)		913,810,912

Other Assets and Liabilities (net) — (5.1)%		(44,300,304)

NET ASSETS — 100.0%		$869,510,608

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $88,932,560 and $12,243,653 respectively, resulting in a net unrealized appreciation of $76,688,907.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $42,067,238 and the collateral received consisted of cash in the amount of $43,097,027. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,638,050	$—	$—	$24,638,050
Air Freight & Logistics	6,982,196	—	—	6,982,196
Beverages	23,576,673	—	—	23,576,673
Biotechnology	30,938,334	—	—	30,938,334
Capital Markets	63,160,486	—	—	63,160,486
Chemicals	15,070,962	—	—	15,070,962
Commercial & Professional Services	11,434,203	—	—	11,434,203
Communications Equipment	34,672,758	—	—	34,672,758
Computers & Peripherals	47,012,813	—	—	47,012,813
Containers & Packaging	4,916,128	—	—	4,916,128
Diversified Financial Services	29,415,246	—	—	29,415,246
Electrical Equipment	11,629,114	—	—	11,629,114
Electronic Equipment, Instruments & Components	5,065,094	—	—	5,065,094
Energy Equipment & Services	32,879,890	—	—	32,879,890
Food & Staples Retailing	28,498,255	—	—	28,498,255
Food Products	21,334,651	—	—	21,334,651
Health Care Equipment & Supplies	22,596,868	—	—	22,596,868
Health Care Providers & Services	11,682,384	—	—	11,682,384
Hotels, Restaurants & Leisure	34,483,667	—	—	34,483,667
Household Durables	5,330,834	—	—	5,330,834
Household Products	7,399,923	—	—	7,399,923
Independent Power Producers & Energy Traders	17,788,298	—	—	17,788,298
Industrial Conglomerates	12,430,134	—	—	12,430,134
Insurance	18,483,696	—	—	18,483,696
Internet Software & Services	19,710,493	—	—	19,710,493
IT Services	17,783,594	—	—	17,783,594
Life Sciences Tools & Services	8,126,807	—	—	8,126,807
Machinery	11,046,000	—	—	11,046,000
Media	16,775,771	—	—	16,775,771
Metals & Mining	15,003,635	—	—	15,003,635
Multiline Retail	8,640,793	—	—	8,640,793
Oil, Gas & Consumable Fuels	76,938,153	—	—	76,938,153
Personal Products	9,506,932	—	—	9,506,932
Pharmaceuticals	30,265,666	—	—	30,265,666
Professional Services	5,706,757	—	—	5,706,757
Real Estate Investment Trusts (REITs)	6,549,665	—	—	6,549,665
Road & Rail	7,551,125	—	—	7,551,125
Semiconductors & Semiconductor Equipment	31,963,309	—	—	31,963,309
Software	25,808,117	—	—	25,808,117
Specialty Retail	24,772,494	—	—	24,772,494
Textiles, Apparel & Luxury Goods	12,117,049	—	—	12,117,049
Wireless Telecommunication Services	7,602,868	—	—	7,602,868

Total Common Stocks	857,289,885	—	—	857,289,885

Short-Term Investments
Mutual Funds	43,097,027	—	—	43,097,027
Repurchase Agreement	—	13,424,000	—	13,424,000

Total Short-Term Investments	—	56,521,027	—	56,521,027

TOTAL INVESTMENTS	$857,289,885	$56,521,027	$—	$913,810,912

Met Investors Series Trust

RCM Technology Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 98.8%
Auto Components — 0.3%
Johnson Controls, Inc.(a)	26,665	$681,557

Chemicals — 0.9%
Monsanto Co.	26,495	2,050,713

Communications Equipment — 12.0%
Cisco Systems, Inc.*	5,695	134,060
F5 Networks, Inc.*	130,745	5,181,425
Juniper Networks, Inc.*	16,240	438,805
Motorola, Inc.	619,725	5,323,438
Nokia Corp. (ADR)	150,205	2,195,997
QUALCOMM, Inc.	93,010	4,183,590
Research In Motion, Ltd.*	43,375	2,929,981
Riverbed Technology, Inc.*(a)	264,520	5,808,859

		26,196,155

Computers & Peripherals — 22.8%
Acer, Inc. (GDR)	210,940	2,657,844
Apple, Inc.*	80,435	14,910,236
Dell, Inc.*	418,215	6,381,961
EMC Corp.*	417,075	7,106,958
Hewlett-Packard Co.	226,075	10,673,001
NetApp, Inc.*	186,875	4,985,825
SanDisk Corp.*	137,175	2,976,697

		49,692,522

Construction & Engineering — 0.8%
Quanta Services, Inc.*	81,275	1,798,616

Diversified Telecommunication Services — 0.7%
China Telecom Corp., Ltd. (ADR)(a)	17,311	818,810
China Telecom Corp., Ltd.	1,268,000	601,355

		1,420,165

Electrical Equipment — 1.9%
ABB, Ltd.*	19,212	385,577
ABB, Ltd. (ADR)	51,395	1,029,956
First Solar, Inc.*	17,200	2,629,192

		4,044,725

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp. — Class A	112,362	4,233,800

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.*	51,525	4,810,374

Internet Software & Services — 14.0%
Baidu.com (ADR)*	8,710	3,406,045
Equinix, Inc.*(a)	39,145	3,601,340
Google, Inc. — Class A*	20,260	10,045,921
Netease.com, Inc. (ADR)*(a)	71,715	3,275,941
SINA Corp.*(a)	119,985	4,554,631
Tencent Holdings, Ltd.	246,200	3,958,926
Yahoo!, Inc.*(a)	86,065	1,532,818

		30,375,622

IT Services — 2.9%
Cognizant Technology Solutions Corp. — Class A*	162,875	6,296,747

Semiconductors & Semiconductor Equipment — 19.8%
ADVANTEST Corp.	102,100	2,796,894

Met Investors Series Trust

RCM Technology Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Analog Devices, Inc.	57,495	$1,585,712
Infineon Technologies AG*	758,384	4,278,754
Intel Corp.	787,295	15,407,363
Micron Technology, Inc.*(a)	522,995	4,288,559
ON Semiconductor Corp.*	480,435	3,963,589
Samsung Electronics Co., Ltd. (GDR) (144A)(b)	16,345	5,573,645
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	263,650	2,889,604
Texas Instruments, Inc.	100,400	2,378,476

		43,162,596

Software — 16.0%
Activision Blizzard, Inc.*	158,670	1,965,921
Autonomy Corp. Plc*	52,680	1,376,347
McAfee, Inc.*	68,360	2,993,485
Microsoft Corp.	755,910	19,570,510
Oracle Corp.	7,570	157,759
Salesforce.com, Inc.*(a)	92,610	5,272,287
VMware, Inc. — Class A*	88,135	3,540,383

		34,876,692

Wireless Telecommunication Services — 2.5%
American Tower Corp. — Class A*	151,700	5,521,880

Total Common Stocks (Cost $187,485,247)		215,162,164

Security Description	Shares/Par Amount	Value
Short-Term Investments — 9.2%
Mutual Funds — 6.1%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	13,245,766	13,245,766

Repurchase Agreement — 3.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $6,835,002 on 10/01/09 collateralized by $6,715,000 FHLB at 4.375% due 09/17/10 with a value of $6,974,199.	$6,835,000	6,835,000

Total Short-Term Investments (Cost $20,080,766)		20,080,766

TOTAL INVESTMENTS — 108.0% (Cost $207,566,013#)		235,242,930

Other Assets and Liabilities (net) — (8.0)%		(17,434,293)

NET ASSETS — 100.0%		$217,808,637

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $29,473,065 and $1,796,148 respectively, resulting in a net unrealized appreciation of $27,676,917.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $12,921,308 and the collateral received consisted of cash in the amount of $13,245,766. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $5,573,645 of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

GDR - Global Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$681,557	$—	$—	$681,557
Chemicals	2,050,713	—	—	2,050,713
Communications Equipment	26,196,155	—	—	26,196,155
Computers & Peripherals	49,692,522	—	—	49,692,522
Construction & Engineering	1,798,616	—	—	1,798,616
Diversified Telecommunication Services	818,810	601,355	—	1,420,165
Electrical Equipment	3,659,148	385,577	—	4,044,725
Electronic Equipment, Instruments & Components	4,233,800	—	—	4,233,800
Internet & Catalog Retail	4,810,374	—	—	4,810,374
Internet Software & Services	26,416,696	3,958,926	—	30,375,622
IT Services	6,296,747	—	—	6,296,747
Semiconductors & Semiconductor Equipment	36,086,948	7,075,648	—	43,162,596
Software	33,500,345	1,376,347	—	34,876,692
Wireless Telecommunication Services	5,521,880	—	—	5,521,880

Total Common Stocks	201,764,311	13,397,853	—	215,162,164

Short-Term Investments
Mutual Funds	13,245,766	—	—	13,245,766
Repurchase Agreement	—	6,835,000	—	6,835,000

Total Short-Term Investments	13,245,766	6,835,000	—	20,080,766

TOTAL INVESTMENTS	$215,010,077	$20,232,853	$—	$235,242,930

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 98.1%
iShares Barclays 1-3 Year Credit Bond Fund	103,700	$10,823,169
iShares iBoxx $ Investment Grade Corporate Bond Fund	102,700	10,956,036
iShares Lehman Treasury Inflation Protected Securities Fund	267,600	27,530,688
iShares MSCI Canada Index Fund	210,400	5,360,992
iShares MSCI EAFE Index Fund	1,196,200	65,432,140
iShares S&P 500 Index Fund	230,700	24,440,358
iShares S&P SmallCap 600 Index Fund	103,100	5,392,130
Midcap SPDR Trust Series 1	42,300	5,299,344
SPDR DJ Wilshire International Real Estate ETF	147,100	5,236,760
SPDR Gold Trust	57,500	5,683,875
SPDR Lehman High Yield Bond ETF	1,417,510	54,559,960
SPDR S&P International Small Cap ETF	421,800	10,798,080
SPDR Trust Series 1	1,466,700	154,824,852
Vanguard Emerging Markets ETF	993,000	38,290,080
Vanguard REIT ETF	255,900	10,624,968
Vanguard Total Bond Market ETF	1,307,500	103,946,250

Total Investment Company Securities (Cost $500,380,034)		539,199,682

Short-Term Investment — 2.9%
Mutual Funds — 2.9%
Aim Prime Fund (Cost — $16,301,712)	16,301,712	16,301,712

TOTAL INVESTMENTS — 101.0% (Cost $516,681,746#)		555,501,394

Other Assets and Liabilities (net) — (1.0)%		(5,719,994)

NET ASSETS — 100.0%		$549,781,400

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $43,817,086 and $4,997,438 respectively, resulting in a net unrealized appreciation of $38,819,648.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$539,199,682	$—	$—	$539,199,682
Short-Term Investment
Mutual Funds	—	16,301,712	—	16,301,712

TOTAL INVESTMENTS	$539,199,682	$16,301,712	$—	$555,501,394

Met Investors Series Trust

SSgA Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Investment Company Securities — 98.7%
iShares Barclays 1-3 Year Credit Bond Fund	70,100	$7,316,337
iShares iBoxx $ Investment Grade Corporate Bond Fund	71,000	7,574,280
iShares Lehman Treasury Inflation Protected Securities Fund	107,400	11,049,312
iShares MSCI Canada Index Fund	290,100	7,391,748
iShares MSCI EAFE Index Fund	1,215,100	66,465,970
iShares S&P 500 Index Fund	286,400	30,341,216
iShares S&P MidCap 400 Index Fund	83,500	5,757,325
iShares S&P SmallCap 600 Index Fund	210,000	10,983,000
Midcap SPDR Trust Series 1	75,200	9,421,056
SPDR DJ Wilshire International Real Estate ETF	103,700	3,691,720
SPDR Gold Trust	36,000	3,558,600
SPDR Lehman High Yield Bond ETF	481,100	18,517,539
SPDR S&P International Small Cap ETF	430,200	11,013,120
SPDR Trust Series 1	1,037,000	109,465,720
Vanguard Emerging Markets ETF	870,600	33,570,336
Vanguard REIT ETF	173,400	7,199,568
Vanguard Total Bond Market ETF	277,400	22,053,300

Total Investment Company Securities (Cost $345,656,858)		365,370,147

Short-Term Investment — 1.5%
Mutual Funds — 1.5%
Aim Prime Fund (Cost — $5,673,176)	5,673,176	5,673,176

TOTAL INVESTMENTS — 100.2% (Cost $351,330,034#)		371,043,323

Other Assets and Liabilities (net) — (0.2)%		(883,868)

NET ASSETS — 100.0%		$370,159,455

Portfolio Footnotes:

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $26,387,121 and $6,673,832 respectively, resulting in a net unrealized appreciation of $19,713,289.

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$365,370,147	$—	$—	$365,370,147
Short-Term Investment
Mutual Funds	—	5,673,176	—	5,673,176

TOTAL INVESTMENTS	$365,370,147	$5,673,176	$—	$371,043,323

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 94.6%
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.*	62,000	$4,826,700
Goodrich Corp.	67,000	3,640,780
Rockwell Collins, Inc.	281,000	14,274,800

		22,742,280

Air Freight & Logistics — 0.3%
UTI Worldwide, Inc.	244,000	3,533,120

Airlines — 0.6%
Southwest Airlines Co.	675,000	6,480,000

Auto Components — 0.4%
WABCO Holdings, Inc.	199,000	4,179,000

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.*	95,000	4,231,300
BioMarin Pharmaceutical, Inc.*(a)	191,000	3,453,280
Cephalon, Inc.*(a)	214,000	12,463,360
Human Genome Sciences, Inc.*(a)	375,000	7,057,500
Myriad Genetics, Inc.*	75,000	2,055,000
Onyx Pharmaceuticals, Inc.*	104,500	3,131,865
OSI Pharmaceuticals, Inc.*(a)	65,000	2,294,500
Theravance, Inc.*(a)	158,000	2,313,120
Vertex Pharmaceuticals, Inc.*(a)	207,000	7,845,300

		44,845,225

Capital Markets — 3.1%
Ameriprise Financial, Inc.	119,000	4,323,270
E*TRADE Financial Corp.*	1,874,000	3,279,500
Eaton Vance Corp.	300,000	8,397,000
Janus Capital Group, Inc.	436,000	6,182,480
Raymond James Financial, Inc.	197,000	4,586,160
TD Ameritrade Holding Corp.*(a)	356,000	6,984,720

		33,753,130

Commercial Banks — 2.4%
Fifth Third Bancorp	525,000	5,318,250
KeyCorp	750,000	4,875,000
M&T Bank Corp.(a)	75,000	4,674,000
Marshall & Ilsley Corp.	675,000	5,447,250
SunTrust Banks, Inc.	244,000	5,502,200

		25,816,700

Communications Equipment — 2.4%
JDS Uniphase Corp.*	1,243,000	8,837,730
Juniper Networks, Inc.*	562,000	15,185,240
Palm, Inc.*(a)	75,000	1,307,250

		25,330,220

Computers & Peripherals — 0.6%
Seagate Technology	407,000	6,190,470

Construction & Engineering — 1.2%
Foster Wheeler AG*	190,000	6,062,900
Quanta Services, Inc.*	300,000	6,639,000

		12,701,900

Diversified Financial Services — 2.2%
Interactive Brokers Group, Inc. — Class A*	265,000	5,265,550
IntercontinentalExchange, Inc.*	82,000	7,969,580

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

MSCI, Inc. — Class A*	353,000	$10,455,860

		23,690,990

Electrical Equipment — 3.8%
A123 Systems, Inc.*	56,000	1,193,920
AMETEK, Inc.	431,000	15,046,210
First Solar, Inc.*(a)	17,000	2,598,620
Roper Industries, Inc.	338,000	17,231,240
SunPower Corp. — Class B*	188,000	4,743,240

		40,813,230

Electronic Equipment, Instruments & Components — 2.5%
Dolby Laboratories, Inc. — Class A*(a)	236,000	9,012,840
FLIR Systems, Inc.*(a)	304,000	8,502,880
Itron, Inc.*(a)	60,000	3,848,400
Trimble Navigation, Ltd.*	242,400	5,795,784

		27,159,904

Energy Equipment & Services — 3.2%
BJ Services Co.	165,000	3,205,950
Cameron International Corp.*	153,000	5,786,460
FMC Technologies, Inc.*	223,000	11,649,520
Smith International, Inc.(a)	375,000	10,762,500
Trican Well Service, Ltd.	229,000	2,968,894

		34,373,324

Food & Staples Retailing — 2.1%
Shoppers Drug Mart Corp.	225,000	9,218,841
Whole Foods Market, Inc.*	453,000	13,811,970

		23,030,811

Health Care Equipment & Supplies — 4.8%
C.R. Bard, Inc.	113,000	8,882,930
CareFusion Corp.*	450,000	9,810,000
DENTSPLY International, Inc.(a)	239,000	8,255,060
Edwards Lifesciences Corp.*	150,000	10,486,500
IDEXX Laboratories, Inc.*(a)	60,000	3,000,000
Intuitive Surgical, Inc.*	41,000	10,752,250

		51,186,740

Health Care Providers & Services — 1.6%
Henry Schein, Inc.*(a)	223,000	12,244,930
Humana, Inc.*	135,000	5,035,500

		17,280,430

Health Care Technology — 0.3%
Cerner Corp.*(a)	45,000	3,366,000

Hotels, Restaurants & Leisure — 4.8%
Chipotle Mexican Grill, Inc.*	143,000	11,900,460
Gaylord Entertainment Co.*(a)	210,000	4,221,000
Marriott International, Inc. — Class A(a)	602,000	16,609,180
Panera Bread Co. — Class A*(a)	38,000	2,090,000
Starbucks Corp.*	225,000	4,646,250
Tim Hortons, Inc.(a)	166,000	4,697,800
Wynn Resorts, Ltd.*(a)	101,000	7,159,890

		51,324,580

Independent Power Producers & Energy Traders — 0.8%
Calpine Corp.*(a)	750,000	8,640,000

Industrial Conglomerates — 1.1%
McDermott International, Inc.*	488,000	12,331,760

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Insurance — 2.7%
Aon Corp.	187,000	$7,609,030
Assurant, Inc.	160,000	5,129,600
Axis Capital Holdings, Ltd.	56,000	1,690,080
Principal Financial Group, Inc.	251,000	6,874,890
W.R. Berkley Corp.	301,000	7,609,280

		28,912,880

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*	42,000	3,921,120
Expedia, Inc.*(a)	649,000	15,543,550
Priceline.com, Inc.*(a)	9,000	1,492,380

		20,957,050

Internet Software & Services — 0.6%
VeriSign, Inc.*(a)	263,000	6,230,470

IT Services — 5.1%
Fiserv, Inc.*	224,000	10,796,800
Global Payments, Inc.	356,000	16,625,200
SAIC, Inc.*	671,000	11,769,340
Western Union Co. (The)	821,000	15,533,320

		54,724,660

Life Sciences Tools & Services — 3.1%
Illumina, Inc.*(a)	221,000	9,392,500
Millipore Corp.*	75,000	5,274,750
Qiagen N.V.*(a)	412,000	8,767,360
Waters Corp.*	169,000	9,440,340

		32,874,950

Machinery — 2.1%
Danaher Corp.	94,000	6,328,080
Gardner Denver, Inc.*	38,000	1,325,440
Harsco Corp.	143,000	5,063,630
IDEX Corp.	338,000	9,447,100

		22,164,250

Media — 3.2%
Cablevision Systems Corp. — Class A	389,000	9,238,750
Clear Channel Outdoor Holdings, Inc.*(a)	75,000	525,000
Discovery Communications, Inc. — Class A*(a)	223,000	6,442,470
Discovery Communications, Inc. — Class C*	264,000	6,871,920
Lamar Advertising Co. — Class A*(a)	401,000	11,003,440

		34,081,580

Metals & Mining — 2.1%
Agnico-Eagle Mines, Ltd.	257,000	17,440,490
Franco-Nevada Corp.	211,700	5,546,475

		22,986,965

Oil, Gas & Consumable Fuels — 4.0%
CNX Gas Corp.*	297,000	9,117,900
Concho Resources, Inc.*	19,000	690,080
CONSOL Energy, Inc.	224,000	10,104,640
EOG Resources, Inc.	37,000	3,089,870
Murphy Oil Corp.	109,000	6,275,130
Peabody Energy Corp.	151,000	5,620,220
Ultra Petroleum Corp.*	168,000	8,225,280

		43,123,120

Pharmaceuticals — 2.5%
Allergan, Inc.	94,000	5,335,440
Elan Corp. Plc (ADR)*	523,000	3,718,530

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Perrigo Co.(a)	206,000	$7,001,940
Valeant Pharmaceuticals International*(a)	198,000	5,555,880
Warner Chilcott Plc — Class A*(a)	229,000	4,950,980

		26,562,770

Professional Services — 2.7%
IHS, Inc. — Class A*(a)	177,600	9,080,688
Manpower, Inc.	158,000	8,960,180
Robert Half International, Inc.(a)	432,000	10,808,640

		28,849,508

Real Estate Management & Development — 0.3%
St. Joe Co. (The)*(a)	101,000	2,941,120

Road & Rail — 0.7%
Hertz Global Holdings, Inc.*(a)	693,000	7,505,190

Semiconductors & Semiconductor Equipment — 6.3%
Altera Corp.	519,000	10,644,690
Cree, Inc.*(a)	150,000	5,512,500
Intersil Corp. — Class A	377,000	5,771,870
Marvell Technology Group, Ltd.*	683,000	11,057,770
MEMC Electronic Materials, Inc.*	243,000	4,041,090
Microchip Technology, Inc.(a)	338,000	8,957,000
PMC-Sierra, Inc.*	488,000	4,665,280
Varian Semiconductor Equipment Associates, Inc.*(a)	206,000	6,765,040
Xilinx, Inc.(a)	450,000	10,539,000

		67,954,240

Software — 6.5%
Autodesk, Inc.*	187,000	4,450,600
Electronic Arts, Inc.*(a)	525,000	10,001,250
FactSet Research Systems, Inc.	149,000	9,869,760
McAfee, Inc.*	281,000	12,304,990
MICROS Systems, Inc.*	235,000	7,094,650
Red Hat, Inc.*	412,000	11,387,680
Rovi Corp.*	169,000	5,678,400
Salesforce.com, Inc.*(a)	150,000	8,539,500

		69,326,830

Specialty Retail — 3.3%
Bed Bath & Beyond, Inc.*	262,000	9,835,480
CarMax, Inc.*(a)	543,000	11,348,700
J. Crew Group, Inc.*	187,000	6,698,340
O’ Reilly Automotive, Inc.*(a)	205,000	7,408,700

		35,291,220

Trading Companies & Distributors — 1.5%
Fastenal Co.(a)	266,000	10,294,200
MSC Industrial Direct Co., Inc. — Class A	131,000	5,708,980

		16,003,180

Wireless Telecommunication Services — 1.5%
American Tower Corp. — Class A*	317,000	11,538,800
Crown Castle International Corp.*(a)	75,000	2,352,000
Leap Wireless International, Inc.*(a)	139,000	2,717,450

		16,608,250

Total Common Stocks (Cost $904,106,362)		1,015,868,047

Warrant — 0.0%
Metals & Mining — 0.0%
Agnico Eagle Mines, Ltd. expires 12/02/13 * (Cost — $47,500)	9,500	321,242

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Short-Term Investments — 14.0%
Mutual Funds — 14.0%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	92,373,825	$92,373,825
T. Rowe Price Government Reserve Investment Fund**	58,236,510	58,236,510

Total Short-Term Investments (Cost $150,610,335)		150,610,335

TOTAL INVESTMENTS — 108.6% (Cost $1,054,764,197#)		1,166,799,624

Other Assets and Liabilities (net) — (8.6)%		(92,542,261)

NET ASSETS — 100.0%		$1,074,257,363

Portfolio Footnotes:

*	Non-income producing security.
**	Affiliated Issuer.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $161,245,377 and $49,209,950 respectively, resulting in a net unrealized appreciation of $112,035,427.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $90,341,115 and the collateral received consisted of cash in the amount of $92,373,825. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Illiquid securities representing in the aggregate $17,440,490 of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$22,742,280	$—	$—	$22,742,280
Air Freight & Logistics	3,533,120	—	—	3,533,120
Airlines	6,480,000	—	—	6,480,000
Auto Components	4,179,000	—	—	4,179,000
Biotechnology	44,845,225	—	—	44,845,225
Capital Markets	33,753,130	—	—	33,753,130
Commercial Banks	25,816,700	—	—	25,816,700
Communications Equipment	25,330,220	—	—	25,330,220
Computers & Peripherals	6,190,470	—	—	6,190,470
Construction & Engineering	12,701,900	—	—	12,701,900
Diversified Financial Services	23,690,990	—	—	23,690,990
Electrical Equipment	40,813,230	—	—	40,813,230
Electronic Equipment, Instruments & Components	27,159,904	—	—	27,159,904
Energy Equipment & Services	34,373,324	—	—	34,373,324
Food & Staples Retailing	23,030,811	—	—	23,030,811
Health Care Equipment & Supplies	51,186,740	—	—	51,186,740
Health Care Providers & Services	17,280,430	—	—	17,280,430
Health Care Technology	3,366,000	—	—	3,366,000
Hotels, Restaurants & Leisure	51,324,580	—	—	51,324,580
Independent Power Producers & Energy Traders	8,640,000	—	—	8,640,000
Industrial Conglomerates	12,331,760	—	—	12,331,760
Insurance	28,912,880	—	—	28,912,880
Internet & Catalog Retail	20,957,050	—	—	20,957,050
Internet Software & Services	6,230,470	—	—	6,230,470
IT Services	54,724,660	—	—	54,724,660
Life Sciences Tools & Services	32,874,950	—	—	32,874,950
Machinery	22,164,250	—	—	22,164,250
Media	34,081,580	—	—	34,081,580
Metals & Mining	22,986,965	—	—	22,986,965
Oil, Gas & Consumable Fuels	43,123,120	—	—	43,123,120
Pharmaceuticals	26,562,770	—	—	26,562,770
Professional Services	28,849,508	—	—	28,849,508
Real Estate Management & Development	2,941,120	—	—	2,941,120
Road & Rail	7,505,190	—	—	7,505,190
Semiconductors & Semiconductor Equipment	67,954,240	—	—	67,954,240
Software	69,326,830	—	—	69,326,830
Specialty Retail	35,291,220	—	—	35,291,220
Trading Companies & Distributors	16,003,180	—	—	16,003,180
Wireless Telecommunication Services	16,608,250	—	—	16,608,250

Total Common Stocks	1,015,868,047	—	—	1,015,868,047

Warrant
Metals & Mining	321,242	—	—	321,242
Short-Term Investments
Mutual Funds	92,373,825	58,236,510	—	150,610,335

Total Short-Term Investments	92,373,825	58,236,510	—	150,610,335

TOTAL INVESTMENTS	$1,108,563,114	$58,236,510	—	$1,166,799,624

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Change in Unrealized Appreciation	Net Sales	Net Transfers out of Level 3	Balance as of September 30, 2009
Common Stock
Metals & Mining	$1,097,294	$242,396	$(47,500)	$(1,292,190)	$—

Total	$1,097,294	$242,396	$(47,500)	$(1,292,190)	$—

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 93.2%
Aerospace & Defense — 1.2%
Herley Industries, Inc.*	1,166,589	$15,223,986

Auto Components — 2.7%
Superior Industries International, Inc.	2,290,713	32,528,125

Beverages — 2.4%
Sapporo Holdings, Ltd.	5,717,800	29,139,322
Building Products — 1.0%
Insteel Industries, Inc.	1,047,759	12,520,720
Capital Markets — 2.6%
Investment Technology Group, Inc.*	801,073	22,365,958
Westwood Holdings Group, Inc.	276,292	9,587,332
		31,953,290
Chemicals — 6.4%
Lanxess AG	1,202,223	41,391,339
Westlake Chemical Corp.	1,426,864	36,670,405
		78,061,744
Communications Equipment — 8.9%
Bel Fuse, Inc. — Class B	350,262	6,665,486
Sycamore Networks, Inc.*	14,011,049	42,313,368
Tellabs, Inc.*	8,629,290	59,714,687
		108,693,541
Computers & Peripherals — 3.3%
Electronics for Imaging, Inc.*	1,443,311	16,266,115
Lexmark International, Inc. — Class A*	1,125,108	24,234,826
		40,500,941
Diversified Financial Services — 2.1%
Ackermans & van Haaren N.V.	243,811	17,752,319
Leucadia National Corp.*	336,339	8,314,300
		26,066,619
Electrical Equipment — 2.0%
Encore Wire Corp.	1,111,373	24,828,073
Electronic Equipment, Instruments & Components — 5.9%
AVX Corp.	1,773,865	21,162,209
Coherent, Inc.*	319,947	7,461,164
Electro Scientific Industries, Inc.*	1,451,738	19,438,772
Ingram Micro, Inc. — Class A*	505,450	8,516,833
Park Electrochemical Corp.	645,900	15,921,435
		72,500,413
Energy Equipment & Services — 5.6%
Bristow Group, Inc.*	319,737	9,492,991
Bronco Drilling Co., Inc.*	3,835,363	25,121,628
Pioneer Drilling Co.*	2,365,439	17,362,322
Tidewater, Inc.	352,065	16,578,741
		68,555,682
Health Care Providers & Services — 2.0%
Cross Country Healthcare, Inc.*	2,624,533	24,434,402
Hotels, Restaurants & Leisure — 2.0%
GuocoLeisure, Ltd.	6,700,000	3,354,527

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Vail Resorts, Inc.*	629,997	$21,130,100

		24,484,627

Household Durables — 8.0%
Cavco Industries, Inc.*	787,653	27,961,682
M.D.C. Holdings, Inc.	262,814	9,130,158
Makita Corp.	190,100	5,998,992
Skyline Corp.	1,337,218	30,167,638
Stanley Furniture Co., Inc.	2,388,307	24,766,744
		98,025,214
Insurance — 5.5%
Arch Capital Group, Ltd.*	95,974	6,482,084
E-L Financial Corp.	40,155	18,351,863
Montpelier Re Holdings, Ltd.	1,593,226	26,001,449
National Western Life Insurance Co. — Class A	97,535	17,164,209
		67,999,605
Leisure Equipment & Products — 0.5%
JAKKS Pacific, Inc.*	441,914	6,328,208
Life Sciences Tools & Services — 1.6%
Pharmaceutical Product Development, Inc.	920,932	20,205,248
Machinery — 0.8%
Alamo Group, Inc.	607,137	9,592,765
Marine — 3.0%
Alexander & Baldwin, Inc.	1,142,536	36,663,980
Media — 0.6%
Journal Communications, Inc. — Class A	1,830,975	6,737,988
Multiline Retail — 2.5%
Parco Co., Ltd.	3,342,000	30,876,389
Oil, Gas & Consumable Fuels — 4.1%
Cimarex Energy Co.	1,168,226	50,607,550
Paper & Forest Products — 2.8%
Canfor Corp.*	3,704,100	21,005,389
Glatfelter	1,163,840	13,360,883
		34,366,272
Real Estate Investment Trusts (REITs) — 0.1%
Origen Financial, Inc.*	811,331	1,298,130
Real Estate Management & Development — 9.6%
Brookfield Asset Management, Inc. — Class A	1,558,917	35,403,005
Forest City Enterprises, Inc. — Class A	763,558	10,208,770
Hang Lung Group, Ltd.	6,180,000	30,672,271
Wheelock & Co., Ltd.	12,834,000	41,864,226
		118,148,272
Software — 0.7%
Synopsys, Inc.*	393,936	8,832,045
Specialty Retail — 2.3%
Haverty Furniture Cos., Inc.*	2,419,184	28,570,563
Textiles, Apparel & Luxury Goods — 2.1%
K-Swiss, Inc. — Class A	2,906,859	25,551,291
Thrifts & Mortgage Finance — 0.9%
Kearny Financial Corp.	660,494	6,882,348

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

NewAlliance Bancshares, Inc.	443,036	$4,740,485

		11,622,833

Total Common Stocks (Cost $1,185,351,413)		1,144,917,838

Security Description	Par Amount	Value
Short-Term Investment — 6.8%
Repurchase Agreement — 6.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $83,001,023 on 10/01/09 collateralized by $81,515,000 FHLB at 4.375% due 09/17/10 with a value of $84,661,479.	$83,001,000	83,001,000

Total Short-Term Investments (Cost $83,001,000)		83,001,000

TOTAL INVESTMENTS — 100.0% (Cost $1,268,352,413#)		1,227,918,838

Other Assets and Liabilities (net) — 0.0%		160,031

NET ASSETS — 100.0%		$1,228,078,869

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $136,821,475 and $177,255,050 respectively, resulting in a net unrealized depreciation of $40,433,575.

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,223,986	$—	$—	$15,223,986
Auto Components	32,528,125	—	—	32,528,125
Beverages	—	29,139,322	—	29,139,322
Building Products	12,520,720	—	—	12,520,720
Capital Markets	31,953,290	—	—	31,953,290
Chemicals	36,670,405	41,391,339	—	78,061,744
Communications Equipment	108,693,541	—	—	108,693,541
Computers & Peripherals	40,500,941	—	—	40,500,941
Diversified Financial Services	8,314,300	17,752,319	—	26,066,619
Electrical Equipment	24,828,073	—	—	24,828,073
Electronic Equipment, Instruments & Components	72,500,413	—	—	72,500,413
Energy Equipment & Services	68,555,682	—	—	68,555,682
Health Care Providers & Services	24,434,402	—	—	24,434,402
Hotels, Restaurants & Leisure	21,130,100	3,354,527	—	24,484,627
Household Durables	92,026,222	5,998,992	—	98,025,214
Insurance	67,999,605	—	—	67,999,605
Leisure Equipment & Products	6,328,208	—	—	6,328,208
Life Sciences Tools & Services	20,205,248	—	—	20,205,248
Machinery	9,592,765	—	—	9,592,765
Marine	36,663,980	—	—	36,663,980
Media	6,737,988	—	—	6,737,988
Multiline Retail	—	30,876,389	—	30,876,389
Oil, Gas & Consumable Fuels	50,607,550	—	—	50,607,550
Paper & Forest Products	34,366,272	—	—	34,366,272
Real Estate Investment Trusts (REITs)	1,298,130	—	—	1,298,130
Real Estate Management & Development	45,611,775	72,536,497	—	118,148,272
Software	8,832,045	—	—	8,832,045
Specialty Retail	28,570,563	—	—	28,570,563
Textiles, Apparel & Luxury Goods	25,551,291	—	—	25,551,291
Thrifts & Mortgage Finance	11,622,833	—	—	11,622,833

Total Common Stocks	943,868,453	201,049,385	—	1,144,917,838

Short-Term Investment
Repurchase Agreement	—	83,001,000	—	83,001,000

Total Short-Term Investments	—	83,001,000	—	83,001,000

TOTAL INVESTMENTS	$943,868,453	$284,050,385	—	$1,227,918,838

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 97.4%
Aerospace & Defense — 1.3%
Precision Castparts Corp.	50,010	$5,094,519

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	86,280	4,982,670

Airlines — 1.0%
Continental Airlines, Inc. — Class B*(a)	248,770	4,089,779

Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)*	230,970	3,933,419

Beverages — 0.7%
Hansen Natural Corp.*	69,920	2,568,861

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.*	148,520	6,615,081
United Therapeutics Corp.*(a)	102,700	5,031,273
Vertex Pharmaceuticals, Inc.*(a)	59,860	2,268,694

		13,915,048

Capital Markets — 3.3%
Affiliated Managers Group, Inc.*(a)	44,200	2,873,442
T. Rowe Price Group, Inc.(a)	122,260	5,587,282
TD Ameritrade Holding Corp.*	227,400	4,461,588

		12,922,312

Chemicals — 2.4%
Airgas, Inc.	48,610	2,351,266
CF Industries Holdings, Inc.	45,520	3,925,190
Ecolab, Inc.	73,180	3,383,111

		9,659,567

Commercial Banks — 0.8%
Fifth Third Bancorp	309,220	3,132,399

Communications Equipment — 5.2%
Alcatel-Lucent (ADR)*	869,310	3,903,202
Brocade Communications Systems, Inc.*	474,220	3,727,369
Ciena Corp.*(a)	170,626	2,777,792
F5 Networks, Inc.*	187,346	7,424,522
Juniper Networks, Inc.*	99,660	2,692,813

		20,525,698

Computers & Peripherals — 1.6%
NetApp, Inc.*	245,290	6,544,337

Construction & Engineering — 0.5%
URS Corp.*	43,100	1,881,315

Consumer Finance — 0.8%
Discover Financial Services	198,920	3,228,472

Diversified Financial Services — 1.8%
IntercontinentalExchange, Inc.*	36,850	3,581,452
MSCI, Inc. — Class A*	123,355	3,653,775

		7,235,227

Energy Equipment & Services — 2.1%
Cameron International Corp.*	123,550	4,672,661
Nabors Industries, Ltd.*	183,860	3,842,674

		8,515,335

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Food & Staples Retailing — 1.5%
Whole Foods Market, Inc.*	201,410	$6,140,991

Food Products — 0.8%
Green Mountain Coffee Roasters, Inc.*(a)	42,570	3,143,369

Gas Utilities — 0.6%
Questar Corp.	64,420	2,419,615

Health Care Equipment & Supplies — 2.2%
Beckman Coulter, Inc.	56,810	3,916,481
Intuitive Surgical, Inc.*	19,070	5,001,108

		8,917,589

Health Care Providers & Services — 4.6%
AmerisourceBergen Corp.	117,380	2,626,964
CIGNA Corp.	94,780	2,662,370
Community Health Systems, Inc.*(a)	79,060	2,524,386
DaVita, Inc.*	49,510	2,804,247
Health Management Associates, Inc. — Class A*	216,310	1,620,162
Laboratory Corp. of America Holdings*	44,240	2,906,568
Omnicare, Inc.	139,800	3,148,296

		18,292,993

Hotels, Restaurants & Leisure — 5.8%
Darden Restaurants, Inc.	63,300	2,160,429
Panera Bread Co. — Class A*	28,460	1,565,300
Penn National Gaming, Inc.*	73,260	2,026,371
Starwood Hotels & Resorts Worldwide, Inc.(a)	184,610	6,097,668
WMS Industries, Inc.*(a)	118,314	5,272,072
Wynn Resorts, Ltd.*(a)	85,830	6,084,489

		23,206,329

Household Durables — 2.4%
Black & Decker Corp.	56,740	2,626,494
D.R. Horton, Inc.(a)	318,570	3,634,884
Pulte Homes, Inc.(a)	280,910	3,087,201

		9,348,579

Household Products — 1.3%
Energizer Holdings, Inc.*(a)	75,060	4,979,480

Independent Power Producers & Energy Traders — 1.1%
AES Corp. (The)*	296,420	4,392,944

Industrial Conglomerates — 0.9%
McDermott International, Inc.*	134,530	3,399,573

Insurance — 1.6%
Genworth Financial, Inc. — Class A	375,810	4,490,929
Hartford Financial Services Group, Inc.	77,190	2,045,535

		6,536,464

Internet & Catalog Retail — 1.0%
Priceline.com, Inc.*(a)	24,630	4,084,147

Internet Software & Services — 2.0%
MercadoLibre, Inc.*(a)	53,490	2,057,225
VeriSign, Inc.*(a)	158,660	3,758,656
VistaPrint N.V.*(a)	41,040	2,082,780

		7,898,661

IT Services — 2.5%
Fiserv, Inc.*	99,710	4,806,022
Global Payments, Inc.	111,100	5,188,370

		9,994,392

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Life Sciences Tools & Services — 2.8%
Illumina, Inc.*(a)	144,940	$6,159,950
Life Technologies Corp.*	67,120	3,124,436
Waters Corp.*	36,140	2,018,780

		11,303,166

Machinery — 3.5%
Cummins, Inc.	115,850	5,191,238
Joy Global, Inc.	60,190	2,945,699
Navistar International Corp.*	52,800	1,975,776
Parker Hannifin Corp.	70,230	3,640,723

		13,753,436

Media — 0.6%
Cablevision Systems Corp. — Class A	101,490	2,410,387

Metals & Mining — 2.5%
Alcoa, Inc.	250,690	3,289,053
Thompson Creek Metals Co., Inc.*	107,580	1,298,490
United States Steel Corp.(a)	123,210	5,466,828

		10,054,371

Multiline Retail — 1.0%
Nordstrom, Inc.(a)	128,540	3,925,612

Oil, Gas & Consumable Fuels — 3.7%
CONSOL Energy, Inc.	108,880	4,911,577
Petrohawk Energy Corp.*	183,260	4,436,724
Range Resources Corp.	112,005	5,528,567

		14,876,868

Personal Products — 2.6%
Alberto-Culver Co.	89,370	2,473,762
Avon Products, Inc.	234,020	7,947,319

		10,421,081

Pharmaceuticals — 0.8%
Watson Pharmaceuticals, Inc.*	84,320	3,089,485

Professional Services — 1.1%
Robert Half International, Inc.(a)	170,860	4,274,917

Real Estate Investment Trusts (REITs) — 1.1%
Digital Realty Trust, Inc.(a)	99,520	4,549,059

Real Estate Management & Development — 0.7%
CB Richard Ellis Group, Inc. — Class A*(a)	245,880	2,886,631

Semiconductors & Semiconductor Equipment — 10.8%
ASML Holding N.V.(a)	143,180	4,233,833
Atheros Communications, Inc.*(a)	173,831	4,611,737
Broadcom Corp. — Class A*	182,660	5,605,835
Lam Research Corp.*	134,250	4,585,980
Marvell Technology Group, Ltd.*	341,360	5,526,618
Micron Technology, Inc.*(a)	881,260	7,226,332
Netlogic Microsystems, Inc.*	57,380	2,582,100
PMC-Sierra, Inc.*	404,610	3,868,072
Varian Semiconductor Equipment Associates, Inc.*(a)	141,810	4,657,040

		42,897,547

Software — 2.7%
McAfee, Inc.*	145,490	6,371,007
Salesforce.com, Inc.*(a)	75,340	4,289,106

		10,660,113

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Specialty Retail — 4.3%
Bed Bath & Beyond, Inc.*	130,780	$4,909,481
Guess?, Inc.	167,030	6,186,791
Urban Outfitters, Inc.*	202,090	6,097,056

		17,193,328

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.	169,040	5,564,797
Warnaco Group, Inc. (The)*	51,910	2,276,772

		7,841,569

Trading Companies & Distributors — 0.8%
Fastenal Co.(a)	83,000	3,212,100

Wireless Telecommunication Services — 0.8%
Millicom International Cellular S.A.*	42,100	3,062,354

Total Common Stocks (Cost $305,999,725)		387,396,108

Security Description	Shares/Par Amount	Value
Short-Term Investments — 11.7%
Mutual Funds — 8.9%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	35,409,965	35,409,965

Repurchase Agreement — 2.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $10,929,003 on 10/01/09 collateralized by $11,160,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $11,151,072.	$10,929,000	10,929,000

Total Short-Term Investments (Cost $46,338,965)		46,338,965

TOTAL INVESTMENTS — 109.1% (Cost $352,338,690#)		433,735,073

Other Assets and Liabilities (net) — (9.1)%		(36,132,370)

NET ASSETS — 100.0%		$397,602,703

Portfolio Footnotes:

*	Non-income producing security
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $84,350,534 and $2,954,151 respectively, resulting in a net unrealized appreciation of $81,396,383.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $34,601,816 and the collateral received consisted of cash in the amount of $35,409,965. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,094,519	$—	$—	$5,094,519
Air Freight & Logistics	4,982,670	—	—	4,982,670
Airlines	4,089,779	—	—	4,089,779
Auto Components	3,933,419	—	—	3,933,419
Beverages	2,568,861	—	—	2,568,861
Biotechnology	13,915,048	—	—	13,915,048
Capital Markets	12,922,312	—	—	12,922,312
Chemicals	9,659,567	—	—	9,659,567
Commercial Banks	3,132,399	—	—	3,132,399
Communications Equipment	20,525,698	—	—	20,525,698
Computers & Peripherals	6,544,337	—	—	6,544,337
Construction & Engineering	1,881,315	—	—	1,881,315
Consumer Finance	3,228,472	—	—	3,228,472
Diversified Financial Services	7,235,227	—	—	7,235,227
Energy Equipment & Services	8,515,335	—	—	8,515,335
Food & Staples Retailing	6,140,991	—	—	6,140,991
Food Products	3,143,369	—	—	3,143,369
Gas Utilities	2,419,615	—	—	2,419,615
Health Care Equipment & Supplies	8,917,589	—	—	8,917,589
Health Care Providers & Services	18,292,993	—	—	18,292,993
Hotels, Restaurants & Leisure	23,206,329	—	—	23,206,329
Household Durables	9,348,579	—	—	9,348,579
Household Products	4,979,480	—	—	4,979,480
Independent Power Producers & Energy Traders	4,392,944	—	—	4,392,944
Industrial Conglomerates	3,399,573	—	—	3,399,573
Insurance	6,536,464	—	—	6,536,464
Internet & Catalog Retail	4,084,147	—	—	4,084,147
Internet Software & Services	7,898,661	—	—	7,898,661
IT Services	9,994,392	—	—	9,994,392
Life Sciences Tools & Services	11,303,166	—	—	11,303,166
Machinery	13,753,436	—	—	13,753,436
Media	2,410,387	—	—	2,410,387
Metals & Mining	10,054,371	—	—	10,054,371
Multiline Retail	3,925,612	—	—	3,925,612
Oil, Gas & Consumable Fuels	14,876,868	—	—	14,876,868
Personal Products	10,421,081	—	—	10,421,081
Pharmaceuticals	3,089,485	—	—	3,089,485
Professional Services	4,274,917	—	—	4,274,917
Real Estate Investment Trusts (REITs)	4,549,059	—	—	4,549,059
Real Estate Management & Development	2,886,631	—	—	2,886,631
Semiconductors & Semiconductor Equipment	42,897,547	—	—	42,897,547
Software	10,660,113	—	—	10,660,113
Specialty Retail	17,193,328	—	—	17,193,328
Textiles, Apparel & Luxury Goods	7,841,569	—	—	7,841,569
Trading Companies & Distributors	3,212,100	—	—	3,212,100
Wireless Telecommunication Services	3,062,354	—	—	3,062,354

Total Common Stocks	387,396,108	—	—	387,396,108

Short-Term Investments
Mutual Funds	35,409,965	—	—	35,409,965
Repurchase Agreement	—	10,929,000	—	10,929,000

Total Short-Term Investments	35,409,965	10,929,000	—	46,338,965

TOTAL INVESTMENTS	$422,806,073	$10,929,000	$—	$433,735,073

Met Investors Series Trust

Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 96.1%
Aerospace & Defense — 0.4%
Honeywell International, Inc.	136,200	$5,059,830

Beverages — 2.0%
Coca-Cola Co.(a)	289,904	15,567,845
Dr Pepper Snapple Group, Inc.*(a)	313,183	9,004,011

		24,571,856

Capital Markets — 3.0%
Bank of New York Mellon Corp.	913,172	26,472,856
Goldman Sachs Group, Inc. (The)	58,071	10,705,389

		37,178,245

Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	354,254	11,385,723

Commercial Banks — 2.6%
PNC Financial Services Group, Inc.(a)	284,211	13,809,813
U.S. Bancorp(a)	371,719	8,125,777
Wells Fargo & Co.	357,619	10,077,703

		32,013,293

Communications Equipment — 1.5%
Cisco Systems, Inc.*	781,989	18,408,021

Computers & Peripherals — 4.2%
Dell, Inc.*	1,652,578	25,218,340
Hewlett-Packard Co.(a)	330,797	15,616,926
International Business Machines Corp.	97,254	11,632,551

		52,467,817

Diversified Financial Services — 4.9%
Bank of America Corp.	1,192,551	20,177,963
JPMorgan Chase & Co.	919,877	40,309,010

		60,486,973

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	586,697	15,846,686
Verizon Communications, Inc.	809,736	24,510,709

		40,357,395

Electrical Equipment — 0.6%
Emerson Electric Co.(a)	179,425	7,191,354

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.(a)	227,490	3,726,286
Flextronics International, Ltd.*	38,675	288,516

		4,014,802

Energy Equipment & Services — 1.5%
Halliburton Co.	666,631	18,079,033

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	454,185	16,232,572
Wal-Mart Stores, Inc.	504,841	24,782,645

		41,015,217

Food Products — 4.8%
Cadbury Plc (ADR)	281,067	14,393,441
Kraft Foods, Inc.—Class A	867,323	22,784,575

Met Investors Series Trust

Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Unilever N.V.	759,126	$21,908,377

		59,086,393

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.*	1,384,963	14,666,758

Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	670,775	17,976,770
UnitedHealth Group, Inc.	255,707	6,402,903
WellPoint, Inc.*	157,649	7,466,257

		31,845,930

Household Products — 0.4%
Procter & Gamble Co. (The)	84,300	4,882,656

Industrial Conglomerates — 1.4%
General Electric Co.	1,032,711	16,957,115

Insurance — 9.6%
Aflac, Inc.(a)	128,427	5,488,970
Berkshire Hathaway, Inc. — Class B*	3,301	10,969,223
Chubb Corp. (The)	1,306,885	65,880,073
Torchmark Corp.	205,973	8,945,407
Travelers Cos., Inc. (The)	552,698	27,209,323

		118,492,996

Internet Software & Services — 3.6%
eBay, Inc.*	1,650,074	38,958,247
Yahoo!, Inc.*(a)	337,246	6,006,351

		44,964,598

IT Services — 1.1%
Accenture Plc — Class A	165,400	6,164,458
Western Union Co. (The)	368,705	6,975,899

		13,140,357

Machinery — 0.4%
Ingersoll-Rand Plc(a)	160,400	4,919,468

Media — 13.6%
Comcast Corp. — Class A	2,862,931	48,354,905
Liberty Media Corp. — Entertainment*	408,549	12,709,959
News Corp. — Class B	1,470,841	20,577,066
Time Warner Cable, Inc.(a)	334,400	14,409,296
Time Warner, Inc.	737,185	21,216,184
Viacom, Inc. — Class B*	1,802,912	50,553,652

		167,821,062

Metals & Mining — 1.4%
Alcoa, Inc.(a)	1,309,569	17,181,545

Multiline Retail — 1.9%
JC Penney Co., Inc.(a)	283,168	9,556,920
Macy’s, Inc.(a)	558,506	10,215,075
Target Corp.	95,122	4,440,295

		24,212,290

Oil, Gas & Consumable Fuels — 4.5%
BP Plc (ADR)(a)	162,361	8,642,476
Chevron Corp.	266,800	18,790,724
ConocoPhillips Co.	199,370	9,003,549
Royal Dutch Shell Plc (ADR)	164,100	9,384,879
Total S.A. (ADR)(a)	161,770	9,586,490

		55,408,118

Met Investors Series Trust

Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Paper & Forest Products — 3.1%
International Paper Co.	1,726,211	$38,373,670

Pharmaceuticals — 11.7%
Abbott Laboratories	176,580	8,735,413
Bristol-Myers Squibb Co.(a)	1,227,486	27,642,985
Eli Lilly & Co.(a)	397,709	13,136,328
GlaxoSmithKline Plc (ADR)	146,823	5,800,977
Pfizer, Inc.(a)	1,535,349	25,410,026
Roche Holding AG (ADR)	234,602	9,524,841
Schering-Plough Corp.	1,198,808	33,866,326
Wyeth	426,013	20,695,711

		144,812,607

Semiconductors & Semiconductor Equipment — 2.4%
Intel Corp.	874,365	17,111,323
KLA-Tencor Corp.(a)	367,846	13,190,958

		30,302,281

Software — 0.3%
Microsoft Corp.(a)	158,463	4,102,607

Specialty Retail — 1.7%
Home Depot, Inc. (The)	431,529	11,495,933
Lowe’s Cos., Inc.	477,779	10,004,692

		21,500,625

Tobacco — 1.9%
Altria Group, Inc.(a)	535,109	9,530,291
Philip Morris International, Inc.	276,416	13,472,516

		23,002,807

Total Common Stocks (Cost $1,015,593,057)		1,187,903,442

Security Description	Shares/Par Amount	Value
Short-Term Investments — 10.6%
Mutual Funds — 5.0%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	62,005,655	62,005,655

Repurchase Agreement — 5.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $68,703,019 on 10/01/09 collateralized by $67,475,000 FHLB at 4.375% due 09/17/10 with a value of $70,079,535.	$68,703,000	68,703,000

Total Short-Term Investments (Cost $130,708,655)		130,708,655

TOTAL INVESTMENTS — 106.7% (Cost $1,146,301,712)		1,318,612,097

Other Assets and Liabilities (net) — (6.7)%		(82,365,752)

NET ASSETS — 100.0%		$1,236,246,345

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $186,746,799 and $14,436,414 respectively, resulting in a net unrealized appreciation of $172,310,385.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $60,405,642 and the collateral received consisted of cash in the amount of $62,005,655. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,059,830	$—	$—	$5,059,830
Beverages	24,571,856	—	—	24,571,856
Capital Markets	37,178,245	—	—	37,178,245
Chemicals	11,385,723	—	—	11,385,723
Commercial Banks	32,013,293	—	—	32,013,293
Communications Equipment	18,408,021	—	—	18,408,021
Computers & Peripherals	52,467,817	—	—	52,467,817
Diversified Financial Services	60,486,973	—	—	60,486,973
Diversified Telecommunication Services	40,357,395	—	—	40,357,395
Electrical Equipment	7,191,354	—	—	7,191,354
Electronic Equipment, Instruments & Components	4,014,802	—	—	4,014,802
Energy Equipment & Services	18,079,033	—	—	18,079,033
Food & Staples Retailing	41,015,217	—	—	41,015,217
Food Products	59,086,393	—	—	59,086,393
Health Care Equipment & Supplies	14,666,758	—	—	14,666,758
Health Care Providers & Services	31,845,930	—	—	31,845,930
Household Products	4,882,656	—	—	4,882,656
Industrial Conglomerates	16,957,115	—	—	16,957,115
Insurance	118,492,996	—	—	118,492,996
Internet Software & Services	44,964,598	—	—	44,964,598
IT Services	13,140,357	—	—	13,140,357
Machinery	4,919,468	—	—	4,919,468
Media	167,821,062	—	—	167,821,062
Metals & Mining	17,181,545	—	—	17,181,545
Multiline Retail	24,212,290	—	—	24,212,290
Oil, Gas & Consumable Fuels	55,408,118	—	—	55,408,118
Paper & Forest Products	38,373,670	—	—	38,373,670
Pharmaceuticals	144,812,607	—	—	144,812,607
Semiconductors & Semiconductor Equipment	30,302,281	—	—	30,302,281
Software	4,102,607	—	—	4,102,607
Specialty Retail	21,500,625	—	—	21,500,625
Tobacco	23,002,807	—	—	23,002,807

Total Common Stocks	1,187,903,442	—	—	1,187,903,442

Short-Term Investments
Mutual Funds	62,005,655	—	—	62,005,655
Repurchase Agreement	—	68,703,000	—	62,005,655

Total Short-Term Investments	62,005,655	68,703,000	—	130,708,655

TOTAL INVESTMENTS	$1,249,909,097	$68,703,000	$—	$1,318,612,097

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited)

September 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value
Common Stocks — 93.7%
Air Freight & Logistics — 4.1%
C.H. Robinson Worldwide, Inc.	38,445	$2,220,199
Expeditors International of Washington, Inc.	79,757	2,803,458

		5,023,657

Capital Markets — 2.3%
Calamos Asset Management, Inc. — Class A	70,867	925,523
Greenhill & Co., Inc.	20,583	1,843,825

		2,769,348

Chemicals — 3.8%
Intrepid Potash, Inc.*(a)	53,447	1,260,815
Nalco Holding Co.	94,403	1,934,318
Rockwood Holdings, Inc.*	67,927	1,397,258

		4,592,391

Commercial & Professional Services — 0.9%
Covanta Holding Corp.*(a)	64,748	1,100,716

Communications Equipment — 2.1%
Palm, Inc.*(a)	144,959	2,526,635

Computers & Peripherals — 2.0%
Teradata Corp.*	88,931	2,447,381

Construction & Engineering — 0.9%
Aecom Technology Corp.*	39,521	1,072,600

Construction Materials — 2.8%
Martin Marietta Materials, Inc.(a)	29,033	2,673,069
Texas Industries, Inc.(a)	18,171	763,000

		3,436,069

Distributors — 3.5%
Li & Fung, Ltd.	1,042,000	4,250,103

Diversified Consumer Services — 2.8%
New Oriental Education & Technology Group, Inc. (ADR)*	26,231	2,110,284
Strayer Education, Inc.(a)	6,170	1,343,085

		3,453,369

Diversified Financial Services — 4.5%
IntercontinentalExchange, Inc.*	18,468	1,794,905
Leucadia National Corp.*	110,495	2,731,436
Moody’s Corp.(a)	30,173	617,340
MSCI, Inc.—Class A*	10,984	325,346

		5,469,027

Electronic Equipment, Instruments & Components — 1.5%
BYD Co., Ltd.*	218,500	1,782,336

Health Care Equipment & Supplies — 3.7%
Gen-Probe, Inc.*(a)	43,695	1,810,721
Intuitive Surgical, Inc.*	5,949	1,560,125
Mindray Medical International, Ltd. (ADR)(a)	34,937	1,140,344

		4,511,190

Hotels, Restaurants & Leisure — 9.2%
Ctrip.com International, Ltd. (ADR)*	66,943	3,935,579
Las Vegas Sands Corp.*(a)	97,795	1,646,868
Starbucks Corp.*	90,661	1,872,149

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Wynn Resorts, Ltd.*	52,157	$3,697,410

		11,152,006

Household Durables — 3.3%
Gafisa S.A. (ADR)(a)	51,190	1,554,129
Mohawk Industries, Inc.*(a)	15,244	726,986
NVR, Inc.*(a)	2,762	1,760,416

		4,041,531

Internet & Catalog Retail — 3.8%
Netflix, Inc.*(a)	17,628	813,885
Priceline.com, Inc.*(a)	22,654	3,756,486

		4,570,371

Internet Software & Services — 9.6%
Akamai Technologies, Inc.*(a)	94,191	1,853,679
Alibaba.com, Ltd.	1,028,300	2,372,008
Baidu.com (ADR)*	11,559	4,520,147
Equinix, Inc.*(a)	14,950	1,375,400
Tencent Holdings, Ltd.	96,200	1,546,908

		11,668,142

IT Services — 2.1%
Redecard S.A.	164,832	2,531,161

Life Sciences Tools & Services — 5.3%
Illumina, Inc.*(a)	96,060	4,082,550
Techne Corp.	38,627	2,416,119

		6,498,669

Media — 4.0%
Discovery Communications, Inc. — Class C*	48,442	1,260,945
Groupe Aeroplan, Inc.	142,226	1,313,284
Morningstar, Inc.*	46,304	2,248,522

		4,822,751

Multiline Retail — 0.8%
Sears Holdings Corp.*(a)	14,286	933,019

Oil, Gas & Consumable Fuels — 7.4%
Petrohawk Energy Corp.*	38,149	923,587
Range Resources Corp.(a)	68,209	3,366,796
Ultra Petroleum Corp.*	97,340	4,765,767

		9,056,150

Pharmaceuticals — 1.6%
Allergan, Inc.	25,759	1,462,081
Ironwood Pharmaceutical(b)	44,752	537,024

		1,999,105

Professional Services — 3.1%
Corporate Executive Board Co.	41,568	1,035,043
IHS, Inc. — Class A*(a)	32,666	1,670,212
Monster Worldwide, Inc.*(a)	58,037	1,014,487

		3,719,742

Real Estate Management & Development — 1.1%
Brookfield Asset Management, Inc.—Class A	60,789	1,380,518

Software — 4.7%
Autodesk, Inc.*	67,154	1,598,265
Rovi Corp.*	24,420	820,512
Salesforce.com, Inc.*(a)	57,966	3,300,005

		5,718,782

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) - continued

September 30, 2009

(Percentage of Net Assets)

Specialty Retail — 1.1%
Abercrombie & Fitch Co. — Class A(a)	39,637	$1,303,265

Wireless Telecommunication Services — 1.7%
Millicom International Cellular S.A.*	11,729	853,167
NII Holdings, Inc.*	42,724	1,280,866

		2,134,033

Total Common Stocks (Cost $116,334,423)		113,964,067

Security Description	Shares/Par Amount	Value
Short-Term Investments — 15.8%
Mutual Funds — 9.6%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	11,707,335	11,707,335

Repurchase Agreement — 6.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 09/30/09 at 0.010% to be repurchased at $7,462,002 on 10/01/09 collateralized by $7,620,000 U.S. Treasury Bill at 0.120% due 03/18/10 with a value of $7,613,904.	$7,462,000	7,462,000

Total Short-Term Investments (Cost $19,169,335)		19,169,335

TOTAL INVESTMENTS — 109.5% (Cost $135,503,758#)		133,133,402

Other Assets and Liabilities (net) — (9.5)%		(11,511,940)

NET ASSETS — 100.0%		$121,621,462

Portfolio Footnotes:

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $15,711,501 and $18,081,857 respectively, resulting in a net unrealized depreciation of $2,370,356.
(a)	A portion or all of the security was held on loan. As of September 30, 2009, the market value of securities loaned was $11,469,524 and the collateral received consisted of cash in the amount of $11,707,335. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

VALUATION INPUTS

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009 by security type as required by FAS 157-4:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$5,023,657	$—	$—	$5,023,657
Capital Markets	2,769,348	—	—	2,769,348
Chemicals	4,592,391	—	—	4,592,391
Commercial & Professional Services	1,100,716	—	—	1,100,716
Communications Equipment	2,526,635	—	—	2,526,635
Computers & Peripherals	2,447,381	—	—	2,447,381
Construction & Engineering	1,072,600	—	—	1,072,600
Construction Materials	3,436,069	—	—	3,436,069
Distributors	—	4,250,103	—	4,250,103
Diversified Consumer Services	3,453,369	—	—	3,453,369
Diversified Financial Services	5,469,027	—	—	5,469,027
Electronic Equipment, Instruments & Components	—	1,782,336	—	1,782,336
Health Care Equipment & Supplies	4,511,190	—	—	4,511,190
Hotels, Restaurants & Leisure	11,152,006	—	—	11,152,006
Household Durables	4,041,531	—	—	4,041,531
Internet & Catalog Retail	4,570,371	—	—	4,570,371
Internet Software & Services	7,749,226	3,918,916	—	11,668,142
IT Services	2,531,161	—	—	2,531,161
Life Sciences Tools & Services	6,498,669	—	—	6,498,669
Media	4,822,751	—	—	4,822,751
Multiline Retail	933,019	—	—	933,019
Oil, Gas & Consumable Fuels	9,056,150	—	—	9,056,150
Pharmaceuticals	1,462,081	—	537,024	1,999,105
Professional Services	3,719,742	—	—	3,719,742
Real Estate Management & Development	1,380,518	—	—	1,380,518
Software	5,718,782	—	—	5,718,782
Specialty Retail	1,303,265	—	—	1,303,265
Wireless Telecommunication Services	2,134,033	—	—	2,134,033

Total Common Stocks	103,475,688	9,951,355	537,024	113,964,067

Short-Term Investments
Mutual Funds	11,707,335	—	—	11,707,335
Repurchase Agreement	—	7,462,000	—	7,462,000

Total Short-Term Investments	11,707,335	7,462,000	—	19,169,335

TOTAL INVESTMENTS	$115,183,023	$17,413,355	$537,024	$133,133,402

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2008	Balance as of September 30, 2009
Common Stocks
Pharmaceuticals	$537,024	$537,024

Total	$537,024	$537,024

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date: November 13, 2009

By:	/S/ JEFFREY A. TUPPER
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date: November 13, 2009